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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09913

                           AIM Counselor Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/07

Item 1. Reports to Stockholders.

                             AIM FLOATING RATE FUND
                 Annual Report to Shareholders o August 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Taxable Noninvestment
Grade

Table of Contents

Letters to Shareholders...................      2
Performance Summary.......................      4
Management Discussion.....................      4
Long-term Fund Performance................      6
Supplemental Information..................      8
Schedule of Investments...................      9
Financial Statements......................     24
Notes to Financial Statements.............     28
Financial Highlights......................     35
Auditor's Report..........................     40
Fund Expenses.............................     41
Approval of Advisory Agreement............     42
Tax Information...........................     44
Trustees and Officers.....................     45

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

[GRAPHIC]   [GRAPHIC]     [GRAPHIC]
 [TARGET     [TARGET    [DIVERSIFIED
  RISK]     MATURITY]    PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM Floating Rate Fund

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review, and what factors affected its
   [TAYLOR                                   performance. The following pages contain important information that answers questions
    PHOTO]                                   you may have about your investment.

                                                Despite a significant, albeit short-lived, stock market sell-off in late February and early March--and a more severe stock market decline that began in July--major stock
Philip Taylor                                market indexes in the United States and abroad generally performed well for the 12 months ended August 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on
                                             Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations, thereby slowing the economy.

                                                In an effort to ensure that the weak housing market and tight credit markets did not affect the U.S. economy more generally, the U.S. Federal Reserve Board in September cut its key federal funds target rate for the first time in more than four years.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o  Domestic, global and international equity funds

                                             o  Taxable and tax-exempt fixed-income funds

                                             o  Allocation portfolios, with risk/return characteristics to match your needs

                                             o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and
                                                PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             IN CONCLUSION

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming
                                             AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at
                                             800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in
                                             us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President -- AIM Funds
                                             CEO, AIM Investments

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Floating Rate Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
   [CROCKETT                                 reduced shareholder costs, and high ethical standards.
     PHOTO]

                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO,
                                             AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments
Bruce L. Crockett                            --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of August 31, 2007).

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.
                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Floating Rate Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
=======================================================================================   holdings based on our risk/return and
PERFORMANCE SUMMARY                                                                       relative value analysis, conducting an
                                                                                          in-depth credit analysis on all available
For the fiscal year ended August 31, 2007, Class A Shares of AIM Floating Rate            loans in both the primary (new issue) and
Fund, excluding applicable sales charges, underperformed the Fund's broad market          secondary (or trading) markets. Some of
and style-specific indexes. The Fund invests in lower-rated fixed-income                  the major factors we examine include each
instruments, primarily senior secured corporate loans, and these underperformed           company's:
investment-grade corporate bonds, represented by the Lehman Brothers U.S.
Aggregate Bond Index. The Fund slightly underperformed its style-specific index           -  Management-experience, depth and track
due to its exposure to the lower-rated sectors (B and CCC) of the bank loan                  record.
market, as these sectors underperformed relative to higher-rated bank loans,
such as BB issues.                                                                        -  Industry position and dynamics-company
                                                                                             niche, size, vulnerabilities and
Your Fund's long-term performance appears later in this report.                              suppliers, as well as industry
                                                                                             challenges and potential.
FUND VS. INDEXES
                                                                                          -  Assets-their quality (valuation and
Total returns, 8/31/06-8/31/07, excluding applicable sales charges. If sales                 convertibility to cash) and
charges were included, returns would be lower.                                               divisibility.

Class A Shares                                                                    2.16%   -  Cash flow-sales and earnings
Class C Shares                                                                    1.76       breakdown, current and planned cash
Class R Shares                                                                    1.91       requirements and earnings
Lehman Brothers U.S. Aggregate Bond Index@ (Broad Market Index)                   5.26       predictability.
S&P/LSTA Leveraged Loan Index- (Style-Specific Index)                             2.66
CSFB Leveraged Loan Index# (Former Style-Specific Index)                          2.99    -  Financial flexibility-access to
Lipper Loan Participation Funds Category Average@ (Peer Group Index)              2.41       additional capital.
Lipper Closed-End Loan Participation Funds Index@ (Former Peer Group Index)       2.21
SOURCES: @LIPPER INC.; A I M MANAGEMENT GROUP INC., STANDARD & POOR'S;                       We manage risk by holding daily
#A I M MANAGEMENT GROUP INC., BLOOMBERG L.P.                                              credit and trading discussions, combined
                                                                                          with frequent comprehensive credit reviews
=======================================================================================   of all holdings in the portfolio to
                                                                                          determine whether each company has the
HOW WE INVEST                                                                             ability to meet its objectives.

We believe a conservatively designed              In our process of constructing the         Our sell discipline is designed to
portfolio of senior secured loans, chosen    portfolio we seek to take advantage of the   avoid loss of principal. Some conditions
from a broad source of issuers and           market dislocation resulting from            that may cause us to reduce or sell a
carefully selected based on credit quality   technical factors. But also we maintain      position include:
considerations, may provide a steady         our focus on investing in higher credit
stream of income with some capital           quality, high yield issues that we believe   -  Unfavorable industry trends, poor
appreciation.                                exhibit lower volatility. We choose             performance or lack of access to
                                                                                             capital that may cause the company to
                                                                                             fail to meet its planned objectives.

                                                                                          -  An unfavorable change in earnings,
                                                                                             cash flow and/or valuation.

                                                                                          -  More attractive investment
                                                                                             opportunities.

                                                                                                                         (continued)

==========================================   ==========================================   ==========================================

   PORTFOLIO COMPOSITION                        TOP 10 ISSUERS*                                 TOTAL NET ASSETS

By sector                                     1. Alpha III                          3.0   Total Number of Holdings*              689
Consumer Discretionary               30.5%    2. Charter Communications, Inc.       2.3
Industrials                          11.7     3. Biomet Inc.                        2.1
Telecommunication Services           10.4     4. Univision Communications Inc.      1.6
Consumer Staples                     10.1     5. Level 3 Communications, Inc.       1.6
Health Care                           9.9     6. Asurion Corp.                      1.6
Materials                             9.2     7. HCA, Inc.                          1.5
Utilities                             4.9     8. Cellular South Inc.                1.5
Energy                                4.6     9. Pinnacle Foods Group,Inc.
Information Technology                4.3        (Aurora Foods)                     1.4
Financials                            4.0    10. Georgia-Pacific Corp.              1.4
Money Market Funds Plus
Other Assets Less Liabilities         0.4    Total Net Assets           $330.34 million


The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.
==========================================   ==========================================   ==========================================

AIM Floating Rate Fund

MARKET CONDITIONS AND YOUR FUND

The U.S. economy strengthened in the         and the first part of August 2007.           strategy in this industry had a neutral
second quarter of 2007 with gross domestic   However, U.S. credit markets had recovered   impact on performance.
product (GDP) expanding at a 3.8% annual     some of their losses by the end of
rate, the highest level in the last five     August.(5)                                      Thank you for sharing our long-term
quarters.(1) Growth was driven by exports,                                                investment horizon and for your continued
government spending, business investment        Throughout the fiscal year, the Fund      investment in AIM Floating Rate Fund.
and commercial construction. By the end of   continued to maintain its investment focus
August, core inflation, as measured by the   on higher credit quality loans, as we        Sources: (1)Bureau of Economic Analysis;
Consumer Price Index (CPI) and excluding     viewed them as more defensive during more    (2)Bureau of Labor Statistics; (3)U.S.
food and energy, had declined to a 2.1%      turbulent market cycles. By the end of the   Federal Reserve; (4)Fitch; (5)Lehman
annualized rate for the fiscal year,         period, the Fund had about 48% of its        Brothers Inc.
raising hopes that overall inflation could   assets in BB-rated issues. The remaining
ease in the next few months.(2)              of the Fund's assets was invested            The views and opinions expressed in
                                             primarily in B-rated bank loans. In          management's discussion of Fund
   Wrapping up a two-day meeting on June     addition, we maintained a small weight in    performance are those of A I M Advisors,
28, 2007, the U.S. Federal Reserve Board     loans rated CCC or lower. Despite weaker     Inc. These views and opinions are subject
(the Fed) reiterated its belief that         performance of higher-rated loans during     to change at any time based on factors
inflation still remained a threat to the     the first part of the fiscal year, they      such as market and economic conditions.
economy. As a result, the Fed unanimously    outperformed lower-rated issues over the     These views and opinions may not be relied
decided to hold the federal funds target     entire period.(5) As a result, our exposure  upon as investment advice or
rate at 5.25%, where it has been since       to the lower-rated sectors (B and CCC) of    recommendations, or as an offer for a
June 2006.(3) However, growing concerns      the bank loan market detracted from          particular security. The information is
that turmoil in the subprime mortgage and    relative performance.                        not a complete analysis of every aspect of
low-rated corporate debt markets might                                                    any market, country, industry, security or
have an adverse effect on economic growth       We favored investments in industries      the Fund. Statements of fact are from
caused the Fed to cut the discount rate by   where companies exhibited steady cash        sources considered reliable, but A I M
one-half percent on August 17 to add         flows, high visibility and defensible        Advisors, Inc. makes no representation or
liquidity to the market.(3)                  market positions. Two industries that        warranty as to their completeness or
                                             generally demonstrated these attributes      accuracy. Although historical performance
   During the first half of 2007,            were broadcasting and cable TV and           is no guarantee of future results, these
long-term trends in the leveraged loan       casinos. We considered the broadcasting      insights may help you understand our
market continued, with credit spreads        and cable TV industry to be attractive for   investment management philosophy.
declining and loan terms for new issues      a couple reasons. First, this industry
weakening. Bank loan issuance volume over    represented a significant portion of the     See important Fund and index disclosures
this period reached a record $427 billion,   high yield loan market. Second, earnings     later in this report.
nearly 70% of 2006's record volume of $612   potential of companies in this industry
billion due to strong leveraged buyout and   tended to be more predictable, according     [EWALD PHOTO]
M&A (merger and acquisition) activity.(4)    to our credit research. The Fund
While new issuance reached record levels     maintained a relatively larger weight in     Tom Ewald Portfolio manager, is lead
during the fiscal year, risk premiums in     this industry, which enhanced performance.   manager of AIM Floating Rate Fund. Mr.
the U.S. leveraged loan market began to                                                   Ewald joined INVESCO in 2000 as a credit
rise in early June as investors became          We viewed the casinos industry            analyst and was promoted to portfolio
more concerned about riskier debt            favorably for many reasons. One reason is    manager of certain other funds in 2001.
structures, including covenant-lite loans,   that casinos are highly regulated            Prior to joining INVESCO, Mr. Ewald was a
second-lien loans and bonds, or any type     enterprises, which results in less           portfolio manager at another firm. Mr.
of deferred interest debt.(5)                uncertainty about earnings projections and   Ewald earned an A.B. from Harvard College
                                             reports. Moreover, casinos generally         and an M.B.A. from the Darden School of
   Moreover, subprime loan-related           appeared to have had tremendous cash         Business at the University of Virginia.
problems began to impact the                 flows, one of the key factors in
credit-sensitive segments of the market,     determining whether a company has the        [STOECKLE PHOTO]
including the high yield and bank loan       ability to repay its loans. Casinos have
markets. The magnitude of the problem was    spread across the country, as the drive-up   Greg Stoeckle Portfolio manager, is
enhanced by a lack of liquidity, as          market has grown at a faster pace than the   manager of AIM Floating Rate Fund. Mr.
lenders began demanding more stringent       traditional Las Vegas and Atlantic City      Stoeckle joined INVESCO in 1999 and has
terms and enhanced covenant protection       sites. We preferred loans issued to          held several senior management positions
from bond issuers. Questionable lending      support the corporations running the         within the bank loan group. He began his
standards caused U.S. credit markets to      casinos rather than loans backing a single   investment career in 1987 as a credit
sustain losses during July                   property. However, during the second part    analyst for another firm. Mr. Stoeckle
                                             of the fiscal year, earnings in the          earned a B.S. from Ursinus College and an
                                             casinos industry showed signs of leveling    M.B.A from Saint Joseph's University.
                                             off. Consequently, our investment


AIM Floating Rate Fund

YOUR FUND'S LONG-TERM PERFORMANCE

====================================================================================================================================

Past performance cannot guarantee            of taxes a shareholder would pay on Fund     the dollar value of an investment, is
comparable future results.                   distributions or sale of Fund shares.        constructed with each segment representing
                                             Performance of the indexes does not          a percent change in the value of the
   The data shown in the chart include       reflect the effects of taxes.                investment. In this chart, each segment
invested distributions, applicable sales                                                  represents a doubling, or 100% change, in
charges, Fund expenses and management           This chart, which is a logarithmic        the value of the investment. In other
fees. Index results include reinvested       chart, presents the fluctuations in the      words, the space between $5,000 and
dividends, but they do not reflect sales     value of the Fund and its indexes. We        $10,000 is the same size as the space
charges. Performance of an index of funds    believe that a logarithmic chart is more     between $10,000 and $20,000, and so on.
reflects fund expenses and management        effective than other types of charts in
fees; performance of a market index does     illustrating changes in value during the
not. Performance shown in the chart and      early years shown in the chart. The
table(s) does not reflect deduction          vertical axis, the one that indicates

====================================================================================================================================

CONTINUED FROM PAGE 8

Funds category. These funds invest           OTHER INFORMATION
primarily in participation interests in
collateralized senior corporate loans        -  The returns shown in the management's     -  Industry classifications used in this
which have floating or variable rates.          discussion of Fund performance are           report are generally according to the
                                                based on net asset values calculated         Global Industry Classification
-  The Fund is not managed to track the         for shareholder transactions.                Standard, which was developed by and
   performance of any particular index,         Generally accepted accounting                is the exclusive property and a
   including the indexes defined here,          principles require adjustments to be         service mark of Morgan Stanley Capital
   and consequently, the performance of         made to the net assets of the Fund at        International Inc. and Standard &
   the Fund may deviate significantly           period end for financial reporting           Poor's.
   from the performance of the index.           purposes, and as such, the net asset
                                                values for shareholder transactions
-  A direct investment cannot be made in        and the returns based on those net
   an index. Unless otherwise indicated,        asset values may differ from the net
   index results include reinvested             asset values and returns reported in
   dividends, and they do not reflect           the Financial Highlights.
   sales charges. Performance of an index
   of funds reflects fund expenses;
   performance of a market index does
   not.

====================================================================================================================================
                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND DATA FROM 4/30/97, FUND DATA FROM 5/1/97

                                                                                              LIPPER LOAN
                 AIM FLOATING RATE FUND-   S&P/LSTA LEVERAGED     LEHMAN BROTHERS U.S.    PARTICIPATION FUNDS   CSFB LEVERAGED
         DATE        CLASS A SHARES           LOAN INDEX(3)     AGGREGATE BOND INDEX(1)   CATEGORY AVERAGE(1)    LOAN INDEX(2)
       -------   -----------------------   ------------------   -----------------------   -------------------   --------------
       4/30/97                                   $10000                  $10000                  $10000             $10000
          5/97            $ 9812                  10060                   10095                   10064              10075
          6/97              9872                  10142                   10214                   10125              10164
          7/97              9935                  10195                   10490                   10190              10236
          8/97             10009                  10258                   10400                   10265              10309
          9/97             10070                  10298                   10554                   10327              10373
         10/97             10143                  10333                   10707                   10401              10412
         11/97             10202                  10377                   10756                   10463              10453
         12/97             10266                  10456                   10864                   10528              10514
          1/98             10330                  10524                   11004                   10594              10575
          2/98             10386                  10596                   10996                   10651              10632
          3/98             10437                  10682                   11033                   10703              10715
          4/98             10495                  10759                   11091                   10763              10799
          5/98             10545                  10827                   11196                   10814              10876
          6/98             10605                  10879                   11291                   10876              10949
          7/98             10672                  10891                   11315                   10944              11009
          8/98             10737                  10850                   11499                   11011              11029
          9/98             10680                  10769                   11769                   11024              10979
         10/98             10699                  10844                   11706                   11059              10887
         11/98             10725                  10950                   11773                   11089              10964
         12/98             10806                  11005                   11808                   11170              11073
          1/99             10878                  11043                   11892                   11248              11101
          2/99             10909                  11026                   11685                   11298              11053
          3/99             10969                  10954                   11750                   11368              11120
          4/99             11018                  11022                   11787                   11434              11201
          5/99             11083                  11159                   11684                   11502              11345
          6/99             11146                  11247                   11646                   11573              11448
          7/99             11215                  11317                   11597                   11634              11524
          8/99             11238                  11320                   11591                   11675              11482
          9/99             11270                  11231                   11725                   11723              11455
         10/99             11315                  11248                   11769                   11776              11439
         11/99             11346                  11319                   11768                   11840              11513
         12/99             11401                  11407                   11711                   11904              11591
          1/00             11474                  11505                   11673                   11980              11704
          2/00             11531                  11558                   11814                   12037              11743
          3/00             11557                  11496                   11970                   12015              11650
          4/00             11605                  11533                   11935                   12058              11693
          5/00             11652                  11627                   11930                   12118              11791
          6/00             11732                  11712                   12178                   12194              11863
          7/00             11781                  11806                   12289                   12245              11947
          8/00             11852                  11842                   12467                   12317              12009
          9/00             11883                  11874                   12545                   12378              12048
         10/00             11903                  11871                   12628                   12417              12053
         11/00             11934                  11914                   12835                   12454              12080
         12/00             11973                  11976                   13073                   12533              12164
          1/01             12000                  12105                   13286                   12642              12238
          2/01             12112                  12225                   13402                   12718              12343
          3/01             12075                  12229                   13469                   12738              12358
          4/01             12031                  12211                   13414                   12757              12307
          5/01             12022                  12350                   13494                   12835              12454
          6/01             12059                  12363                   13545                   12850              12469
          7/01             12045                  12458                   13848                   12896              12500
          8/01             12069                  12550                   14007                   12942              12601
          9/01             12022                  12342                   14170                   12829              12360
         10/01             11834                  12221                   14467                   12795              12167
         11/01             11802                  12371                   14267                   12882              12358
         12/01             11794                  12476                   14177                   12945              12487
          1/02             11904                  12539                   14291                   13003              12555
          2/02             11927                  12502                   14430                   12987              12507
          3/02             12067                  12651                   14190                   13080              12652
          4/02             12166                  12798                   14465                   13143              12787
          5/02             12213                  12811                   14588                   13179              12779
          6/02             12245                  12685                   14714                   13116              12586
          7/02             12151                  12571                   14891                   13011              12395
          8/02             12098                  12530                   15143                   12984              12359
          9/02             12115                  12538                   15388                   13002              12386
         10/02             12005                  12390                   15318                   12907              12220
         11/02             12003                  12564                   15314                   13023              12430

====================================================================================================================================
SOURCE: (1)LIPPER INC.; (2)A I M MANAGEMENT GROUP, INC., BLOOMBERG L.P.; (3)A I M MANAGEMENT GROUP, INC., STANDARD & POOR'S

====================================================================================================================================
                                [MOUNTAIN CHART]

         12/02             12118                  12714                   15630                   13138              12625
          1/03             12220                  12869                   15644                   13217              12796
          2/03             12256                  12925                   15860                   13260              12863
          3/03             12258                  12976                   15848                   13330              12905
          4/03             12404                  13129                   15979                   13477              13086
          5/03             12524                  13272                   16277                   13579              13262
          6/03             12640                  13433                   16244                   13713              13449
          7/03             12715                  13523                   15698                   13768              13541
          8/03             12725                  13553                   15802                   13804              13570
          9/03             12805                  13682                   16221                   13891              13707
         10/03             12858                  13807                   16069                   13971              13830
         11/03             12939                  13896                   16108                   14025              13930
         12/03             12974                  13982                   16272                   14091              14016
          1/04             13090                  14103                   16403                   14185              14162
          2/04             13159                  14147                   16580                   14209              14206
          3/04             13181                  14198                   16704                   14239              14265
          4/04             13260                  14267                   16270                   14290              14330
          5/04             13279                  14284                   16205                   14292              14362
          6/04             13349                  14372                   16296                   14362              14454
          7/04             13396                  14419                   16458                   14405              14504
          8/04             13434                  14445                   16772                   14429              14527
          9/04             13596                  14505                   16817                   14480              14582
         10/04             13668                  14578                   16958                   14548              14654
         11/04             13754                  14643                   16823                   14613              14734
         12/04             13799                  14704                   16978                   14672              14801
          1/05             13861                  14764                   17084                   14714              14878
          2/05             13967                  14843                   16984                   14795              14965
          3/05             14002                  14905                   16896                   14817              15041
          4/05             14006                  14894                   17125                   14813              15054
          5/05             13983                  14903                   17310                   14825              15066
          6/05             14069                  14999                   17405                   14918              15167
          7/05             14173                  15113                   17246                   15019              15285
          8/05             14275                  15204                   17467                   15095              15392
          9/05             14315                  15265                   17287                   15145              15464
         10/05             14361                  15312                   17151                   15167              15514
         11/05             14407                  15370                   17226                   15225              15565
         12/05             14489                  15451                   17390                   15295              15643
          1/06             14573                  15558                   17391                   15384              15746
          2/06             14682                  15656                   17449                   15478              15856
          3/06             14786                  15751                   17278                   15563              15973
          4/06             14876                  15828                   17246                   15642              16049
          5/06             14936                  15868                   17228                   15660              16111
          6/06             14946                  15912                   17264                   15696              16178
          7/06             15032                  16002                   17498                   15778              16262
          8/06             15116                  16101                   17766                   15879              16371
          9/06             15179                  16187                   17922                   15954              16461
         10/06             15298                  16295                   18040                   16067              16573
         11/06             15399                  16381                   18250                   16153              16663
         12/06             15505                  16497                   18144                   16267              16791
          1/07             15629                  16641                   18136                   16396              16932
          2/07             15741                  16756                   18416                   16499              17057
          3/07             15792                  16823                   18417                   16566              17139
          4/07             15877                  16922                   18516                   16657              17233
          5/07             15987                  17025                   18376                   16757              17342
          6/07             16001                  17063                   18321                   16768              17397
          7/07             15419                  16491                   18474                   16227              16818
          8/07             15436                  16529                   18700                   16254              16861

====================================================================================================================================

AIM Floating Rate Fund

==========================================   ==========================================      A REDEMPTION FEE OF 2% WILL BE IMPOSED
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
                                                                                          THE FUND WITHIN 30 DAYS OF PURCHASE.
As of 8/31/07, including applicable sales    As of 6/30/07, the most recent calendar      EXCEPTIONS TO THE REDEMPTION FEE ARE
charges                                      quarter-end, including applicable sales      LISTED IN THE FUND'S PROSPECTUS.
                                             charges
CLASS A SHARES                                                                               HAD FEES NOT BEEN WAIVED AND/OR
Inception (5/1/97)       4.29%               CLASS A SHARES                               EXPENSES REIMBURSED IN THE PAST, RETURNS
10 Years                 4.16                Inception (5/1/97)      4.73%                WOULD HAVE BEEN LOWER.
 5 Years                 4.47                10 Years                4.68
 1 Year                 -0.37                 5 Years                4.96
                                              1 Year                 4.42
CLASS C SHARES
Inception (3/31/00)      3.67%               CLASS C SHARES
 5 Years                 4.72                Inception (3/31/00)     4.25%
 1 Year                  0.80                 5 Years                5.15
                                              1 Year                 5.42
CLASS R SHARES
10 Years                 4.40%               CLASS R SHARES
 5 Years                 4.93                10 Years                4.91%
 1 Year                  1.91                 5 Years                5.41
                                              1 Year                 6.68
==========================================   ==========================================

AS OF THE CLOSE OF BUSINESS ON APRIL 13,
2006, THE FUND REORGANIZED FROM A            ASSET VALUE. INVESTMENT RETURN AND
CLOSED-END FUND TO AN OPEN-END FUND.         PRINCIPAL WILL FLUCTUATE SO THAT YOU MAY
                                             HAVE A GAIN OR LOSS WHEN YOU SELL SHARES.
   CLASS A AND C SHARE RETURNS PRIOR TO
APRIL 13, 2006, ARE THE HISTORICAL              THE TOTAL ANNUAL FUND OPERATING EXPENSE
PERFORMANCE OF THE CLOSED-END FUND'S CLASS   RATIO SET FORTH IN THE MOST RECENT FUND
B AND C SHARES, RESPECTIVELY.                PROSPECTUS AS OF THE DATE OF THIS REPORT
                                             FOR CLASS A, CLASS C AND CLASS R SHARES
   THE INCEPTION DATE FOR CLASS R SHARES     WAS 1.82%, 2.32% AND 2.07%. THE EXPENSE
IS APRIL 13, 2006; RETURNS SINCE THAT DATE   RATIOS PRESENTED ABOVE MAY VARY FROM THE
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
ARE BLENDED RETURNS OF HISTORICAL CLASS R    OF THIS REPORT THAT ARE BASED ON EXPENSES
SHARES AND RESTATED PERFORMANCE OF THE       INCURRED DURING THE PERIOD COVERED BY THIS
CLOSED-END FUND'S CLASS B SHARES (FOR THE    REPORT.
PERIODS PRIOR TO THE INCEPTION DATE OF THE
OPEN-END FUND'S CLASS R SHARES) AT NAV AND      CLASS A SHARE PERFORMANCE REFLECTS THE
REFLECT THE HIGHER ANNUAL MANAGEMENT FEES    MAXIMUM 2.50% SALES CHARGE AND CLASS C
AND 0.25% ANNUAL 12B-1 FEES APPLICABLE TO    SHARE PERFORMANCE REFLECTS THE APPLICABLE
THE CLOSED-END FUND'S CLASS B SHARES. THE    CONTINGENT DEFERRED SALES CHARGE (CDSC)
CLOSED-END FUND'S CLASS B SHARE INCEPTION    FOR THE PERIOD INVOLVED. THE CDSC ON CLASS
DATE IS MAY 1, 1997.                         C SHARES IS 1% FOR THE FIRST YEAR AFTER
                                             PURCHASE. CLASS R SHARES DO NOT HAVE A
   THE PERFORMANCE DATA QUOTED REPRESENT     FRONT-END SALES CHARGE; RETURNS ARE SHOWN
PAST PERFORMANCE AND CANNOT GUARANTEE        AT NET ASSET VALUE AND DO NOT REFLECT A
COMPARABLE FUTURE RESULTS; CURRENT           0.75% CDSC WHICH MAY BE IMPOSED ON A TOTAL
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   REDEMPTION OF RETIREMENT PLAN ASSETS
VISIT AIMINVESTMENTS.COM FOR THE MOST        WITHIN THE FIRST YEAR.
RECENT MONTH-END PERFORMANCE. PERFORMANCE                                                 ==========================================
FIGURES REFLECT FUND EXPENSES, THE              THE PERFORMANCE OF THE FUND'S SHARE       FOR A DISCUSSION OF THE RISKS OF INVESTING
REINVESTMENT OF DISTRIBUTIONS, AND CHANGES   CLASSES WILL DIFFER PRIMARILY DUE TO         IN YOUR FUND AND INDEXES USED IN THIS
IN NET                                       DIFFERENT SALES CHARGE STRUCTURES AND        REPORT, PLEASE TURN THE PAGE.
                                             CLASS EXPENSES.                              ==========================================

AIM Floating Rate Fund

AIM FLOATING RATE FUND'S INVESTMENT OBJECTIVES ARE TO PROVIDE A HIGH LEVEL OF CURRENT INCOME AND, SECONDARILY, PRESERVATION OF
CAPITAL.

-  Unless otherwise stated, information presented in this report is as of August 31, 2007, and is based on total net assets.

-  Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                             versely, bond prices generally rise as       economic downturns in the United States
                                                interest rates fall.                         and abroad.
-  As of the close of business on April
   13, 2006, AIM Floating Rate Fund          -  The Fund may use enhanced investment      -  The Fund may invest in senior-secured,
   reorganized from a Closed-End Fund to        techniques such as leveraging and            floating rate loans and debt securities
   an Open-End Fund. Information presented      derivatives. Leveraging entails risks        that require collateral. There is a
   for Class A shares prior to the              such as magnifying changes in the value      risk that the value of the collateral
   reorganization includes financial data       of the portfolio's securities.               may not be sufficient to cover the
   for Class B shares of the Closed-End         Derivatives are subject to                   amount owed, collateral securing a loan
   Fund. Information presented for Class C      counter-party risk--the risk that the        may be found invalid, and collateral
   shares prior to the reorganization           other party will not complete the            may be used to pay other outstanding
   includes financial data for Class C          transaction with the Fund.                   obligations of the borrower under
   shares of the Closed-End Fund.                                                            applicable law or may be difficult to
                                             -  A majority of the Fund's assets are          sell. There is also the risk that the
-  On July 27, 2006, all Class B1 shares        likely to be invested in loans and           collateral may be difficult to
   converted into Class A shares.               securities that are less liquid than         liquidate or that a majority of the
                                                those rated on national exchanges.           collateral may be illiquid
-  Class R shares are available only to
   certain retirement plans. Please see      -  The value of lower quality debt           ABOUT INDEXES USED IN THIS REPORT
   the prospectus for more information.         securities and floating rate loans can
                                                BE VOLATILE DUE to increased              -  The LEHMAN BROTHERS U.S. AGGREGATE BOND
PRINCIPAL RISKS OF INVESTING IN THE FUND        sensitivity to adverse issuer,               INDEX covers U.S. investment-grade
                                                political, regulatory, market or             fixed-rate bonds with components for
-  Portfolio turnover is greater than most      economic developments.                       government and corporate securities,
   funds, which may affect the Fund's                                                        mortgage pass-throughs, and
   performance due to higher brokerage       -  There is no guarantee that the               asset-backed securities.
   commissions. Active trading may also         investment techniques and risk analyses
   increase short-term gains and losses,        used by the Fund's portfolio managers     -  The S&P/LSTA LEVERAGED LOAN INDEX
   which may also result in taxable gain        will produce the desired results.            tracks the current outstanding balance
   distributions to the Fund's                                                               and spread over the London Interbank
   shareholders.                             -  The prices of securities held by the         Offered Rate (LIBOR) for fully funded
                                                Fund may decline in response to market       term loans.
-  Credit risk is the risk of loss on an        risks.
   investment due to the deterioration of                                                 -  The LIPPER LOAN PARTICIPATION FUNDS
   an issuer's financial health. Such a      -  Nondiversification increases the risk        CATEGORY AVERAGE represents an average
   deterioration of financial health may        that the value of the Fund's shares may      of all of the funds in the Lipper Loan
   result in a reduction of the credit          vary more widely, and the Fund may be        Participation Funds category. These
   rating of the issuer's securities and        subject to greater investment and            funds invest primarily in participation
   may lead to the issuer's inability to        credit risk than if the Fund invested        interests in collateralized senior
   honor its contractual obligations,           more broadly.                                corporate loans that have floating or
   including making timely payment of                                                        variable rates.
   interest and principal.                   -  The ability of an issuer of a floating
                                                rate loan or debt security to repay       -  The CSFB LEVERAGED LOAN INDEX is
-  Foreign securities have additional           principal prior to maturity can limit        designed to mirror the investible
   risks, including exchange rate changes,      the potential for gains by the Fund.         universe of the US dollar denominated
   political and economic upheaval, the                                                      leveraged loan market. The loans must
   relative lack of information,             -  To the extent that the Fund is               be funded term loans, rated "5B" or
   relatively low market liquidity, and         concentrated in securities of issuers        lower, with a tenure of at least one
   the potential lack of strict financial       in the banking and financial services        year to be included in the index.
   and accounting controls and standards.       industries, the Fund's performance will
                                                depend on the overall condition of        -  The LIPPER CLOSED-END LOAN
-  Interest rate risk refers to the risk        those industries. The value of these         PARTICIPATION FUNDS INDEX is an equally
   that bond prices generally fall as           securities can be sensitive to changes       weighted representation of the largest
   interest rates rise; con-                    in government regulation and interest        funds in the Lipper Closed-End Loan
                                                rates and                                    Participation

=======================================================================================   Continued on page 6
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           =========================================
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      FUND NASDAQ SYMBOLS
=======================================================================================
                                                                                          Class A Shares        AFRAX
                                                                                          Class C Shares        AFRCX
                                                                                          Class R Shares        AFRRX
                                                                                          =========================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Floating Rate Fund

SCHEDULE OF INVESTMENTS*

August 31, 2007


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------
SENIOR SECURED FLOATING RATE
  INTERESTS-97.49%(B)(C)

ADVERTISING-0.49%

Valassis Communications, Inc.
  Delay Draw Term Loan
  0.00%, 03/02/14(d)(e)                          Ba2    $  398,222   $    367,028
---------------------------------------------------------------------------------
  Term Loan B
  7.11%, 03/02/14(d)                             Ba2     1,340,328      1,206,296
=================================================================================
                                                                        1,573,324
=================================================================================

AEROSPACE & DEFENSE-1.85%

Alion Science & Technology Corp. Term Loan
  7.82-7.86%, 02/06/13(d)                        Ba2     1,775,177      1,686,419
---------------------------------------------------------------------------------
Hawker Beechcraft Corp.
  Syn LOC
  5.26%, 03/26/14(d)                             Ba3       216,330        205,513
---------------------------------------------------------------------------------
  Term Loan
  7.36-7.51%, 03/26/14(d)                        Ba3     2,482,403      2,358,282
---------------------------------------------------------------------------------
McKechnie Aerospace
  Second Lien Term Loan
  10.36%, 05/11/15(d)                            B1        141,300        131,409
---------------------------------------------------------------------------------
  First Lien Term Loan
  7.36%, 05/11/14(d)                             B1        207,667        195,207
---------------------------------------------------------------------------------
TransDigm Group Inc.
  Term Loan
  7.36%, 06/23/13(d)                             Ba3     1,000,000        955,000
---------------------------------------------------------------------------------
Wesco Aircraft Hardware Corp.
  Term Loan
  7.61%, 09/29/13(d)                             B1        577,451        557,240
=================================================================================
                                                                        6,089,070
=================================================================================

AIRPORT SERVICES-0.07%

Dollar Thrifty
  Term Loan
  7.34%, 06/15/14(d)                             B1        209,300        203,021
=================================================================================

ALTERNATIVE CARRIERS-1.66%

Iridium LLC/Capital Corp.
  First Lien Term Loan A
  9.61%, 06/30/10(d)                             B2        149,177        148,431
---------------------------------------------------------------------------------
  Second Lien Term Loan
  13.61%, 07/27/12(d)                           Caa2       149,800        149,800
---------------------------------------------------------------------------------
Level 3 Communications, Inc.
  Term Loan
  7.61%, 03/13/14(d)                             B1      5,403,225      5,149,274
=================================================================================
                                                                        5,447,505
=================================================================================

ALUMINUM-0.22%

Noranda Aluminum
  Term Loan B
  7.51%, 05/18/14(d)                             Ba2       720,120        698,516
=================================================================================

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------


APPAREL RETAIL-0.07%

Mothers Work Inc.
  Term Loan B
  7.86%, 03/13/13(d)                             B2     $  235,410   $    216,577
=================================================================================

APPLICATION SOFTWARE-0.89%

Dealer Comp-rey
  First Lien Term Loan
  7.36%, 10/26/12(d)                             Ba2     1,763,663      1,746,026
---------------------------------------------------------------------------------
  Second Lien Term Loan
  10.86%, 10/26/13(d)                            Ba3     1,260,000      1,204,875
=================================================================================
                                                                        2,950,901
=================================================================================

AUTO PARTS & EQUIPMENT-1.20%

Dayco Products LLC
  Second Lien
  11.07-11.13%, 12/31/11(d)                      Ba3     1,284,407      1,203,062
---------------------------------------------------------------------------------
  Term Loan B
  7.85%, 06/21/11(d)                             B1        103,727        100,442
---------------------------------------------------------------------------------
  Term Loan B
  7.82-7.88%, 06/21/11(d)(h)                     B1        176,883        171,282
---------------------------------------------------------------------------------
  Term Loan B
  7.87-7.89%, 06/21/11(d)                        Ba3        51,864         50,222
---------------------------------------------------------------------------------
Delphi Corp.
  Second Lien DIP Term Loan C
  8.13%, 12/31/07(d)                             Ba3     1,059,361      1,038,173
---------------------------------------------------------------------------------
Federal-Mogul Corp.
  DIP Term Loan
  7.25%, 12/31/07(d)                             Ba1       110,000        108,579
---------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)
  Delay Draw Term Loan
  0%, 07/31/14(d)(e)                             Ba3       109,601        104,669
---------------------------------------------------------------------------------
  Term Loan B
  7.86%, 07/31/14(d)                             Ba3       729,167        696,354
---------------------------------------------------------------------------------
  Second Lien
  6.85%, 04/30/10(d)                             Ba1       400,000        377,500
---------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack (The)
  Term Loan B
  7.54%, 01/27/11(d)                             Ba3       121,014        118,291
=================================================================================
                                                                        3,968,574
=================================================================================

BROADCASTING & CABLE TV-10.41%

Cequel Communication
  First Lien Term Loan
  7.36-9.25%, 11/05/13(d)                        B1      2,972,550      2,803,281
---------------------------------------------------------------------------------
  Second Lien Term Loan A
  9.86%, 03/31/15(d)                            Caa1     1,578,000      1,522,770
---------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Charter Communications, Inc.
  Add on Term Loan
  7.36%, 03/06/14(d)                             B1     $5,500,000   $  5,195,047
---------------------------------------------------------------------------------
  Term Loan Refinance
  7.36%, 03/06/14(d)                             B1      2,660,049      2,512,560
---------------------------------------------------------------------------------
Citadel Communication Corp.
  Term Loan B
  6.99%, 06/12/14(d)                             Ba3     1,865,366      1,716,137
---------------------------------------------------------------------------------
CSC Holdings
  Incremental Term Loan B
  7.07%, 03/29/13(d)                             Ba2     2,000,000      1,915,358
---------------------------------------------------------------------------------
Discovery Channel (The)
  Term Loan B
  7.36%, 05/14/14(d)                             Ba2     2,036,000      1,976,616
---------------------------------------------------------------------------------
Emmis Communications
  Term Loan B
  7.36%, 11/02/13(d)                             B1        370,352        355,908
---------------------------------------------------------------------------------
Gray Television Inc.
  Term Loan B
  6.86%, 12/31/14(d)                             Ba3       445,313        417,202
---------------------------------------------------------------------------------
Hargray Communications Group, Inc.
  Term Loan B
  7.60%, 06/27/14(d)                             B1        125,132        122,004
---------------------------------------------------------------------------------
Hargray Communications Group, Inc. (DPC
  Acquisition Inc.)
  Term Loan B
  7.60%, 06/27/14(d)                             B1         40,180         39,176
---------------------------------------------------------------------------------
Hargray Communications Group, Inc. (HPC
  Acquisition Inc.)
  Term Loan B
  7.60%, 06/27/14(d)                             B1          6,888          6,716
---------------------------------------------------------------------------------
Insight Communications Co., Inc.
  Term Loan B
  7.11%, 04/06/14(d)                             Ba3     1,929,029      1,874,475
---------------------------------------------------------------------------------
Ion Media Network (Paxson)
  Term Loan
  8.61%, 01/15/12(d)                             B1      1,801,171      1,742,633
---------------------------------------------------------------------------------
Local TV LLC
  Term Loan B
  7.31%, 05/07/13(d)                             Ba3       122,400        115,056
---------------------------------------------------------------------------------
Mediacom Communications Corp.
  Term Loan D-1
  7.32%, 01/31/15(d)                             Ba3     1,980,050      1,862,661
---------------------------------------------------------------------------------
NextMedia Operating, Inc.
  Delay Draw Term Loan
  7.33%, 11/15/12(d)                             B1         68,125         64,037
---------------------------------------------------------------------------------
  Second Lien Term Loan
  10.01%, 11/15/13(d)                           Caa1       221,093        211,144
---------------------------------------------------------------------------------
  Term Loan A
  7.57%, 11/15/12(d)                             B1        153,281        144,084
---------------------------------------------------------------------------------
NTL Investment Holding Ltd.
  Term Loan B-4
  7.36%, 09/03/12(d)                             Ba3       337,440        325,238
---------------------------------------------------------------------------------

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

PanAmSat Holding Corp.
  Term Loan B-2
  7.36%, 01/03/14(d)                             Ba2    $1,576,443   $  1,523,632
---------------------------------------------------------------------------------
RCN Corp.
  Term Loan
  7.62%, 05/25/14(d)                             B1      1,210,789      1,142,177
---------------------------------------------------------------------------------
Univision Communications Inc.
  Delay Draw Term Loan
  0.00%, 09/29/14(d)(e)                          Ba3       350,271        323,417
---------------------------------------------------------------------------------
  Term Loan B
  7.61%, 09/29/14(d)                             Ba3     2,562,896      2,366,406
---------------------------------------------------------------------------------
  Term Loan B
  7.61%, 09/29/14(d)(h)                          Ba3     2,885,760      2,664,517
---------------------------------------------------------------------------------
WaveDivision Holdings, LLC
  Term Loan B
  7.84-7.87%, 06/30/14(d)                        B1        386,220        376,564
---------------------------------------------------------------------------------
WideOpenWest Finance, LLC
  Term Loan
  8.01%, 06/22/14(d)                             B2      1,171,000      1,081,222
=================================================================================
                                                                       34,400,038
=================================================================================

BUILDING PRODUCTS-2.97%

Atrium Companies, Inc.
  Term Loan B
  8.59-8.61%, 05/31/12(d)                        B1      1,393,235      1,253,912
---------------------------------------------------------------------------------
Building Materials Corp. of America
  Term Loan B
  8.13%, 02/22/14(d)                             B2      2,051,628      1,797,226
---------------------------------------------------------------------------------
Champian Window Manufacturing Inc.
  Term Loan
  8.04%, 05/13/13(d)(h)                          B1      1,283,555      1,232,212
---------------------------------------------------------------------------------
Custom Building Products Inc.
  Second Lien Term Loan
  10.51%, 04/29/12(d)                            B3      1,540,000      1,455,300
---------------------------------------------------------------------------------
  Term Loan
  7.76%, 10/29/11(d)                             B1        102,659         95,986
---------------------------------------------------------------------------------
Masonite/Prem/Stile
  Canada Term Loan
  7.36%, 04/05/13(d)                             Ba3     1,464,791      1,347,608
---------------------------------------------------------------------------------
  U.S. Term Loan
  7.36%, 04/05/13(d)                             Ba3     1,467,286      1,349,904
---------------------------------------------------------------------------------
United Subcontractors, Inc.
  Term Loan B
  8.36%, 12/27/12(d)                             Ba1     1,406,314      1,293,808
=================================================================================
                                                                        9,825,956
=================================================================================

CASINOS & GAMING-4.89%

Bally Tech Alliance
  Term Loan
  0%, 09/04/08(d)(e)                             NR      2,250,000      2,199,375
---------------------------------------------------------------------------------
  Term Loan
  8.64%, 09/04/09(d)                             NR      1,634,434      1,607,874
---------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------
CASINOS & GAMING-(CONTINUED)

BLB Investors, LLC
  First Lien Term Loan
  7.86-8.07%, 07/18/11(d)                        Ba3    $  889,440   $    853,862
---------------------------------------------------------------------------------
  Second Lien Term Loan
  9.63%, 07/18/12(d)                             B3        510,000        494,700
---------------------------------------------------------------------------------
Cannery Casino
  Delay Draw Term Loan
  0%, 05/18/13(d)(e)                             B2        827,828        778,159
---------------------------------------------------------------------------------
  7.61%, 05/18/13(d)                             B2         79,599         74,823
---------------------------------------------------------------------------------
  Second Lien Term Loan
  9.76%, 05/18/14(d)                             B2         84,000         79,590
---------------------------------------------------------------------------------
  Term Loan B
  7.76%, 05/18/13(d)                             B2        360,823        339,174
---------------------------------------------------------------------------------
Golden Nugget
  Second Lien Term Loan
  9.01%, 12/08/14(d)                             B1        214,000        200,090
---------------------------------------------------------------------------------
  Term Loan B
  7.13%, 06/08/14(d)                             B1        369,600        350,196
---------------------------------------------------------------------------------
Greektown Casino LLC
  Delay Draw Term Loan
  0%, 12/03/12(d)(e)                             Ba3        27,887         27,050
---------------------------------------------------------------------------------
  Term Loan B
  8.13%, 12/03/12(d)                             Ba3       176,734        171,432
---------------------------------------------------------------------------------
Green Valley Ranch
  First Lien Term Loan B
  7.36-7.57%, 02/16/14(d)                        B1        223,225        212,064
---------------------------------------------------------------------------------
  Second Lien Term Loan
  8.79%, 08/16/14(d)                            Caa1       369,000        346,860
---------------------------------------------------------------------------------
Herbst Gaming, Inc.
  Delay Draw Term Loan B
  8.36%, 12/02/11(d)                             Ba3     2,207,167      2,148,310
---------------------------------------------------------------------------------
  Term Loan B
  8.36%, 12/02/11(d)                             Ba3       423,273        411,986
---------------------------------------------------------------------------------
Las Vegas Sands Venetian
  Term Loan
  05/23/14(d)(g)(h)                              Ba3       111,111        107,302
---------------------------------------------------------------------------------
  Term Loan
  0%, 05/23/14(d)(e)                             Ba3       532,632        514,370
---------------------------------------------------------------------------------
  Term Loan B
  05/23/14(d)(g)(h)                              Ba3       555,556        527,153
---------------------------------------------------------------------------------
  7.11%, 05/23/14(d)                             Ba3     2,183,157      2,071,544
---------------------------------------------------------------------------------
Wimar Columbia OPCO
  Term Loan
  7.61%, 01/03/12(d)                             Ba3     1,501,744      1,426,121
---------------------------------------------------------------------------------
Wimar Columbia LANDCO
  Term Loan
  7.61%, 07/03/08(d)                             B2        374,000        364,962
---------------------------------------------------------------------------------
Yonkers Racing Corp.
  Term Loan
  9.06%, 08/12/11(d)                             B3        930,558        874,725
=================================================================================
                                                                       16,181,722
=================================================================================

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------


COAL & CONSUMABLE FUELS-0.29%

Oxbow Carbon
  Delay Draw Term Loan
  7.51%, 05/08/14(d)                             B1     $  150,694   $    138,136
---------------------------------------------------------------------------------
  Term Loan B
  7.36-7.55%, 05/08/14(d)                        B1        905,786        830,304
=================================================================================
                                                                          968,440
=================================================================================

COMMERCIAL PRINTING-0.60%

Cenveo, Inc.
  Delay Draw Term Loan
  7.11%, 06/21/13(d)(h)                          Ba3        16,748         15,952
---------------------------------------------------------------------------------
  Term Loan C
  7.11%, 06/21/13(d)(h)                          Ba3       473,188        450,711
---------------------------------------------------------------------------------
Xsys (BASF Inks)
  Term Loan B5
  7.57%, 12/31/12(d)                             NR        795,787        754,207
---------------------------------------------------------------------------------
  Term Loan C1
  7.57%, 12/31/13(d)                             NR        813,772        771,813
=================================================================================
                                                                        1,992,683
=================================================================================

COMMODITY CHEMICALS-1.38%

Georgia Gulf Corp.
  Term Loan
  7.83%, 10/03/13(d)(h)                          Ba2       270,633        262,041
---------------------------------------------------------------------------------
Lyondell Petrochemical
  Credit Linked Notes
  8.06%, 12/20/09(f)(h)                          Ba2     2,200,000      2,254,150
---------------------------------------------------------------------------------
  Term Loan
  6.84-6.86%, 08/16/13(d)                        Ba2     2,066,934      2,038,514
=================================================================================
                                                                        4,554,705
=================================================================================

COMMUNICATIONS EQUIPMENT-0.22%

Trilogy Choice One
  Term Loan C
  8.88%, 06/30/12(d)                             Ba3       759,490        732,908
=================================================================================

COMPUTER HARDWARE-0.12%

Quantum Corp.
  Term Loan B
  8.86%, 07/12/14(d)                             B1        400,000        392,000
=================================================================================

CONSTRUCTION MATERIALS-0.07%

Hillman Group (The)
  Term Loan B
  8.56%, 03/31/11(d)                             B2        241,320        234,081
---------------------------------------------------------------------------------
  8.56%, 03/31/11(d)                             B2            611            593
=================================================================================
                                                                          234,674
=================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.07%

Affiliated Computer Services, Inc.
  Delay Draw Term Loan
  7.35-7.57%, 03/20/13(d)                        Ba2       249,337        243,104
=================================================================================

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

DISTILLERS & VINTNERS-0.02%

Constellation Brands, Inc.
  Term Loan B
  6.88-7.13%, 06/05/13(d)                        Ba3    $   65,410   $     63,424
=================================================================================

DIVERSIFIED CHEMICALS-0.65%

Celanese US Holdings LLC
  Prefunded LOC
  5.32%, 04/02/14(d)                             Ba3       365,939        352,445
---------------------------------------------------------------------------------
  Term Loan
  7.11%, 04/02/14(d)                             Ba3       561,915        541,194
---------------------------------------------------------------------------------
N.E.W. Customer Service
  Term Loan B
  7.86-8.01%, 05/22/14(d)                        B1      1,135,925      1,042,214
---------------------------------------------------------------------------------
Texas Petrochemicals L.P.
  Prefunded LOC
  5.33%, 06/27/13(d)                             Ba3        56,250         54,070
---------------------------------------------------------------------------------
  Term Loan B
  7.94%, 06/27/13(d)                             Ba3       167,069        160,595
=================================================================================
                                                                        2,150,518
=================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES- 1.17%

Aspect Software, Inc.
  First Lien Term Loan
  8.36%, 07/11/11(d)                             B2        330,413        310,588
---------------------------------------------------------------------------------
Audio Software Services, Corp.
  Term Loan
  7.61%, 02/28/14(d)                             Ba3       273,600        257,184
---------------------------------------------------------------------------------
Bankruptcy Management Solutions, Inc.
  First Lien Term Loan
  8.32%, 07/28/12(d)                             Ba3        63,520         60,979
---------------------------------------------------------------------------------
  Second Lien Term Loan
  11.76%, 07/28/13(d)                           Caa1        36,392         35,300
---------------------------------------------------------------------------------
Billing Services Group, LLC
  Second Lien Term Loan
  11.44%, 05/06/13(d)                            B3         38,667         39,005
---------------------------------------------------------------------------------
Brock Holdings III, Inc.
  Term Loan B
  7.36%, 02/26/14(d)                             B1        462,840        443,169
---------------------------------------------------------------------------------
Central Parking Corp.
  Syn LOC
  7.63%, 05/22/14(d)                             Ba2        40,344         37,923
---------------------------------------------------------------------------------
  Second Lien Term Loan
  9.88%, 11/22/14(d)                             B2         25,522         24,756
---------------------------------------------------------------------------------
  Term Loan B
  7.79-9.50%, 05/22/14(d)                        Ba2       165,715        155,772
---------------------------------------------------------------------------------
Coinmach Corp.
  Term Loan B-1
  7.88-8.06%, 12/19/12(d)                        B2      1,162,413      1,136,259
---------------------------------------------------------------------------------
Merrill Corp.
  Term Loan
  7.59-7.82%, 05/15/11(d)                        Ba3       939,644        916,153
---------------------------------------------------------------------------------

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-(CONTINUED)

Nuance Communications, Inc.
  Revolver Loan
  0.00%, 04/01/12(d)(e)                          Ba3    $  121,000   $    114,043
---------------------------------------------------------------------------------
  Term Loan B
  7.57%, 04/01/13(d)                             Ba3       359,450        338,482
=================================================================================
                                                                        3,869,613
=================================================================================

DIVERSIFIED METALS & MINING-0.32%

Magnum Coal Co.
  Loan C
  8.76%, 03/21/13(d)                             B3        226,755        215,417
---------------------------------------------------------------------------------
  Term Loan
  8.60%, 03/21/13(d)                             B3        895,682        850,898
=================================================================================
                                                                        1,066,315
=================================================================================

DIVERSIFIED REIT'S-0.08%

Capital Automotive REIT
  Term Loan B
  7.07%, 12/15/10(d)                             Ba1       288,382        279,730
=================================================================================

DRUG RETAIL-0.95%

General Nutrition Centers, Inc.
  Term Loan B
  09/16/13(d)(g)                                 B1        280,034        260,432
---------------------------------------------------------------------------------
  9.79%, 09/16/13(d)                             B1      2,949,209      2,742,764
---------------------------------------------------------------------------------
MAPCO Express, Inc.
  Term Loan
  8.09-8.11%, 04/28/11(d)                        B2        133,275        127,943
=================================================================================
                                                                        3,131,139
=================================================================================

ELECTRIC UTILITIES-3.81%

AES Corp.
  Syn LOC
  8.67%, 03/29/10(d)                             Ba1     3,121,212      3,063,991
---------------------------------------------------------------------------------
Bicent Power
  Term Loan B
  7.36%, 07/10/14(d)                             Ba3       875,000        844,375
---------------------------------------------------------------------------------
Dynegy Holdings Inc.
  Term Loan B
  6.82%, 04/02/13(d)                             Ba1       297,872        282,681
---------------------------------------------------------------------------------
  Loan C
  7.01%, 04/02/13(d)                             Ba1     1,702,128      1,582,979
---------------------------------------------------------------------------------
USPF Holdings, LLC
  Term Loan
  7.08-7.09%, 04/11/14(d)                        Ba2       609,600        579,120
---------------------------------------------------------------------------------
FirstLight Power Resources
  Second Term Loan
  9.88%, 05/01/14(d)                             B1        315,000        303,975
---------------------------------------------------------------------------------
Kelson Holdings, LLC
  Term Loan
  8.61%, 03/08/13(d)                            Caa1     1,494,000      1,366,477
---------------------------------------------------------------------------------
NE Energy, Inc.
  Syn LOC
  7.86%, 11/01/13(d)                             B1         92,351         89,503
---------------------------------------------------------------------------------
  Term Loan B
  7.86%, 11/01/13(d)                             B1        724,480        702,142
---------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

NRG Energy Inc.
  Syn LOC
  7.11%, 02/01/13(d)                             Ba1    $  271,790   $    261,113
---------------------------------------------------------------------------------
  7.11%, 02/01/13(d)(h)                          Ba1       420,871        404,337
---------------------------------------------------------------------------------
  Term Loan
  0%, 05/23/14(d)(e)                             Ba1       343,787        331,325
---------------------------------------------------------------------------------
  Term Loan B
  7.11%, 02/01/13(d)                             Ba1       654,680        628,960
---------------------------------------------------------------------------------
  7.11%, 02/01/13(d)(h)                          Ba1     1,008,024        968,423
---------------------------------------------------------------------------------
NSG Holdings II, LLC
  Syn LOC
  6.86%, 06/15/14(d)                             Ba2        38,265         36,735
---------------------------------------------------------------------------------
  Term Loan
  6.86%, 06/15/14(d)                             Ba2       265,419        254,803
---------------------------------------------------------------------------------
TPF Generation Holdings, LLC
  Syn LOC D
  5.26%, 12/15/13(d)                             Ba3        97,672         93,179
---------------------------------------------------------------------------------
  Syn Revolving Deposit
  5.26%, 12/15/11(d)                             Ba3        30,618         29,210
---------------------------------------------------------------------------------
  Second Lien Term Loan
  9.61%, 12/15/14(d)                             Ba3       267,000        254,718
---------------------------------------------------------------------------------
  Term Loan
  7.36%, 12/15/13(d)                             Ba3       516,103        492,362
=================================================================================
                                                                       12,570,408
=================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.36%

Cellnet Technology, Inc.
  First Lien Term Loan B
  7.36%, 07/22/11(d)                             Ba2       198,607        192,649
---------------------------------------------------------------------------------
  Second Lien Term Loan
  9.62%, 10/22/11(d)                             B2        444,444        430,000
---------------------------------------------------------------------------------
Crown Castle International Corp.
  Term Loan B
  6.82-6.84%, 03/06/14(d)                        Ba3       288,477        274,053
---------------------------------------------------------------------------------
VeriFone, Inc.
  Term Loan B
  7.09%, 10/31/13(d)                             B1          1,665          1,598
---------------------------------------------------------------------------------
  7.11%, 10/31/13(d)                             Ba3       314,685        302,098
=================================================================================
                                                                        1,200,398
=================================================================================

ELECTRONIC MANUFACTURING SERVICES-0.23%

Aeroflex
  Term Loan B1
  07/31/14(d)(g)(h)                              Ba3       290,323        277,258
---------------------------------------------------------------------------------
Revere Industries LLC
  Term Loan
  9.85-10.07%, 12/14/10(d)                       B1        167,517        150,765
---------------------------------------------------------------------------------
Sorenson Communications, Inc.
  First Lien Term Loan
  8.00%, 08/16/13(d)                             Ba3       342,030        326,638
=================================================================================
                                                                          754,661
=================================================================================

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------


ENVIRONMENTAL & FACILITIES SERVICES-0.35%

Covanta Holding Corp.
  Syn LOC
  5.26%, 02/09/14(d)                             Ba2    $  415,658   $    397,473
---------------------------------------------------------------------------------
  Term Loan B
  6.88%, 02/09/14(d)                             Ba2       803,005        767,873
=================================================================================
                                                                        1,165,346
=================================================================================

FOOD DISTRIBUTORS-3.17%

Advanced Food
  Second Lien Term Loan
  9.61%, 03/15/14(d)                             B1      1,233,357      1,222,565
---------------------------------------------------------------------------------
  Delay Draw Term Loan
  0.00%, 03/15/14(d)(e)                          B1        333,333        313,333
---------------------------------------------------------------------------------
  Term Loan B
  7.11%, 03/15/14(d)                             B1      1,163,750      1,093,925
---------------------------------------------------------------------------------
ARAMARK Corp.
  Syn LOC
  5.36%, 01/26/14(d)                             Ba3       194,824        187,469
---------------------------------------------------------------------------------
  Term Loan B
  7.36%, 01/26/14(d)                             Ba3     2,769,206      2,664,669
---------------------------------------------------------------------------------
Bolthouse Farms Inc.
  Term Loan
  7.63%, 12/17/12(d)                             B2        157,600        150,902
---------------------------------------------------------------------------------
Bumble Bee Seafoods, LLC
  Term Loan B
  7.11%, 05/02/12(d)                             B1         76,502         72,675
---------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)
  Revolving Loan
  0.00%, 04/02/13(d)(e)                          B2      1,000,000        960,000
---------------------------------------------------------------------------------
  Term Loan B
  8.11%, 04/02/14(d)                             B2      3,986,408      3,800,374
=================================================================================
                                                                       10,465,912
=================================================================================

FOOD RETAIL-0.91%

Krispy Kreme Doughnuts, Inc.
  Term Loan
  8.11%, 02/16/14(d)                             B3      1,946,475      1,849,151
---------------------------------------------------------------------------------
Outback Steaks
  Revolving Credit Loan
  5.18%, 06/14/13(d)                             B1         79,304         75,067
---------------------------------------------------------------------------------
  Term Loan
  7.63%, 06/14/14(d)                             B1        988,747        935,911
---------------------------------------------------------------------------------
Quizno's Corp. (The)
  First Lien Term Loan B
  7.61%, 05/05/13(d)                             B2        107,184        102,093
---------------------------------------------------------------------------------
  Second Lien Term Loan
  11.11%, 11/05/13(d)                           Caa1        57,000         54,948
=================================================================================
                                                                        3,017,170
=================================================================================

FOREST PRODUCTS-1.63%

Boise Cascade Holdings, LLC
  Delay Draw Term Loan
  0.00%, 04/30/14(d)(e)                          Ba2       929,038        892,457
---------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------
FOREST PRODUCTS-(CONTINUED)

Georgia-Pacific Corp.
  Term Loan B
  7.11-7.26%, 12/21/12(d)                        Ba2    $4,014,010   $  3,835,310
---------------------------------------------------------------------------------
  Add Term Loan B
  7.11%, 12/29/12(d)                             Ba2       677,196        647,048
=================================================================================
                                                                        5,374,815
=================================================================================

GAS UTILITIES-0.49%

Energy Transfer Equity, LP
  Term Loan B
  7.11%, 02/08/12(d)                             Ba2     1,654,750      1,603,039
=================================================================================

HEALTH CARE DISTRIBUTORS-0.40%

CompBenefits Corp.
  Term Loan B
  8.57%, 04/12/12(d)                             B1         68,096         67,074
---------------------------------------------------------------------------------
MultiPlan, Inc.
  Add Term Loan C
  8.07%, 04/12/13(d)                             B1        329,502        317,558
---------------------------------------------------------------------------------
  Term Loan B
  8.07%, 04/12/13(d)                             B1        507,019        488,639
---------------------------------------------------------------------------------
Warner Chilcott PLC
  Term Loan B
  7.36%, 01/18/12(d)                             B1        361,152        346,706
---------------------------------------------------------------------------------
  Term Loan C
  7.36%, 01/18/12(d)                             B1         99,494         95,515
=================================================================================
                                                                        1,315,492
=================================================================================

HEALTH CARE EQUIPMENT-0.61%

Advanced Medical Optics, Inc.
  Term Loan B
  7.09-7.26%, 04/02/14(d)                        Ba1       231,420        216,378
---------------------------------------------------------------------------------
CONMED Corp.
  Term Loan
  6.63%, 04/13/13(d)                             Ba2        59,647         57,708
---------------------------------------------------------------------------------
  7.01%, 04/13/13(d)                             Ba2       162,415        157,136
---------------------------------------------------------------------------------
Orthofix International N.V.
  Term Loan B
  7.11%, 09/22/13(d)                             Ba3       653,051        628,561
---------------------------------------------------------------------------------
ReAble Therapeutic Finance Corp.
  Term Loan B
  7.82-7.86%, 11/03/13(d)                        Ba3       879,362        857,378
---------------------------------------------------------------------------------
Sunrise Medical Inc.
  Term Loan B1
  9.38-9.56%, 05/13/10(d)                        B1        101,423         91,280
=================================================================================
                                                                        2,008,441
=================================================================================

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------


HEALTH CARE FACILITIES-3.40%

Community Health System
  Delay Draw Term Loan
  0%, 07/25/14(d)(e)                             Ba3    $  224,076   $    214,895
---------------------------------------------------------------------------------
  Term Loan B
  7.76%, 07/25/14(d)(h)                          Ba3     1,835,690      1,760,479
---------------------------------------------------------------------------------
  Term Loan B
  7.76%, 07/25/14(d)                             Ba3     1,561,858      1,497,865
---------------------------------------------------------------------------------
HCA, Inc.
  Term Loan A
  7.36%, 11/19/12(d)                             Ba3     2,575,976      2,456,343
---------------------------------------------------------------------------------
  Term Loan B
  02/28/14(d)(g)(h)                              Ba2        88,304         82,813
---------------------------------------------------------------------------------
  7.11%, 02/28/14(d)                             Ba2     2,593,500      2,432,218
---------------------------------------------------------------------------------
IASIS Healthcare Corp.
  Delay Draw Term Loan
  0%, 03/14/14(d)(e)                             Ba2       186,010        173,570
---------------------------------------------------------------------------------
  7.34-7.36%, 03/14/14(d)                        Ba2       529,412        494,008
---------------------------------------------------------------------------------
  Loan C
  5.62%, 03/14/14(d)                             Ba2       190,779        178,021
---------------------------------------------------------------------------------
  Term Loan B
  7.36%, 03/14/14(d)                             Ba2     2,088,565      1,948,892
=================================================================================
                                                                       11,239,104
=================================================================================

HEALTH CARE SERVICES-3.94%

AGA Medical Corp.
  Term Loan B
  7.36%, 04/29/13(d)                             B1        119,216        115,639
---------------------------------------------------------------------------------
Biomet Inc.,
  Term Loan
  8.20%, 12/25/14(d)                             B1      7,385,194      7,075,939
---------------------------------------------------------------------------------
CRC Health Corp.
  Add Term Loan B
  7.61%, 02/06/13(d)                             Ba3       404,345        393,225
---------------------------------------------------------------------------------
Genoa Healthcare LLC
  Second Lien Term Loan
  13.09%, 02/10/13(d)                           Caa1       132,000        128,040
---------------------------------------------------------------------------------
  Term Loan B
  8.34-10.25%, 08/10/12(d)                       Ba3        90,486         88,450
---------------------------------------------------------------------------------
HealthSouth Corp.
  Term Loan B
  7.86%, 03/10/13(d)                             B2      1,514,085      1,453,522
---------------------------------------------------------------------------------
Radiation Therapy Services, Inc.
  Term Loan B
  7.11-8.75%, 12/16/12(d)                        B1         62,752         60,399
---------------------------------------------------------------------------------
Royalty Pharma
  Term Loan B
  6.84%, 04/16/13(d)                            Baa2     1,204,949      1,185,369
---------------------------------------------------------------------------------
Skilled Healthcare LLC
  Term Loan
  7.57%, 06/15/12(d)                             B1        367,500        363,825
---------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------
HEALTH CARE SERVICES-(CONTINUED)

Sun Healthcare Group, Inc.
  Delay Draw Term Loan
  0.00%, 01/15/08(d)(e)                          Ba2    $   31,796   $     30,524
---------------------------------------------------------------------------------
  7.36%, 01/15/08(d)                             Ba2        55,643         53,418
---------------------------------------------------------------------------------
  Syn LOC
  5.26%, 04/19/14(d)                             Ba2        89,827         86,234
---------------------------------------------------------------------------------
  Term Loan B
  7.36-7.38%, 04/19/14(d)                        Ba2       417,929        401,212
---------------------------------------------------------------------------------
US Oncology, Inc.
  Term Loan B
  7.61%, 08/20/11(d)                             Ba1       692,024        667,803
---------------------------------------------------------------------------------
Viant
  Term Loan B
  7.61%, 06/25/14(d)                             Ba3     1,000,000        927,500
=================================================================================
                                                                       13,031,099
=================================================================================

HEALTH CARE SUPPLIES-1.05%

Accellent Corp.
  Term Loan B
  8.01%, 11/22/12(d)                             B1      3,066,119      2,897,482
---------------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA
  Term Loan B
  6.74-6.89%, 03/31/13(d)                        Ba1       596,080        575,996
=================================================================================
                                                                        3,473,478
=================================================================================

HOMEBUILDING-0.14%

Headwaters, Inc.
  First Lien Term Loan B1
  7.36%, 04/30/11(d)                             Ba2       464,844        453,223
=================================================================================

HOTELS, RESORTS & CRUISE LINES-0.29%

American Gaming Systems
  Delay Draw Term Loan
  0%, 05/14/13(d)(e)                             B3        158,129        145,874
---------------------------------------------------------------------------------
  Term Loan B
  8.57%, 05/14/13(d)                             B3        657,224        606,289
---------------------------------------------------------------------------------
Ginn Co. (The)
  First Lien Term Loan B
  8.86%, 06/08/11(d)                             B3        106,093         90,577
---------------------------------------------------------------------------------
  Second Lien Term Loan
  13.36%, 06/08/12(d)                           Caa3       127,556         89,034
---------------------------------------------------------------------------------
  Revolving Credit Loan
  5.26%, 06/08/11(d)                             B3         49,078         41,900
=================================================================================
                                                                          973,674
=================================================================================

HOUSEHOLD APPLIANCES-0.08%

Hamilton Beach/Proctor-Silex, Inc.
  Term Loan B
  7.64-9.5%, 05/31/13(d)                         B1        269,525        247,963
=================================================================================

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS-2.76%

AMSCAN Holdings
  Term Loan B
  7.59-7.74%, 05/25/13(d)                        B1     $  372,400   $    344,470
---------------------------------------------------------------------------------
Jarden Corp.
  Add on Term Loan
  7.84%, 01/24/12(d)                             Ba3     1,800,000      1,761,750
---------------------------------------------------------------------------------
  Term Loan B-1
  7.11%, 01/24/12(d)                             Ba3       530,311        507,962
---------------------------------------------------------------------------------
Nice-Pak Products Inc.
  Term Loan
  8.36%, 06/18/14(d)                             B2        411,000        394,560
---------------------------------------------------------------------------------
Prestige Brands International, Inc.
  Term Loan B
  7.76%, 04/06/11(d)                             Ba3        35,310         34,604
---------------------------------------------------------------------------------
  Term Loan B
  7.76%, 04/06/11(d)(h)                          Ba3       680,198        666,594
---------------------------------------------------------------------------------
Rent-A-Center
  Term Loan B
  7.11-7.27%, 06/30/12(d)                        Ba2     1,048,114      1,004,443
---------------------------------------------------------------------------------
Sally Beauty Holdings, Inc.
  Term Loan B
  8.00%, 11/16/13(d)                             B2        794,000        767,326
---------------------------------------------------------------------------------
Spectrum Brands, Inc.
  Loan C
  5.17%, 03/30/13(d)                             B2        169,116        163,901
---------------------------------------------------------------------------------
  Term Loan B
  9.34-9.53%, 03/30/13(d)                        B2      3,331,483      3,248,196
---------------------------------------------------------------------------------
  Term Loan B-2
  9.55%, 03/30/13(d)                             B2        169,150        163,935
---------------------------------------------------------------------------------
Waterpik Technologies, Inc.
  First Lien Term Loan
  7.62%, 06/28/13(d)                             B1         74,441         72,208
=================================================================================
                                                                        9,129,949
=================================================================================

HOUSEWARES & SPECIALTIES-0.67%

Cinemark USA, Inc.
  Term Loan
  7.04-7.25%, 10/05/13(d)                        Ba3     1,951,567      1,863,746
---------------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)
  Term Loan
  7.36%, 02/06/14(d)                             Ba3       374,422        358,977
=================================================================================
                                                                        2,222,723
=================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.53%

AMN Healthcare Services, Inc.
  Term Loan B
  7.11%, 11/02/11(d)                             Ba2       130,443        125,877
---------------------------------------------------------------------------------
Kronos Inc.
  First Lien Term Loan
  7.61%, 06/11/14(d)                             Ba3       825,625        755,447
---------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-(CONTINUED)

Koosharem Corp.
  Term Loan
  8.57%, 07/12/14(d)                             B1     $  610,000   $    588,650
---------------------------------------------------------------------------------
  Second Term Loan
  12.79%, 12/31/14(d)                            B1        298,800        291,330
=================================================================================
                                                                        1,761,304
=================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY-0.23%

Calpine Corp.
  First Priority Term Loan
  7.61%, 03/29/09(d)                             B1        793,000        766,661
=================================================================================

INDUSTRIAL CONGLOMERATES-0.51%

Aearo Corp.
  First Lien Term Loan
  7.61%, 05/30/14(d)                             B1        156,934        149,087
---------------------------------------------------------------------------------
  Second Lien Term Loan
  10.86%, 12/01/14(d)                           Caa1       103,240         97,304
---------------------------------------------------------------------------------
Dresser Inc.
  Term Loan B
  8.01-8.04%, 05/04/14(d)                        B3        904,514        868,899
---------------------------------------------------------------------------------
Norcross Safety Products LLC
  Term Loan
  7.31-9.25%, 06/30/12(d)                        Ba1       588,083        570,441
=================================================================================
                                                                        1,685,731
=================================================================================

INDUSTRIAL MACHINERY-1.35%

Bucyrus International, Inc.
  Term Loan
  6.86-6.88%, 05/04/14(d)                        Ba3       212,750        207,431
---------------------------------------------------------------------------------
CLFX Corp.
  Term Loan B
  7.63%, 12/19/11(d)                             Ba3       510,331        501,783
---------------------------------------------------------------------------------
EnerSys Capital Inc.
  Term Loan
  7.03-7.25%, 03/17/11(d)                        Ba2       460,984        448,307
---------------------------------------------------------------------------------
Gleason Corp.
  First Lien Term Loan
  7.38%, 06/30/13(d)                             Ba3       126,933        123,284
---------------------------------------------------------------------------------
Itron Inc.
  Term Loan
  7.36%, 04/18/14(d)                             Ba3       231,420        226,213
---------------------------------------------------------------------------------
Pro Mach, Inc.
  Term Loan
  7.61%, 12/14/11(d)                             B1        592,500        580,650
---------------------------------------------------------------------------------

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

INDUSTRIAL MACHINERY-(CONTINUED)

Rexnord Corp.
  Add on Term Loan
  7.64%, 07/19/13(d)                             Ba2    $   96,077   $     92,835
---------------------------------------------------------------------------------
  Sr. Term Loan
  11.61-12.36%, 03/02/13(d)                      B3      2,062,425      1,992,819
---------------------------------------------------------------------------------
  Term Loan B
  7.84-7.86%, 07/19/13(d)                        Ba2       312,098        301,565
=================================================================================
                                                                        4,474,887
=================================================================================

INSURANCE BROKERS-0.53%

Concord Re Ltd.
  Term Loan
  9.61%, 02/29/12(d)                             Ba2     1,000,000        970,000
---------------------------------------------------------------------------------
Swett & Crawford Group, Inc. (The)
  First Lien Term Loan
  7.61%, 04/03/14(d)                             B2        390,023        362,721
---------------------------------------------------------------------------------
  Second Lien Term Loan
  10.86%, 10/03/14(d)                            B2        105,200         97,836
---------------------------------------------------------------------------------
USI Holdings
  Term Loan B
  8.11%, 05/05/14(d)                             B2        325,867        304,685
=================================================================================
                                                                        1,735,242
=================================================================================

INTEGRATED OIL & GAS-0.32%

Western Refining
  Term Loan B
  7.07%, 05/30/14(d)                             B1      1,124,738      1,068,501
=================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.45%

Cavalier Telephone Inc.
  Term Loan B
  10.11%, 12/31/12(d)                            B2      1,067,247      1,040,566
---------------------------------------------------------------------------------
Country Road Communications, Inc.
  First Lien Term Loan
  8.33-8.36%, 07/15/12(d)                        B2        792,215        776,371
---------------------------------------------------------------------------------
  Second Lien Term Loan
  13.11%, 07/15/13(d)                            B2        571,429        560,000
---------------------------------------------------------------------------------
Integrated Telecom
  Term Loan B
  9.38%, 08/31/13(d)                             B1        539,000        528,220
---------------------------------------------------------------------------------
PAETEC Communications, Inc.
  Term Loan
  8.07%, 02/28/13(d)                             Ba3     1,336,061      1,312,680
---------------------------------------------------------------------------------
Time Warner Telecommunication Holdings Inc.
  Term Loan B
  7.36%, 01/07/13(d)                             B1        572,751        557,895
=================================================================================
                                                                        4,775,732
=================================================================================

INTERNET SOFTWARE & SERVICES-0.25%

Language Line LLC
  Term Loan B1
  8.61%, 06/10/11(d)                             Ba3       857,651        830,491
=================================================================================

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-0.22%

E.A. Viner International Co.
  First Lien Term Loan B
  7.86%, 07/31/13(d)                             B1     $   63,746   $     62,471
---------------------------------------------------------------------------------
JG Wentworth LLC
  Term Loan
  7.61%, 04/04/14(d)                             B2        714,000        662,235
=================================================================================
                                                                          724,706
=================================================================================

INVESTMENT COMPANIES-0.27%

Gartmore Investment, Ltd.
  U.S. Term Loan
  7.11%, 05/11/14(d)                             Ba3       957,000        889,053
=================================================================================

IT CONSULTING & OTHER SERVICES-0.23%

SunGuard Data Systems Inc.
  U.S. Term Loan
  7.36%, 02/11/13(d)                             Ba3       796,804        769,912
=================================================================================

LEISURE FACILITIES-0.63%

AMF Group
  First Lien Term Loan B
  7.85%, 06/08/13(d)                             B1        436,800        414,960
---------------------------------------------------------------------------------
  Second Lien Term Loan
  11.60%, 12/08/13(d)                            B1        177,143        173,600
---------------------------------------------------------------------------------
24 Hour Fitness Worldwide Inc.
  Term Loan B
  7.86-7.88%, 06/08/12(d)                        Ba3     1,283,750      1,261,284
---------------------------------------------------------------------------------
Universal City Development Partners
  Term Loan B
  7.36-7.51%, 06/09/11(d)                        Ba1       231,364        224,423
=================================================================================
                                                                        2,074,267
=================================================================================

LEISURE PRODUCTS-2.22%

Deluxe Corp.
  Second Lien Term Loan
  11.36%, 11/11/13(d)                            B3        418,333        397,417
---------------------------------------------------------------------------------
  Syn LOC
  5.26%, 05/11/13(d)                             B1         44,616         42,385
---------------------------------------------------------------------------------
  Term Loan B
  7.61%, 05/11/13(d)                             B1        958,523        910,597
---------------------------------------------------------------------------------
  Term Loan C
  7.61%, 05/11/13(d)                             B1         85,582         81,303
---------------------------------------------------------------------------------
Jacuzzi
  Syn LOC
  5.36%, 02/07/14(d)                             B1        150,273        134,682
---------------------------------------------------------------------------------
  Term Loan B
  7.61-7.82%, 02/07/14(d)                        B1      1,681,165      1,506,744
---------------------------------------------------------------------------------

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

LEISURE PRODUCTS-(CONTINUED)

Panavision Inc.
  First Lien Term Loan
  8.86-9.07%, 03/30/11(d)                        B2     $   37,114   $     35,815
---------------------------------------------------------------------------------
  Second Lien Term Loan
  12.86%, 03/30/12(d)                            B2          9,500          9,025
---------------------------------------------------------------------------------
Premier Parks Inc.
  Term Loan
  7.75%, 04/30/15(d)                             Ba3       646,756        601,945
---------------------------------------------------------------------------------
Sabre Holdings
  Term Loan
  7.36%, 09/30/14(d)                             Ba3       122,934        113,668
---------------------------------------------------------------------------------
  Term Loan
  7.35%, 09/30/14(d)                             Ba3     3,289,898      3,041,922
---------------------------------------------------------------------------------
True Temper Sports, Inc.
  Delay Draw Term Loan
  8.54-8.75%, 03/15/11(d)                        B1        372,328        353,711
---------------------------------------------------------------------------------
  Second Lien Term Loan
  10.85-10.86%, 06/30/11(d)                      B1        104,000         98,800
=================================================================================
                                                                        7,328,014
=================================================================================

MANAGED HEALTH CARE-0.08%

Amerigroup
  Syn LOC
  7.38%, 03/23/12(d)                             Ba3       263,267        250,762
=================================================================================

MARINE-0.13%

US Shipping LLC
  Delay Draw Term Loan
  8.84-8.86%, 08/06/11(d)                        B1         89,404         86,722
---------------------------------------------------------------------------------
  Term Loan
  8.86%, 08/06/12(d)                             B1        369,733        358,641
=================================================================================
                                                                          445,363
=================================================================================

METAL & GLASS CONTAINERS-0.97%

Berry Plastics Corp.
  Term Loan C
  7.34-7.36%, 04/03/15(d)                        Ba3     2,361,520      2,256,938
---------------------------------------------------------------------------------
Mauser
  Term Loan B2
  7.88%, 06/13/15(d)                             Ba3       500,000        470,000
---------------------------------------------------------------------------------
  Term Loan C2
  8.13%, 06/13/16(d)                             NR        500,000        472,500
=================================================================================
                                                                        3,199,438
=================================================================================

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-4.21%

Alpha III
  Second Lien Term Loan D
  9.04%, 06/30/14(d)                             B2     $2,500,000   $  2,383,333
---------------------------------------------------------------------------------
  Term Loan B1
  7.92%, 12/31/13(d)                             B2      4,571,429      4,337,143
---------------------------------------------------------------------------------
  Term Loan B2
  7.92%, 12/31/13(d)                             B2      3,428,571      3,252,857
---------------------------------------------------------------------------------
LodgeNet Entertainment Corp.
  Term Loan
  7.36%, 04/04/14(d)                             Ba3     1,270,000      1,208,617
---------------------------------------------------------------------------------
NEP II, Inc.
  Term Loan B
  7.61%, 02/16/14(d)                             B1        416,555        396,422
---------------------------------------------------------------------------------
Zuffa LLC
  Term Loan
  7.56%, 06/19/15(d)                             Ba3       536,402        477,398
---------------------------------------------------------------------------------
Warner Music Group
  Term Loan
  7.36-7.54%, 02/28/11(d)                        Ba2     1,904,216      1,861,371
=================================================================================
                                                                       13,917,141
=================================================================================

OFFICE SERVICES & SUPPLIES-0.29%

Buhrmann US Inc.
  Term Loan D1
  7.33-7.36%, 12/23/10(d)                        Ba2       992,593        966,538
=================================================================================

OIL & GAS DRILLING-0.43%

Newpark Resources, Inc.
  Term Loan
  8.36%, 08/18/11(d)                             B2      1,031,627      1,010,995
---------------------------------------------------------------------------------
Niska/CR Gas & Storage
  Canada Term Loan
  7.11%, 05/13/13(d)                             Ba3       285,899        277,799
---------------------------------------------------------------------------------
  Delay Draw Term Loan
  7.33%, 05/13/13(d)                             Ba3        31,503         30,610
---------------------------------------------------------------------------------
  Term Loan
  7.28%, 05/13/11(d)                             Ba3        51,809         50,342
---------------------------------------------------------------------------------
  U.S. Term Loan
  7.11%, 05/13/13(d)                             Ba3        46,506         45,189
=================================================================================
                                                                        1,414,935
=================================================================================

OIL & GAS EQUIPMENT & SERVICES-1.92%

Key Energy Services, Inc.
  Line of Credit
  5.36%, 07/29/10(d)                             NR        250,000        244,375
---------------------------------------------------------------------------------
  Term Loan C
  7.86-8.07%, 06/30/12(d)                        NR      2,313,561      2,261,507
---------------------------------------------------------------------------------
Kinder Morgan Inc.
  Term Loan B
  7.07-7.12%, 05/30/14(d)                        Ba2     1,733,333      1,643,959
---------------------------------------------------------------------------------

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-(CONTINUED)

Petroleum Geo-Services A.S.A.
  Term Loan
  7.11%, 06/29/15(d)                             Ba2    $  223,499   $    215,863
---------------------------------------------------------------------------------
Resolute Natural Resources Corp.
  Second Lien Term Loan
  9.86%, 06/27/13(d)                             NR        541,176        522,235
---------------------------------------------------------------------------------
Sem Group L.P.
  U.S. Term Loan B2
  7.11%, 03/16/11(d)                             Ba2       472,303        459,315
---------------------------------------------------------------------------------
Targa Resources, Inc.
  Syn LOC
  5.24%, 10/31/12(d)                             Ba3       115,851        111,603
---------------------------------------------------------------------------------
  Term Loan
  7.36-7.54%, 10/31/12(d)                        Ba3       453,970        437,325
---------------------------------------------------------------------------------
Volnay S.A.
  Term Loan
  7.36%, 01/12/14(d)                             Ba2       457,345        436,193
=================================================================================
                                                                        6,332,375
=================================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.49%

Helix Energy Solutions Group, Inc.
  Term Loan B
  7.33-7.54%, 07/01/13(d)                        B1        439,973        425,537
---------------------------------------------------------------------------------
Venoco, Inc.
  Second Lien Term Loan
  9.36%, 05/07/14(d)                             NR      1,204,000      1,184,435
=================================================================================
                                                                        1,609,972
=================================================================================

OIL & GAS REFINING & MARKETING-0.86%

Big West Oil LLC
  Delay Draw Term Loan
  0%, 05/15/14(d)(e)                             B1      1,650,000      1,559,250
---------------------------------------------------------------------------------
  Term Loan B
  7.61%, 05/15/14(d)                             B1      1,350,000      1,275,750
=================================================================================
                                                                        2,835,000
=================================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.33%

Atlas Pipeline Partners, L.P.
  Term Loan B
  8.09-8.26%, 07/27/14(d)                        Ba3     1,100,000      1,075,250
=================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.36%

Conseco, Inc.
  Term Loan
  7.51%, 10/10/13(d)                             Ba3     1,288,000      1,197,840
=================================================================================

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

PACKAGED FOODS & MEATS-0.52%

Birds Eye Foods Inc.
  Term Loan B
  7.11%, 03/22/13(d)                             B1     $  175,714   $    171,101
---------------------------------------------------------------------------------
Dole Foods Co., Inc.
  Term Loan B
  7.44-9.25%, 04/12/13(d)                        Ba3       208,578        196,063
---------------------------------------------------------------------------------
  Term Loan C
  7.44-9.25%, 04/12/13(d)                        Ba3       695,259        653,544
---------------------------------------------------------------------------------
  Prefunded LOC
  5.23%, 04/12/13(d)                             Ba3        93,875         88,242
---------------------------------------------------------------------------------
Michael Foods Inc.
  Term Loan B
  7.36%, 11/21/10(d)                             Ba3       635,232        609,822
=================================================================================
                                                                        1,718,772
=================================================================================

PAPER PACKAGING-0.27%

Altivity Packaging
  Delay Draw First Lien Term Loan
  7.58-7.61%, 06/30/13(d)                        Ba3        41,040         40,465
---------------------------------------------------------------------------------
  First Lien Term Loan
  7.58-7.61%, 07/31/13(d)                        Ba3       114,264        112,664
---------------------------------------------------------------------------------
Bluegrass Container Co.
  First Lien Term Loan
  7.58%, 07/31/13(d)                             Ba3        22,896         22,575
---------------------------------------------------------------------------------
Smurfit-Stone Container Corp.
  Syn LOC
  5.27%, 11/01/10(d)                             Ba2        90,569         88,602
---------------------------------------------------------------------------------
  Term Loan B
  7.38%, 11/01/11(d)                             Ba2       295,089        288,680
---------------------------------------------------------------------------------
  Term Loan C
  7.38%, 11/01/11(d)                             Ba2       168,574        164,913
---------------------------------------------------------------------------------
  Term Loan C-1
  7.38%, 11/01/11(d)                             Ba2        55,100         53,904
---------------------------------------------------------------------------------
Verso Papers Holding, LLC
  Term Loan
  7.13%, 08/01/13(d)                             Ba2       129,474        128,827
=================================================================================
                                                                          900,630
=================================================================================

PAPER PRODUCTS-0.08%

Xerium S.A.
  U.S. Term Loan
  8.11%, 05/18/12(d)                             B1        296,139        276,335
=================================================================================

PERSONAL PRODUCTS-1.72%

American Safety Razor Co.
  Second Lien Term Loan
  11.69%, 01/31/14(d)                            B3        183,000        181,170
---------------------------------------------------------------------------------
  Term Loan
  7.83-7.86%, 07/31/13(d)                        B1        204,930        198,782
---------------------------------------------------------------------------------
Hanesbrands Inc.
  Second Lien Term Loan
  9.11%, 03/05/14(d)                             Ba2       167,033        165,446
---------------------------------------------------------------------------------
  9.11%, 03/05/14(d)                             B1      2,036,160      2,016,816
---------------------------------------------------------------------------------

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

PERSONAL PRODUCTS-(CONTINUED)

Huish Detergents, Inc.
  Second Lien Term Loan
  9.76%, 10/26/14(d)                            Caa1    $  226,400   $    207,156
---------------------------------------------------------------------------------
  Term Loan
  7.51%, 04/26/14(d)                             B1        649,133        595,580
---------------------------------------------------------------------------------
HVHC, Inc.
  Term Loan B
  7.58-9.50%, 08/01/13(d)                        Ba2     1,422,186      1,379,522
---------------------------------------------------------------------------------
Network Solutions
  Term Loan B
  7.86%, 03/07/14(d)                             B1        989,438        930,072
=================================================================================
                                                                        5,674,544
=================================================================================

PHARMACEUTICALS-0.38%

Quintiles Transnational Corp.
  Second Lien Term Loan
  9.36%, 03/31/14(d)                             B2      1,059,400      1,030,267
---------------------------------------------------------------------------------
  Term Loan B
  7.36%, 03/31/13(d)                             B1        235,223        223,461
=================================================================================
                                                                        1,253,728
=================================================================================

PROPERTY & CASUALTY INSURANCE-0.78%

Starbound II
  Term Loan A
  10.05%, 08/20/09(f)(h)                         Ba3     1,400,000      1,393,000
---------------------------------------------------------------------------------
  Term Loan B
  8.55%, 08/20/09(f)(h)                         Baa3     1,200,000      1,194,000
=================================================================================
                                                                        2,587,000
=================================================================================

PUBLISHING-3.34%

American Media, Inc.
  Term Loan B
  8.80%, 01/30/13(d)                             B1      2,029,412      1,938,088
---------------------------------------------------------------------------------
Black Press U.S. Partnership
  U.S. Term Loan B-1
  7.54%, 08/02/13(d)                             Ba3        61,417         59,881
---------------------------------------------------------------------------------
  Canada Term Loan B-2
  7.54%, 08/02/13(d)                             Ba3        37,289         36,357
---------------------------------------------------------------------------------
Caribe Information Investment Inc.
  Term Loan
  7.61-7.76%, 03/31/13(d)                        B1         82,411         79,115
---------------------------------------------------------------------------------
Dex Media East LLC
  Term Loan B
  6.86-7.07%, 05/08/09(d)                        Ba1       455,003        445,618
---------------------------------------------------------------------------------
Dex Media West LLC
  Term Loan B2
  6.82-6.86%, 03/09/10(d)                        Ba1       897,576        875,457
---------------------------------------------------------------------------------
  7.01%, 03/09/10(d)                             Ba1        43,752         42,673
---------------------------------------------------------------------------------
Endurance Business Media, Inc.
  Second Lien Term Loan
  12.82%, 01/26/14(d)                           Caa1        59,090         57,908
---------------------------------------------------------------------------------
  Term Loan
  8.32%, 07/26/13(d)                             B1        118,080        112,471
---------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------
PUBLISHING-(CONTINUED)

Gatehouse Media, Inc.
  Delay Draw Term Loan
  7.36-7.51%, 08/28/14(d)                        B1     $  642,869   $    581,797
---------------------------------------------------------------------------------
  Term Loan B
  7.51%, 03/06/14(d)                             B1        189,438        171,441
---------------------------------------------------------------------------------
  Term Loan B
  7.51%, 08/28/14(d)                             B1      1,549,212      1,402,037
---------------------------------------------------------------------------------
Hanley Wood LLC
  Term Loan
  7.59-7.61%, 03/08/14(d)                        B2        330,000        295,900
---------------------------------------------------------------------------------
MediaNews Group
  Term Loan B
  6.59%, 12/30/10(d)                             Ba2     1,171,332      1,106,909
---------------------------------------------------------------------------------
Reader's Digest Association Inc.
  Term Loan B
  7.33-7.38%, 03/02/14(d)                        B1        323,988        299,689
---------------------------------------------------------------------------------
Riverdeep Interactive Learning Ltd.
  Sr. Term Loan
  8.11%, 12/20/13(d)                             B1      2,020,761      1,977,315
---------------------------------------------------------------------------------
Star Tribune
  Term Loan
  7.61%, 03/05/14(d)                             B1        409,484        351,644
---------------------------------------------------------------------------------
Sun Media Corp.
  Term Loan B
  7.11%, 02/07/09(d)                            Baa3       585,815        563,847
---------------------------------------------------------------------------------
Yell Group Ltd.
  Term Loan B1
  7.57%, 10/27/12(d)                             Ba3       640,444        619,430
=================================================================================
                                                                       11,017,577
=================================================================================

RAILROADS-0.51%

Helm Holding Corp.
  Term Loan B
  7.58-7.82%, 07/08/11(d)                        B2        498,020        483,079
---------------------------------------------------------------------------------
RailAmerica Inc.
  Term Loan B
  7.81%, 08/14/08(d)                             B2      1,245,000      1,204,538
=================================================================================
                                                                        1,687,617
=================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.55%

Kyle Acquisition Group, LLC
  Three Year Term Loan
  9.13%, 07/20/09(d)                             Ba3       888,170        821,557
---------------------------------------------------------------------------------
Lake Las Vegas Resort
  First Lien Term Loan
  5.26-15.46%, 12/22/10(d)                      Caa1     2,229,256      2,006,330
---------------------------------------------------------------------------------
Realogy
  Credit Linked Notes
  5.32%, 10/10/13(d)                             Ba3       344,824        312,640
---------------------------------------------------------------------------------
  Term Loan B
  8.36%, 04/13/13(d)                             Ba3       551,515        500,041
---------------------------------------------------------------------------------
  8.36%, 10/10/13(d)                             Ba3       729,261        661,197
---------------------------------------------------------------------------------

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT-(CONTINUED)

Rhodes Homes
  First Lien Term Loan
  8.86%, 11/21/10(d)                             B2     $  715,111   $    629,297
---------------------------------------------------------------------------------
Yellowstone Mountain Club, LLC
  Term Loan
  7.88%, 09/30/10(d)                             B1        207,867        199,205
=================================================================================
                                                                        5,130,267
=================================================================================

RESTAURANTS-0.61%

Buffets Holdings, Inc.
  Prefunded LOC
  5.26%, 05/01/13(d)                             Ba3       233,934        219,898
---------------------------------------------------------------------------------
  Term Loan
  8.29-8.32%, 11/01/13(d)                        Ba3     1,687,722      1,586,458
---------------------------------------------------------------------------------
Sbarro Inc.
  Term Loan B
  7.88-8.07%, 01/31/14(d)                        Ba3       236,408        225,178
=================================================================================
                                                                        2,031,534
=================================================================================

SEMICONDUCTORS-1.52%

AMI Semiconductors, Inc.
  Term Loan
  7.36%, 04/01/12(d)                             Ba3       855,762        830,089
---------------------------------------------------------------------------------
Freescale Semiconductor, Inc.
  Term Loan B
  7.11%, 12/01/13(d)(h)                         Baa3     4,240,443      3,956,622
---------------------------------------------------------------------------------
  7.33%, 12/01/13(d)                            Baa3       256,429        239,266
=================================================================================
                                                                        5,025,977
=================================================================================

SPECIALIZED CONSUMER SERVICES-0.34%

Jacobson Corp.
  Second Lien Term Loan
  11.00%, 12/19/14(d)                           Caa1       212,400        189,036
---------------------------------------------------------------------------------
  Term Loan B
  7.86%, 06/19/14(d)                             Ba3       329,000        305,148
---------------------------------------------------------------------------------
LPL Holdings Inc.
  Term Loan D
  7.36%, 06/28/13(d)                             B1        266,429        253,108
---------------------------------------------------------------------------------
  7.36%, 06/28/13(d)                              B        391,482        371,908
=================================================================================
                                                                        1,119,200
=================================================================================

SPECIALIZED FINANCE-0.17%

Citco Group Ltd. (The)
  Term Loan B
  7.63%, 06/30/14(d)                             B1        145,861        139,297
---------------------------------------------------------------------------------
Clayton Holdings, Inc.
  Term Loan
  7.08%, 12/08/11(d)                             Ba3        65,532         58,978
---------------------------------------------------------------------------------

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------
SPECIALIZED FINANCE-(CONTINUED)

NASDAQ Stock Market, Inc. (The)
  Term Loan B
  7.32%, 04/18/12(d)                             Ba3    $  242,694   $    239,155
---------------------------------------------------------------------------------
  Term Loan C
  7.32%, 04/18/12(d)                             Ba3       140,684        138,632
=================================================================================
                                                                          576,062
=================================================================================

SPECIALTY CHEMICALS-3.09%

Cognis Deutscheland
  Term Loan
  7.36%, 09/15/13(d)                             B1        799,515        742,883
---------------------------------------------------------------------------------
Hexion Specialty Chemicals, Inc.
  Add on Term Loan
  7.63%, 06/18/13(d)                             Ba3     1,364,082      1,327,057
---------------------------------------------------------------------------------
  Syn LOC
  5.22%, 05/05/13(d)                             Ba3        91,710         89,220
---------------------------------------------------------------------------------
  Term Loan C1
  7.63%, 05/05/13(d)                             Ba3     1,869,626      1,818,878
---------------------------------------------------------------------------------
  Term Loan C2
  7.63%, 05/05/13(d)                             Ba3       406,136        395,112
---------------------------------------------------------------------------------
  Term Loan C4
  7.63%, 05/05/13(d)                             Ba3       641,645        624,229
---------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
  Term Loan B
  7.25%, 04/19/14(d)                             Ba1     2,487,773      2,434,390
---------------------------------------------------------------------------------
Ineos Group Ltd.
  Term Loan A4
  7.58-7.59%, 12/16/12(d)                        Ba3       130,278        126,109
---------------------------------------------------------------------------------
  Term Loan B2
  7.58%, 12/16/13(d)(h)                          Ba2     1,040,661      1,010,742
---------------------------------------------------------------------------------
  Term Loan C2
  8.08%, 12/16/14(d)(h)                          Ba2     1,040,661      1,010,742
---------------------------------------------------------------------------------
KRATON Polymers LLC
  Term Loan
  7.38%, 05/12/13(d)                             Ba3       431,196        407,481
---------------------------------------------------------------------------------
MacDermid Incorp.
  Term Loan B
  7.36%, 04/12/14(d)                             B1        250,203        237,068
=================================================================================
                                                                       10,223,911
=================================================================================

SPECIALTY STORES-0.75%

Eye Care Centers of America, Inc.
  Term Loan
  7.86-8.07%, 03/01/12(d)                        Ba2       333,024        323,033
---------------------------------------------------------------------------------
Mattress Firm
  Term Loan B
  7.61%, 01/18/14(d)                             B1        313,880        295,047
---------------------------------------------------------------------------------
Michaels Stores, Inc.
  Term Loan
  7.63-7.69%, 10/31/13(d)                        B2         43,018         40,451
---------------------------------------------------------------------------------
  Term Loan
  7.63%, 10/31/13(d)(h)                          B2      1,267,107      1,191,533
---------------------------------------------------------------------------------

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

SPECIALTY STORES-(CONTINUED)

Petco
  Term Loan B
  7.61%, 10/26/13(d)                             Ba3    $  552,492   $    533,154
---------------------------------------------------------------------------------
Savers, Inc.
  Canada Term Loan
  8.09%, 08/11/12(d)                             Ba3        37,823         36,688
---------------------------------------------------------------------------------
  U.S. Term Loan
  8.09%, 08/11/12(d)                             Ba3        43,076         41,784
=================================================================================
                                                                        2,461,690
=================================================================================

STEEL-0.04%

Algoma Steel
  Term Loan
  7.86%, 06/20/13(d)                             B3        129,333        123,190
=================================================================================

SYSTEMS SOFTWARE-0.59%

Skillsoft
  Term Loan B
  8.11%, 05/14/13(d)                             B2        298,200        292,236
---------------------------------------------------------------------------------
Verint Systems, Inc.
  Term Loan
  8.11%, 05/25/14(d)                             B1      1,741,542      1,667,526
=================================================================================
                                                                        1,959,762
=================================================================================

TEXTILES-0.15%

GTM Holdings Inc.
  First Lien Term Loan
  8.09%, 10/30/13(d)                             B2          1,279          1,240
---------------------------------------------------------------------------------
  8.11%, 10/30/13(d)                             B1        507,664        492,434
=================================================================================
                                                                          493,674
=================================================================================

THRIFTS & MORTGAGE FINANCE-0.08%

CharterMac
  Term Loan B
  8.06%, 08/15/12(d)                             Ba3       297,750        264,998
=================================================================================

TRADING COMPANIES/ DISTRIBUTORS-0.08%

Brenntag A.G.
  Sr. Facilities Term Loan B2
  7.39%, 01/18/14(d)                             B1        210,041        201,640
---------------------------------------------------------------------------------
  USD Acquisition Term Loan
  7.39%, 01/18/14(d)                             B1         51,322         49,270
=================================================================================
                                                                          250,910
=================================================================================

TRUCKING-0.28%

Greatwide Logistics Services, Inc.
  First Lien Term Loan
  8.86%, 12/19/13(d)                             B1      1,017,142        884,913
---------------------------------------------------------------------------------
  Second Lien Term Loan
  11.86%, 06/19/14(d)                           Caa1        57,500         48,875
=================================================================================
                                                                          933,788
=================================================================================

AIM Floating Rate Fund


                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

WATER UTILITIES-0.33%

Thermal North America, Inc.
  Loan C
  8.07%, 10/24/08(d)                             B1     $  115,711   $    114,554
---------------------------------------------------------------------------------
  Term Loan
  8.11%, 10/24/08(d)                             B1        982,800        972,972
=================================================================================
                                                                        1,087,526
=================================================================================

WIRELESS TELECOMMUNICATION SERVICES-6.55%

American Cellular, Inc.
  Delay Draw Term Loan
  0.00%, 03/15/14(d)(e)                          B1        128,500        127,054
---------------------------------------------------------------------------------
Asurion Corp.
  Term Loan B
  8.36%, 07/03/14(d)                             B2      5,466,667      5,106,780
---------------------------------------------------------------------------------
Bicent Power
  Second Lien Term Loan
  9.36%, 07/10/14(d)                             Ba3       250,400        232,872
---------------------------------------------------------------------------------
Canwest Mediaworks
  Term Loan B
  7.54%, 07/13/14(d)                             B1        412,823        398,374
---------------------------------------------------------------------------------
Cellular South Inc.
  Delay Draw Term Loan
  0%, 05/29/14(d)(e)                             Ba3     1,250,000      1,212,500
---------------------------------------------------------------------------------
  Term Loan B
  7.11-9.00%, 05/29/14(d)                        Ba3     3,750,000      3,637,500
---------------------------------------------------------------------------------
FairPoint Communications, Inc.
  Term Loan B
  7.13%, 02/08/12(d)                             B1      1,000,000        968,750
---------------------------------------------------------------------------------
Global Tel*Link
  Syn LOC
  5.26%, 02/14/13(d)                             B1         28,670         27,667
---------------------------------------------------------------------------------
  Acquisition Syn Deposit Commitment
  5.26%, 02/14/13(d)                             B1        114,682        110,669
---------------------------------------------------------------------------------
  Term Loan
  8.86%, 02/14/13(d)                             B1        441,889        426,422
---------------------------------------------------------------------------------
  Term Loan
  8.70%, 02/14/13(d)                             B1         69,131         66,711
---------------------------------------------------------------------------------
Idearc, Inc.
  Term Loan B
  7.36%, 11/17/14(d)                             Ba2     3,820,800      3,692,284
---------------------------------------------------------------------------------
MetroPCS Communications, Inc.
  Term Loan B
  7.63%, 11/03/13(d)                             Ba3       779,961        758,078
---------------------------------------------------------------------------------
  Term Loan B
  7.63%, 11/03/13(d)(h)                          B1      1,124,805      1,093,248
---------------------------------------------------------------------------------
NuVox, Inc.
  Term Loan
  8.61-8.66%, 05/31/14(d)                        B2      1,735,725      1,677,144
---------------------------------------------------------------------------------

                                               MOODY'S  PRINCIPAL
                                               RATING(A)   AMOUNT       VALUE
---------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

US TelePacific Communications
  First Lien Term Loan
  9.36-9.51%, 08/04/11(d)                        B1     $  619,378   $    621,700
---------------------------------------------------------------------------------
  Second Lien Term Loan
  13.61%, 08/04/12(d)                            B1         58,651         58,944
---------------------------------------------------------------------------------
Virgin Mobile USA
  Term Loan
  10.31%, 11/30/11(d)                            NR      1,469,252      1,425,174
=================================================================================
                                                                       21,641,871
=================================================================================
    Total Senior Secured Floating Rate
      Interests (Cost $337,482,071)                                   322,051,030
=================================================================================

FLOATING RATE NOTES-1.46%

DRUG RETAIL-0.04%

General Nutrition Center
  Sr. Floating Rate Notes
  9.85%, 03/15/14
  (Acquired 03/07/07; Cost $128,700)(d)(i)(j)   Caa1       130,000        123,662
=================================================================================

ELECTRIC MANUFACTURING SERVICES-0.22%

Sanmina-SCI Corp.
  Sr. Unsec. Gtd. Notes
  8.11%, 06/15/10
  (Acquired 06/07/07; Cost $730,000)(d)(i)(j)    Ba3       730,000        719,050
=================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.71%

Qwest Corp.
  Sr. Unsec. Floating Rate Global Notes
  8.61%, 06/15/13(d)(i)                          Ba1     2,250,000      2,387,700
=================================================================================

METAL & GLASS CONTAINERS-0.39%

Berry Plastics Holding Corp.
  Sr. Sec. Gtd. Sub. Floating Rate Notes
  9.24%, 09/15/14(d)(i)                          B2      1,251,000      1,241,618
=================================================================================

PAPER PACKAGING-0.10%

Verso Paper Holdings, LLC
  Series B, Sr. Sec. Gtd. Floating Rate Notes
  9.11%, 08/01/14(d)(i)                          Ba2       325,000        324,188
=================================================================================
    Total Floating Rate Notes (Cost
      $4,694,531)                                                       4,796,218
=================================================================================

                                                          SHARES
DOMESTIC COMMON STOCKS-0.68%

ENVIRONMENTAL & FACILITIES SERVICES-0.68%

Safety-Kleen Holdco, Inc.
  (Acquired 12/24/03; Cost
  $2,062,077)(h)(j)(k)(l)                        B1        102,803      2,261,666
=================================================================================

AIM Floating Rate Fund

                                                          SHARES        VALUE
---------------------------------------------------------------------------------

MONEY MARKET FUNDS-1.37%

Liquid Assets Portfolio-Institutional
  Class(m)                                               2,270,293   $  2,270,293
---------------------------------------------------------------------------------
Premier Portfolio-Institutional Class(m)                 2,270,293      2,270,293
=================================================================================
    Total Money Market Funds (Cost
      $4,540,586)                                                       4,540,586
=================================================================================
TOTAL INVESTMENTS-101.00%
  (Cost $348,779,265)                                                 333,649,500
=================================================================================
OTHER ASSETS LESS LIABILITIES-(1.00)%                                  (3,305,335)
=================================================================================
NET ASSETS-100.00%                                                   $330,344,165
_________________________________________________________________________________
=================================================================================

Abbreviations:

DIP      - Debtor-in-possession
Gtd.     - Guaranteed
LOC      - Letter of Credit
NR       - Security is not rated
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
Sub.     - Subordinated
Syn      - Synthetic
Unsec.   - Unsecured

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Ratings are assigned by Moody's Investors Service, Inc. ("Moody's"). Ratings are not covered by the Report of Independent Registered Public Accounting Firm.
(b) Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c) Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.
(d) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at August 31, 2007 was $322,056,529, which represented 97.49% of the Fund's Net Assets. See
    Note 1A.
(e) All or a portion of this holding is subject to unfunded loan commitments. See Note 7.
(f) Securities fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at August 31, 2007 was $4,841,150, which represented 1.47% of the Fund's Net Assets. See Note 1A.
(g) This floating rate interest will settle after August 31, 2007, at which time the interest rate will be determined.
(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2007 was $24,956,777, which represented 7.55% of the Fund's Net Assets.
(i) Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2007.
(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at August 31, 2007 was $3,104,378, which represented 0.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(k) Acquired as a part of a bankruptcy restructuring.
(l) Non-income producing security.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

ASSETS:

Investments, at value (Cost $344,238,679)      $329,108,914
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $4,540,586)                               4,540,586
===========================================================
    Total investments (Cost $348,779,265)       333,649,500
===========================================================
Receivables for:
  Investments sold                               21,552,323
-----------------------------------------------------------
  Fund shares sold                                1,330,611
-----------------------------------------------------------
  Dividends and Interest                          3,446,832
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               21,619
-----------------------------------------------------------
Other assets                                         91,039
===========================================================
    Total assets                                360,091,924
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          27,714,590
-----------------------------------------------------------
  Fund shares reacquired                          1,141,556
-----------------------------------------------------------
  Amount due custodian                               38,655
-----------------------------------------------------------
  Dividends                                         539,195
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 38,266
-----------------------------------------------------------
Accrued interest expense and line of credit
  fees                                               23,560
-----------------------------------------------------------
Accrued distribution fees                            96,293
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,258
-----------------------------------------------------------
Accrued transfer agent fees                          32,301
-----------------------------------------------------------
Accrued operating expenses                          120,085
===========================================================
    Total liabilities                            29,747,759
===========================================================
Net assets applicable to shares outstanding    $330,344,165
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $399,303,613
-----------------------------------------------------------
Undistributed net investment income                 277,510
-----------------------------------------------------------
Undistributed net realized gain (loss)          (54,107,193)
-----------------------------------------------------------
Unrealized appreciation (depreciation)          (15,129,765)
===========================================================
                                               $330,344,165
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $200,449,014
___________________________________________________________
===========================================================
Class C                                        $ 81,478,973
___________________________________________________________
===========================================================
Class R                                        $    277,902
___________________________________________________________
===========================================================
Institutional Class                            $ 48,138,276
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          23,132,618
___________________________________________________________
===========================================================
Class C                                           9,423,179
___________________________________________________________
===========================================================
Class R                                              32,087
___________________________________________________________
===========================================================
Institutional Class                               5,554,296
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.67
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.67 divided by
      97.50%)                                  $       8.89
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.65
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       8.66
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       8.67
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

INVESTMENT INCOME:

Interest                                                      $ 21,097,554
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     1,002,028
==========================================================================
    Total investment income                                     22,099,582
==========================================================================

EXPENSES:

Advisory fees                                                    1,807,602
--------------------------------------------------------------------------
Administrative services fees                                        93,961
--------------------------------------------------------------------------
Custodian fees                                                      76,332
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          452,983
--------------------------------------------------------------------------
  Class C                                                          473,362
--------------------------------------------------------------------------
  Class R                                                              919
--------------------------------------------------------------------------
Interest and line of credit fees                                    51,831
--------------------------------------------------------------------------
Transfer agent fees -- A, C and R                                  237,613
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 2,273
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           23,940
--------------------------------------------------------------------------
Professional services fees                                         289,203
--------------------------------------------------------------------------
Other                                                              318,120
==========================================================================
    Total expenses                                               3,828,139
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                   (61,200)
==========================================================================
    Net expenses                                                 3,766,939
==========================================================================
Net investment income                                           18,332,643
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from Investment securities             (1,576,830)
--------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation)           (15,183,532)
==========================================================================
Net realized and unrealized gain (loss)                        (16,760,362)
==========================================================================
Net increase in net assets resulting from operations          $  1,572,281
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 2007, the period January 1, 2006 through August 31, 2006 and the year ended December 31, 2005

                                                               AUGUST 31,       AUGUST 31,       DECEMBER 31,
                                                                  2007             2006              2005
---------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 18,332,643     $  7,982,199      $ 10,041,089
---------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                      (1,576,830)      (2,670,820)         (432,027)
---------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)         (15,183,532)       3,108,144           803,050
===============================================================================================================
    Net increase in net assets resulting from operations         1,572,281        8,419,523        10,412,112
===============================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (12,010,921)      (5,810,039)       (8,127,666)
---------------------------------------------------------------------------------------------------------------
  Class B1                                                              --         (386,936)               --
---------------------------------------------------------------------------------------------------------------
  Class C                                                       (3,853,550)      (1,705,327)       (1,834,764)
---------------------------------------------------------------------------------------------------------------
  Class R                                                          (11,741)          (1,139)               --
---------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (2,348,810)         (36,471)               --
===============================================================================================================
    Decrease in net assets resulting from distributions        (18,225,022)      (7,939,912)       (9,962,430)
===============================================================================================================
Share transactions-net:
  Class A                                                       54,828,863       (3,625,306)      (31,980,239)
---------------------------------------------------------------------------------------------------------------
  Class C                                                       40,663,685       (2,878,806)       13,028,465
---------------------------------------------------------------------------------------------------------------
  Class R                                                          212,514           78,252                --
---------------------------------------------------------------------------------------------------------------
  Institutional Class                                           26,073,209       24,334,860                --
===============================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        121,778,271       17,909,000       (18,951,774)
===============================================================================================================
    Net increase (decrease) in net assets                      105,125,530       18,388,611       (18,502,092)
===============================================================================================================

NET ASSETS:

  Beginning of year                                            225,218,635      206,830,024       225,332,116
===============================================================================================================
  End of year (including undistributed net investment income
    of $277,510, $166,144 and $124,223, respectively)         $330,344,165     $225,218,635      $206,830,024
_______________________________________________________________________________________________________________
===============================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

STATEMENT OF CASH FLOWS

For the year ended August 31, 2007


CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $   1,572,281
=============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY (USED IN) OPERATIONS:

  Purchases of investments                                       (470,268,249)
-----------------------------------------------------------------------------
  Proceeds from disposition of investments and principal
    payments                                                      319,372,297
-----------------------------------------------------------------------------
  Increase in dividends and interest receivable                    (1,458,533)
-----------------------------------------------------------------------------
  Decrease in other assets                                            150,998
-----------------------------------------------------------------------------
  Amortization of premiums and accretion of discounts on
    investment securities                                              26,608
-----------------------------------------------------------------------------
  Decrease in accrued expenses and other payables                     (65,808)
-----------------------------------------------------------------------------
  Unrealized appreciation (depreciation) on investment
    securities                                                     15,183,532
-----------------------------------------------------------------------------
  Net realized gain (loss) on investment securities                 1,576,830
=============================================================================
    Net cash provided by (used in) operating activities          (133,910,044)
=============================================================================

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Dividends paid to shareholders                                   (5,280,516)
-----------------------------------------------------------------------------
  Proceeds from shares of beneficial interest sold                228,763,139
-----------------------------------------------------------------------------
  Increase in payable to custodian                                     38,655
-----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                   (119,631,161)
=============================================================================
    Net cash provided by financing activities                     103,890,117
=============================================================================
Net increase (decrease) in cash and cash equivalents              (30,019,927)
=============================================================================
Cash and cash equivalents at beginning of period                   34,560,513
=============================================================================
Cash and cash equivalents at end of period                      $   4,540,586
=============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in
    reinvestment of dividends paid to shareholders              $  12,792,721
_____________________________________________________________________________
=============================================================================
Supplemental disclosure of cash flow information:
Cash paid during the year for interest and line of credit
  fees was $28,271.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Floating Rate Fund

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Floating Rate Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    Prior to April 14, 2006, the Fund operated as AIM Floating Rate Fund (the "Closed-End Fund"). The Closed-End Fund was reorganized as an open-end fund, at which time the Fund became a new series portfolio of the Trust and changed its fiscal year-end to August 31 (the "Reorganization").

    The Fund's investment objectives are to provide a high level of current income and, secondarily, preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

       Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM Floating Rate Fund

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund may invest all or substantially all of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

AIM Floating Rate Fund

K. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

L. SECURITIES PURCHASED ON A WHEN-ISSUED AND DELAYED DELIVERY BASIS -- The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

M. INTERMEDIATE PARTICIPANTS -- The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the "Borrowers"). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders ("Lenders") or one of the participants in the syndicate ("Participant"), one or more of which administers the loan on behalf of all the Lenders (the "Agent Bank"), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as "Intermediate Participants".

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.65%
--------------------------------------------------------------------
Next $4.5 billion                                             0.60%
--------------------------------------------------------------------
Next $5 billion                                               0.575%
--------------------------------------------------------------------
Over $10 billion                                              0.55%
 ___________________________________________________________________
====================================================================


    AIM has entered in a sub-advisory agreement with INVESCO Senior Secured Management, Inc. ("ISSM"). Under the terms of the Sub-advisory agreement AIM pays ISSM 40% of the amount of AIM's compensation on the sub-advised assets annually.

    Effective July 1, 2007, the advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 1.50%, 2.00%, 1.75% and 1.25% of average daily net assets, respectively, through at least June 30, 2008. Prior to July 1, 2007, AIM had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to the same expense limitation above. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended August 31, 2007, AIM waived advisory fees of $9,864 and reimbursed Reorganization expenses of $21,050.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2007, INVESCO reimbursed expenses of the Fund in the amount of $2,011.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain

AIM Floating Rate Fund

limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended August 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2007, ADI advised the Fund that it retained $34,423 in front-end sales commissions from the sale of Class A shares and $10,370, $66,483 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended August 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               08/31/06          AT COST          FROM SALES         08/31/07         INCOME
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $17,084,220      $103,497,592      $(118,311,519)     $2,270,293      $  501,855
--------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            17,084,220       103,497,592       (118,311,519)      2,270,293         500,173
==================================================================================================
  Total
    Investments
    in
    Affiliates    $34,168,440      $206,995,184      $(236,623,038)     $4,540,586      $1,002,028
__________________________________________________________________________________________________
==================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended August 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $28,275.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2007, the Fund paid legal fees of $5,647 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a party to a committed line of credit facility administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $50,000,000, or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. Prior to October 30, 2006, the commitment fee was 0.06%. For the period March 12, 2007 to April 19, 2007, the maximum amount available under the line of credit facility was $200,000,000. Prior to March 12, 2007, the maximum amount available was $250,000,000.

AIM Floating Rate Fund


    During the year ended August 31, 2007, the Fund had average borrowings for the 21 days the borrowings were outstanding of $8,695,238, with a weighted average interest rate of 5.58% and interest expense of $27,902.

    Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the year ended August 31, 2007, the Fund did not borrow or lend under the interfund lending facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--UNFUNDED LOAN COMMITMENTS

As of August 31, 2007, the Fund had unfunded loan commitments of $10,388,893, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

                                                                                            UNFUNDED
BORROWER                                                                                   COMMITMENTS
------------------------------------------------------------------------------------------------------
Advanced Food                                                 Delay Draw Term Loan         $   313,333
------------------------------------------------------------------------------------------------------
American Cellular, Inc.                                       Delay Draw Term Loan             127,054
------------------------------------------------------------------------------------------------------
American Gaming Systems                                       Delay Draw Term Loan             145,874
------------------------------------------------------------------------------------------------------
Bally Tech Alliance                                           Term Loan                      2,199,375
------------------------------------------------------------------------------------------------------
Big West Oil LLC                                              Delay Draw Term Loan           1,559,250
------------------------------------------------------------------------------------------------------
Boise Cascade Holdings, LLC                                   Delay Draw Term Loan             892,457
------------------------------------------------------------------------------------------------------
Cannery Casino                                                Delay Draw Term Loan             778,159
------------------------------------------------------------------------------------------------------
Cellular South Inc.                                           Delay Draw Term Loan           1,212,500
------------------------------------------------------------------------------------------------------
Community Health System                                       Delay Draw Term Loan             214,895
------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)                              Delay Draw Term Loan             104,669
------------------------------------------------------------------------------------------------------
Greektown Casino LLC                                          Delay Draw Term Loan              27,050
------------------------------------------------------------------------------------------------------
IASIS Healthcare Corp.                                        Delay Draw Term Loan             173,570
------------------------------------------------------------------------------------------------------
Las Vegas Sands Venetian                                      Term Loan                        514,370
------------------------------------------------------------------------------------------------------
NRG Energy Inc.                                               Term Loan                        331,325
------------------------------------------------------------------------------------------------------
Nuance Communications, Inc.                                   Revolver Loan                    114,043
------------------------------------------------------------------------------------------------------
Pinnacle Foods Group, Inc. (Aurora Foods)                     Revolving Loan                   960,000
------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc.                                    Delay Draw Term Loan              30,524
------------------------------------------------------------------------------------------------------
Univision Communications Inc.                                 Delay Draw Term Loan             323,417
------------------------------------------------------------------------------------------------------
Valassis Communications, Inc.                                 Delay Draw Term Loan             367,028
======================================================================================================
                                                                                           $10,388,893
______________________________________________________________________________________________________
======================================================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the year ended August 31, 2007, the period January 1, 2006 to August 31, 2006 and the year ended December 31, 2005 was as follows:

                                                                 2007           2006          2005
-----------------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $18,225,022    $7,939,912    $9,962,430
_____________________________________________________________________________________________________
=====================================================================================================

AIM Floating Rate Fund


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $    310,663
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation) -- investments        (15,189,191)
----------------------------------------------------------------------------
Temporary book/tax differences                                       (33,153)
----------------------------------------------------------------------------
Capital loss carryover                                           (52,486,988)
----------------------------------------------------------------------------
Post-October Capital loss deferral                                (1,560,779)
----------------------------------------------------------------------------
Shares of beneficial interest                                    399,303,613
============================================================================
  Total net assets                                              $330,344,165
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $43,377 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of August 31, 2007 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
August 31, 2009                                                  $10,188,057
-----------------------------------------------------------------------------
August 31, 2010                                                   21,273,718
-----------------------------------------------------------------------------
August 31, 2011                                                   10,298,295
-----------------------------------------------------------------------------
August 31, 2012                                                    2,745,717
-----------------------------------------------------------------------------
August 31, 2013                                                    5,482,284
-----------------------------------------------------------------------------
August 31, 2014                                                    2,498,917
=============================================================================
Total capital loss carryforward                                  $52,486,988
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2007 was $479,995,925 and $333,295,716, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $    416,086
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (15,605,277)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                     $(15,189,191)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $348,838,691.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of capital loss carryforward limitations and organizational expenses, on August 31, 2007, undistributed net investment income was increased by $3,745, undistributed net realized gain (loss) was increased by $410,053 and shares of beneficial interest decreased by $413,798. This reclassification had no effect on the net assets of the Fund.

AIM Floating Rate Fund

NOTE 11--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Prior to the Reorganization, the Fund offered Class B shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A and Class R shares are subject to a CDSC.

    Information presented below for Class A and Class C shares prior to the Reorganization includes financial data for Closed-End Fund Class B and Class C shares, respectively.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                  YEAR ENDED                 EIGHT MONTHS ENDED                YEAR ENDED
                                              AUGUST 31, 2007(A)             AUGUST 31, 2006(F)            DECEMBER 31, 2005
                                          ---------------------------    --------------------------    --------------------------
                                            SHARES          AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                  15,632,471    $141,742,534     2,829,517    $ 25,667,525       697,277    $  6,298,550
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                                   --              --           153           1,341            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                   6,756,210      61,144,110     1,970,507      17,847,704     2,511,732      22,638,124
---------------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                   29,874         269,881         8,489          77,109            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                    2,833,402      25,745,014     2,683,496      24,312,527            --              --
=================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                     837,317       7,536,389       382,801       3,406,979       537,184       4,853,113
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                                   --              --        27,645         318,656            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                     330,246       2,963,539       146,924       1,330,027       162,391       1,462,776
---------------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                    1,291          11,601           126           1,139            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                      253,496       2,281,192         4,025          36,471            --              --
=================================================================================================================================
Conversion of Class B1 shares to Class A
  shares:
  Class A                                          --              --     2,296,583      20,991,472            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                                   --              --    (2,296,583)    (20,991,472)           --              --
=================================================================================================================================
Reacquired:(d)
  Class A(e)                              (10,549,550)    (94,450,060)   (3,041,753)    (27,605,025)   (4,782,363)    (43,131,902)
---------------------------------------------------------------------------------------------------------------------------------
  Class B1(b)(c)                                   --              --      (594,690)     (5,414,782)           --              --
---------------------------------------------------------------------------------------------------------------------------------
  Class C(e)                               (2,625,854)    (23,443,964)   (2,436,846)    (22,056,537)   (1,230,185)    (11,072,435)
---------------------------------------------------------------------------------------------------------------------------------
  Class R(b)                                   (7,693)        (68,968)           --               4            --              --
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                     (218,519)     (1,952,997)       (1,604)        (14,138)           --              --
=================================================================================================================================
                                           13,272,691    $121,778,271     1,978,790    $ 17,909,000    (2,103,964)   $(18,951,774)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and owns 13% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to such services such as, securities brokerage, distribution, third party record keeping and account servicing. The trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also beneficially owned.
       In addition, 13% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are also advised by AIM.
(b)  Class B1, Class R and Institutional Class shares commenced on April 13,
     2006.
(c) Effective July 27, 2006, all outstanding Class B1 shares were converted into Class A shares of the Fund.
(d) Amount is net of redemption fees of $24,268, $8,877, $25 and $4,611 for Class A, Class C, Class R and Institutional Class, respectively, for the year ended August 31, 2007, and $8,328, $2,405, $4 and $394 for Class A, Class C, Class R and Institutional Class, respectively, for the period January 1, 2006 to August 31, 2006.
(e) Includes redemption activity for Class B shares and Class C shares of the Closed-End Fund from January 1, 2006 through April 13, 2006 (date of Reorganization) as follows: Class B shares -- 828,994 shares and $7,518,875; Class C shares -- 708,337 shares and $6,403,362.
(f) Upon the closing of the Reorganization of the Closed-End Fund into the Fund on April 13, 2006, the Fund issued the following shares in connection with such reorganization:

FUND                                                        CLOSED-END FUND
----------------------------------------------   -------------------------------------
CLASS                  SHARES        AMOUNT      CLASS      SHARES           AMOUNT
--------------------------------------------------------------------------------------
  A                  14,204,828   $129,405,986    --              --      $         --
--------------------------------------------------------------------------------------
  B1                  2,863,475     26,086,257     B      17,068,303       155,492,243
--------------------------------------------------------------------------------------
  C                   4,942,796     44,930,012     C       4,942,796        44,930,012
======================================================================================
Net Assets           22,011,099   $200,422,255            22,011,099      $200,422,255
______________________________________________________________________________________
======================================================================================

AIM Floating Rate Fund

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to the close of business on April 13, 2006 (date of Reorganization) includes financial data for Class B shares of the Closed-End Fund.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                       JANUARY 1,
                                                                          2006
                                                      YEAR ENDED           TO                  YEAR ENDED DECEMBER 31,
                                                      AUGUST 31,       AUGUST 31,    --------------------------------------------
                                                         2007             2006         2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   9.06         $   9.04     $   9.02    $   8.77    $   8.51    $   8.64
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.60(a)          0.37(a)      0.43        0.30        0.33        0.38
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.39)            0.02         0.01        0.25        0.25       (0.13)
=================================================================================================================================
    Total from investment operations                       0.21             0.39         0.44        0.55        0.58        0.25
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.60)           (0.37)       (0.42)      (0.29)      (0.32)      (0.38)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                          --               --           --       (0.01)         --          --
=================================================================================================================================
    Total distributions                                   (0.60)           (0.37)       (0.42)      (0.30)      (0.32)      (0.38)
=================================================================================================================================
Redemption fees added to shares of beneficial
  interest                                                 0.00             0.00           --          --          --          --
=================================================================================================================================
Net asset value, end of period                         $   8.67         $   9.06     $   9.04    $   9.02    $   8.77    $   8.51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            2.28%            4.32%        5.00%       6.36%       6.94%       2.88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $200,449         $155,953     $159,206    $190,814    $221,964    $266,260
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets(including
  interest expense):
  With fee waivers and/or expense reimbursements           1.29%(c)         1.58%(d)     2.04%       1.65%       1.48%       1.49%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.30%(c)         1.86%(d)     2.17%       1.69%       1.48%       1.49%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense):
  With fee waivers and/or expense reimbursements           1.27%(c)         1.37%(d)     1.50%       1.50%       1.48%       1.49%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        1.28%(c)         1.65%(d)     1.63%       1.54%       1.48%       1.49%
=================================================================================================================================
Ratio of net investment income to average net assets       6.65%(c)         6.06%(d)     4.69%       3.31%       3.80%       4.40%
=================================================================================================================================
Ratio of interest expense to average net assets(e)         0.02%(c)         0.21%(d)     0.54%       0.15%         --%         --%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                  117%              54%          56%         82%         72%         56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $181,193,051.
(d)  Annualized.
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Floating Rate Fund

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to the close of business on April 13, 2006 (date of Reorganization) includes financial data for Class C shares of the Closed-End Fund.

                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                                           JANUARY 1,
                                                                              2006
                                                          YEAR ENDED           TO                YEAR ENDED DECEMBER 31,
                                                          AUGUST 31,       AUGUST 31,    ----------------------------------------
                                                             2007             2006        2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  9.04          $  9.02      $  8.99    $  8.75    $  8.49    $  8.62
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.56(a)          0.34(a)      0.40       0.27       0.31       0.36
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              (0.39)            0.02         0.03       0.25       0.25      (0.14)
=================================================================================================================================
    Total from investment operations                          0.17             0.36         0.43       0.52       0.56       0.22
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.56)           (0.34)       (0.40)     (0.27)     (0.30)     (0.35)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                             --               --           --      (0.01)        --         --
=================================================================================================================================
    Total distributions                                      (0.56)           (0.34)       (0.40)     (0.28)     (0.30)     (0.35)
=================================================================================================================================
Redemption fees added to shares of beneficial interest        0.00             0.00           --         --         --         --
=================================================================================================================================
Net asset value, end of period                             $  8.65          $  9.04      $  9.02    $  8.99    $  8.75    $  8.49
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               1.76%            4.05%        4.85%      5.98%      6.68%      2.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $81,479          $44,853      $47,624    $34,518    $20,793    $20,421
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense):
  With fee waivers and/or expense reimbursements              1.79%(c)         1.97%(d)     2.29%      1.89%      1.73%      1.74%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.80%(c)         2.36%(d)     2.67%      2.19%      1.98%      1.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense):
  With fee waivers and/or expense reimbursements              1.77%(c)         1.76%(d)     1.75%      1.74%      1.73%      1.74%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.78%(c)         2.15%(d)     2.13%      2.04%      1.98%      1.99%
=================================================================================================================================
Ratio of net investment income to average net assets          6.15%(c)         5.67%(d)     4.44%      3.07%      3.55%      4.15%
=================================================================================================================================
Ratio of interest expense to average net assets(e)            0.02%(c)         0.21%(d)     0.54%      0.15%        --%        --%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                     117%              54%          56%        82%        72%        56%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $63,115,007.
(d)  Annualized.
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Floating Rate Fund

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS R
                                                              -------------------------------
                                                                               APRIL 13, 2006
                                                                               (COMMENCEMENT
                                                              YEAR ENDED          DATE) TO
                                                              AUGUST 31,         AUGUST 31,
                                                                 2007               2006
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.06             $ 9.11
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.58               0.21
---------------------------------------------------------------------------------------------
  Net gains (loss) on securities (both realized and
    unrealized)                                                  (0.40)             (0.05)
=============================================================================================
    Total from investment operations                              0.18               0.16
=============================================================================================
Less dividends from net investment income                        (0.58)             (0.21)
=============================================================================================
Redemption fees added to shares of beneficial interest            0.00               0.00
=============================================================================================
Net asset value, end of period                                  $ 8.66             $ 9.06
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   1.91%              1.80%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  278             $   78
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and/or expense reimbursements                  1.54%(c)           1.53%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.55%(c)           1.53%(d)
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and/or expense reimbursements                  1.52%(c)           1.52%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.53%(c)           1.52%(d)
=============================================================================================
Ratio of net investment income to average net assets              6.40%(c)           6.11%(d)
=============================================================================================
Ratio of interest expense to average net assets(e)                0.02%(c)           0.01%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(f)                                         117%                54%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $183,819.
(d)  Annualized.
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Floating Rate Fund

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               APRIL 13, 2006
                                                                               (COMMENCEMENT
                                                              YEAR ENDED          DATE) TO
                                                              AUGUST 31,         AUGUST 31,
                                                                 2007               2006
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.06            $  9.11
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.63               0.23
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.39)             (0.05)
=============================================================================================
    Total from investment operations                              0.24               0.18
=============================================================================================
Less dividends from net investment income                        (0.63)             (0.23)
=============================================================================================
Redemption fees added to shares of beneficial interest            0.00               0.00
=============================================================================================
Net asset value, end of period                                 $  8.67            $  9.06
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   2.62%              2.00%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $48,138            $24,335
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers and/or expense reimbursements                  0.95%(c)           0.98%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.96%(c)           0.98%(d)
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers and/or expense reimbursements                  0.93%(c)           0.97%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.94%(c)           0.97%(d)
=============================================================================================
Ratio of net investment income to average net assets              6.99%(c)           6.66%(d)
=============================================================================================
Ratio of interest expense to average net assets(e)                0.02%(c)           0.01%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(f)                                         117%                54%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $33,600,739.
(d)  Annualized.
(e) Ratio includes interest expense and fees on the committed line of credit.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages,

AIM Floating Rate Fund
restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Floating Rate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Floating Rate Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIM Floating Rate Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2007, the results of its operations and cash flows for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and intermediate participants, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

AIM Floating Rate Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to           Please note that the expenses shown
costs, including management fees;            estimate the expenses you paid on your       in the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period March 1, 2007, through         of return of 5% per year before expenses,    addition, if these transaction costs were
August 31, 2007.                             which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                   The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (3/1/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
   A               $1,000.00                $981.00               $6.44        $1,018.70             $6.56             1.29%
   C                1,000.00                 980.60                8.94         1,016.18              9.10             1.79
   R                1,000.00                 980.80                7.69         1,017.44              7.83             1.54

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 8/31/07

AIM FLOATING RATE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                      A REDEMPTION FEE OF 2% WILL BE
                                             For periods ended 8/31/07                    IMPOSED ON CERTAIN REDEMPTIONS OR
The following information has been                                                        EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
prepared to provide Institutional Class      10 Years                             4.49%   OF PURCHASE. EXCEPTIONS TO THE REDEMPTION
shareholders with a performance overview      5 Years                             5.12    FEE ARE LISTED IN THE FUND'S PROSPECTUS.
specific to their holdings. Institutional     1 Year                              2.62
Class shares are offered exclusively to                                                        HAD THE ADVISOR NOT WAIVED FEES
institutional investors, including defined   AVERAGE ANNUAL TOTAL RETURNS                 AND/OR REIMBURSED EXPENSES IN THE PAST,
contribution plans that meet certain         For periods ended 6/30/07, most recent       PERFORMANCE WOULD HAVE BEEN LOWER.
criteria.                                    calendar quarter-end
                                                                                               PLEASE NOTE THAT PAST PERFORMANCE IS
                                             10 Years                             4.99%   NOT INDICATIVE OF FUTURE RESULTS. MORE
                                              5 Years                             5.58    RECENT RETURNS MAY BE MORE OR LESS THAN
                                              1 Year                              7.41    THOSE SHOWN. ALL RETURNS ASSUME
                                             ==========================================   REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                                                                          INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             AS OF THE CLOSE OF BUSINESS ON APRIL 13,     FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             2006, THE FUND REORGANIZED FROM A            MAY BE WORTH MORE OR LESS THAN THEIR
                                             CLOSED-END FUND TO AN OPEN-END FUND. THE     ORIGINAL COST. SEE FULL REPORT FOR
                                             INCEPTION DATE FOR THE OPEN-END FUND'S       INFORMATION ON COMPARATIVE BENCHMARKS.
                                             INSTITUTIONAL CLASS SHARES IS APRIL 13,      PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             2006; RETURNS SINCE THAT DATE ARE            MORE INFORMATION. FOR THE MOST CURRENT
                                             HISTORICAL RETURNS. ALL OTHER RETURNS ARE    MONTH-END PERFORMANCE, PLEASE CALL
                                             BLENDED RETURNS OF HISTORICAL                800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES AND RESTATED
                                             PERFORMANCE OF THE CLOSED-END FUND'S CLASS
                                             B SHARES (FOR THE PERIODS PRIOR TO THE
                                             INCEPTION DATE OF OPEN-END FUND'S
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE. THE CLOSED-END FUND'S CLASS B SHARE
                                             INCEPTION DATE IS MAY 1, 1997.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES PRIMARILY DUE TO
                                             DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

==========================================
NASDAQ SYMBOL                        AFRIX
==========================================

Over for information on your Fund's
expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                 [AIM INVESTMENTS LOGO]
AIMINVESTMENTS.COM   FLR-INS-1    A I M Distributors, Inc.     --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the          The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
ongoing costs, including management fees     value divided by $1,000 = 8.6), then         you paid for the period. You may use this
and other Fund expenses. This example is     multiply the result by the number in the     information to compare the ongoing costs
intended to help you understand your         table under the heading entitled "Actual     of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                          Please note that the expenses shown
entire period March 1, 2007, through                                                      in the table are meant to highlight your
August 31, 2007.                             The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
esti-

====================================================================================================================================
                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (3/1/07)              (8/31/07)(1)           PERIOD(2)     (8/31/07)            PERIOD(2)           RATIO
Institutional      $1,000.00               $983.80                 $4.80       $1,020.37             $4.89              0.96%

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   FLR-INS-1    A I M Distributors, Inc.

AIM Floating Rate Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM          The independent Trustees, as            factory advisory services in accordance
Counselor Series Trust is required under     mentioned above, are assisted in their       with the terms of the Fund's advisory
the Investment Company Act of 1940 to        annual evaluation of the advisory            agreement. In addition, based on their
approve annually the renewal of the AIM      agreements by the independent Senior         ongoing meetings throughout the year with
Floating Rate Fund (the Fund) investment     Officer. One responsibility of the Senior    the Fund's portfolio managers, the Board
advisory agreement with A I M Advisors,      Officer is to manage the process by which    concluded that these individuals are
Inc. (AIM). During contract renewal          the AIM Funds' proposed management fees      competent and able to continue to carry
meetings held on June 25-27, 2007, the       are negotiated during the annual contract    out their responsibilities under the
Board as a whole and the disinterested or    renewal process to ensure that they are      Fund's advisory agreement.
"independent" Trustees, voting separately,   negotiated in a manner which is at arms'
approved the continuance of the Fund's       length and reasonable. Accordingly, the           In determining whether to continue
investment advisory agreement for another    Senior Officer must either supervise a       the Fund's advisory agreement, the Board
year, effective July 1, 2007. In doing so,   competitive bidding process or prepare an    considered the prior relationship between
the Board determined that the Fund's         independent written evaluation. The Senior   AIM and the Fund, as well as the Board's
advisory agreement is in the best            Officer has recommended that an              knowledge of AIM's operations, and
interests of the Fund and its shareholders   independent written evaluation be provided   concluded that it was beneficial to
and that the compensation to AIM under the   and, upon the direction of the Board, has    maintain the current relationship, in
Fund's advisory agreement is fair and        prepared an independent written              part, because of such knowledge. The Board
reasonable.                                  evaluation.                                  also considered the steps that AIM and its
                                                                                          affiliates have taken over the last
     The independent Trustees met                 During the annual contract renewal      several years to improve the quality and
separately during their evaluation of the    process, the Board considered the factors    efficiency of the services they provide to
Fund's investment advisory agreement with    discussed below under the heading "Factors   the Funds in the areas of investment
independent legal counsel from whom they     and Conclusions and Summary of Independent   performance, product line diversification,
received independent legal advice, and the   Written Fee Evaluation" in evaluating the    distribution, fund operations, shareholder
independent Trustees also received           fairness and reasonableness of the Fund's    services and compliance. The Board
assistance during their deliberations from   advisory agreement at the contract renewal   concluded that the quality and efficiency
the independent Senior Officer, a            meetings and at their meetings throughout    of the services AIM and its affiliates
full-time officer of the AIM Funds who       the year as part of their ongoing            provide to the AIM Funds in each of these
reports directly to the independent          oversight of the Fund. The Fund's advisory   areas generally have improved, and support
Trustees. The following discussion more      agreement was considered separately,         the Board's approval of the continuance of
fully describes the process employed by      although the Board also considered the       the Fund's advisory agreement.
the Board to evaluate the performance of     common interests of all of the AIM Funds
the AIM Funds (including the Fund)           in their deliberations. The Board            B. FUND PERFORMANCE
throughout the year and, more                comprehensively considered all of the
specifically, during the annual contract     information provided to them and did not     The Board compared the Fund's
renewal meetings.                            identify any particular factor that was      performance during the past one, three and
                                             controlling. Furthermore, each Trustee may   five calendar years to the performance of
THE BOARD'S FUND EVALUATION PROCESS          have evaluated the information provided      funds in the Fund's Lipper peer group that
The Board's Investments Committee has        differently from one another and             are not managed by AIM, and against the
established three Sub-Committees which are   attributed different weight to the various   performance of all funds in the S&P/LSTA
responsible for overseeing the management    factors. The Trustees recognized that the    Leveraged Loan Index. The Board also
of a number of the series portfolios of      advisory arrangements and resulting          reviewed the methodology used by Lipper to
the AIM Funds. This Sub-Committee            advisory fees for the Fund and the other     identify the Fund's peers. The Board noted
structure permits the Trustees to focus on   AIM Funds are the result of years of         that the Fund's performance was above the
the performance of the AIM Funds that have   review and negotiation between the           median performance of its peers for the
been assigned to them. The Sub-Committees    Trustees and AIM, that the Trustees may      one, three and five years periods. The
meet throughout the year to review the       focus to a greater extent on certain         Board noted that the Fund's performance
performance of their assigned funds, and     aspects of these arrangements in some        was comparable to the performance of the
the Sub-Committees review monthly and        years than others, and that the Trustees'    Index for the one, three and five year
quarterly comparative performance            deliberations and conclusions in a           periods. The Board also considered the
information and periodic asset flow data     particular year may be based in part on      steps AIM has taken over the last several
for their assigned funds. These materials    their deliberations and conclusions of       years to improve the quality and
are prepared under the direction and         these same arrangements throughout the       efficiency of the services that AIM
supervision of the independent Senior        year and in prior years.                     provides to the AIM Funds. The Board
Officer. Over the course of each year, the                                                concluded that AIM continues to be
Sub-Committees meet with portfolio           FACTORS AND CONCLUSIONS AND SUMMARY OF       responsive to the Board's focus on fund
managers for their assigned funds and        INDEPENDENT WRITTEN FEE EVALUATION           performance. Although the independent
other members of management and review       The discussion below serves as a summary     written evaluation of the Fund's Senior
with these individuals the performance,      of the Senior Officer's independent          Officer (discussed below) only considered
investment objective(s), policies,           written evaluation, as well as a             Fund performance through the most recent
strategies and limitations of these funds.   discussion of the material factors and       calendar year, the Board also reviewed
                                             related conclusions that formed the basis    more recent Fund performance and this
     In addition to their meetings           for the Board's approval of the Fund's       review did not change their conclusions.
throughout the year, the Sub-Committees      advisory agreement and sub-advisory
meet at designated contract renewal          agreement. Unless otherwise stated,          C. ADVISORY FEES AND FEE WAIVERS
meetings each year to conduct an in-depth    information set forth below is as of June
review of the performance, fees and          27, 2007 and does not reflect any changes    The Board compared the Fund's
expenses of their assigned funds. During     that may have occurred since that date,      contractual advisory fee rate to the
the contract renewal process, the Trustees   including but not limited to changes to      contractual advisory fee rates of funds in
receive comparative performance and fee      the Fund's performance, advisory fees,       the Fund's Lipper peer group that are not
data regarding all the AIM Funds prepared    expense limitations and/or fee waivers.      managed by AIM, at a common asset level
by an independent company, Lipper, Inc.,                                                  and as of the end of the past calendar
under the direction and supervision of the   I  INVESTMENT ADVISORY AGREEMENT             year. The Board noted that the Fund's
independent Senior Officer who also                                                       advisory fee rate was comparable to the
prepares a separate analysis of this         A. NATURE, EXTENT AND QUALITY OF SERVICES    median advisory fee rate of its peers. The
information for the Trustees. Each              PROVIDED BY AIM                           Board also reviewed the methodology used
Sub-Committee then makes recommendations                                                  by Lipper and noted that the contractual
to the Investments Committee regarding the   The Board reviewed the advisory services     fee rates shown by Lipper include any
performance, fees and expenses of their      provided to the Fund by AIM under the        applicable long-term contractual fee
assigned funds. The Investments Committee    Fund's advisory agreement, the performance   waivers. The Board also compared the
considers each Sub-Committee's               of AIM in providing these services, and      Fund's contractual advisory fee rate to
recommendations and makes its own            the credentials and experience of the        the total advisory fees paid by numerous
recommendations regarding the performance,   officers and employees of AIM who provide    separately managed accounts/-wrap accounts
fees and expenses of the AIM Funds to the    these services. The Board's review of the    advised by an AIM affiliate. The Board
full Board. Moreover, the Investments        qualifications of AIM to provide these       noted that the Fund's rate was generally
Committee considers each Sub-Committee's     services included the Board's                comparable to the rates for the separately
recommendations in making its annual         consideration of AIM's portfolio and         managed accounts/wrap accounts. The Board
recommendation to the Board whether to       product review process, various back         considered that management of the
approve the continuance of each AIM Fund's   office support functions provided by AIM,    separately managed accounts/wrap accounts
investment advisory agreement and            and AIM's equity and fixed income trading    by the AIM affiliate involves different
sub-advisory agreement, if applicable        operations. The Board concluded that the     levels of services and different
(advisory agreements), for another year.     nature, extent and quality of the advisory   operational and regulatory requirements
                                             services provided to the Fund by AIM were    than AIM's management of the Fund. The
                                             appropriate and that AIM currently is        Board concluded that
                                             providing satis-
                                                                                                                         (continued)

AIM Floating Rate Fund

these differences are appropriately          Officer of the Fund, who is independent of   under the Fund's sub-advisory agreement,
reflected in the fee structure for the       AIM and AIM's affiliates, had prepared an    the performance of the Sub-Advisor in
Fund.                                        independent written evaluation to assist     providing these services, and the
                                             the Board in determining the                 credentials and experience of the officers
     The Board noted that AIM has            reasonableness of the proposed management    and employees of the Sub-Advisor who
contractually agreed to waive fees and/or    fees of the AIM Funds, including the Fund.   provide these services. The Board
limit expenses of the Fund through at        The Board noted that they had relied upon    concluded that the nature, extent and
least June 30, 2008 in an amount necessary   the Senior Officer's written evaluation      quality of the services provided by the
to limit total annual operating expenses     instead of a competitive bidding process.    Sub-Advisor were appropriate and that the
to a specified percentage of average daily   In determining whether to continue the       Sub-Advisor currently is providing
net assets for each class of the Fund. The   Fund's advisory agreement, the Board         satisfactory services in accordance with
Board considered the contractual nature of   considered the Senior Officer's written      the terms of the Fund's sub-advisory
this fee waiver and noted that it remains    evaluation.                                  agreement. In addition, based on their
in effect until at least June 30, 2008.                                                   ongoing meetings throughout the year with
The Board reviewed the Fund's effective      F.  COLLATERAL BENEFITS TO AIM AND ITS       the Fund's portfolio managers, the Board
advisory fee rate, after taking account of       AFFILIATES                               concluded that these individuals are
this expense limitation, and considered                                                   competent and able to continue to carry
the effect this expense limitation would     The Board considered various other           out their responsibilities under the
have on the Fund's estimated total           benefits received by AIM and its             Fund's sub-advisory agreement.
expenses. The Board concluded that the       affiliates resulting from AIM's
levels of fee waivers/expense limitations    relationship with the Fund, including the    B.  FUND PERFORMANCE
for the Fund were fair and reasonable.       fees received by AIM and its affiliates
                                             for their provision of administrative,       The Board compared the Fund's performance
     After taking account of the Fund's      transfer agency and distribution services    during the past one, three and five
contractual advisory fee rate, as well as    to the Fund. The Board considered the        calendar years to the performance of funds
the comparative advisory fee information     performance of AIM and its affiliates in     in the Fund's Lipper peer group that are
and the expense limitation discussed         providing these services and the             not managed by AIM, and against the
above, the Board concluded that the Fund's   organizational structure employed by AIM     performance of all funds in the S&P/LSTA
advisory fees were fair and reasonable.      and its affiliates to provide these          Leveraged Loan Index. The Board also
                                             services. The Board also considered that     reviewed the methodology used by Lipper to
D. ECONOMIES OF SCALE AND BREAKPOINTS        these services are provided to the Fund      identify the Fund's peers. The Board noted
                                             pursuant to written contracts which are      that the Fund's performance was above the
The Board considered the extent to which     reviewed and approved on an annual basis     median performance of its peers for the
there are economies of scale in AIM's        by the Board. The Board concluded that AIM   one, three and five years periods. The
provision of advisory services to the        and its affiliates were providing these      Board noted that the Fund's performance
Fund. The Board also considered whether      services in a satisfactory manner and in     was comparable to the performance of the
the Fund benefits from such economies of     accordance with the terms of their           Index for the one, three and five year
scale through contractual breakpoints in     contracts, and were qualified to continue    periods. The Board also considered the
the Fund's advisory fee schedule or          to provide these services to the Fund.       steps AIM has taken over the last several
through advisory fee waivers or expense                                                   years to improve the quality and
limitations. The Board noted that the             The Board considered the benefits       efficiency of the services that AIM
Fund's contractual advisory fee schedule     realized by AIM as a result of portfolio     provides to the AIM Funds. The Board
includes three breakpoints but that, due     brokerage transactions executed through      concluded that AIM continues to be
to the Fund's asset level at the end of      "soft dollar" arrangements. Under these      responsive to the Board's focus on fund
the past calendar year and the way in        arrangements, portfolio brokerage            performance. Although the independent
which the breakpoints have been              commissions paid by the Fund and/or other    written evaluation of the Fund's Senior
structured, the Fund has yet to benefit      funds advised by AIM are used to pay for     Officer (discussed below) only considered
from the breakpoints. Based on this          research and execution services. The Board   Fund performance through the most recent
information, the Board concluded that the    noted that soft dollar arrangements shift    calendar year, the Board also reviewed
Fund's advisory fees would reflect           the payment obligation for the research      more recent Fund performance and this
economies of scale at higher asset levels.   and executions services from AIM to the      review did not change their conclusions.
The Board also noted that the Fund shares    funds and therefore may reduce AIM's
directly in economies of scale through       expenses. The Board also noted that          C.  SUB-ADVISORY FEES
lower fees charged by third party service    research obtained through soft dollar
providers based on the combined size of      arrangements may be used by AIM in making    The Board compared the Fund's contractual
all of the AIM Funds and affiliates.         investment decisions for the Fund and may    sub-advisory fee rate to the total
                                             therefore benefit Fund shareholders. The     advisory fees paid by numerous separately
E.  PROFITABILITY AND FINANCIAL RESOURCES    Board concluded that AIM's soft dollar       managed accounts/wrap accounts sub-advised
    OF AIM                                   arrangements were appropriate. The Board     by the Sub-Advisor with investment
                                             also concluded that, based on their review   strategies comparable to those of the
The Board reviewed information from AIM      and representations made by AIM, these       Fund. The Board noted that the Fund's
concerning the costs of the advisory and     arrangements were consistent with            sub-advisory fee rate was below the rates
other services that AIM and its affiliates   regulatory requirements.                     for the separately managed accounts/wrap
provide to the Fund and the profitability                                                 accounts. The Board considered the
of AIM and its affiliates in providing            The Board considered the fact that      services to be provided by the Sub-Advisor
these services. The Board also reviewed      the Fund's uninvested cash and cash          pursuant to the Fund's sub-advisory
information concerning the financial         collateral from any securities lending       agreement and the services to be provided
condition of AIM and its affiliates. The     arrangements may be invested in money        by AIM pursuant to the Fund's advisory
Board also reviewed with AIM the             market funds advised by AIM pursuant to      agreement, as well as the allocation of
methodology used to prepare the              procedures approved by the Board. The        fees between AIM and the Sub-Advisor
profitability information. The Board         Board noted that AIM will receive advisory   pursuant to the sub-advisory agreement.
considered the overall profitability of      fees from these affiliated money market      The Board noted that the sub-advisory fees
AIM, as well as the profitability of AIM     funds attributable to such investments,      have no direct effect on the Fund or its
in connection with managing the Fund. The    although AIM has contractually agreed to     shareholders, as they are paid by AIM to
Board noted that AIM continues to operate    waive the advisory fees payable by the       the Sub-Advisor, and that AIM and the
at a net profit, although increased          Fund with respect to its investment of       Sub-Advisor are affiliates. After taking
expenses in recent years have reduced the    uninvested cash in these affiliated money    account of the Fund's contractual
profitability of AIM and its affiliates.     market funds through at least June 30,       sub-advisory fee rate, as well as the
The Board concluded that the Fund's          2008. The Board considered the contractual   comparative fee information and the
advisory fees were fair and reasonable,      nature of this fee waiver and noted that     expense limitation discussed above, the
and that the level of profits realized by    it remains in effect until at least June     Board concluded that the Fund's
AIM and its affiliates from providing        30, 2008. The Board concluded that the       sub-advisory fees were fair and
services to the Fund was not excessive in    Fund's investment of uninvested cash and     reasonable.
light of the nature, quality and extent of   cash collateral from any securities
the services provided. The Board             lending arrangements in the affiliated       D. FINANCIAL RESOURCES OF THE SUB-ADVISOR
considered whether AIM is financially        money market funds is in the best
sound and has the resources necessary to     interests of the Fund and its                The Board considered whether the
perform its obligations under the Fund's     shareholders.                                Sub-Advisor is financially sound and has
advisory agreement, and concluded that AIM                                                the resources necessary to perform its
has the financial resources necessary to     II   SUB-ADVISORY AGREEMENT                  obligations under the Fund's sub-advisory
fulfill these obligations.                   A.   NATURE, EXTENT AND QUALITY OF           agreement, and concluded that the
                                                  SERVICES PROVIDED BY THE SUB-ADVISOR    Sub-Advisor has the financial resources
F.  INDEPENDENT WRITTEN EVALUATION OF THE                                                 necessary to fulfill these obligations.
    FUND'S SENIOR OFFICER                         The Board reviewed the services
                                             provided by INVESCO Senior Secured
The Board noted that, upon their             Management, Inc. (the Sub-Advisor)
direction, the Senior

AIM Floating Rate Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Qualified Dividend Income*                               0%
         Corporate Dividends Received Deduction*                  0%




       * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                             0%

       ** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2006, February 28, 2007, May 31, 2007 and August 31, 2007 were 2.87%, 9.63%, 2.70%, and 1.72%, respectively.

AIM Floating Rate Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.
  Principal                                  (financial services holding company),
  Executive Officer                          AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       2003       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            1983       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2003       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2000       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          2003       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         2003       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      2003       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        2003       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              1997       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Floating Rate Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2003       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      Senior
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    Secured
                              Houston, TX 77046-1173   Suite 100                Suite 2900               Management,
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Inc.
                                                                                                         1166
                                                                                                         Avenue
                                                                                                         of the
                                                                                                         Americas
                                                                                                         New
                                                                                                         York,
                                                                                                         NY
                                                                                                         10036-2727

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                            [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once            year, at the quarter-ends. For the second and fourth quarters, the lists appear
your quarterly statements, tax forms, fund          in the Fund's semiannual and annual reports to shareholders. For the first and
reports, and prospectuses are available, we will    third quarters, the Fund files the lists with the Securities and Exchange
send you an e-mail notification containing          Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
links to these documents. For security purposes,    available at AIMinvestments.com. From our home page, click on Products &
you will need to log in to your account to          Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
view your statements and tax forms.                 drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and
   postage.                                         333-36074.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple                 If used after January 20, 2008, this report must be accompanied by a Fund
steps:                                              Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
1. Log in to your account.                          Distributors, Inc.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.


                                    FLR-AR-1             A I M Distributors,Inc.

                                                          [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                              AIM MULTI-SECTOR FUND
                 Annual Report to Shareholders o August 31, 2007

                               [COVER GLOBE IMAGE]

SECTOR EQUITY

Sectors

Table of Contents

Letters to Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule of Investments ..................    9
Financial Statements .....................   12
Notes to Financial Statements ............   15
Financial Highlights .....................   22
Auditor's Report .........................   27
Fund Expenses ............................   28
Approval of Advisory Agreement ...........   29
Tax Information ..........................   31
Trustees and Officers ....................   32

[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]      [GRAPHIC]
[DOMESTIC       [FIXED
 EQUITY]        INCOME]

[GRAPHIC]    [GRAPHIC]     [GRAPHIC]
 [TARGET      [TARGET    [DIVERSIFIED
  RISK]      MATURITY]    PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]    GLOBAL EQUITY]

[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM Multi-Sector Fund

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review, and what factors affected its performance. The following pages contain important information that answers questions
   [TAYLOR                                   you may have about your investment.
    PHOTO]
                                                Despite a significant, albeit short-lived, stock market sell-off in late February and early March--and a more severe stock market decline that began in July--major stock
Philip Taylor                                market indexes in the United States and abroad generally performed well for the 12 months ended August 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on
                                             Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations, thereby slowing the economy.

                                                In an effort to ensure that the weak housing market and tight credit markets did not affect the U.S. economy more generally, the U.S. Federal Reserve Board in September cut its key federal funds target rate for the first time in more than four years.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o  Domestic, global and international equity funds

                                             o  Taxable and tax-exempt fixed-income funds

                                             o  Allocation portfolios, with risk/return characteristics to match your needs

                                             o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and
                                                PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             In conclusion

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming
                                             AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at
                                             800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in
                                             us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Multi-Sector Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
    [CROCKETT                                reduced shareholder costs, and high ethical standards.
      PHOTO]
                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO,
                                             AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments
Bruce L. Crockett                            --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of August 31, 2007).

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns.

                                             Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Multi-Sector Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
=======================================================================================   rebalanced annually at fiscal year-end to
PERFORMANCE SUMMARY                                                                       return the sectors to their approximate
                                                                                          equal weightings.
For the fiscal year ended August 31, 2007, Class A shares of AIM MultiSector Fund,
excluding applicable sales charges, matched the return of the S&P 500 Index, the Fund's      Fund managers consider selling a stock
broad market and style-specific index, which consists of 10 sectors.@ The Fund            when they see:
invests at least 80% of its assets approximately equally in only five of these 10
market sectors: energy, financials, health care, technology and "leisure" (represented    o  Fundamental deterioration in the
by the consumer discretionary sector). Each of these sectors contributed positively to       company.
Fund performance over the fiscal year. However, security selection in leisure stocks
and an overweight to energy had the greatest positive impact to performance.              o  More attractive investment
                                                                                             opportunities.
   Your Fund's long-term performance appears later in this report.
                                                                                          o  Inability of the company to capitalize
FUND VS. INDEXES                                                                             on market opportunity.

Total returns, 8/31/06-8/31/07, excluding applicable sales charges. If sales charges      o  A questionable change in management's
were included, returns would be lower.                                                       strategic direction.

Class A Shares                                                                   15.13%   MARKET CONDITIONS AND YOUR FUND
Class B Shares                                                                   14.26
Class C Shares                                                                   14.27    The fiscal year was characterized by
S&P 500 Index@ (Broad Market/Style-Specific Index)                               15.13    somewhat slower U.S. economic growth than
Lipper Multi-Cap Core Funds Index@ (Peer Group Index)                            16.32    we have seen in the last few years.
                                                                                          Despite concerns over a slowing economy,
SOURCE: @LIPPER INC.                                                                      U.S. equities posted solid returns during
                                                                                          the fiscal year, leaving several major
==========================================   ==========================================   market indexes near multi-year highs.(1)
                                                                                          Strong global economic growth, favorable
How we invest                                required to be invested in the five          corporate earnings results, and increased
                                             previously mentioned sectors.                merger and acquisition activity drove
Your Fund invests the bulk of its assets                                                  equity markets, offsetting concerns over
in stocks from five market sectors:             Managers use fundamental and              slowing U.S. growth, high energy prices
energy, financials, health care,             quantitative analysis to identify market     and subprime loan concerns late in the
technology and "leisure" (represented by     leading companies with competitive           period.
the consumer discretionary sector). To       positioning and strong anticipated growth       Against this backdrop, financials,
provide diversification, Fund assets are     relative to their peers. They focus on       health care and consumer staples were
divided more or less equally among           companies that exhibit strong return on      among the weakest performing sectors of
securities of companies from each sector     capital, cash flow, sustainable growth and   the S&P 500 Index.(1) Conversely, energy,
in which the Fund invests. Fund managers     superior business strategies that make       telecommunication services and
act independently within sectors. At any     them market leaders.                         materials--mostly sectors the Fund does
given time, 20% of the Fund's assets are                                                  not generally invest in--were the best
not                                             In the resulting portfolio, each sector   performing sectors.(1) Our strong stock
                                             has approximately 20 to 25 holdings. The     selection in leisure stocks and our
                                             Fund is                                      overweight to energy stocks were the main
                                                                                          drivers of Fund performance. Detractors
                                                                                          from Fund perform-

                                                                                                                         (continued)
==========================================   ==========================================   ==========================================

   PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Integrated Oil & Gas               6.6%    1. Omnicom Group Inc.                2.0%
                                             2. Oil & Gas Equipment & Services     6.0     2. News Corp.-Class A                1.7
Consumer Discretionary               19.9%   3. Semiconductors                     5.2     3. Apple Inc.                        1.6
Energy                               19.3    4. Oil & Gas Exploration &                    4. Harrah's Entertainment, Inc.      1.5
Information Technology               18.7       Production                         5.0     5. Citigroup Inc.                    1.4
Health Care                          17.2    5. Life Sciences Tools & Services     4.5     6. Crocs, Inc.                       1.4
Financials                           16.6                                                  7. Accenture Ltd.-Class A            1.4
Telecommunication Services            1.4    Total Net Assets           $855.01 million    8. National Oilwell Varco Inc.       1.3
Consumer Staples                      1.3    Total Number of Holdings*              112    9. Fannie Mae                        1.3
Utilities                             1.1                                                 10. Occidental Petroleum Corp.        1.3
Money Market Funds Plus
Other Assets Less Liabilities         4.5

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

* Excluding money market fund holdings.

==========================================   ==========================================   ==========================================

AIM Multi-Sector Fund

ance primarily were a result of stock        was among the top performing sectors of      Mark D. Greenberg
selection and overweight in health care      the S&P 500 Index.(1) However, our stock
and lack of holdings in industrials,         selection was a relative detractor from      Chartered Financial Analyst, senior port
telecommunication services and materials     performance. Ultimately, the Fund's          folio manager, is lead manager of AIM
relative to the S&P 500 Index.               technology portion underperformed the        MultiSector Fund with respect to the
                                             technology portion of the S&P 500 Index.     Fund's investments in the leisure sector.
   Within consumer discretionary, our        Indeed, open source software provider RED    He has been associated with AIM and/or its
stock selection fared better than that of    HAT was the top detractor from Fund          affiliates since 1996. Mr. Greenberg
the S&P 500 Index. Among top contributors    performance. Red Hat's weakness during the   attended City University in London,
to Fund performance were take over           fiscal year was due to increased             England, and earned his B.S.B.A. in
targets HARRAH'S ENTERTAINMENT, the          competition for its Linux operating system   economics with a specialization in finance
nationwide casino operator, and HILTON       and legal pressures from MICROSOFT. As a     from Marquette University.
HOTELS, the international hotel operator.    result of this shift in Red Hat's
During the fiscal year, Harrah's accepted    competitive positioning, we sold the         Lanny H. Sachnowitz
an offer to go private in the largest        stock.
leveraged buyout for a publicly held                                                      Senior portfolio manager, is lead manager
casino company. More recently, private          Although financials was the weakest       of AIM Multi-Sector Fund with respect to
equity group Blackstone agreed to purchase   performing sector in the S&P 500, our        the Fund's investments in the technology
Hilton Hotels at a price that represented    security selection and underweight to this   sector. Mr. Sachnowitz joined AIM in 1987.
a 40% premium to Hilton's closing price on   sector contributed positively to our         He earned a B.S. in finance from the
July 2, 2007.(2)                             relative performance.(1) For example, we     University of Southern California and an
                                             deliberately avoided real estate             M.B.A. from the University of Houston.
   Increased world demand and high oil       investment trusts, which fall under the
prices helped to drive energy stocks, as     financials sector and experienced            John S. Segner.
energy was the strongest performing sector   increased volatility during the fiscal
in the S&P 500 Index during the year.(1)     year.                                        Senior portfolio manager, is lead manager
While our overweight to this sector                                                       of AIM Multi-Sector Fund with respect to
produced positive net returns, stock            Our security selection and overweight     the Fund's investments in the energy
selection within energy detracted from       to health care negatively impacted           sector. He has been associated with AIM
performance. However, NATIONAL OILWELL       performance. MEDCO HEALTH SOLUTIONS, in      and/or its affiliates since 1997. Mr.
VARCO, the world's largest supplier of       particular, detracted from Fund              Segner earned his bachelor's degree in
oilfield rigs and rig equipment, was among   performance. This pharmacy benefit           civil engineering from the University of
top contributors to performance.             provider was down mostly due to concerns     Alabama and holds an M.B.A. with a
Recently, National Oilwell experienced       over health care reimbursements and          concentration in finance from The
increases in backlog equipment orders and    increased competition in the generic drug    University of Texas at Austin.
widening profit margins, and remained        arena by Wal-Mart (not a fund holding). We
relatively inexpensive relative to other     sold the position in Medco Health            Michael J. Simon
energy equipment and services stocks.        Solutions as we were concerned over the
                                             change in this company's competitive         Chartered Financial Analyst, senior
   The Fund's technology holdings also       positioning.                                 portfolio manager, is lead manager of AIM
produced mixed results. Our overweight in                                                 Multi-Sector Fund with respect to the
this sector was a relative contributor, as      We thank you for your continued           Fund's investments in the financial
technology                                   investment in AIM Multi-Sector Fund.         services sector. He started his Investment
                                                                                          career in 1989 and joined AIM in 2001. Mr.
==========================================   Sources: (1) Lipper, Inc; (2) Bloomberg      Simon earned a B.A. in finance from Texas
                                             L.P.                                         Christian University and an M.B.A. with
   S&P 500 INDEX                                                                          high honors from the Graduate School of
                                             The views and opinions expressed in          Business at the University of Chica go.
By sector, 8/31/06-8/31/07                   management's discussion of Fund
                                             performance are those of A I M Advisors,     Derek M. Taner
SECTOR                   WEIGHTING  RETURN   Inc. These views and opinions are subject
Consumer Discretionary                       to change at any time based on factors       Chartered Financial Analyst, portfolio
("Leisure")                 9.78%   14.27%   such as market and economic conditions.      manager, is lead manager of AIM
Consumer Staples            9.46     8.90    These views and opinions may not be relie    MultiSector Fund with respect to the
Energy                     11.14    28.74    upon as investment advice or             d   Fund's investments in the health care
Financials                 20.06     3.58    recommendations, or as an offer for a        sector. He began his investment career in
Health Care                11.67     7.03    particular security. The information is      1993 and joined AIM in 2005. Mr. Taner
Industrials                11.41    23.49    not a complete analysis of every aspect o    earned a B.S. in business administration
Information Technology     16.25    23.60    any market, country, industry,           f   with an emphasis in accounting and finance
Materials                   3.08    26.54    security or the Fund. Statements of fact     and an M.B.A. from the Haas School of
Telecommunication                            are from sources considered reliable, but    Business at the University of California
Services                    3.71    27.64    A I M Advisors, Inc. makes no                (Berkeley).
Utilities                   3.42    15.06    representation or warranty as to their
                                             completeness or accuracy. Although           Assisted by the Basic Value, Diversified
Sources: (1) AIM Management Group Inc.,      historical performance is no guarantee of    Dividend, Energy/Gold/Utilities, Global
             Standard & Poor's               future results, these insights may help      Health Care, Leisure and Technology Teams
                                             you understand our investment management
         (2) Lipper Inc.                     philosophy.

==========================================          See important Fund and index
                                                  disclosures later in this report.

AIM Multi-Sector Fund

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            reflect sales charges. Performance of an
comparable future results.                   index of funds reflects fund expenses and
                                             management fees; performance of a market
   The data shown in the chart include       index does not. Performance shown in the
reinvested distributions, applicable sales   chart and table(s) does not reflect
charges, Fund expenses and management        deduction of taxes a shareholder would pay
fees. Results for Class B shares are         on Fund distributions or sale of Fund
calculated as if a hypothetical              shares.
shareholder had liquidated his entire
investment in the Fund at the close of the   Performance of the indexes does not
reporting period and paid the applicable     reflect the effects of taxes
contingent deferred sales charges. Index
results include reinvested dividends, but
they do not

====================================================================================================================================

Continued from page 8

Funds category. These funds typically have      do not reflect sales charges.                ues may differ from the net asset
an average price-to-earnings ratio,             Performance of an index of funds             values and returns reported in the
price-to-book ratio, and three-year             reflects fund expenses; performance of       Financial Highlights.
sales-per-share growth value, compared to       a market index does not.
the S&P SuperComposite 1500 Index.                                                        o  Industry classifications used in this
                                             Other information                               report are generally according to the
o  The Fund is not managed to track the                                                      Global Industry Classification
   performance of any particular index,      o  The returns shown in the management's        Standard, which was developed by and is
   including the indexes defined here, and      discussion of Fund performance are           the exclusive property and a service
   consequently, the performance of the         based on net asset values calculated         mark of Morgan Stanley Capital
   Fund may deviate significantly from the      for shareholder transactions. Generally      International Inc. and Standard &
   performance of the index.                    accepted accounting principles require       Poor's.
                                                adjustments to be made to the net
o  A direct investment cannot be made in        assets of the Fund at period end for      o  The Chartered Financial
   an index. Unless otherwise indicated,        financial reporting purposes, and as         Analyst--REGISTERED TRADEMARK--
   index results include reinvested             such, the net asset values for               (CFA--REGISTERED TRADEMARK--)
   dividends, and they                          shareholder transactions and the             designation is a globally recognized
                                                returns based on those net asset val-        standard for measuring the competence
                                                                                             and integrity of investment
                                                                                             professionals.

====================================================================================================================================

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
INDEX DATA FROM 8/31/02, FUND DATA FROM 9/3/02

          AIM MULTI-SECTOR FUND-   AIM MULTI-SECTOR FUND-   AIM MULTI-SECTOR FUND-                        LIPPER MULTI-CAP
 DATE         CLASS A SHARES           CLASS B SHARES           CLASS C SHARES       S&P 500 INDEX(1)   CORE FUNDS INDEX(1)

8/31/02                                                                                   $10000               $10000
   9/02           $ 9160                   $ 9687                   $ 9687                  8914                 9080
  10/02             9727                    10281                    10281                  9698                 9655
  11/02            10155                    10728                    10728                 10268                10243
  12/02             9701                    10247                    10247                  9665                 9655
   1/03             9657                    10194                    10194                  9413                 9492
   2/03             9563                    10087                    10087                  9271                 9328
   3/03             9638                    10167                    10167                  9361                 9358
   4/03            10274                    10827                    10827                 10132                10086
   5/03            11093                    11686                    11673                 10665                10768
   6/03            11143                    11733                    11727                 10801                10929
   7/03            11281                    11867                    11854                 10992                11140
   8/03            11533                    12127                    12113                 11206                11482
   9/03            11300                    11867                    11860                 11087                11330
  10/03            11917                    12507                    12500                 11714                12004
  11/03            12087                    12681                    12674                 11817                12192
  12/03            12665                    13279                    13272                 12436                12678
   1/04            12998                    13618                    13611                 12664                12976
   2/04            13246                    13867                    13867                 12840                13177
   3/04            13128                    13742                    13735                 12647                13028
   4/04            12828                    13418                    13411                 12448                12753
   5/04            12887                    13473                    13473                 12619                12906
   6/04            13245                    13839                    13832                 12864                13192
   7/04            12691                    13253                    13246                 12438                12651
   8/04            12633                    13184                    13184                 12488                12642
   9/04            13167                    13736                    13729                 12624                12912
  10/04            13422                    13991                    13992                 12816                13107
  11/04            14106                    14695                    14688                 13335                13765
  12/04            14511                    15110                    15104                 13788                14249
   1/05            14229                    14812                    14806                 13452                13924
   2/05            14898                    15499                    15495                 13735                14206
   3/05            14536                    15116                    15112                 13492                13983
   4/05            14202                    14755                    14757                 13237                13602
   5/05            14891                    15471                    15467                 13657                14159
   6/05            15226                    15805                    15801                 13677                14315
   7/05            15922                    16521                    16517                 14185                14922
   8/05            16168                    16762                    16758                 14056                14854
   9/05            16262                    16854                    16850                 14170                14987
  10/05            15895                    16457                    16461                 13933                14677
  11/05            16530                    17108                    17106                 14460                15242
  12/05            16787                    17365                    17363                 14465                15420
   1/06            17708                    18304                    18304                 14848                15993
   2/06            17388                    17964                    17963                 14888                15929
   3/06            17640                    18210                    18209                 15074                16284
   4/06            18090                    18665                    18665                 15276                16486
   5/06            17400                    17943                    17941                 14837                15915
   6/06            17393                    17928                    17926                 14856                15868
   7/06            17230                    17740                    17738                 14948                15678
   8/06            17421                    17928                    17926                 15303                16049
   9/06            17749                    18255                    18252                 15697                16393
  10/06            18185                    18696                    18694                 16208                17003
  11/06            18778                    19289                    19287                 16516                17406
  12/06            18926                    19432                    19429                 16748                17601
   1/07            19135                    19636                    19633                 17001                17984
   2/07            18878                    19357                    19354                 16669                17747
   3/07            19107                    19578                    19575                 16855                17934
   4/07            19840                    20325                    20315                 17602                18632
   5/07            20630                    21116                    21113                 18215                19329
   6/07            20380                    20846                    20843                 17913                19162
   7/07            19950                    20400                    20395                 17358                18549
   8/07            20067                    20286                    20479                 17618                18669

====================================================================================================================================
                                                                                                              SOURCE: (1)LIPPER INC.

AIM Multi-Sector Fund

==========================================   ==========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 8/31/07, including applicable          As of 6/30/07, the most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (9/3/02)                  14.97%   CLASS A SHARES
   1 Year                            8.78    Inception (9/3/02)                  15.93%
                                                1 Year                           10.75
CLASS B SHARES
Inception (9/3/02)                  15.22%   CLASS B SHARES
   1 Year                            9.26    Inception (9/3/02)                  16.22%
                                                1 Year                           11.26
CLASS C SHARES
Inception (9/3/02)                  15.44%   CLASS C SHARES
   1 Year                           13.27    Inception (9/3/02)                  16.45%
                                                1 Year                           15.27
==========================================
                                             ==========================================
THE PERFORMANCE DATA QUOTED REPRESENT PAST
PERFORMANCE AND CANNOT GUARANTEE                THE PERFORMANCE OF THE FUND'S SHARE
COMPARABLE FUTURE RESULTS; CURRENT           CLASSES WILL DIFFER PRIMARILY DUE TO
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   DIFFERENT SALES CHARGE STRUCTURES AND
VISIT AIMINVESTMENTS.COM FOR THE MOST        CLASS EXPENSES.
RECENT MONTH-END PERFORMANCE. PERFORMANCE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,       HAD THE ADVISOR NOT WAIVED FEES AND/OR
CHANGES IN NET ASSET VALUE AND THE EFFECT    REIMBURSED EXPENSES IN THE PAST,
OF THE MAXIMUM SALES CHARGE UNLESS           PERFORMANCE WOULD HAVE BEEN LOWER.
OTHERWISE STATED. INVESTMENT RETURN AND
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
MAY HAVE A GAIN OR LOSS WHEN YOU SELL
SHARES.

   THE TOTAL ANNUAL FUND OPERATING EXPENSE
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE OF THIS REPORT
FOR CLASS A, CLASS B AND CLASS C SHARES
WAS 1.30%, 2.05% AND 2.05%, RESPECTIVELY.
THE EXPENSE RATIOS PRESENTED ABOVE MAY
VARY FROM THE EXPENSE RATIOS PRESENTED IN
OTHER SECTIONS OF THIS REPORT THAT ARE
BASED ON EXPENSES INCURRED DURING THE
PERIOD COVERED BY THIS REPORT.

   CLASS A SHARE PERFORMANCE REFLECTS THE
MAXIMUM 5.50% SALES CHARGE, AND CLASS B
AND CLASS C SHARE PERFORMANCE REFLECTS THE
APPLICABLE CONTINGENT DEFERRED SALES
CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
CDSC ON CLASS B SHARES DECLINES FROM 5%
BEGINNING AT THE TIME OF PURCHASE TO 0% AT
THE BEGINNING OF THE SEVENTH YEAR. THE                                                    ==========================================
CDSC ON CLASS C SHARES IS 1% FOR THE FIRST                                                FOR A DISCUSSION OF THE RISKS OF INVESTING
YEAR AFTER PURCHASE.                                                                      IN YOUR FUND AND INDEXES USED IN THIS
                                                                                          REPORT, PLEASE TURN THE PAGE.
                                                                                          ==========================================

AIM Multi-Sector Fund

AIM MULTI-SECTOR FUND'S INVESTMENT OBJECTIVE IS CAPITAL GROWTH.

o  Unless otherwise stated, information presented in this report is as of August 31, 2007, and is based on total net assets.

o  Unless otherwise noted, all data in this report are from A I M Management Group Inc.

About share classes                             advances and technological innovations,      rapid obsolescence, which may lower the
                                                which can cause Fund shares to rise and      value of the securities of the
o  Class B shares are not available as an       fall more than the value of shares of a      companies in this sector.
   investment for retirement plans              fund that invests more broadly.
   maintained pursuant to Section 401 of                                                  o  Start-up companies or earlier stage
   the Internal Revenue Code, including      o  The Fund's investments in different,         companies, such as venture capital
   401(k) plans, money purchase pension         independently managed sectors creates        companies, generally have limited
   plans and profit sharing plans. Plans        allocation risk, which is the risk that      operating histories, no present market
   that had existing accounts invested in       the allocation of investments among the      for their technologies or products and
   Class B shares prior to September 30,        sectors may have a more significant          no history of earnings or financial
   2003, will continue to be allowed to         effect on the Fund's net asset value         services.
   make additional purchases.                   when one of the sectors is performing
                                                more poorly than the other(s). Active     o  The businesses in which the Fund
PRINCIPAL RISKS OF INVESTING IN THE FUND        rebalancing of the Fund among the            invests may be adversely affected by
                                                sectors may result in increased              foreign government, federal or state
o  The businesses in which the Fund             transaction costs.                           regulations on energy production,
   invests may be adversely affected by                                                      distribution and sale. Short-term
   foreign government, federal or state      o  The leisure sector depends on consumer       fluctuations in commodity prices may
   regulations on energy production,            discretionary spending, which generally      influence Fund returns and increase
   distribution and sale. Short-term            falls during economic downturns.             price fluctuations of the Fund's
   fluctuations in commodity prices may                                                      shares.
   influence Fund returns and increase       o  There is no guarantee that the
   price fluctuations of the Fund's             investment techniques and risk analyses   o  The Fund's investments in different,
   shares.                                      used by the Fund's portfolio managers        independently managed sectors creates
                                                will produce the desired results.            allocation risk, which is the risk that
o  Prices of equity securities change in                                                     the allocation of investments among the
   response to many factors including the    o  Small-and mid-capitalization companies       sectors may have a more significant
   historical and prospective earnings of       tend to be more vulnerable to adverse        effect on the Fund's net asset value
   the issuer, the value of its assets,         developments and more volatile than          when one of the sectors is performing
   general economic conditions, interest        larger companies. Investments in these       more poorly than the other(s). Active
   rates, investor perceptions and market       sized companies may involve special          rebalancing of the Fund among the
   liquidity.                                   risks, including those associated with       sectors may result in increased
                                                dependence on a small management group,      transaction costs.
o  The financial services sector is             little or no operating history, little
   subject to extensive government              or no track record of success, limited    o  Foreign securities have additional
   regulation, which may change                 product lines, less publicly available       risks, including exchange rate changes,
   frequently. The profitability of             information, illiquidity, restricted         political and economic upheaval, the
   businesses in this sector depends            resale or less frequent trading.             relative lack of information,
   heavily on the availability and cost of                                                   relatively low market liquidity, and
   money and may fluctuate significantly     o  The prices of securities held by the         the potential lack of strict financial
   in response to changes to interest           Fund may decline in response to market       and accounting controls and standards.
   rates and general economic conditions.       risks.
                                                                                          ABOUT INDEXES USED IN THIS REPORT
o  The value of the Fund's shares is         o  The Fund's investments are concentrated
   particularly vulnerable to factors           in a comparatively narrow segment of      o  The S&P 500--REGISTERED TRADEMARK--
   affecting the health care industry,          the economy. Consequently, the Fund may      INDEX is a market
   such as substantial government               tend to be more volatile than other          capitalization-weighted index covering
   regulation that may impact the demand        mutual funds, and the value of the           all major areas of the U.S. economy. It
   for products and services offered by         Fund's investments may tend to rise and      is not the 500 largest companies, but
   health care companies. Also, the             fall more rapidly.                           rather the most widely held 500
   products and services offered by health                                                   companies chosen with respect to market
   care companies may be subject to rapid    o  Many of the products and services            size, liquidity, and their industry.
   obsolescence caused by scientific            offered in technology-related
                                                industries are subject to                 o  The LIPPER MULTI-CAP CORE FUNDS INDEX
                                                                                             is an equally weighted representation
=======================================================================================      of the largest funds in the Lipper
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,        Multi-Cap Core
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Continued on page 6
=======================================================================================
                                                                                          ==========================================
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE                                         FUND NASDAQ SYMBOLS

AIMINVESTMENTS.COM                                                                        Class A Shares                       IAMSX
                                                                                          Class B Shares                       IBMSX
                                                                                          Class C Shares                       ICMSX
                                                                                          ==========================================

AIM Multi-Sector Fund

SCHEDULE OF INVESTMENTS(A)

August 31, 2007


                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-85.34%

ADVERTISING-1.95%

Omnicom Group Inc.                                327,889   $ 16,699,387
========================================================================

APPAREL RETAIL-0.95%

Abercrombie & Fitch Co.-Class A                   103,757      8,165,676
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.67%

Polo Ralph Lauren Corp.                            75,761      5,722,986
========================================================================

APPLICATION SOFTWARE-2.11%

Adobe Systems Inc.(b)                             240,018     10,260,769
------------------------------------------------------------------------
Amdocs Ltd.(b)                                    220,025      7,766,883
========================================================================
                                                              18,027,652
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.84%

Bank of New York Mellon Corp. (The)               158,679      6,415,392
------------------------------------------------------------------------
Federated Investors, Inc.-Class B                 163,547      5,742,135
------------------------------------------------------------------------
State Street Corp.                                 57,600      3,534,336
========================================================================
                                                              15,691,863
========================================================================

BIOTECHNOLOGY-4.23%

Acadia Pharmaceuticals Inc.(b)(c)                 159,214      2,291,089
------------------------------------------------------------------------
Amgen Inc.(b)                                     128,440      6,436,128
------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(b)(c)                177,404      3,810,638
------------------------------------------------------------------------
Celgene Corp.(b)                                  109,051      7,002,165
------------------------------------------------------------------------
Genzyme Corp.(b)                                   76,185      4,754,706
------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                          163,384      5,942,276
------------------------------------------------------------------------
United Therapeutics Corp.(b)                       86,565      5,928,837
========================================================================
                                                              36,165,839
========================================================================

BROADCASTING & CABLE TV-2.07%

Cablevision Systems Corp.-Class A(b)              237,963      7,983,659
------------------------------------------------------------------------
Citadel Broadcasting Corp.                              1              2
------------------------------------------------------------------------
Comcast Corp.-Class A(b)                          372,048      9,706,732
========================================================================
                                                              17,690,393
========================================================================

CASINOS & GAMING-2.25%

Harrah's Entertainment, Inc.                      145,680     12,494,974
------------------------------------------------------------------------
MGM Mirage(b)                                      80,797      6,784,524
========================================================================
                                                              19,279,498
========================================================================

COMMUNICATIONS EQUIPMENT-2.06%

Cisco Systems, Inc.(b)                            355,031     11,332,590
------------------------------------------------------------------------
F5 Networks, Inc.(b)                              178,756      6,251,097
========================================================================
                                                              17,583,687
========================================================================

COMPUTER HARDWARE-2.66%

Apple Inc.(b)                                     101,174     14,010,575
------------------------------------------------------------------------
Hewlett-Packard Co.                               176,868      8,728,436
========================================================================
                                                              22,739,011
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


COMPUTER STORAGE & PERIPHERALS-1.71%

EMC Corp.(b)                                      504,804   $  9,924,447
------------------------------------------------------------------------
Network Appliance, Inc.(b)                        168,321      4,689,423
========================================================================
                                                              14,613,870
========================================================================

CONSUMER FINANCE-1.07%

Capital One Financial Corp.                       141,014      9,117,965
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.96%

VeriFone Holdings, Inc.(b)(c)                     223,223      8,250,322
========================================================================

DIVERSIFIED BANKS-1.11%

U.S. Bancorp                                      133,893      4,331,439
------------------------------------------------------------------------
Wachovia Corp.                                    106,086      5,196,092
========================================================================
                                                               9,527,531
========================================================================

FOOTWEAR-1.38%

Crocs, Inc.(b)                                    199,958     11,805,520
========================================================================

GAS UTILITIES-1.11%

Questar Corp.                                     190,000      9,494,300
========================================================================

HEALTH CARE EQUIPMENT-1.81%

Medtronic, Inc.                                   149,906      7,921,033
------------------------------------------------------------------------
Respironics, Inc.(b)                              159,119      7,547,014
========================================================================
                                                              15,468,047
========================================================================

HEALTH CARE SERVICES-1.65%

DaVita, Inc.(b)                                   120,160      6,911,603
------------------------------------------------------------------------
Express Scripts, Inc.(b)                          131,190      7,182,653
========================================================================
                                                              14,094,256
========================================================================

HEALTH CARE TECHNOLOGY-0.52%

Vital Images, Inc.(b)(c)                          240,571      4,460,186
========================================================================

HOME IMPROVEMENT RETAIL-0.67%

Home Depot, Inc. (The)                            149,555      5,729,452
========================================================================

HOTELS, RESORTS & CRUISE LINES-3.73%

Carnival Corp.(c)(d)                              139,330      6,352,055
------------------------------------------------------------------------
Hilton Hotels Corp.                               213,331      9,802,560
------------------------------------------------------------------------
Marriott International, Inc.-Class A              136,220      6,050,892
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         159,002      9,718,202
========================================================================
                                                              31,923,709
========================================================================

INSURANCE BROKERS-1.93%

Aon Corp.                                         116,800      5,059,776
------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                       258,087      6,878,019
------------------------------------------------------------------------
National Financial Partners Corp.(c)               93,708      4,581,384
========================================================================
                                                              16,519,179
========================================================================

AIM Multi-Sector Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

INTEGRATED OIL & GAS-4.42%

Exxon Mobil Corp.                                  80,000   $  6,858,400
------------------------------------------------------------------------
Hess Corp.                                        160,000      9,819,200
------------------------------------------------------------------------
Murphy Oil Corp.                                  160,000      9,750,400
------------------------------------------------------------------------
Occidental Petroleum Corp.                        200,000     11,338,000
========================================================================
                                                              37,766,000
========================================================================

INTERNET SOFTWARE & SERVICES-1.87%

Digital River, Inc.(b)(c)                         149,027      6,908,892
------------------------------------------------------------------------
Google Inc.-Class A(b)                             17,544      9,039,546
========================================================================
                                                              15,948,438
========================================================================

INVESTMENT BANKING & BROKERAGE-1.26%

Merrill Lynch & Co., Inc.                          79,100      5,829,670
------------------------------------------------------------------------
Morgan Stanley                                     79,600      4,964,652
========================================================================
                                                              10,794,322
========================================================================

IT CONSULTING & OTHER SERVICES-1.37%

Accenture Ltd.-Class A                            284,288     11,715,508
========================================================================

LIFE & HEALTH INSURANCE-0.57%

StanCorp Financial Group, Inc.                    102,584      4,831,706
========================================================================

LIFE SCIENCES TOOLS & SERVICES-3.78%

Applera Corp.-Applied Biosystems Group            210,487      6,653,494
------------------------------------------------------------------------
Invitrogen Corp.(b)                                83,517      6,505,974
------------------------------------------------------------------------
Millipore Corp.(b)(c)                             103,949      7,243,167
------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.          223,541      7,830,641
------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(b)                  74,904      4,062,044
========================================================================
                                                              32,295,320
========================================================================

MANAGED HEALTH CARE-0.71%

UnitedHealth Group Inc.                           122,220      6,112,222
========================================================================

MOVIES & ENTERTAINMENT-3.36%

News Corp.-Class A                                719,969     14,564,973
------------------------------------------------------------------------
Time Warner Inc.                                  342,350      6,497,803
------------------------------------------------------------------------
Walt Disney Co. (The)                             227,377      7,639,867
========================================================================
                                                              28,702,643
========================================================================

MULTI-LINE INSURANCE-0.48%

Hartford Financial Services Group, Inc. (The)      45,900      4,080,969
========================================================================

OIL & GAS DRILLING-0.82%

Hercules Offshore, Inc.(b)                        275,000      6,996,000
========================================================================

OIL & GAS EQUIPMENT & SERVICES-6.03%

Baker Hughes Inc.                                 123,000     10,314,780
------------------------------------------------------------------------
Cameron International Corp.(b)(c)                 120,000      9,812,400
------------------------------------------------------------------------
Grant Prideco, Inc.(b)                            180,000      9,954,000
------------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                     90,000     11,520,000
------------------------------------------------------------------------
Weatherford International Ltd.(b)                 170,000      9,924,600
========================================================================
                                                              51,525,780
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


OIL & GAS EXPLORATION & PRODUCTION-4.96%

Apache Corp.                                      115,000   $  8,898,700
------------------------------------------------------------------------
Bill Barrett Corp.(b)                             275,000      9,691,000
------------------------------------------------------------------------
Devon Energy Corp.                                 85,000      6,401,350
------------------------------------------------------------------------
Plains Exploration & Production Co.(b)            250,000      9,382,500
------------------------------------------------------------------------
Southwestern Energy Co.(b)                        215,000      7,995,850
========================================================================
                                                              42,369,400
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.87%

Williams Cos., Inc. (The)                         240,000      7,440,000
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.80%

Bank of America Corp.                              77,482      3,926,788
------------------------------------------------------------------------
Citigroup Inc.                                    252,669     11,845,123
------------------------------------------------------------------------
JPMorgan Chase & Co.                              183,776      8,181,707
========================================================================
                                                              23,953,618
========================================================================

PHARMACEUTICALS-1.00%

Johnson & Johnson                                  70,308      4,344,331
------------------------------------------------------------------------
Wyeth                                              90,812      4,204,596
========================================================================
                                                               8,548,927
========================================================================

PROPERTY & CASUALTY INSURANCE-1.40%

ACE Ltd.                                           99,000      5,718,240
------------------------------------------------------------------------
MBIA Inc.                                         103,832      6,229,920
========================================================================
                                                              11,948,160
========================================================================

REGIONAL BANKS-1.57%

Fifth Third Bancorp                               186,466      6,654,972
------------------------------------------------------------------------
Popular, Inc.(c)                                  282,500      3,486,050
------------------------------------------------------------------------
SunTrust Banks, Inc.                               41,900      3,299,625
========================================================================
                                                              13,440,647
========================================================================

SEMICONDUCTORS-4.23%

Broadcom Corp.-Class A(b)                         193,441      6,673,715
------------------------------------------------------------------------
Integrated Device Technology, Inc.(b)             409,120      6,398,637
------------------------------------------------------------------------
Intersil Corp.-Class A                            261,491      8,712,880
------------------------------------------------------------------------
National Semiconductor Corp.                      266,015      7,001,515
------------------------------------------------------------------------
Texas Instruments Inc.                            215,806      7,389,197
========================================================================
                                                              36,175,944
========================================================================

SPECIALIZED CONSUMER SERVICES-0.71%

H&R Block, Inc.                                   307,633      6,103,439
========================================================================

SPECIALTY STORES-0.67%

PetSmart, Inc.                                    166,354      5,772,484
========================================================================

SYSTEMS SOFTWARE-0.78%

Microsoft Corp.                                   231,109      6,639,762
========================================================================

AIM Multi-Sector Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-2.56%

Fannie Mae                                        175,500   $ 11,514,555
------------------------------------------------------------------------
Freddie Mac                                        57,700      3,554,897
------------------------------------------------------------------------
Hudson City Bancorp, Inc.                         481,275      6,843,730
========================================================================
                                                              21,913,182
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.68%

American Tower Corp.-Class A(b)                   146,968      5,822,872
========================================================================
    Total Domestic Common Stocks (Cost
      $633,995,562)                                          729,667,672
========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-10.13%

BRAZIL-1.72%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                        71,160      4,810,416
------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                          160,000      9,894,400
========================================================================
                                                              14,704,816
========================================================================

CANADA-0.72%

MDS Inc. (Life Sciences Tools & Services)         317,550      6,211,791
========================================================================

FRANCE-2.28%

Accor S.A. (Hotels, Resorts & Cruise
  Lines)(e)                                        73,455      6,327,361
------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)              101,844      4,170,512
========================================================================
Total S.A.-ADR (Integrated Oil & Gas)             120,000      9,010,800
========================================================================
                                                              19,508,673
========================================================================

MEXICO-0.71%

America Movil S.A.B. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           100,147      6,054,888
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


SWITZERLAND-2.57%

Novartis A.G.-ADR (Pharmaceuticals)               131,247   $  6,910,155
------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(e)            40,692      7,082,156
------------------------------------------------------------------------
STMicroelectronics N.V.-New York Shares
  (Semiconductors)                                457,733      7,969,131
========================================================================
                                                              21,961,442
========================================================================

UNITED KINGDOM-2.13%

WPP Group PLC (Advertising)(e)                    433,465      6,175,453
------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Equipment)(e)     486,392      5,741,374
------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)                294,327      6,285,743
========================================================================
                                                              18,202,570
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $78,889,352)                     86,644,180
========================================================================

MONEY MARKET FUNDS-4.07%

Liquid Assets Portfolio-Institutional
  Class(f)                                     17,412,231     17,412,231
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)       17,412,232     17,412,232
========================================================================
    Total Money Market Funds (Cost
      $34,824,463)                                            34,824,463
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.54% (Cost
  $747,709,377)                                              851,136,315
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-2.41%

Liquid Assets Portfolio-Institutional
  Class(f)(g)(Cost $20,497,360)                20,497,360     20,497,360
========================================================================
TOTAL INVESTMENTS-101.95% (Cost $768,206,737)                871,633,675
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.95)%                        (16,618,901)
========================================================================
NET ASSETS-100.00%                                          $855,014,774
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b)  Non-income producing security.
(c)  All or a portion of this security was out on loan at August 31, 2007.
(d)  Each unit represents one common share and one trust share.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at August 31, 2007 was $25,326,344, which represented 2.96% of the Fund's Net Assets. See Note 1A.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Multi-Sector Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

ASSETS:

Investments, at value (Cost $712,884,914)*     $816,311,852
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $55,321,823)                             55,321,823
===========================================================
    Total investments (Cost $768,206,737)       871,633,675
===========================================================
Foreign currencies, at value (Cost $62,265)          62,520
-----------------------------------------------------------
Receivables for:
  Investments sold                                3,835,625
-----------------------------------------------------------
  Fund shares sold                                1,236,714
-----------------------------------------------------------
  Dividends                                         766,832
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               15,659
-----------------------------------------------------------
Other assets                                         55,213
===========================================================
    Total assets                                877,606,238
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          1,495,489
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 30,264
-----------------------------------------------------------
  Collateral upon return of securities loaned    20,497,360
-----------------------------------------------------------
Accrued distribution fees                           258,792
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,833
-----------------------------------------------------------
Accrued transfer agent fees                         214,184
-----------------------------------------------------------
Accrued operating expenses                           91,542
===========================================================
    Total liabilities                            22,591,464
===========================================================
Net assets applicable to shares outstanding    $855,014,774
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $726,718,242
-----------------------------------------------------------
Undistributed net investment income (loss)          (25,370)
-----------------------------------------------------------
Undistributed net realized gain                  24,893,420
-----------------------------------------------------------
Unrealized appreciation                         103,428,482
===========================================================
                                               $855,014,774
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $508,895,334
___________________________________________________________
===========================================================
Class B                                        $ 87,468,771
___________________________________________________________
===========================================================
Class C                                        $ 94,759,829
___________________________________________________________
===========================================================
Institutional Class                            $163,890,840
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          17,592,097
___________________________________________________________
===========================================================
Class B                                           3,126,879
___________________________________________________________
===========================================================
Class C                                           3,389,096
___________________________________________________________
===========================================================
Institutional Class                               5,584,378
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      28.93
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $28.93 divided by
    94.50%)                                    $      30.61
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      27.97
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      27.96
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      29.35
___________________________________________________________
===========================================================

* At August 31, 2007, securities with an aggregate value of $20,276,323 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Multi-Sector Fund

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $221,067)      $ 5,935,425
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $23,882)                         1,933,356
=========================================================================
    Total investment income                                     7,868,781
=========================================================================

EXPENSES:

Advisory fees                                                   5,367,461
-------------------------------------------------------------------------
Administrative services fees                                      198,326
-------------------------------------------------------------------------
Custodian fees                                                     61,556
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                       1,082,353
-------------------------------------------------------------------------
  Class B                                                         854,138
-------------------------------------------------------------------------
  Class C                                                         855,585
-------------------------------------------------------------------------
Transfer agent fees -- A, B and C                               1,267,619
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                3,192
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          36,080
-------------------------------------------------------------------------
Other                                                             402,959
=========================================================================
    Total expenses                                             10,129,269
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                 (524,804)
=========================================================================
    Net expenses                                                9,604,465
=========================================================================
Net investment income (loss)                                   (1,735,684)
=========================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from:
  Investment securities                                        30,436,170
-------------------------------------------------------------------------
  Foreign currencies                                               52,279
=========================================================================
                                                               30,488,449
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        64,126,464
-------------------------------------------------------------------------
  Foreign currencies                                                  216
=========================================================================
                                                               64,126,680
=========================================================================
Net realized and unrealized gain                               94,615,129
=========================================================================
Net increase in net assets resulting from operations          $92,879,445
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Multi-Sector Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and 2006

                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,735,684)   $  2,145,456
------------------------------------------------------------------------------------------
  Net realized gain                                             30,488,449       7,643,162
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         64,126,680      10,826,801
==========================================================================================
    Net increase in net assets resulting from operations        92,879,445      20,615,419
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,695,277)             --
------------------------------------------------------------------------------------------
  Class B                                                          (55,140)             --
------------------------------------------------------------------------------------------
  Class C                                                          (52,629)             --
------------------------------------------------------------------------------------------
  Institutional Class                                             (656,187)             --
==========================================================================================
    Total distributions from net investment income              (2,459,233)             --
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (4,621,137)     (3,186,127)
------------------------------------------------------------------------------------------
  Class B                                                       (1,009,431)       (821,953)
------------------------------------------------------------------------------------------
  Class C                                                         (963,469)       (845,546)
------------------------------------------------------------------------------------------
  Institutional Class                                           (1,192,461)     (1,117,667)
==========================================================================================
    Total distributions from net realized gains                 (7,786,498)     (5,971,293)
==========================================================================================
    Decrease in net assets resulting from distributions        (10,245,731)     (5,971,293)
==========================================================================================
Share transactions-net:
  Class A                                                      149,253,465     203,974,385
------------------------------------------------------------------------------------------
  Class B                                                        3,527,478      47,352,800
------------------------------------------------------------------------------------------
  Class C                                                       15,542,400      37,876,401
------------------------------------------------------------------------------------------
  Institutional Class                                           61,816,728      38,110,541
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              230,140,071     327,314,127
==========================================================================================
    Net increase in net assets                                 312,773,785     341,958,253
==========================================================================================

NET ASSETS:

  Beginning of year                                            542,240,989     200,282,736
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(25,370) and $1,509,552, respectively)         $855,014,774    $542,240,989
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Multi-Sector Fund

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Multi-Sector Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is capital growth.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Multi-Sector Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized

AIM Multi-Sector Fund

     appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. PUT OPTIONS PURCHASED -- The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

L. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.75% of the Fund's average daily net assets.

    Effective July 1, 2007, the Trustees approved a reduced contractual advisory fee schedule for the Fund. Prior to July 1, 2007 AIM had contractually waived advisory fees to the same reduced advisory fee schedule. Under the terms of the investment advisory agreement, the Fund will pay an advisory fee to AIM based on the following annual rates of the Fund's average daily net assets:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Effective July 1, 2007, AIM has contractually agreed through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended August 31, 2007, AIM waived advisory fees of $477,344.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2007, INVESCO reimbursed expenses of the Fund in the amount of $1,644.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of

AIM Multi-Sector Fund

the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended August 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2007, ADI advised the Fund that it retained $227,761 in front-end sales commissions from the sale of Class A shares and $9,492, $94,202 and $16,219 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended August 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               08/31/06          AT COST          FROM SALES         08/31/07         INCOME
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $13,412,206      $184,172,236      $(180,172,211)     $17,412,231     $  958,178
--------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            13,412,206       184,172,236       (180,172,210)      17,412,232        951,296
==================================================================================================
  Subtotal        $26,824,412      $368,344,472      $(360,344,421)     $34,824,463     $1,909,474
==================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE         DIVIDEND
FUND               08/31/06          AT COST          FROM SALES         08/31/07        INCOME*
--------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $        --      $189,104,469      $(168,607,109)     $20,497,360     $   23,882
==================================================================================================
  Total
    Investments
    in
    Affiliates    $26,824,412      $557,448,941      $(528,951,530)     $55,321,823     $1,933,356
__________________________________________________________________________________________________
==================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2007, the Fund engaged in securities purchases of $7,610,904.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended August 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $45,816.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who

AIM Multi-Sector Fund

also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2007, the Fund paid legal fees of $7,354 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended August 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At August 31, 2007, securities with an aggregate value of $20,276,323 were on loan to brokers. The loans were secured by cash collateral of $20,497,360 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended August 31, 2007, the Fund received dividends on cash collateral investments of $23,882 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years August 31, 2007 and 2006 was as follows:

                                                                 2007           2006
---------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $ 4,759,869    $4,352,572
---------------------------------------------------------------------------------------
Long-term capital gain                                          5,485,862     1,618,721
=======================================================================================
  Total distributions                                         $10,245,731    $5,971,293
_______________________________________________________________________________________
=======================================================================================

AIM Multi-Sector Fund


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  5,463,433
----------------------------------------------------------------------------
Undistributed long-term gain                                      19,983,992
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                       102,874,477
----------------------------------------------------------------------------
Temporary book/tax differences                                       (25,370)
----------------------------------------------------------------------------
Shares of beneficial interest                                    726,718,242
============================================================================
  Total net assets                                              $855,014,774
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales. The tax-basis net unrealized appreciation on investments amount includes appreciation on foreign currencies of $1,543.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of August 31, 2007.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2007 was $514,882,464 and $307,457,920, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $121,262,874
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (18,389,940)
==============================================================================
Net unrealized appreciation of investment securities             $102,872,934
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $768,760,741.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, net operating losses and certain passive foreign investment companies, on August 31, 2007, undistributed net investment income (loss) was increased by $2,659,995, undistributed net realized gain was decreased by $2,479,997 and shares of beneficial interest decreased by $179,998. This reclassification had no effect on the net assets of the Fund.

AIM Multi-Sector Fund

NOTE 12--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED                     YEAR ENDED
                                                                  AUGUST 31, 2007(a)              AUGUST 31, 2006
                                                              ---------------------------    --------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      8,857,649    $ 246,329,341    10,296,828    $259,682,290
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        945,270       25,228,289     2,363,470      58,008,950
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,173,932       31,617,738     1,874,620      46,076,992
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          2,336,012       65,700,462     1,550,202      39,426,481
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        214,975        5,918,251       121,050       3,010,501
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                         36,506          976,912        31,284         759,565
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         35,743          956,140        32,770         795,338
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             66,387        1,848,212        44,564       1,117,667
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        192,233        5,408,042       106,333       2,692,879
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (198,289)      (5,408,042)     (109,249)     (2,692,879)
=======================================================================================================================
Reacquired:
  Class A                                                     (3,874,344)    (108,402,169)   (2,450,588)    (61,411,285)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (641,576)     (17,269,681)     (355,856)     (8,722,836)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (629,576)     (17,031,478)     (366,892)     (8,995,929)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (191,475)      (5,731,946)      (96,663)     (2,433,607)
=======================================================================================================================
                                                               8,323,447    $ 230,140,071    13,041,873    $327,314,127
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 31% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

       In addition, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

AIM Multi-Sector Fund


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                                                SEPTEMBER 3, 2002
                                                                                                                  (COMMENCEMENT
                                                                      YEAR ENDED AUGUST 31,                         DATE) TO
                                                      ------------------------------------------------------       AUGUST 31,
                                                        2007           2006          2005             2004            2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  25.53       $  24.16       $ 19.37          $ 18.32         $ 15.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.04)(a)       0.17(a)      (0.05)(a)(b)     (0.12)          (0.13)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                           3.88           1.69          5.40             1.84            3.45
=================================================================================================================================
    Total from investment operations                      3.84           1.86          5.35             1.72            3.32
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.12)            --            --               --              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                  (0.32)         (0.49)        (0.56)           (0.67)             --
=================================================================================================================================
    Total distributions                                  (0.44)         (0.49)        (0.56)           (0.67)             --
=================================================================================================================================
Net asset value, end of period                        $  28.93       $  25.53       $ 24.16          $ 19.37         $ 18.32
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                          15.13%          7.74%        28.01%            9.47%          22.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $508,895       $311,492       $99,721          $38,578         $25,935
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements          1.23%(d)       1.30%         1.53%            1.85%           1.97%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements       1.29%(d)       1.37%         1.59%            1.88%           1.97%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (0.15)%(d)      0.67%        (0.25)%(b)       (0.73)%         (0.85)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                  44%            66%           63%             161%            115%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.30)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $432,941,298.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Multi-Sector Fund

                                                                                         CLASS B
                                                        -------------------------------------------------------------------------
                                                                                                                SEPTEMBER 3, 2002
                                                                                                                  (COMMENCEMENT
                                                                       YEAR ENDED AUGUST 31,                        DATE) TO
                                                        ----------------------------------------------------       AUGUST 31,
                                                         2007          2006          2005             2004            2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 24.79       $ 23.64       $ 19.09          $ 18.19         $15.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.24)(a)     (0.02)(a)     (0.20)(a)(b)     (0.24)         (0.07)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                            3.76          1.66          5.31             1.81           3.26
=================================================================================================================================
    Total from investment operations                       3.52          1.64          5.11             1.57           3.19
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.02)           --            --               --             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.32)        (0.49)        (0.56)           (0.67)            --
=================================================================================================================================
    Total distributions                                   (0.34)        (0.49)        (0.56)           (0.67)            --
=================================================================================================================================
Net asset value, end of period                          $ 27.97       $ 24.79       $ 23.64          $ 19.09         $18.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           14.26%         6.97%        27.15%            8.70%         21.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $87,469       $73,997       $24,953          $11,233         $8,278
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.98%(d)      2.05%         2.20%            2.56%          2.76(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.04%(d)      2.12%         2.26%            2.59%          2.85(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.90)%(d)    (0.08)%       (0.92)%(b)       (1.44)%        (1.63)(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   44%           66%           63%             161%           115%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $85,413,797.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Multi-Sector Fund

                                                                                         CLASS C
                                                        -------------------------------------------------------------------------
                                                                                                                SEPTEMBER 3, 2002
                                                                                                                  (COMMENCEMENT
                                                                       YEAR ENDED AUGUST 31,                        DATE) TO
                                                        ----------------------------------------------------       AUGUST 31,
                                                         2007          2006          2005             2004            2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 24.78       $ 23.63       $ 19.09          $ 18.17         $ 15.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.24)(a)     (0.02)(a)     (0.20)(a)(b)     (0.22)          (0.04)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                            3.76          1.66          5.30             1.81            3.21
=================================================================================================================================
    Total from investment operations                       3.52          1.64          5.10             1.59            3.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.02)           --            --               --              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.32)        (0.49)        (0.56)           (0.67)             --
=================================================================================================================================
    Total distributions                                   (0.34)        (0.49)        (0.56)           (0.67)             --
=================================================================================================================================
Net asset value, end of period                          $ 27.96       $ 24.78       $ 23.63          $ 19.09         $ 18.17
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                           14.27%         6.97%        27.10%            8.82%          21.13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $94,760       $69,604       $29,981          $16,424         $10,302
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.98%(d)      2.05%         2.20%            2.52%           2.76%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements        2.04%(d)      2.12%         2.26%            2.56%           2.84%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (0.90)%(d)    (0.08)%       (0.92)%(b)       (1.40)%         (1.64)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   44%           66%           63%             161%            115%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.21) and (0.97)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $85,558,504.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Multi-Sector Fund

                                                                                  INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                                             MAY 3, 2004
                                                                                                            (COMMENCEMENT
                                                                     YEAR ENDED AUGUST 31,                    DATE) TO
                                                              ------------------------------------           AUGUST 31,
                                                                2007          2006          2005                2004
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  25.83       $ 24.33       $ 19.41             $19.94
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.09(a)       0.29(a)       0.06(a)(b)        (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.93          1.70          5.42              (0.52)
=========================================================================================================================
    Total from investment operations                              4.02          1.99          5.48              (0.53)
=========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.18)           --            --                 --
-------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.32)        (0.49)        (0.56)                --
=========================================================================================================================
    Total distributions                                          (0.50)        (0.49)        (0.56)                --
=========================================================================================================================
Net asset value, end of period                                $  29.35       $ 25.83       $ 24.33             $19.41
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                  15.67%         8.23%        28.64%             (2.66)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $163,891       $87,147       $45,628             $7,023
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.77%(d)      0.83%         1.02%              1.28%(e)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.83%(d)      0.90%         1.08%              1.28%(e)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.31%(d)      1.14%         0.26%(b)          (0.16)%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(f)                                          44%           66%           63%               161%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.05 and 0.21%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $127,939,530.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial

AIM Multi-Sector Fund
purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Multi-Sector Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Multi-Sector Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Multi-Sector Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

AIM Multi-Sector Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period March 1, 2007, through         of return of 5% per year before expenses,    addition, if these transaction costs were
August 31, 2007.                             which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (3/01/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,062.40               $6.29        $1,019.11             $6.16             1.21%
   B                1,000.00               1,058.30               10.17         1,015.32              9.96             1.96
   C                1,000.00               1,058.30               10.17         1,015.32              9.96             1.96

(1) The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August 31,
    2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 8/31/07

AIM MULTI-SECTOR FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                             For periods ended 8/31/07                    NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      Inception (5/3/04)                  14.46%   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview        1 Year                           15.62    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional                                                 INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      AVERAGE ANNUAL TOTAL RETURNS                 FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   For periods ended 6/30/07, most              MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         recent calendar quarter-end                  ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             Inception (5/3/04)                  15.85%   PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                1 Year                           17.71    MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET        HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             ASSET VALUE (NAV). PERFORMANCE OF            REIMBURSED EXPENSES IN THE PAST,
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER       PERFORMANCE WOULD HAVE BEEN LOWER.
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

==========================================
NASDAQ SYMBOL                        IIMSX
==========================================

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                [AIM INVESTMENTS LOGO]
AIMINVESTMENTS.COM   I-MSE-INS-1   A I M Distributors, Inc.   --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the        The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account    actual ending account balance or expenses
ongoing costs, including management fees     value divided by $1,000 = 8.6), then         you paid for the period. You may use this
and other Fund expenses. This example is     multiply the result by the number in the     information to compare the ongoing costs
intended to help you understand your         table under the heading entitled "Actual     of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical
ongoing costs of investing in other mutual   during this period.                          examples that appear in the shareholder
funds. The example is based on an                                                         reports of the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period March 1, 2007, through                                                      the table are meant to highlight your
August 31, 2007.                             The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the           comparing ongoing costs only, and will not
                                             Fund's actual expense ratio and an assumed   help you determine the relative total
The table below provides information about   rate of return of 5% per year before         costs of owning different funds.
actual account values and actual expenses.   expenses, which is not the Fund's actual
You may use the information in this          return.
table, together with the amount you
invested, to esti-

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (3/1/07)              (8/31/07)(1)           PERIOD(2)     (8/31/07)            PERIOD(2)           RATIO
Institutional      $1,000.00              $1,064.90               $3.96      $1,021.37               $3.87             0.76%

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   I-MSE-INS-1   A I M Distributors, Inc.

AIM Multi-Sector Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     Committee considers each Sub-Committee's     sory fees, expense limitations and/or fee
Counselor Series Trust is required under     recommendations and makes its own            waivers.
the Investment Company Act of 1940 to        recommendations regarding the performance,
approve annually the renewal of the AIM      fees and expenses of the AIM Funds to the    A. NATURE, EXTENT AND QUALITY OF SERVICES
Multi-Sector Fund (the Fund) investment      full Board. Moreover, the Investments           PROVIDED BY AIM
advisory agreement with A I M Advisors,      Committee considers each SubCommittee's
Inc. (AIM). During contract renewal          recommendations in making its annual         The Board reviewed the advisory services
meetings held on June 25-27, 2007, the       recommendation to the Board whether to       provided to the Fund by AIM under the
Board as a whole and the disinterested or    approve the continuance of each AIM Fund's   Fund's advisory agreement, the
"independent" Trustees, voting separately,   investment advisory agreement and            performance of AIM in providing these
approved the continuance of the Fund's       sub-advisory agreement, if applicable        services, and the credentials and
investment advisory agreement for another    (advisory agreements), for another year.     experience of the officers and employees
year, effective July 1, 2007. In doing so,                                                of AIM who provide these services. The
the Board determined that the Fund's           The independent Trustees, as mentioned     Board's review of the qualifications of
advisory agreement is in the best            above, are assisted in their annual          AIM to provide these services included the
interests of the Fund and its shareholders   evaluation of the advisory agreements by     Board's consideration of AIM's portfolio
and that the compensation to AIM under the   the independent Senior Officer. One          and product review process, various back
Fund's advisory agreement is fair and        responsibility of the Senior Officer is to   office support functions provided by AIM,
reasonable.                                  manage the process by which the AIM Funds'   and AIM's equity and fixed income trading
                                             proposed management fees are negotiated      operations. The Board concluded that the
   The independent Trustees met separately   during the annual contract renewal process   nature, extent and quality of the advisory
during their evaluation of the Fund's        to ensure that they are negotiated in a      services provided to the Fund by AIM were
investment advisory agreement with           manner which is at arms' length and          appropriate and that AIM currently is
independent legal counsel from whom they     reasonable. Accordingly, the Senior          providing satisfactory advisory services
received independent legal advice, and the   Officer must either supervise a              in accordance with the terms of the
independent Trustees also received           competitive bidding process or prepare an    Fund's advisory agreement. In addition,
assistance during their deliberations from   independent written evaluation. The          based on their ongoing meetings throughout
the independent Senior Officer, a            Senior Officer has recommended that an       the year with the Fund's portfolio
full-time officer of the AIM Funds who       independent written evaluation be provided   managers, the Board concluded that these
reports directly to the independent          and, upon the direction of the Board, has    individuals are competent and able to
Trustees. The following discussion more      prepared an independent written              continue to carry out their
fully describes the process employed by      evaluation.                                  responsibilities under the Fund's advisory
the Board to evaluate the performance of                                                  agreement.
the AIM Funds (including the Fund)              During the annual contract renewal
throughout the year and, more                process, the Board considered the factors       In determining whether to continue the
specifically, during the annual contract     discussed below under the heading "Factors   Fund's advisory agreement, the Board
renewal meetings.                            and Conclusions and Summary of Independent   considered the prior relationship between
                                             Written Fee Evaluation" in evaluating the    AIM and the Fund, as well as the Board's
THE BOARD'S FUND EVALUATION PROCESS          fairness and reasonableness of the Fund's    knowledge of AIM's operations, and
                                             advisory agreement at the contract renewal   concluded that it was beneficial to
The Board's Investments Committee has        meetings and at their meetings throughout    maintain the current relationship, in
established three Sub-Committees which are   the year as part of their ongoing            part, because of such knowledge. The Board
responsible for overseeing the management    oversight of the Fund. The Fund's advisory   also considered the steps that AIM and its
of a number of the series portfolios of      agreement was considered separately,         affiliates have taken over the last
the AIM Funds. This SubCommittee             although the Board also considered the       several years to improve the quality and
structure permits the Trustees to focus on   common interests of all of the AIM Funds     efficiency of the services they provide to
the performance of the AIM Funds that have   in their deliberations. The Board            the Funds in the areas of investment
been assigned to them. The Sub-Committees    comprehensively considered all of the        performance, product line diversification,
meet throughout the year to review the       information provided to them and did not     distribution, fund operations, shareholder
performance of their assigned funds, and     identify any particular factor that was      services and compliance. The Board
the Sub-Committees review monthly and        controlling. Furthermore, each Trustee may   concluded that the quality and efficiency
quarterly comparative performance            have evaluated the information provided      of the services AIM and its affiliates
information and periodic asset flow data     differently from one another and             provide to the AIM Funds in each of these
for their assigned funds. These materials    attributed different weight to the various   areas have generally improved, and support
are prepared under the direction and         factors. The Trustees recognized that the    the Board's approval of the continuance of
supervision of the independent Senior        advisory arrangements and resulting          the Fund's advisory agreement.
Officer. Over the course of each year, the   advisory fees for the Fund and the other
SubCommittees meet with portfolio            AIM Funds are the result of years of         B. FUND PERFORMANCE
managers for their assigned funds and        review and negotiation between the
other members of management and review       Trustees and AIM, that the Trustees may      The Board compared the Fund's performance
with these individuals the performance,      focus to a greater extent on certain         during the past one and three calendar
investment objective(s), policies,           aspects of these arrangements in some        years to the performance of funds in the
strategies and limitations of these          years than others, and that the Trustees'    Fund's Lipper peer group that are not
funds.                                       deliberations and conclusions in a           managed by AIM, and against the
                                             particular year may be based in part on      performance of all funds in the Lipper
   In addition to their meetings             their deliberations and conclusions of       Multi-Cap Core Funds Index. The Board also
throughout the year, the Sub-Committees      these same arrangements throughout the       reviewed the methodology used by Lipper to
meet at designated contract renewal          year and in prior years.                     identify the Fund's peers. The Board noted
meetings each year to conduct an in-depth                                                 that the Fund's performance was comparable
review of the performance, fees and          FACTORS AND CONCLUSIONS AND SUMMARY OF       to the median performance of its peers for
expenses of their assigned funds. During     INDEPENDENT WRITTEN FEE EVALUATION           the one year period, and above such
the contract renewal process, the Trustees                                                performance for the three year period. The
receive comparative performance and fee      The discussion below serves as a summary     Board noted that the Fund's performance
data regarding all the AIM Funds prepared    of the Senior Officer's independent          was comparable to the performance of the
by an independent company, Lipper, Inc.,     written evaluation, as well as a             Index for the one year period, and above
under the direction and supervision of       discussion of the material factors and       such Index for the three year period. The
the independent Senior Officer who also      related conclusions that formed the          Board also considered the steps AIM has
prepares a separate analysis of this         basis for the Board's approval of the        taken over the last several years to
information for the Trustees. Each           Fund's advisory agreement. Unless            improve the quality and efficiency of the
Sub-Committee then makes recommendations     otherwise stated, information set forth      services that AIM provides to the AIM
to the Investments Committee regarding the   below is as of June 27, 2007 and does not    Funds. The Board concluded that AIM
performance, fees and expenses of their      reflect any changes that may have occurred   continues to be responsive to the Board's
assigned funds. The Investments              since that date, including but not limited   focus on fund performance. Although the
                                             to changes to the Fund's performance,        independent written evaluation of the
                                             advi-                                        Fund's Senior Officer (discussed below)
                                                                                          only considered Fund performance through

                                                                                                                         (continued)

AIM Multi-Sector Fund

the most recent calendar year, the Board     approval of the amendment to the Fund's         The Board considered the benefits
also reviewed more recent Fund performance   contractual advisory fee schedule. The       realized by AIM as a result of portfolio
and this review did not change their         Board also noted that the Fund shares        brokerage transactions executed through
conclusions.                                 directly in economies of scale through       "soft dollar" arrangements. Under these
                                             lower fees charged by third party service    arrangements, portfolio brokerage
C. ADVISORY FEES AND FEE WAIVERS             providers based on the combined size of      commissions paid by the Fund and/or other
                                             all of the AIM Funds and affiliates.         funds advised by AIM are used to pay for
The Board compared the Fund's contractual                                                 research and execution services. The Board
advisory fee rate to the contractual         E. PROFITABILITY AND FINANCIAL RESOURCES     noted that soft dollar arrangements shift
advisory fee rates of funds in the Fund's       OF AIM                                    the payment obligation for the research
Lipper peer group that are not managed by                                                 and executions services from AIM to the
AIM, at a common asset level and as of the   The Board reviewed information from AIM      funds and therefore may reduce AIM's
end of the past calendar year. The Board     concerning the costs of the advisory and     expenses. The Board also noted that
noted that the Fund's advisory fee rate      other services that AIM and its affiliates   research obtained through soft dollar
was below the median advisory fee rate of    provide to the Fund and the profitability    arrangements may be used by AIM in making
its peers. The Board also reviewed the       of AIM and its affiliates in providing       investment decisions for the Fund and may
methodology used by Lipper and noted that    these services. The Board also reviewed      therefore benefit Fund shareholders. The
the contractual fee rates shown by Lipper    information concerning the financial         Board concluded that AIM's soft dollar
include any applicable long-term             condition of AIM and its affiliates. The     arrangements were appropriate. The Board
contractual fee waivers. The Board also      Board also reviewed with AIM the             also concluded that, based on their
compared the Fund's contractual advisory     methodology used to prepare the              review and representations made by AIM,
fee rate to the contractual advisory fee     profitability information. The Board         these arrangements were consistent with
rates of other clients of AIM and its        considered the overall profitability of      regulatory requirements.
affiliates with investment strategies        AIM, as well as the profitability of AIM
comparable to those of the Fund, including   in connection with managing the Fund. The       The Board considered the fact that the
two mutual funds advised by AIM. The Board   Board noted that AIM continues to operate    Fund's uninvested cash and cash collateral
noted that the Fund's rate was above the     at a net profit, although increased          from any securities lending arrangements
rate for one of the mutual funds and that    expenses in recent years have reduced the    may be invested in money market funds
the other mutual fund is an asset            profitability of AIM and its affiliates.     advised by AIM pursuant to procedures
allocation fund which is not charged any     The Board concluded that the Fund's          approved by the Board. The Board noted
advisory fees by AIM pursuant to that        advisory fees were fair and reasonable,      that AIM will receive advisory fees from
fund's advisory agreement.                   and that the level of profits realized       these affiliated money market funds
                                             by AIM and its affiliates from providing     attributable to such investments, although
   The Board noted that AIM has not          services to the Fund was not excessive in    AIM has contractually agreed to waive the
proposed any advisory fee waivers or         light of the nature, quality and extent of   advisory fees payable by the Fund with
expense limitations for the Fund. However,   the services provided. The Board             respect to its investment of uninvested
the Board also noted that AIM has            considered whether AIM is financially        cash in these affiliated money market
recommended that the Board approve an        sound and has the resources necessary to     funds through at least June 30, 2008. The
amendment to the Fund's contractual          perform its obligations under the Fund's     Board considered the contractual nature of
advisory fee schedule that would implement   advisory agreement, and concluded that AIM   this fee waiver and noted that it remains
the contractual advisory fee waiver that     has the financial resources necessary to     in effect until at least June 30, 2008.
had been formerly committed to by AIM,       fulfill these obligations.                   The Board concluded that the Fund's
which waiver provided for lower effective                                                 investment of uninvested cash and cash
fee rates at all asset levels than the       F. INDEPENDENT WRITTEN EVALUATION OF THE     collateral from any securities lending
Fund's current contractual advisory fee         FUND'S SENIOR OFFICER                     arrangements in the affiliated money
schedule. The Board noted that AIM's                                                      market funds is in the best interests of
recommendation was made in response to the   The Board noted that, upon their             the Fund and its shareholders.
recommendation of the independent Senior     direction, the Senior Officer of the Fund,
Officer that AIM consider whether the        who is independent of AIM and AIM's
advisory fee waivers for certain equity      affiliates, had prepared an independent
AIM Funds, including the Fund, should be     written evaluation to assist the Board in
simplified. The Board concluded that it      determining the reasonableness of the
would be appropriate to approve the          proposed management fees of the AIM Funds,
proposed amendment to the Fund's             including the Fund. The Board noted that
contractual advisory fee schedule and that   they had relied upon the Senior Officer's
it was not necessary at this time to         written evaluation instead of a
discuss with AIM whether to implement any    competitive bidding process. In
fee waivers or expense limitations for the   determining whether to continue the Fund's
Fund.                                        advisory agreement, the Board considered
                                             the Senior Officer's written evaluation.
   After taking account of the Fund's
contractual advisory fee rate, as well as    G. COLLATERAL BENEFITS TO AIM AND ITS
the comparative advisory fee information        AFFILIATES
discussed above, the Board concluded that
the Fund's advisory fees were fair and       The Board considered various other
reasonable.                                  benefits received by AIM and its
                                             affiliates resulting from AIM's
D. ECONOMIES OF SCALE AND BREAKPOINTS        relationship with the Fund, including the
                                             fees received by AIM and its affiliates
The Board considered the extent to which     for their provision of administrative,
there are economies of scale in AIM's        transfer agency and distribution services
provision of advisory services to the        to the Fund. The Board considered the
Fund. The Board also considered whether      performance of AIM and its affiliates in
the Fund benefits from such economies of     providing these services and the
scale through contractual breakpoints in     organizational structure employed by AIM
the Fund's advisory fee schedule or          and its affiliates to provide these
through advisory fee waivers or expense      services. The Board also considered that
limitations. The Board noted that the        these services are provided to the Fund
Fund's contractual advisory fee schedule     pursuant to written contracts which are
currently does not include any breakpoints   reviewed and approved on an annual basis
but that the amendment to the Fund's         by the Board. The Board concluded that AIM
contractual advisory fee schedule            and its affiliates were providing these
discussed above provides for seven break-    services in a satisfactory manner and in
points. Based on this information, the       accordance with the terms of their
Board concluded that the Fund's advisory     contracts, and were qualified to continue
fees will appropriately reflect              to provide these services to the Fund.
economies of scale upon the Board's

AIM Multi-Sector Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Long-Term Capital Gain Dividends                               $5,485,861
         Qualified Dividend Income*                                          86.07%
         Corporate Dividends Received Deduction*                             70.56%

       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Short-Term Gains                                     $3,146,380
         Qualified Interest Income**                                          9.30%

       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2006, February 28, 2007, May 31, 2007 and August 31, 2007 were 18.20%, 13.77%, 15.55%, and 14.21%, respectively.

DISTRIBUTION INFORMATION

Shareholders were sent a notice from the Fund that set forth an estimate of the source or sources from which the distribution was paid in December of 2006. Subsequently, this estimate has been corrected in part. Listed below is a written statement of the sources of this distribution, as corrected, on a book basis.

                                                                                  GAIN FROM
                                                                                   SALE OF          RETURN OF           TOTAL
                                                                NET INCOME        SECURITIES        PRINCIPAL        DISTRIBUTION
---------------------------------------------------------------------------------------------------------------------------------
12/15/06                             Class A                     $0.0648           $0.3197           $0.0559           $0.4404
12/15/06                             Class B                       0.000            0.3197            0.0201            0.3398
12/15/06                             Class C                       0.000            0.3197            0.0201            0.3398
12/15/06                             Institutional Class          0.1224            0.3197            0.0574            0.4995


    Please note that the information in the preceding chart is for book purposes only. Shareholders should be aware that the tax treatment of distributions may differ from their book treatment. The tax treatment of distributions was set forth in a Form 1099-DIV for the 2006 calendar year. This information is being provided to comply with certain SEC requirements.

AIM Multi-Sector Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.
  Principal                                  (financial services holding company),
  Executive Officer                          AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       2003       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            1983       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2003       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2000       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          2003       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         2003       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      2003       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        2003       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              1997       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Multi-Sector Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2003       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and
   postage.                                         333-36074.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIM investments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:          If used after January 20, 2008, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
1. Log in to your account.                          recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    I-MSE-AR-1          A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                       AIM SELECT REAL ESTATE INCOME FUND
                 Annual Report to Shareholders - August 31, 2007

                               [COVER GLOBE IMAGE]

SECTOR EQUITY

Real Estate

Table of Contents

Letters to Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule of Investments ..................    9
Financial Statements .....................   12
Notes to Financial Statements ............   16
Financial Highlights .....................   23
Auditor's Report .........................   26
Fund Expenses ............................   27
Approval of Advisory Agreement ...........   28
Tax Information ..........................   30
Trustees and Officers ....................   31

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]   [GRAPHIC]     [GRAPHIC]
  [TARGET     [TARGET    [DIVERSIFIED
  RISK]      MATURITY]    PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM Select Real Estate Income Fund

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review, and what factors affected its
   [TAYLOR                                   performance. The following pages contain important information that answers questions
    PHOTO]                                   you may have about your investment.

                                                Despite a significant, albeit short-lived, stock market sell-off in late February and early March--and a more severe stock market decline that began in July--major stock market indexes in the United States and abroad generally performed well for the 12
Philip Taylor                                months ended August 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on
                                             Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations, thereby slowing the economy.

                                                In an effort to ensure that the weak housing market and tight credit markets did not affect the U.S. economy more generally, the U.S. Federal Reserve Board in September cut its key federal funds target rate for the first time in more than four years.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             -  Domestic, global and international equity funds

                                             -  Taxable and tax-exempt fixed-income funds

                                             -  Allocation portfolios, with risk/return characteristics to match your needs

                                             -  AIM Independence Funds--target-maturity funds that combine retail mutual funds and
                                                PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             In conclusion

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming
                                             AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at
                                             800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in
                                             us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds CEO,
                                             AIM Investments

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Select Real Estate Income Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
   [CROCKETT                                 reduced shareholder costs, and high ethical standards.
     PHOTO]

                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO,
                                             AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments
                                             --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years
Bruce L. Crockett                            of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of August 31, 2007).

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Select Real Estate Income Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
=======================================================================================   How we invest
PERFORMANCE SUMMARY
                                                                                          Your Fund holds primarily real
The eight months ended August 31, 2007, were volatile for AIM Select Real Estate Income   estate-oriented securities. We focus on
Fund. The U.S. real estate investment trust (REIT) market, as measured by the FTSE        public companies whose value is driven by
NAREIT Equity REITs Index, hit an all time high in February and then began a decline.     real property assets. Our goal is to
For the period, the Fund trailed the S&P 500 Index, but fared better than its             create a fund that will provide attractive
style-specific and peer group indexes@. The Fund underperformed its broad market index,   current income. We use a
the S&P 500 Index, because REITs were among the weakest performing market segments        fundamentals-driven investment process,
during the period. The Fund fared better than the FTSE NAREIT Equity REITs Index, its     including an evaluation of factors such as
style-specific index, due primarily to the Fund's income focus, which helped protect      property market cycle analysis, property
the Fund from REIT market volatility. Strong stock selection relative to the index in     evaluation and management and structure
residential apartments and self storage facilities also helped relative performance.      review to identify securities with
Also during the period, the Fund converted from a Closed-End to an Open-End Fund.         characteristics which may include:

   Your Fund's long-term performance appears later in this report.                        -  Attractive relative dividend yields.

FUND VS. INDEXES                                                                          -  Favorable property market outlook.

Cumulative total returns, 12/31/2006-08/31/2007, excluding applicable sales charges. If   -  Reasonable valuations relative to peer
sales charges were included, returns would be lower.                                         investment alternatives.

Class A                                                                          -3.59%      We attempt to control risk by
Class B*                                                                         -4.26    allocating between property related common
Class C*                                                                         -4.26    stocks and fixed income as well as
S&P 500 Index@ (Broad Market Index)                                               5.20    diversifying by property types and
FTSE NAREIT Equity REITs Index@ (Style-Specific Index)                           -7.53    geographic location. While we are a
Lipper Real Estate Funds Index@ (Peer Group Index)**                             -6.64    nondiversified fund, we are mindful of
Lipper Closed-End Real Estate Funds Index@ (Former Peer Group Index)**          -11.21    individual position sizes and their impact
                                                                                          on overall portfolio risk.

SOURCE: @LIPPER INC.                                                                      We will consider selling a holding when:

*    Share classes incepted March 9, 2007. See page 7 for a detailed explanation of       -  Relative yields and/or relative
     Fund performance.                                                                       valuation deviates from desired levels.

**   The Fund has elected to use the Lipper Real Estate Funds Index as its peer group     -  Risk/return relationships change
     index instead of the Lipper Closed-End Real Estate Funds Index because it better        significantly.
     represents the Open-End Fund.
                                                                                          -  Company fundamentals change (property
=======================================================================================      type, geography or management changes).
   PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*
                                                                                          -  A more attractive investment
By property type                             1.  Health Care REIT, Inc.            3.9%      opportunity is identified.
                                             2.  Health Care Property Investors,   3.7
Lodging-Resorts                      16.8%       Inc.                                     Market conditions and your Fund
Office Properties                    16.6    3.  HRPT Properties Trust-Series B    3.6
Healthcare                           15.6    4.  Ventas, Inc.                      3.6    The eight months ended August 31, 2007,
Regional Malls                       12.8    5.  Hospitality Properties                   was characterized by somewhat slower U.S.
Diversified                           8.0        Trust-Series B                    3.3    economic growth than we have seen in the
Industrial/Office Mixed               5.5    6.  Hospitality Properties Trust      3.1    last few years. Real gross domestic
Freestanding                          4.5    7.  Brandywine Realty Trust           2.6    product (GDP) was 3.8% during the second
Self Storage Facilities               4.0    8.  CBL & Associates Properties,             quarter of 2007.(1) However, this rate was
Shopping Centers                      3.3        Inc.-Series C Pfd.                2.4    substantially higher than the 0.6% rate
Apartments                            3.2    9.  Corporate Office Properties              for the first quarter of 2007, which was
Specialty Properties                  3.2        Trust-Series G Pfd.               2.1    the lowest level of U.S. growth since the
Industrial Properties                 2.9    10. CBL & Associates Properties,             fourth quarter of 2002.
Money Market Funds Plus                          Inc.                              2.1
Other Assets Less Liabilities         3.6    Total Net Assets          $224.53 million    Despite concerns over a slowing
                                             Total Number of Holdings*              85    economy, U.S. equities posted positive
                                                                                          returns during the period, leaving several
                                                                                          major market indexes near multi-year
                                                                                          highs.(2) Strong global economic

                                                                                                                         (continued)

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.

AIM Select Real Estate Income Fund

growth, favorable corporate earnings         stock price prior to the announcement. We    [RODRIGUEZ PHOTO]
results and increased merger and             subsequently sold Equity Inns.
acquisition activity drove equity markets,                                                Joe V. Rodriguez, Jr., Director of
offsetting concerns over slowing U.S.           Fund performance was also positively      Securities Management, INVESCO Real
growth, high energy prices and subprime      impacted by fees paid to the Fund which      Estate, is lead manager of AIM Select Real
loan concerns during the period.             were intended to offset costs associated     Estate Income Fund. He oversees all phases
                                             with redemptions following the Fund's        of the unit including securities research
   Real estate securities have enjoyed       open-end conversion. This is an              and administration. Mr. Rodriguez began
four calendar years of strong double-digit   extraordinary event that is not expected     his investment career in 1983 and joined
gains, generally surpassing those of the     to impact performance once the redemption    INVESCO in 1990. He has served on the
broad market as measured by the FTSE         fee is removed from converted shares on      editorial boards of the National
NAREIT Equity REITs Index and the S&P 500    March 13, 2008.                              Association of Real Estate Investment
Index, respectively.(2) At the beginning                                                  Trusts (NAREIT) as well as the
of the period, strong investor inflows and      Conversely, iStar Financial and Senior    Institutional Real Estate Securities
privatizations within the U.S. REIT market   Housing Properties Trust detracted from      Newsletter. Mr. Rodriguez earned his
helped REITs to reach all time highs in      performance for the period. iStar            B.B.A. in economics and finance as well as
February 2007. Following February,           Financial, a finance company focused on      an M.B.A. in finance from Baylor
however, the U.S. REIT market experienced    commercial real estate, was negatively       University.
a downturn in the wake of ongoing concerns   affected by a perceived increase in credit
in the subprime lending markets, rising      risk exposure following its acquisition of   [BLACKBURN PHOTO]
interest rates and widening debt spreads.    Fremont General's (not a Fund holding)
                                             commercial real estate lending subsidiary.   Mark D. Blackburn, Chartered Financial
   On an absolute basis, almost every REIT   The market reacted negatively to the sale    Analyst, Director of Investments, INVESCO
sector in the Fund experienced a loss        as many investors mistakenly connected the   Real Estate, is manager of AIM Select Real
during the period. Strong stock selection    purchase of Fremont's commercial lending     Estate Income Fund. He joined INVESCO in
in residential apartments and self storage   business to Fremont's subprime loan          1998 and has approximately 20 years of
facilities benefited performance relative    origination division. Relative weakness in   experience in institutional investing and
to the FTSE NAREIT Equity REITs Index. The   Senior Housing Properties was mostly         risk management. Mr. Blackburn earned a
Fund's income focus and flexibility to       related to second quarter 2007 FFO growth,   B.S. in accounting from Louisiana State
invest in fixed income securities helped     which came in below analysts' estimates.     University and an M.B.A. from Southern
the Fund hold up relatively well during      We continued to hold iStar Financial, but    Methodist University. He is a certified
the height of REIT market volatility. The    sold Senior Housing Properties during the    public accountant.
FTSE NAREIT Equity REITs Index, in           period.
contrast, holds only equity securities,                                                   [CURBO PHOTO]
which were hard hit by the downturn. On         We remained committed to owning quality
the other hand, stock selection and an       real estate securities. Lower leveraged      Paul S. Curbo, Chartered Financial
overweight in diversified REITs, as well     companies with above average levels of       Analyst, portfolio manager, INVESCO Real
as an overweight to the health care          dividend coverage remained favored in the    Estate, is manager of AIM Select Real
property sector, hampered our relative       portfolio.                                   Estate Income Fund. He joined INVESCO in
performance.                                                                              1998 and has 13 years of real estate
                                             Sources: (1)Bureau of Economic Analysis;     experience. Mr. Curbo earned a B.B.A. in
   Top contributors to performance           (2)Lipper Inc.                               finance from The University of Texas at
included NATIONAL RETAIL PROPERTIES and                                                   Austin.
EQUITY INNS. National Retail Properties is   The views and opinions expressed in
a REIT focused mainly on freestanding        management's discussion of Fund              [TROWBRIDGE PHOTO]
triple net leased properties. These are      performance are those of A I M Advisors,
properties, typically involving              Inc. These views and opinions are subject    James W. Trowbridge, Portfolio manager,
convenience stores or retail chains, in      to change at any time based on factors       INVESCO Real Estate, is manager of AIM
which the lessee pays rent in addition to    such as market and economic conditions.      Select Real Estate Income Fund. Mr.
expenses such as taxes, insurance and        These views and opinions may not be relied   Trowbridge joined INVESCO Real Estate in
maintenance. During the period, National     upon as investment advice or                 1989. With 32 years of real estate
Retail Properties provided a relatively      recommendations, or as an offer for a        investment experience for major
stable yield and experienced growth in       particular security. The information is      institutional investors, Mr. Trowbridge is
funds from operations (FFO). Performance     not a complete analysis of every aspect of   responsible for integrating his knowledge
of the hotel REIT, Equity Inns, was driven   any market, country, industry, security or   into INVESCO's publicly traded REIT
by privatization activity, as the company    the Fund. Statements of fact are from        investments. Mr. Trowbridge earned his
received a buyout offer which represented    sources considered reliable, but A I M       B.S. in finance from Indiana University.
a significant premium to its closing         Advisors, Inc. makes no representation or
                                             warranty as to their completeness or         Assisted by the Real Estate Team
                                             accuracy. Although historical performance
                                             is no guarantee of future results, these
                                             insights may help you understand our
                                             investment management philosophy.

                                                See important Fund and index
                                                disclosures later in this report.

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND AND INDEX DATA FROM 5/31/02

                                    AIM SELECT
                                    REAL ESTATE
                                   INCOME FUND-    FTSE NAREIT EQUITY                      LIPPER REAL ESTATE
                          DATE    CLASS A SHARES     REITS INDEX(1)     S&P 500 INDEX(1)   FUNDS INDEX(1)

                        5/31/02       $ 9430             $10000              $10000            $10000
                           6/02         9661              10273                9288             10220
                           7/02         9259               9736                8564              9635
                           8/02         9226               9717                8620              9656
                           9/02         8874               9344                7684              9312
                          10/02         8334               8894                8360              8902
                          11/02         8775               9313                8851              9262
                          12/02         8799               9382                8332              9361
                           1/03         8622               9110                8114              9116
                           2/03         8802               9260                7992              9257
                           3/03         8977               9446                8069              9470
                           4/03         9561               9861                8734              9882
                           5/03        10222              10457                9193             10465
                           6/03        10704              10684                9311             10713
                           7/03        11298              11256                9475             11204
                           8/03        11187              11316                9660             11325
                           9/03        11689              11701                9557             11687
                          10/03        12128              11912               10098             11947
                          11/03        12704              12431               10186             12470
                          12/03        13320              12866               10720             12844
                           1/04        14024              13423               10917             13303
                           2/04        14306              13658               11069             13595
                           3/04        15036              14412               10902             14337
                           4/04        12606              12311               10731             12452
                           5/04        13316              13188               10878             13185
                           6/04        13585              13575               11089             13590
                           7/04        13683              13620               10722             13647
                           8/04        14657              14701               10765             14597
                           9/04        14798              14692               10882             14678
                          10/04        15477              15479               11048             15353
                          11/04        15986              16146               11495             16037
                          12/04        16577              16929               11886             16971
                           1/05        15390              15508               11596             15847
                           2/05        15746              15983               11840             16311
                           3/05        15234              15736               11631             16011
                           4/05        15894              16573               11410             16656
                           5/05        16515              17147               11773             17216
                           6/05        17277              18009               11790             18017
                           7/05        18189              19294               12228             19177
                           8/05        17483              18589               12117             18513
                           9/05        17721              18699               12215             18568
                          10/05        17126              18257               12011             18136
                          11/05        17466              19026               12465             18921
                          12/05        17314              18988               12469             19053
                           1/06        18563              20375               12799             20248
                           2/06        18802              20740               12834             20553
                           3/06        19396              21787               12994             21500
                           4/06        18659              20978               13168             20940
                           5/06        17958              20381               12790             20359
                           6/06        18820              21441               12806             21242
                           7/06        19486              22164               12885             21736
                           8/06        20581              23003               13192             22480
                           9/06        20888              23428               13531             22908
                          10/06        21771              24896               13972             24215
                          11/06        22329              26053               14237             25316
                          12/06        22362              25646               14437             25047
                           1/07        23163              27805               14655             26849
                           2/07        22838              27183               14369             26317
                           3/07        22957              26534               14530             25874
                           4/07        23049              26529               15173             25983
                           5/07        22984              26543               15702             26184
                           6/07        22182              24136               15441             24069
                           7/07        20805              22252               14963             22454
                           8/07        21561              23715               15187             23383

                                                                                                              SOURCE: (1)LIPPER INC.

AIM Select Real Estate Income Fund

YOUR FUND'S LONG-TERM PERFORMANCE

Past performance cannot guarantee            of taxes a shareholder would pay on Fund     the dollar value of an investment, is
comparable future results.                   distributions or sale of Fund shares.        constructed with each segment representing
                                             Performance of the indexes does not          a percent change in the value of the
   The data shown in the chart include       reflect the effects of taxes.                investment. In this chart, each segment
reinvested distributions, applicable sales                                                represents a doubling, or 100% change, in
charges, Fund expenses and management           This chart, which is a logarithmic        the value of the investment. In other
fees. Index results include reinvested       chart, presents the fluctuations in the      words, the space between $5,000 and
dividends, but they do not reflect sales     value of the Fund and its indexes. We        $10,000 is the same size as the space
charges. Performance of an index of funds    believe that a logarithmic chart is more     between $10,000 and $20,000.
reflects fund expenses and management        effective than other types of charts in
fees; performance of a market index does     illustrating changes in value during the
not. Performance shown in the chart and      early years shown in the chart. The
table(s) does not reflect deduction          vertical axis, the one that indicates

====================================================================================================================================

Continued from page 8

-  The LIPPER REAL ESTATE FUNDS INDEX is     -  A direct investment cannot be made in     tions. Generally accepted accounting
   an equally weighted representation of        an index. Unless otherwise indicated,     principles require adjustments to be made
   the largest funds in the Lipper Real         index results include reinvested          to the net assets of the Fund at period
   Estate Funds category. These funds           dividends, and they do not reflect        end for financial reporting purposes, and
   primarily invest their equity                sales charges. Performance of an index    as such, the net asset values for
   portfolios in securities of domestic         of funds reflects fund expenses;          shareholder transactions and the returns
   and foreign companies engaged in the         performance of a market index does not.   based on those net asset values may differ
   real estate industry.                                                                  from the net asset values and returns
                                             OTHER INFORMATION                            reported in the Financial Highlights.
-  The LIPPER CLOSED-END REAL ESTATE FUNDS
   Index is an equally weighted              -  The Fund's fiscal year end was changed    -  Property type classifications used in
   representation of the largest funds in       to August 31, 2007.                          this report are generally according to
   the Lipper Closed-End Real Estate Funds                                                   the FTSE National Association of Real
   category. These funds primarily invest    -  The Chartered Financial                      Estate Investment Trusts (NAREIT)
   their equity portfolios in securities        Analyst--REGISTERED TRADEMARK--              Equity REITs Index, which is
   of domestic and foreign companies            (CFA--REGISTERED TRADEMARK--)                exclusively owned by NAREIT.
   engaged in the real estate industry          designation is a globally recognized
                                                standard for measuring the competence
-  The Fund is not managed to track the         and integrity of investment
   performance of any particular index,         professionals.
   including the indexes defined here, and
   consequently, the performance of the      -  The returns shown in the management's
   Fund may deviate significantly from the      discussion of Fund performance are
   performance of the indexes.                  based on net asset values calculated
                                                for shareholder transac-

AIM SELECT REAL ESTATE INCOME FUND

==========================================   ==========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 8/31/07, including applicable sales    As of 6/30/07, the most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges

CLASS A SHARES                               CLASS A SHARES

Inception (5/31/02)     15.74%               Inception (5/31/02)     16.96%
5 Years                 17.16                5 Years                 16.76
 1 Year                 -1.02                 1 Year                 11.40

CLASS B SHARES                               CLASS B SHARES
Inception               15.63%               Inception               16.87%
5 Years                 17.01                5 Years                 16.57
 1 Year                 -0.53                 1 Year                 11.92

CLASS C SHARES                               CLASS C SHARES
Inception               15.74%               Inception               16.98%
5 Years                 17.23                5 Years                 16.80
 1 Year                  2.81                 1 Year                 15.65

==========================================   ==========================================

ON MARCH 12, 2007, THE FUND REORGANIZED      ANNUAL 12B-1 FEE APPLICABLE TO THE FUND'S    DATE OF THIS REPORT FOR CLASS A, CLASS B
FROM A CLOSED-END FUND TO AN OPEN-END        CLASS B AND CLASS C SHARES AND THE ANNUAL    AND CLASS C SHARES WAS 1.30%, 2.05% AND
FUND. CLASS A SHARE RETURNS PRIOR TO MARCH   OTHER EXPENSES OF SUCH CLASS B AND CLASS C   2.05%, RESPECTIVELY. THE EXPENSE RATIOS
12, 2007, ARE THE HISTORICAL PERFORMANCE     SHARES, WHICH ARE ESTIMATED TO BE 0.10%      PRESENTED ABOVE MAY VARY FROM THE EXPENSE
OF THE CLOSED-END FUND'S COMMON SHARES       HIGHER THAN THOSE OF THE CLOSED-END FUND.    RATIOS PRESENTED IN OTHER SECTIONS OF THIS
WHICH INCEPTED MAY 31, 2002 AND WHICH HAD                                                 REPORT THAT ARE BASED ON EXPENSES INCURRED
NO 12B-1 FEE. THE CLASS A SHARE RETURNS         THE PERFORMANCE DATA QUOTED REPRESENT     DURING THE PERIOD COVERED BY THIS REPORT.
PRIOR TO MARCH 12, 2007 DO NOT REFLECT THE   PAST PERFORMANCE AND CANNOT GUARANTEE
0.25% ANNUAL 12B-1 FEE APPLICABLE TO THE     COMPARABLE FUTURE RESULTS; CURRENT              CLASS A SHARE PERFORMANCE REFLECTS THE
FUNDS' CLASS A SHARES OR THE ANNUAL OTHER    PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   MAXIMUM 5.50% SALES CHARGE, AND CLASS B
EXPENSES OF SUCH CLASS A SHARES WHICH ARE    VISIT AIMINVESTMENTS.COM FOR THE MOST        AND CLASS C SHARE PERFORMANCE REFLECTS THE
ESTIMATED TO BE 0.10% HIGHER THAN THOSE OF   RECENT MONTH-END PERFORMANCE. PERFORMANCE    APPLICABLE CONTINGENT DEFERRED SALES
THE CLOSED-END FUND. IF THE 12B-1 FEE AND    FIGURES REFLECT REINVESTED DISTRIBUTIONS     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
OTHER EXPENSES OF THE FUND'S CLASS A         (REINVESTED AT NET ASSET VALUE, EXCEPT FOR   CDSC ON CLASS B SHARES DECLINES FROM 5%
SHARES WERE REFLECTED, RETURNS PRIOR TO      PERIODS PRIOR TO MARCH 12, 2007, WHERE       BEGINNING AT THE TIME OF PURCHASE TO 0% AT
MARCH 12, 2007 MAY BE LOWER THAN THOSE       REINVESTMENTS WERE MADE AT THE LOWER OF      THE BEGINNING OF THE SEVENTH YEAR. THE
SHARES FOR THAT PERIOD.                      THE CLOSED-END FUND'S NET ASSET VALUE OR     CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                             MARKET PRICE), CHANGES IN NET ASSET VALUE    YEAR AFTER PURCHASE. THE PERFORMANCE OF
THE INCEPTION DATE FOR THE OPEN-END          AND THE EFFECT OF THE MAXIMUM SALES CHARGE   THE FUND'S SHARE CLASSES WILL DIFFER
FUND'S CLASS B AND CLASS C SHARES IS MARCH   UNLESS OTHERWISE STATED. INVESTMENT RETURN   PRIMARILY DUE TO DIFFERENT SALES CHARGE
9, 2007; RETURNS SINCE THAT DATE ARE         AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT   STRUCTURES AND CLASS EXPENSES.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL
BLENDED RETURNS OF HISTORICAL CLASS B AND    SHARES.                                        CLASS A SHARES ISSUED IN CONNECTION WITH
CLASS C SHARES AND THE HISTORICAL                                                         THE FUND'S REORGANIZATION TO AN OPEN-END
PERFORMANCE OF THE CLOSED-END FUND'S            THE TOTAL ANNUAL FUND OPERATING EXPENSE   FUND WILL BE SUBJECT TO A 2% REDEMPTION
COMMON SHARES AT NET ASSET VALUE, RESTATED   RATIO SET FORTH IN THE MOST RECENT FUND      FEE UNTIL MARCH 11, 2008. NEW PURCHASES ON
TO REFLECT THE 1.00%                         PROSPECTUS AS OF THE                         OR AFTER MARCH 11, 2007, ARE NOT SUBJECT
                                                                                          TO A REDEMPTION FEE. SEE PROSPECTUS FOR
                                                                                          MORE INFORMATION.

                                                                                             HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                                          REIMBURSED EXPENSES IN THE PAST, RETURNS
                                                                                          WOULD HAVE BEEN LOWER.

                                                                                          ==========================================

                                                                                          FOR A DISCUSSION OF THE RISKS OF INVESTING
                                                                                          IN YOUR FUND AND INDEXES USED IN THIS
                                                                                          REPORT, PLEASE TURN THE PAGE.

                                                                                          ==========================================

AIM Select Real Estate Income Fund

AIM SELECT REAL ESTATE INCOME FUND'S PRIMARY INVESTMENT OBJECTIVE IS HIGH CURRENT INCOME. THE FUND'S SECONDARY INVESTMENT OBJECTIVE
IS CAPITAL APPRECIATION.

-  Unless otherwise stated, information presented in this report is as of August 31, 2007, and is based on total net assets.

-  Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES

-  On March 12, 2007, AIM Select Real        -  Interest rate risk refers to the risk     -  Nondiversification increases the risk
   Estate Fund was reorganized from a           that bond prices generally fall as           that the value of the Fund's shares may
   Closed-End Fund to an Open-End Fund.         interest rates rise; conversely, bond        vary more widely, and the Fund may be
   Information presented for Class A            prices generally rise as interest rates      subject to greater investment and
   shares prior to the reorganization           fall.                                        credit risk than if the Fund invested
   included financial data for the                                                           more broadly.
   Closed-End Fund's Common Shares.          -  A security is considered to be illiquid
                                                if the Fund is unable to sell such        -  Because the Fund concentrates its
-  Class B shares are not available as an       security at a fair price within a            assets in the real estate industry, an
   investment for retirement plans              reasonable amount of time. A security        investment in the Fund will be closely
   maintained pursuant to Section 401 of        may be deemed illiquid due to lack of        linked to the performance of the real
   the Internal Revenue Code, including         trading volume in the security or if         estate markets.
   401(k) plans, money purchase pension         the security is privately placed and
   plans and profit sharing plans, except       not traded in any public market or is     -  Because the Fund focuses its
   for plans that have existing accounts        otherwise restricted from trading. The       investments in real estate investment
   invested in Class B shares.                  Fund may be unable to sell its illiquid      trusts (REITs), real estate operating
                                                securities at the time of or price it        companies and other companies related
PRINCIPAL RISKS OF INVESTING IN THE FUND        desires and could lose its entire            to the real estate industry, the value
                                                investment in such securities.               of shares may rise and fall more than
-  Credit risk is the risk of loss on an                                                     the value of shares of a fund that
   investment due to the deterioration of    -  Lower rated securities may be                invests in a broader range of
   an issuer's financial health. Such a         susceptible to real or perceived             companies.
   deterioration of financial health may        adverse economic and competitive
   result in a reduction of the credit          industry conditions.                      -  The Fund may use enhanced investment
   rating of the issuer's securities and                                                     techniques such as short sales. Short
   may lead to the issuer's inability to     -  There is no guarantee that the               sales carry the risk of buying a
   honor its contractual obligations,           investment techniques and risk analyses      security back at a higher price at
   including making timely payment of           used by the Fund's portfolio managers        which the Fund's exposure is unlimited.
   interest and principal.                      will produce the desired results.
                                                                                          ABOUT INDEXES USED IN THIS REPORT
-  The Fund could conceivably hold real      -  Small- and mid-capitalization companies
   estate directly if a company defaults        tend to be more vulnerable to adverse     -  The S&P 500--REGISTERED TRADEMARK--
   on debt securities. In that event, an        developments and more volatile than          Index is a market
   investment in the Fund may have              larger companies. Investments in these       capitalization-weighted index covering
   additional risks relating to direct          sized companies may involve special          all major areas of the U.S. Economy. It
   ownership of real estate.                    risks, including those associated with       is not the 500 largest companies, but
                                                dependence on a small management group,      rather the most widely held 500
-  Prices of equity securities change in        little or no operating history, little       companies chosen with respect to market
   response to many factors including the       or no track record of success, limited       size, liquidity, and their industry.
   historical and prospective earnings of       product lines, less publicly available
   the issuer, the value of its assets,         information, illiquidity, restricted      -  The FTSE NAREIT Equity REITs Index is a
   general economic conditions, interest        resale or less frequent trading.             market-cap weighted index of all equity
   rates, investor perceptions and market                                                    REITs traded on the NYSE, NASDAQ
   liquidity.                                -  The prices of securities held by the         National Market System, and the
                                                Fund may decline in response to market       American Stock Exchange. FTSE
-  Foreign securities have additional           risks.                                       --TRADEMARK-- is a trade mark of London
   risks, including exchange rate changes,                                                   Stock Exchange Plc and The Financial
   political and economic upheaval, the      -  The Fund may invest in mortgage- and         Times Limited, NAREIT--REGISTERED
   relative lack of information,                asset-backed securities. These               TRADEMARK-- is a trademark of the
   relatively low market liquidity, and         securities are subject to prepayment or      National Association of Real Estate
   the potential lack of strict financial       call risk, which is the risk that            Investment Trusts--REGISTERED
   and accounting controls and standards.       payments from the borrower may be            TRADEMARK-- ("NAREIT") and both are
                                                received earlier or later than expected      used by FTSE under license. The FTSE
                                                due to changes in the rate at which the      NAREIT Equity REITs Index is calculated
                                                underlying loans are prepaid.                by FTSE. All rights in the Indices vest
                                                                                             in FTSE and NAREIT. Neither FTSE nor
                                                                                             NAREIT accept any liability for any
                                                                                             errors or omissions in the FTSE Indices
                                                                                             or underlying data.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                                                                          Continued on page 6

                                                                                          ==========================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                      ASRAX
                                                                                          Class B Shares                      SARBX
                                                                                          Class C Shares                      ASRCX

                                                                                          ==========================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Select Real Estate Income Fund

SCHEDULE OF INVESTMENTS(A)

August 31, 2007


                                                SHARES         VALUE
--------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-51.60%

APARTMENTS-1.26%

Essex Property Trust, Inc.(b)                    24,100     $  2,838,739
==========================================================================

DIVERSIFIED-5.13%

iStar Financial Inc.                            111,700        4,088,220
--------------------------------------------------------------------------
Lexington Realty Trust(b)                        32,800          678,304
--------------------------------------------------------------------------
Neuberger Berman Realty Income Fund Inc.         79,000        1,582,370
--------------------------------------------------------------------------
Nuveen Real Estate Income Fund                   36,100          794,200
--------------------------------------------------------------------------
Vornado Realty Trust                             11,000        1,172,490
--------------------------------------------------------------------------
Washington Real Estate Investment Trust(b)       97,800        3,202,950
==========================================================================
                                                              11,518,534
==========================================================================

FREESTANDING-3.26%

Getty Realty Corp.(b)                            73,800        2,012,526
--------------------------------------------------------------------------
National Retail Properties Inc.                 162,400        3,814,776
--------------------------------------------------------------------------
Realty Income Corp.(b)                           55,300        1,493,100
==========================================================================
                                                               7,320,402
==========================================================================

HEALTHCARE-13.55%

Health Care Property Investors, Inc.            268,800        8,176,896
--------------------------------------------------------------------------
Health Care REIT, Inc.(b)                       217,873        8,693,132
--------------------------------------------------------------------------
Medical Properties Trust Inc.(b)                103,100        1,388,757
--------------------------------------------------------------------------
Nationwide Health Properties, Inc.              151,200        4,195,800
--------------------------------------------------------------------------
Ventas, Inc.                                    209,000        7,958,720
==========================================================================
                                                              30,413,305
==========================================================================

INDUSTRIAL PROPERTIES-1.32%

ProLogis                                         49,300        2,965,888
==========================================================================

INDUSTRIAL/OFFICE MIXED-0.93%

Liberty Property Trust                           53,300        2,081,898
==========================================================================

LODGING-RESORTS-6.75%

Ashford Hospitality Trust                       365,200        3,984,332
--------------------------------------------------------------------------
DiamondRock Hospitality Co.(b)                   88,400        1,586,780
--------------------------------------------------------------------------
Hospitality Properties Trust(b)                 177,700        7,012,042
--------------------------------------------------------------------------
Host Hotels & Resorts Inc.                       51,000        1,136,790
--------------------------------------------------------------------------
LaSalle Hotel Properties                         18,400          766,176
--------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.(b)                24,700          665,912
==========================================================================
                                                              15,152,032
==========================================================================

OFFICE PROPERTIES-7.93%

Alexandria Real Estate Equities, Inc.(b)         16,200        1,511,946
--------------------------------------------------------------------------
BioMed Realty Trust, Inc.(b)                     55,800        1,360,404
--------------------------------------------------------------------------

                                                SHARES         VALUE
--------------------------------------------------------------------------

OFFICE PROPERTIES-(CONTINUED)

Brandywine Realty Trust                         229,501     $  5,916,536
--------------------------------------------------------------------------
Douglas Emmett, Inc.(b)                          62,600        1,530,570
--------------------------------------------------------------------------
Mack-Cali Realty Corp.(b)                       103,500        4,322,160
--------------------------------------------------------------------------
SL Green Realty Corp.                            28,400        3,166,884
==========================================================================
                                                              17,808,500
==========================================================================

REGIONAL MALLS-5.26%

CBL & Associates Properties, Inc.               140,900        4,644,064
--------------------------------------------------------------------------
General Growth Properties, Inc.                  64,400        3,201,324
--------------------------------------------------------------------------
Macerich Co. (The)                               12,100          982,762
--------------------------------------------------------------------------
Simon Property Group, Inc.(b)                    31,500        2,989,980
==========================================================================
                                                              11,818,130
==========================================================================

SELF STORAGE FACILITIES-2.21%

Public Storage                                   19,900        1,508,022
--------------------------------------------------------------------------
Public Storage-Series A Dep. Shares             135,100        3,453,156
==========================================================================
                                                               4,961,178
==========================================================================

SHOPPING CENTERS-2.43%

Developers Diversified Realty Corp.              24,100        1,288,868
--------------------------------------------------------------------------
Inland Real Estate Corp.(b)                     268,700        4,159,476
==========================================================================
                                                               5,448,344
==========================================================================

SPECIALTY PROPERTIES-1.57%

Digital Realty Trust, Inc.(b)                    38,700        1,509,300
--------------------------------------------------------------------------
Entertainment Properties Trust(b)                42,300        2,023,632
==========================================================================
                                                               3,532,932
==========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $103,297,129)                                    115,859,882
==========================================================================

PREFERRED STOCKS-44.83%

APARTMENTS-1.94%

Equity Residential-Series K, 8.29% Pfd.(c)        3,300          190,472
--------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.-
  Series H, 8.30% Pfd.                          122,900        3,073,729
--------------------------------------------------------------------------
Post Properties, Inc.-Series A, 8.50% Pfd.       21,300        1,098,015
==========================================================================
                                                               4,362,216
==========================================================================

DIVERSIFIED-2.92%

iStar Financial Inc.,
  Series E, 7.88% Pfd.                          115,700        2,672,670
--------------------------------------------------------------------------
  Series I, 7.50% Pfd.                          125,100        2,782,224
--------------------------------------------------------------------------
Lexington Realty-Series B, 8.05% Pfd.            44,900        1,109,030
==========================================================================
                                                               6,563,924
==========================================================================

AIM Select Real Estate Income Fund


                                                SHARES         VALUE
--------------------------------------------------------------------------

FREESTANDING-1.23%

National Retail Properties Inc.-Series C,
  7.38% Pfd.                                    117,200     $  2,754,200
==========================================================================

HEALTHCARE-2.05%

Health Care Property Investors, Inc. Series
  F, 7.10% Pfd.                                  52,500        1,214,325
--------------------------------------------------------------------------
Health Care REIT, Inc.-Series F, 7.63% Pfd.      10,200          246,636
--------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc. Series D,
  8.38% Pfd.                                    127,900        3,136,108
==========================================================================
                                                               4,597,069
==========================================================================

INDUSTRIAL PROPERTIES-1.62%

EastGroup Properties, Inc.-Series D, 7.95%
  Pfd.                                          142,800        3,570,000
--------------------------------------------------------------------------
ProLogis-Series C, 8.54% Pfd.(c)                    950           57,208
==========================================================================
                                                               3,627,208
==========================================================================

INDUSTRIAL/OFFICE MIXED-4.55%

LBA Realty Fund II,
  Series A, 8.75% Pfd.(d)                        60,000        2,700,000
--------------------------------------------------------------------------
  Series B, 7.63% Pfd.(d)                       139,200        2,505,600
--------------------------------------------------------------------------
PS Business Parks, Inc.,
  Series M, 7.20% Pfd.                           84,200        1,957,650
--------------------------------------------------------------------------
  Series O, 7.38% Pfd.                           65,500        1,532,700
--------------------------------------------------------------------------
  Series P, 6.70% Pfd.                           70,400        1,531,200
==========================================================================
                                                              10,227,150
==========================================================================

LODGING-RESORTS-10.02%

AP AIMCAP Corp.-Series A, 8.25% Pfd.(c)         195,800        3,867,050
--------------------------------------------------------------------------
FelCor Lodging Trust Inc.-Series C, 8.00%
  Pfd.                                          104,900        2,486,130
--------------------------------------------------------------------------
Hersha Hospitality Trust-Series A, 8.00% Pfd.    27,900          684,945
--------------------------------------------------------------------------
Hilton Hotels Corp., 8.00% Pfd.                  30,500          744,200
--------------------------------------------------------------------------
Hospitality Properties Trust-Series B, 8.88%
  Pfd.                                          295,000        7,439,900
--------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.,
  Series B, 8.25% Pfd.(b)                        46,600        1,137,040
--------------------------------------------------------------------------
  Series C, 8.25% Pfd.                          128,800        3,098,928
--------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.-Series A,
  8.00% Pfd.                                    125,700        3,029,370
==========================================================================
                                                              22,487,563
==========================================================================

OFFICE PROPERTIES-8.63%

Corporate Office Properties Trust,
  Series G, 8.00% Pfd.                          188,600        4,713,114
--------------------------------------------------------------------------
  Series J, 7.63% Pfd.(b)                       125,700        3,067,080
--------------------------------------------------------------------------
HRPT Properties Trust-Series B, 8.75% Pfd.      326,300        8,170,552
--------------------------------------------------------------------------
Kilroy Realty Corp.,
  Series E, 7.80% Pfd.                           33,400          802,602
--------------------------------------------------------------------------
  Series F, 7.50% Pfd.                          113,200        2,633,032
==========================================================================
                                                              19,386,380
==========================================================================

                                                SHARES         VALUE
--------------------------------------------------------------------------


REGIONAL MALLS-7.54%

CBL & Associates Properties, Inc.,
  Series C, 7.75% Pfd.                          220,400     $  5,454,900
--------------------------------------------------------------------------
  Series D, 7.38% Pfd.                          110,500        2,663,050
--------------------------------------------------------------------------
Glimcher Realty Trust,
  Series F, 8.75% Pfd.                           52,200        1,291,950
--------------------------------------------------------------------------
  Series G, 8.13% Pfd.(b)                        92,100        2,196,585
--------------------------------------------------------------------------
Realty Income Corp.-Series E, 6.75% Pfd.        103,800        2,402,970
--------------------------------------------------------------------------
Taubman Centers, Inc.-Series G, 8.00% Pfd.      116,600        2,909,170
==========================================================================
                                                              16,918,625
==========================================================================

SELF STORAGE FACILITIES-1.77%

Public Storage, Inc.,
  Series C, 6.60% Pfd.                           10,000          229,900
--------------------------------------------------------------------------
  Series G, 7.00% Pfd.                           38,100          926,592
--------------------------------------------------------------------------
  Series I, 7.25% Pfd.(b)                        78,500        1,945,230
--------------------------------------------------------------------------
  Series M, 6.63% Pfd.                           38,100          871,728
==========================================================================
                                                               3,973,450
==========================================================================

SHOPPING CENTERS-0.91%

Cedar Shopping Centers Inc.-Series A, 8.88%
  Pfd.(b)                                        50,100        1,257,510
--------------------------------------------------------------------------
Saul Centers, Inc.-Series A, 8.00% Pfd.          31,800          783,552
==========================================================================
                                                               2,041,062
==========================================================================

SPECIALTY PROPERTIES-1.65%

Digital Realty Trust, Inc.,
  Series A, 8.50% Pfd.                           32,400          819,396
--------------------------------------------------------------------------
  Series B, 7.88% Pfd.                           50,800        1,266,444
--------------------------------------------------------------------------
Entertainment Properties Trust-Series B,
  7.75% Pfd.                                     70,700        1,626,807
==========================================================================
                                                               3,712,647
==========================================================================
    Total Preferred Stocks (Cost
      $104,620,433)                                          100,651,494
==========================================================================
                                               PRINCIPAL
                                                AMOUNT
ASSET-BACKED SECURITIES-0.01%

COMMERCIAL MORTGAGE BACKED SECURITY
  CONDUIT-0.01%

Credit Suisse First Boston Mortgage
  Securities Corp.-Series 2003-C3, Class G,
  Pass Through Ctfs., 4.62%, 05/15/38
  (Acquired 06/25/07; Cost $23,289)(c)(e)      $ 25,000           22,353
==========================================================================

AIM Select Real Estate Income Fund



                                                SHARES          VALUE
--------------------------------------------------------------------------
MONEY MARKET FUNDS-3.11%

Liquid Assets Portfolio-Institutional
  Class(f)                                     3,492,846    $  3,492,846
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)       3,492,846       3,492,846
==========================================================================
    Total Money Market Funds (Cost
      $6,985,692)                                              6,985,692
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.55% (Cost
  $214,926,543)                                              223,519,421
==========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-4.93%

Liquid Asset Portfolio-Institutional Class
  (Cost $11,070,048)(f)(g)                     11,070,048     11,070,048
==========================================================================
TOTAL INVESTMENTS-104.48% (Cost $225,996,591)                234,589,469
__________________________________________________________________________
==========================================================================
OTHER ASSETS LESS LIABILITIES-(4.48)%                        (10,061,984)
__________________________________________________________________________
==========================================================================
NET ASSETS-100.00%                                          $224,527,485
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Ctfs.  - Certificates
Dep.   - Depositary
Pfd.   - Preferred
REIT   - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Property type classifications used in this report are generally according to FSTE NAREIT U.S. Equity Index.
(b) All or a portion of this security was out on loan at August 31, 2007.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at August 31, 2007 was $4,137,083, which represented 1.84% of the Fund's Net Assets. See Note 1A.
(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at August 31, 2007 was $5,205,600, which represented 2.32% of the Fund's Net Assets.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at August 31, 2007 represented 0.01% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Real Estate Income Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

ASSETS:

Investments, at value (Cost $207,940,851)*     $216,533,729
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $18,055,740)                             18,055,740
===========================================================
    Total investments (Cost $225,996,591)       234,589,469
===========================================================
Receivables for:
  Investments sold                                1,621,019
-----------------------------------------------------------
  Fund shares sold                                   57,020
-----------------------------------------------------------
  Dividends and Interest                            330,579
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               28,159
-----------------------------------------------------------
Other assets                                        156,603
===========================================================
    Total assets                                236,782,849
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            643,180
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 83,850
-----------------------------------------------------------
  Collateral upon return of securities loaned    11,070,048
-----------------------------------------------------------
Accrued distribution fees                            48,366
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,820
-----------------------------------------------------------
Accrued transfer agent fees                          65,858
-----------------------------------------------------------
Accrued operating expenses                          340,242
===========================================================
Total liabilities                                12,255,364
===========================================================
Net assets applicable to shares outstanding    $224,527,485
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $141,993,739
-----------------------------------------------------------
Undistributed net investment income               1,704,336
-----------------------------------------------------------
Undistributed net realized gain                  72,236,532
-----------------------------------------------------------
Unrealized appreciation                           8,592,878
===========================================================
                                               $224,527,485
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $223,999,815
___________________________________________________________
===========================================================
Class B                                        $    162,269
___________________________________________________________
===========================================================
Class C                                        $    355,786
___________________________________________________________
===========================================================
Institutional Class                            $      9,615
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE, UNLIMITED NUMBER OF
SHARES AUTHORIZED:

Class A                                          13,765,068
___________________________________________________________
===========================================================
Class B                                               9,998
___________________________________________________________
===========================================================
Class C                                              21,915
___________________________________________________________
===========================================================
Institutional Class                                     591
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.27
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $16.27 divided by
    94.50%)                                    $      17.22
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      16.23
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      16.23
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      16.27
___________________________________________________________
===========================================================

* At August 31, 2007, securities with an aggregate value of $10,917,084 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Real Estate Income Fund

STATEMENT OF OPERATIONS

For the period January 1, 2007 through August 31, 2007 and the year ended December 31, 2006

                                                              EIGHT MONTHS
                                                                  ENDED        YEAR ENDED
                                                               AUGUST 31,     DECEMBER 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends                                                     $ 13,176,320    $ 39,566,245
------------------------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $2,063 and $0, respectively)        465,538       1,477,799
==========================================================================================
    Total investment income                                     13,641,858      41,044,044
==========================================================================================

EXPENSES:

Advisory fees                                                    2,283,096       8,195,941
------------------------------------------------------------------------------------------
Administrative services fees                                        78,213         219,452
------------------------------------------------------------------------------------------
Custodian fees                                                      37,177          83,205
------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                          363,634              --
------------------------------------------------------------------------------------------
  Class B                                                              370              --
------------------------------------------------------------------------------------------
  Class C                                                              389              --
------------------------------------------------------------------------------------------
Closed-End Fund auction rate preferred shares remarketing
  fees                                                                  --         428,151
------------------------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                  202,286          53,752
------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           22,749          42,022
------------------------------------------------------------------------------------------
Reports to shareholders                                            270,006         157,419
------------------------------------------------------------------------------------------
Other                                                              157,868         659,219
==========================================================================================
    Total expenses                                               3,415,788       9,839,161
==========================================================================================
Less: Fees waived and expense offset arrangement(s)               (415,228)     (2,763,281)
==========================================================================================
    Net expenses                                                 3,000,560       7,075,880
==========================================================================================
Net investment income                                           10,641,298      33,968,164
==========================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain from:
  Investment securities                                        110,632,400     148,263,431
------------------------------------------------------------------------------------------
  Swap agreements                                                       --       3,817,415
==========================================================================================
                                                               110,632,400     152,080,846
==========================================================================================
Change in net unrealized appreciation (depreciation):
  Investment securities                                       (133,061,751)      2,657,759
------------------------------------------------------------------------------------------
  Swap agreements                                                       --      (2,198,773)
==========================================================================================
                                                              (133,061,751)        458,986
==========================================================================================
Net realized and unrealized gain (loss)                        (22,429,351)    152,539,832
==========================================================================================
Distributions to auction rate preferred shareholders of
  Closed-End Fund from net investment income                            --      (8,030,811)
==========================================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(11,788,053)   $178,477,185
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Real Estate Income Fund

STATEMENT OF CHANGES IN NET ASSETS

For the period January 1, 2007 through August 31, 2007, the year ended December 31, 2006 and the year ended December 31, 2005

                                                              EIGHT MONTHS
                                                                  ENDED         YEAR ENDED       YEAR ENDED
                                                               AUGUST 31,      DECEMBER 31,     DECEMBER 31,
                                                                  2007             2006             2005
-------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 10,641,298     $ 33,968,164     $  35,929,303
-------------------------------------------------------------------------------------------------------------
  Net realized gain                                            110,632,400      152,080,846        74,378,212
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)        (133,061,751)         458,986       (88,702,186)
-------------------------------------------------------------------------------------------------------------
  Distributions to auction rate preferred shareholders of
    Closed-End Fund from net investment income                          --       (8,030,811)       (6,598,783)
=============================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (11,788,053)     178,477,185        15,006,546
=============================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (9,120,720)     (35,249,369)      (49,480,081)
-------------------------------------------------------------------------------------------------------------
  Class B                                                             (961)              --                --
-------------------------------------------------------------------------------------------------------------
  Class C                                                             (588)              --                --
-------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 (172)              --                --
=============================================================================================================
    Total distributions from net investment income              (9,122,441)     (35,249,369)      (49,480,081)
=============================================================================================================
Distributions to shareholders from net realized
  gains -- Class A                                              (3,664,438)    (150,180,311)      (66,504,582)
=============================================================================================================
    Decrease in net assets resulting from distributions        (12,786,879)    (185,429,680)     (115,984,663)
=============================================================================================================
Share transactions-net:
  Class A                                                     (429,827,090)     (13,033,473)               --
-------------------------------------------------------------------------------------------------------------
  Class B                                                          168,134               --                --
-------------------------------------------------------------------------------------------------------------
  Class C                                                          357,312               --                --
-------------------------------------------------------------------------------------------------------------
  Institutional Class                                               10,428               --                --
=============================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (429,291,216)     (13,033,473)               --
=============================================================================================================
    Net increase (decrease) in net assets                     (453,866,148)     (19,985,968)     (100,978,117)
=============================================================================================================

NET ASSETS:

  Beginning of period                                          678,393,633      698,379,601       799,357,718
=============================================================================================================
  End of period (including undistributed net investment
    income of $1,704,336, $(70,787) and $(53,044),
    respectively)                                             $224,527,485     $678,393,633     $ 698,379,601
_____________________________________________________________________________________________________________
=============================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Real Estate Income Fund

STATEMENT OF CASH FLOWS

For the year ended December 31, 2006*

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $ 178,477,185
===========================================================================
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                     (201,025,669)
---------------------------------------------------------------------------
  Proceeds from disposition of investments                      580,978,632
---------------------------------------------------------------------------
  Decrease in dividends receivable                                1,499,526
---------------------------------------------------------------------------
  Decrease in receivable for interest rate swap transactions      2,198,773
---------------------------------------------------------------------------
  Decrease in other assets                                           55,907
---------------------------------------------------------------------------
  Increase in common shares dividends payable                     5,836,978
---------------------------------------------------------------------------
  Decrease in interest payable on interest rate swap
    transactions                                                    (17,346)
---------------------------------------------------------------------------
  Decrease in dividends payable declared on auction rate
    preferred shares                                                (92,786)
---------------------------------------------------------------------------
  Increase in accrued expenses and other payables                   239,725
---------------------------------------------------------------------------
  Unrealized appreciation of investment securities               (2,657,759)
---------------------------------------------------------------------------
  Net realized gain from investment securities                 (148,263,431)
===========================================================================
    Net cash provided by operating activities                   417,229,735
===========================================================================
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Decrease in payable to custodian                                  (40,132)
---------------------------------------------------------------------------
  Disbursements from common shares repurchased                  (13,033,473)
---------------------------------------------------------------------------
  Disbursements from preferred shares redeemed                 (205,000,000)
---------------------------------------------------------------------------
  Distributions paid to common shareholders                    (185,429,680)
===========================================================================
    Net cash provided by (used in) financing activities        (403,503,285)
===========================================================================
Net increase in cash and cash equivalents                        13,726,450
===========================================================================
Cash and cash equivalents at beginning of period                          0
===========================================================================
Cash and cash equivalents at end of period                    $  13,726,450
___________________________________________________________________________
===========================================================================
* Statement of Cash Flows is not presented for the period
  January 1, 2007 through August 31, 2007 as the Fund meets
  the exemption criteria in accordance with FAS No. 102,
  Statement of Cash Flows - Exemption of Certain
  Enterprises.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Select Real Estate Income Fund

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Real Estate Income Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities, and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    Prior to March 12, 2007, the Fund operated as AIM Select Real Estate Income Fund (the "Closed-End Fund"). The Closed-End Fund was reorganized as an open-end fund on March 12, 2007 (the "Reorganization Date") through the transfer of all its assets and liabilities to the Fund (the "Reorganization"). Prior to the Reorganization, the Closed-End Fund redeemed Preferred Shares in their entirety. As part of the reorganization, the Closed-End Fund was restructured from a sole series of AIM Select Real Estate Income Fund to a new series portfolio of the Trust. Upon the closing of the Reorganization, holders of the Closed-End Fund Common Shares received Class A shares of the Fund. Information for the Common Shares of the Closed-End Fund, prior to the Reorganization is included with Class A shares throughout this report. Effective August 31, 2007, the fiscal year of the Fund changed to August 31.

    The Fund's primary investment objective is high current income; the Fund's secondary investment objective is capital appreciation.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM Select Real Estate Income Fund

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Effective on Reorganization Date, distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

       Prior to the Reorganization, the distribution policy for dividends from net investment income (prior to any reclassification as a return of capital) were declared and paid to Common Shareholders monthly. The Closed-End Fund offered a Dividend Reinvestment Plan to allow dividends, including any capital gain dividends, on Common Shares to be automatically reinvested in additional Common Shares of the Closed-End Fund.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

AIM Select Real Estate Income Fund

I. RISKS INVOLVED IN INVESTING IN THE FUND -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J. TEMPORARY REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund if Class A shares issued in connection with the Reorganization of the Closed-End Fund are redeemed within 12 months following the Reorganization Date. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    Prior to the Reorganization, the Closed-End Fund paid an advisory fee to AIM at annual rate of 0.90% of the sum of the Closed-End Fund's average daily net assets attributable to Common Shares, plus assets attributable to any Preferred Shares that were outstanding, plus the principal amount of any Borrowings ("Managed Assets"), payable on a monthly basis.

    Prior to the Reorganization, AIM had contractually agreed to waive a portion of its advisory fee as a percentage of average daily Managed Assets for the first seven years of the Closed-End Fund's operations as follows:

WAIVER PERIOD                                                 FEE WAIVER
------------------------------------------------------------------------
05/31/02-06/30/07                                               0.30%
========================================================================
07/01/07-06/30/08                                               0.20%
========================================================================
07/01/08-06/30/09                                               0.10%
 _______________________________________________________________________
========================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., AIM pays INVESCO Institutional (N.A.), Inc. 40% of the amount paid by the Fund to AIM, net if any fee waivers and expense reimbursements. Prior to March 12, 2007, AIM paid INVESCO Institutional (N.A.), Inc. 50% of the amount payable by the Closed-End Fund to AIM.

    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the period January 1, 2007 to August 31, 2007 and the year ended December 31, 2006, AIM waived advisory fees of $403,690 and $2,739,842, respectively.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. During the period January 1, 2007 to August 31, 2007 and the year ended December 31, 2006, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the period January 1, 2007 to August 31, 2007 and the year ended December 31, 2006, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund effective the Reorganization Date has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the period from the Reorganization Date to August 31, 2007, the Fund paid AIS $194,129 for Class A, Class B and Class C share classes.

AIM Select Real Estate Income Fund


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund effective on the Reorganization Date. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans") effective on the Reorganization Date. The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the period from the Reorganization Date to August 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period from the Reorganization Date to August 31, 2007, ADI advised the Fund that it retained $4,249 in front-end sales commissions from the sale of Class A shares and $0, $0 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Fund are officers and directors of AIM and/or AIM Investments, the parent corporation of AIM.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period January 1, 2007 to August 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         08/31/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 6,619,259      $112,170,850      $(115,297,263)     $3,492,846      $232,463
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             6,619,259       112,170,850       (115,297,263)      3,492,846       231,012
=================================================================================================
  Subtotal        $13,238,518      $224,341,700      $(230,594,526)     $6,985,692      $463,475
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               12/31/06          AT COST          FROM SALES         08/31/07        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $        --      $ 85,779,636      $ (74,709,588)     $11,070,048     $  2,063
=================================================================================================
  Total
    Investments
    in
    Affiliates    $13,238,518      $310,121,336      $(305,304,114)     $18,055,740     $465,538
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the period January 1, 2007 to August 31, 2007 and the year ended December 31, 2006, the Fund and the Closed-End Fund received credits from these arrangements, which resulted in the reduction of the Fund and the Closed-End Fund's total expenses of $11,538 and $23,439, respectively.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

AIM Select Real Estate Income Fund


    During the period January 1, 2007 to August 31, 2007 and the year ended December 31, 2006, the Fund and the Closed-End Fund paid legal fees of $4,459 and $7,122, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund effective on the Reorganization Date may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. During the period January 1, 2007 to August 31, 2007 and the year ended December 31, 2006, the Fund did not borrow or lend under the interfund lending facility.

    Effective on June 27, 2007, the Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the period from June 27, 2007 to August 31, 2007, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    For the period January 1, 2007 to March 12, 2007, the Closed-End Fund is a party to a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Closed-End Fund may borrow up to the lesser of (i) $250,000,000, or (ii) the limits set by its prospectus for borrowings. The Closed-End Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. For the period January 1, 2007 to March 12, 2007, the Closed-End Fund did not borrow under the committed credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At August 31, 2007, securities with an aggregate value of $10,917,084 were on loan to brokers. The loans were secured by cash collateral of $11,070,048 received by the Fund and subsequently invested in an affiliated money market fund. For the period January 1, 2007 to August 31, 2007 and the year ended December 31, 2006, the Fund and the Closed-End Fund received dividends on cash collateral investments of $2,063 and $0, respectively, for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--TAX INFORMATION

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period January 1, 2007 to August 31, 2007 and the years ended December 31, 2006 and 2005 was as follows:

                                                                 2007            2006            2005
---------------------------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                             $ 9,122,441    $ 42,317,025(a) $ 38,832,671(a)
---------------------------------------------------------------------------------------------------------
  Long-term capital gain                                        3,664,438     151,143,466(b)   83,750,775(b)
=========================================================================================================
  Total distributions                                         $12,786,879    $193,460,491    $122,583,446
_________________________________________________________________________________________________________
=========================================================================================================

(a) Includes Preferred Shares ordinary income distributions of $1,756,638 and $2,090,399 for the years ended December 31, 2006 and 2005, respectively.
(b) Includes Preferred Shares long-term capital gain distributions of $6,274,173 and $4,508,384 for the years ended December 31, 2006 and 2005, respectively.

AIM Select Real Estate Income Fund


TAX COMPONENTS OF NET ASSETS:


As of August 31, 2007 and December 31, 2006, the components of net assets on a tax basis were as follows:

                                                                  2007            2006
------------------------------------------------------------------------------------------
Undistributed ordinary income                                 $  5,222,936    $         --
------------------------------------------------------------------------------------------
Undistributed long-term gain                                    70,280,404       3,656,775
------------------------------------------------------------------------------------------
Net unrealized appreciation -- investments                       7,107,595     140,256,424
------------------------------------------------------------------------------------------
Temporary book/tax differences                                     (77,189)        (70,787)
------------------------------------------------------------------------------------------
Shares of beneficial interest                                  141,993,739     534,551,221
==========================================================================================
  Total net assets                                            $224,527,485    $678,393,633
__________________________________________________________________________________________
==========================================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of August 31, 2007.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period January 1, 2007 to August 31, 2007 was $96,914,172 and $515,098,675, respectively and during the year ended December 31, 2006 was $201,025,669 and $562,983,172, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------------------------
                                                              EIGHT MONTHS ENDED     YEAR ENDED
                                                                  AUGUST 31,        DECEMBER 31,
                                                                     2007               2006
------------------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $15,477,717        $142,397,229
------------------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (8,370,122)         (2,140,805)
================================================================================================
Net unrealized appreciation of investment securities             $ 7,107,595        $140,256,424
________________________________________________________________________________________________
================================================================================================
Cost of investments for tax purposes is $227,481,874 at August 31, 2007. Cost of investments for tax purposes is $536,174,892 at December 31, 2006.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of expenses related to the plan of reorganization and the use of a portion of the proceeds from redemptions as distributions, on August 31, 2007, undistributed net investment income was increased by $256,266, undistributed net realized gain was decreased by $36,990,000 and shares of beneficial interest increased by $36,733,734. This reclassification had no effect on the net assets of the Fund.

AIM Select Real Estate Income Fund

NOTE 11--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING*
-------------------------------------------------------------------------------------------------------------------------
                                                                   EIGHT MONTHS ENDED                 YEAR ENDED
                                                                       AUGUST 31,                    DECEMBER 31,
                                                                       2007(A)(B)                        2006
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         141,022    $   2,382,123             --    $         --
-------------------------------------------------------------------------------------------------------------------------
  Class B(c)                                                       10,418          174,122             --              --
-------------------------------------------------------------------------------------------------------------------------
  Class C(c)                                                       22,500          365,894             --              --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                              581           10,017             --              --
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         212,635        3,618,000             --              --
-------------------------------------------------------------------------------------------------------------------------
  Class B(c)                                                           55              926             --              --
-------------------------------------------------------------------------------------------------------------------------
  Class C(c)                                                           35              588             --              --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                               10              172             --              --
=========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                               1               22             --              --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                              (1)             (22)            --              --
=========================================================================================================================
Reacquired:(d)
  Class A                                                     (25,696,786)    (435,827,235)      (827,300)(e)  (13,033,473)(e)
-------------------------------------------------------------------------------------------------------------------------
  Class B(c)                                                         (474)          (6,892)            --              --
-------------------------------------------------------------------------------------------------------------------------
  Class C(c)                                                         (620)          (9,170)            --              --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                               --              239             --              --
=========================================================================================================================
                                                              (25,310,624)   $(429,291,216)      (827,300)(e) $(13,033,473)(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(*) For the year ended December 31, 2005, there were no changes in shares outstanding.
(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 40% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Upon the Reorganization as an open-end fund on March 12, 2007, holders of the Closed-End Fund Common Shares received 39,108,196 Class A shares of the Fund with an aggregate net assets value of $680,052,002 in connection with such reorganization, which was equal to the number of Closed-End Fund Common Shares they owned and the aggregate net assets value prior to the Reorganization. The net asset value of the Fund's Class A shares received in connection with the Reorganization immediately after the Reorganization was the same as the net asset value of Closed-End Fund Common Shares immediately prior to the Reorganization.
(c)  Class B, Class C and Institutional Class shares commenced on March 9,
     2007.
(d) Net of redemption fees of $8,762,412 allocated among the classes based on relative net assets of each class.
(e)  Closed-End Fund repurchased and retired Common Shares.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

AIM Select Real Estate Income Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to March 12, 2007 includes financial data for the common shares of the Closed-End Fund.

                                                      CLASS A*
                                  ------------------------------------------------

                                  JANUARY 1, 2007
                                        TO               YEAR ENDED DECEMBER 31,
                                    AUGUST 31,          --------------------------
                                       2007               2006           2005
-------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $  17.35          $  17.49       $  20.02
-------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                   0.44(a)           0.86           0.90
-------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                      (1.54)             3.88          (0.36)
-------------------------------------------------------------------------------
Less distributions to auction
  rate preferred shareholders of
  Closed-End Fund from net
  investment income(c)                     N/A             (0.20)         (0.17)
===============================================================================
    Total from investment
      operations                         (1.10)             4.54           0.37
===============================================================================
Less offering costs charged to
  paid-in-capital:
  Offering costs on common
    shares of Closed-End Fund               --                --             --
-------------------------------------------------------------------------------
  Offering costs on auction rate
    preferred shares of
    Closed-End Fund                         --                --             --
-------------------------------------------------------------------------------
  Dilutive effect of common
    share offering of Closed-End
    Fund                                    --                --             --
===============================================================================
    Total offering costs charged
      to paid-in capital of
      Closed-End Fund                       --                --             --
===============================================================================
Less distributions:
  Dividends from net investment
    income                               (0.38)            (0.89)         (1.24)
-------------------------------------------------------------------------------
  Distributions from net
    realized gains                       (0.09)            (3.84)         (1.66)
-------------------------------------------------------------------------------
  Return of capital                         --                --             --
===============================================================================
    Total distributions                  (0.47)            (4.73)         (2.90)
===============================================================================
Increase from common shares of
  Closed-End Fund repurchased               --              0.05             --
===============================================================================
Redemption fees added to shares
  of beneficial interest                  0.49               N/A            N/A
===============================================================================
Net asset value, end of period        $  16.27          $  17.35       $  17.49
===============================================================================
Market value per common share of
  Closed-End Fund                          N/A          $  16.67       $  14.98
_______________________________________________________________________________
===============================================================================
Total return at net asset value          (3.59)%(d)(e)     29.15%(f)       4.44%(f)
===============================================================================
Market value return(f)                     N/A             44.88%          2.33%
_______________________________________________________________________________
===============================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $224,000          $678,394       $698,380
_______________________________________________________________________________
===============================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements                1.08%(g)          0.96%(h)       0.95%(h)
-------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                1.23%(g)          1.33%(h)       1.33%(h)
===============================================================================
Ratio of net investment income
  to average net assets                   3.82%(g)          4.59%(h)       4.70%(h)
===============================================================================
Ratio of distributions to
  auction rate preferred
  shareholders of Closed-End
  Fund to average net assets
  attributable to common shares
  of Closed-End Fund                       N/A              1.30%(i)       0.86%
===============================================================================
Portfolio turnover rate(j)                  24%               23%            17%
===============================================================================
Auction rate preferred shares of
  Closed-End Fund:
  Liquidation value, end of
    period (000s omitted)                  N/A                --       $205,000
===============================================================================
  Total shares outstanding                 N/A                --          8,200
===============================================================================
  Asset coverage per share                 N/A                --       $110,168
===============================================================================
  Liquidation and market value
    per share                              N/A                --       $ 25,000
_______________________________________________________________________________
===============================================================================

                                                   CLASS A*
                                  -------------------------------------------
                                                                MAY 31, 2002
                                                                (COMMENCEMENT
                                  YEAR ENDED DECEMBER 31,         DATE) TO
                                  --------------------          DECEMBER 31,
                                    2004        2003                2002
--------------------------------
Net asset value, beginning of
  period                          $  17.83    $  12.83            $  14.33
--------------------------------
Income from investment
  operations:
  Net investment income               0.85        0.95(b)             0.49(b)
--------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                   3.16        5.33               (1.35)
--------------------------------
Less distributions to auction
  rate preferred shareholders of
  Closed-End Fund from net
  investment income(c)               (0.08)      (0.06)              (0.04)
================================
    Total from investment
      operations                      3.93        6.22               (0.90)
================================
Less offering costs charged to
  paid-in-capital:
  Offering costs on common
    shares of Closed-End Fund           --          --               (0.03)
--------------------------------
  Offering costs on auction rate
    preferred shares of
    Closed-End Fund                     --       (0.00)              (0.07)
--------------------------------
  Dilutive effect of common
    share offering of Closed-End
    Fund                                --       (0.00)              (0.00)
================================
    Total offering costs charged
      to paid-in capital of
      Closed-End Fund                   --       (0.00)              (0.10)
================================
Less distributions:
  Dividends from net investment
    income                           (1.24)      (0.79)              (0.42)
--------------------------------
  Distributions from net
    realized gains                   (0.50)         --                  --
--------------------------------
  Return of capital                     --       (0.43)              (0.08)
================================
    Total distributions              (1.74)      (1.22)              (0.50)
================================
Increase from common shares of
  Closed-End Fund repurchased           --          --                  --
================================
Redemption fees added to shares
  of beneficial interest               N/A         N/A                 N/A
================================
Net asset value, end of period    $  20.02    $  17.83            $  12.83
================================
Market value per common share of
  Closed-End Fund                 $  17.50    $  16.59            $  12.30
________________________________
================================
Total return at net asset value      24.43%(f)    51.41%(f)          (6.90)%(f)
================================
Market value return(f)               16.89%      46.95%             (14.73)%
________________________________
================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $799,358    $712,069            $511,940
________________________________
================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements            0.93%(h)     1.00%(b)(h)        1.02% (b)(h)(i)
--------------------------------
  Without fee waivers and/or
    expense reimbursements            1.32%(h)     1.41%(b)(h)        1.43% (b)(h)(i)
================================
Ratio of net investment income
  to average net assets               4.64%(h)     6.46%(b)(h)        6.28% (b)(h)(i)
================================
Ratio of distributions to
  auction rate preferred
  shareholders of Closed-End
  Fund to average net assets
  attributable to common shares
  of Closed-End Fund                  0.42%       0.43%               0.50%(i)
================================
Portfolio turnover rate(j)              19%         37%                 35%
================================
Auction rate preferred shares of
  Closed-End Fund:
  Liquidation value, end of
    period (000s omitted)         $205,000    $205,000            $205,000
================================
  Total shares outstanding           8,200       8,200               8,200
================================
  Asset coverage per share        $122,483    $111,838            $ 87,432
================================
  Liquidation and market value
    per share                     $ 25,000    $ 25,000            $ 25,000
________________________________
================================

(*) Prior to March 12, 2007 the Fund operated as a Closed-End Fund. On such date, holders of common shares of Closed-End Fund received Class A shares of the Fund equal to the number of Closed-End Fund common shares they owned prior to the Reorganization.
(a)  Calculated using average shares outstanding.
(b) As a result of changes in accounting principles generally accepted in the United States of America, the Closed-End Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest expense as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio by 0.67%, decrease the expense ratio by 0.67% and increase net investment income per share by $0.10 for the year ended December 31, 2003. For consistency, similar reclassifications have been made to prior year amounts, resulting in an increase to the net investment income ratio of 0.38%, a decrease to the expense ratio of 0.38% and an increase to net investment income per share of $0.03 for the period May 31, 2002 (commencement date) through December 31, 2002.

AIM Select Real Estate Income Fund

(c)  Based on average number of common shares outstanding of Closed-End Fund.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008.
(f) Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares' value of Closed-End Fund over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Closed-End Fund's common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Closed-End Fund's dividend reinvestment plan. Not annualized for periods less than one year.
(g) Ratios are annualized and based on average daily net assets of $417,801,298.
(h) Ratios do not reflect the effect of dividend payments to auction rate preferred shareholders of Closed-End Fund; income ratios reflect income earned on investments made with assets attributable to auction rate preferred shares of Closed-End Fund.
(i)  Annualized.
(j) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                              CLASS B             CLASS C          INSTITUTIONAL CLASS
                                                           -------------       -------------       --------------------
                                                           MARCH 9, 2007       MARCH 9, 2007          MARCH 9, 2007
                                                           (COMMENCEMENT       (COMMENCEMENT          (COMMENCEMENT
                                                             DATE) TO            DATE) TO                DATE) TO
                                                            AUGUST 31,          AUGUST 31,              AUGUST 31,
                                                               2007                2007                    2007
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $17.34              $17.34                  $17.34
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                      0.22                0.22                    0.32
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (1.56)              (1.56)                  (1.57)
=======================================================================================================================
    Total from investment operations                           (1.34)              (1.34)                  (1.25)
=======================================================================================================================
Less dividends from net investment income                      (0.24)              (0.24)                  (0.30)
=======================================================================================================================
Redemption fees added to shares of beneficial interest          0.47                0.47                    0.48
=======================================================================================================================
Net asset value, end of period                                $16.23              $16.23                  $16.27
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)(c)                                             (5.10)%             (5.10)%                 (4.53)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $  162              $  356                  $   10
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets(d)                      2.04%               2.04%                   0.89%
=======================================================================================================================
Ratio of net investment income to average net assets(d)         2.86%               2.86%                   4.01%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                        24%                 24%                     24%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, where applicable, and is not annualized for periods less than one year.
(c) Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008.
(d) Ratios are annualized and based on average daily net assets of $78,209, 82,050 and 9,942 for Class B, Class C and Institutional Class shares, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

AIM Select Real Estate Income Fund

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Select Real Estate Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIM Select Real Estate Income Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Select Real Estate Income Fund (one of the funds constituting AIM Counselor Series Trust, formerly the sole portfolio constituting AIM Select Real Estate Income Fund, hereafter referred to as the "Fund") at August 31, 2007, the results of its operations, the changes in its net assets, its cash flows and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

AIM Select Real Estate Income Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      actual account values and actual expenses.   expense ratio and an assumed rate of
two types of costs: (1) transaction costs,   You may use the information in this table,   return of 5% per year before expenses,
which may include sales charges (loads) on   together with the amount you invested, to    which is not the Fund's actual return.
purchase payments or contingent deferred     estimate the expenses that you paid over
sales charges on redemptions; and            the period. Simply divide your account          The hypothetical account values and
redemption fees, if any; and (2) ongoing     value by $1,000 (for example, an $8,600      expenses may not be used to estimate the
costs, including distribution and/or         account value divided by $1,000 = 8.6),      actual ending account balance or expenses
service (12b-1) fees; and other Fund         then multiply the result by the number in    you paid for the period. YOU MAY USE THIS
expenses. This example is intended to help   the table under the heading entitled         INFORMATION TO COMPARE THE ONGOING COSTS
you understand your ongoing costs (in        "Actual Expenses Paid During Period" to      OF INVESTING IN THE FUND AND OTHER FUNDS.
dollars) of investing in the Fund and to     estimate the expenses you paid on your       To do so, compare this 5% hypothetical
compare these costs with ongoing costs of    account during this period (March 12,        example with the 5% hypothetical examples
investing in other mutual funds. The         2007, through August 31, 2007 for the        that appear in the shareholder reports of
actual ending account value and expenses     Class B and C shares). Because the actual    the other funds.
of the Class A shares are based on an        ending account value and expense
investment of $1,000 invested at the         information in the example is not based         Please note that the expenses shown
beginning of the period and held for the     upon a six month period for the Class B      in the table are meant to highlight your
entire period March 1, 2007, through         and C, the ending account value and          ongoing costs only and do not reflect any
August 31, 2007. The actual ending account   expense information may not provide a        transaction costs, such as sales charges
value and expenses of the Class B and C      meaningful comparison to mutual funds that   (loads) on purchase payments, contingent
shares in the below example are based on     provide such information for a full six      deferred sales charges on redemptions, and
an investment of $1,000 invested on March    month period.                                redemption fees, if any. Therefore, the
12, 2007 and held through August 31, 2007.                                                hypothetical information is useful in
                                             HYPOTHETICAL EXAMPLE FOR COMPARISON          comparing ongoing costs only, and will not
ACTUAL EXPENSES                              PURPOSES                                     help you determine the relative total
                                                                                          costs of owning different funds. In
The table below provides information about   The table below also provides information    addition, if these transaction costs were
                                             about hypothetical account values and        included, your costs would have been
                                             hypothetical expenses based on the Fund's    higher.
                                             actual

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (3/01/07)             (8/31/07)(1)          PERIOD(2),(5)    (8/31/07)        PERIOD(3),(6)        RATIO (4)
  A                $1,000.00               $944.00                 $5.88       $1,019.16             $ 6.11            1.20%
  B(1)              1,000.00                939.00                  9.37        1,014.92              10.36            2.04
  C(1)              1,000.00                939.00                  9.37        1,014.92              10.36            2.04

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007 (March 12, 2007, through August 31, 2007 for the Class B and C shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year. For the Class B and C shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by
     173 (March 12, 2007, through August 31, 2007)/365. Because the Class B and C shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)  Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class A, B, and C shares of the Fund and other funds because such data is based on a full six month period.

(4)  The Fund, which was previously a closed-end fund, was reorganized on March 12, 2007 as an open-end fund and Class A shares were issued for Closed-End Fund Common Shares. The annualized expense ratio restated as if the expenses of the open-end fund had been in effect throughout the entire most recent fiscal half year is 1.29% for Class A shares.

(5)  The actual expenses paid restated as if the changes discussed above in footnote 4 had been in effect throughout the entire most recent fiscal half year are $6.32 for the Class A shares.

(6)  The hypothetical expenses paid restated as if the changes discussed above in footnote 4 had been in effect throughout the entire most recent fiscal half year are $6.56 for the Class A shares.

====================================================================================================================================

Supplement to Annual Report dated 8/31/07

AIM SELECT REAL ESTATE INCOME FUND

INSTITUTIONAL CLASS SHARES                   ==========================================   SHARE CLASSES PRIMARILY DUE TO DIFFERING
                                             AVERAGE ANNUAL TOTAL RETURNS                 SALES CHARGES AND CLASS EXPENSES.
The following information has been           For periods ended 8/31/07
prepared to provide Institutional Class                                                      CLASS A SHARES ISSUED IN CONNECTION
shareholders with a performance overview     Inception                           16.97%   WITH THE FUND'S REORGANIZATION TO AN
specific to their holdings. Institutional     5 Years                            18.48    OPEN-END FUND WILL BE SUBJECT TO A 2%
Class shares are offered exclusively to       1 Year                              4.83    REDEMPTION FEE UNTIL MARCH 11, 2008. NEW
institutional investors, including defined                                                PURCHASES ON OR AFTER MARCH 11, 2007, ARE
contribution plans that meet certain         AVERAGE ANNUAL TOTAL RETURNS                 NOT SUBJECT TO A REDEMPTION FEE. SEE
criteria.                                    For periods ended 6/30/07, most recent       PROSPECTUS FOR MORE INFORMATION.
                                             calendar quarter-end
==========================================                                                   HAD THE ADVISOR NOT WAIVED FEES AND/OR
NASDAQ SYMBOL                       ASRIX    Inception                           18.22%   REIMBURSED EXPENSES IN THE PAST,
==========================================    5 Years                            18.03    PERFORMANCE WOULD HAVE BEEN LOWER.
                                              1 Year                             17.81
                                             ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             ON MARCH 12, 2007, THE FUND REORGANIZED      RECENT RETURNS MAY BE MORE OR LESS THAN
                                             FROM A CLOSED-END FUND TO AN OPEN-END        THOSE SHOWN. ALL RETURNS ASSUME
                                             FUND. THE INCEPTION DATE FOR THE OPEN-END    REINVESTMENT OF DISTRIBUTIONS (REINVESTED
                                             FUND'S INSTITUTIONAL CLASS SHARES IS MARCH   AT NET ASSET VALUE, EXCEPT FOR PERIODS
                                             9, 2007; RETURNS SINCE THAT DATE ARE         PRIOR TO MARCH 12, 2007 WHERE
                                             HISTORICAL RETURNS. ALL OTHER RETURNS ARE    REINVESTMENTS WERE MADE AT THE LOWER OF
                                             BLENDED RETURNS OF THE HISTORICAL            THE CLOSED-END FUNDS NET ASSET VALUE OR
                                             PERFORMANCE OF INSTITUTIONAL CLASS SHARES    MARKET PRICE) AT NAV. INVESTMENT RETURN
                                             AND THE HISTORICAL PERFORMANCE OF THE        AND PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                             CLOSED-END FUND'S COMMON SHARES AT NET       SHARES, WHEN REDEEMED, MAY BE WORTH MORE
                                             ASSET VALUE (NAV), RESTATED TO REFLECT THE   OR LESS THAN THEIR ORIGINAL COST. SEE FULL
                                             ANNUAL OTHER EXPENSES OF THE INSTITUTIONAL   REPORT FOR INFORMATION ON COMPARATIVE
                                             CLASS SHARES, WHICH ARE ESTIMATED TO BE      BENCHMARKS. PLEASE CONSULT YOUR FUND
                                             0.04% HIGHER THAN THOSE OF THE CLOSED-END    PROSPECTUS FOR MORE INFORMATION. FOR THE
                                             FUND. THE CLOSED-END FUND'S COMMON SHARES    MOST CURRENT MONTH-END PERFORMANCE, PLEASE
                                             INCEPTION DATE IS MAY 31, 2002.              CALL 800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                               INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NAV.
                                             PERFORMANCE OF INSTITUTIONAL CLASS SHARES
                                             WILL DIFFER FROM PERFORMANCE OF OTHER

Over for information on your Fund's
expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM   SREI-INS-1   AIM Distributors, Inc. [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.      expense ratio and an assumed rate of
                                             Simply divide your account value by $1,000   return of 5% per year before expenses,
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        which is not the Fund's actual return.
ongoing costs. This example is intended to   divided by $1,000 = 8.6), then multiply
help you understand your ongoing costs (in   the result by the number in the table           The hypothetical account values and
dollars) of investing in the Fund and to     under the heading entitled "Actual           expenses may not be used to estimate the
compare these costs with ongoing costs of    Expenses Paid During Period" to estimate     actual ending account balance or expenses
investing in other mutual funds. The         the expenses you paid on your account        you paid for the period. YOU MAY USE THIS
actual ending account value and expenses     during the period, March 12, 2007, through   INFORMATION TO COMPARE THE ONGOING COSTS
in the below example are based on an         August 31, 2007. Because the actual ending   OF INVESTING IN THE FUND AND OTHER FUNDS.
investment of $1,000 invested on March 12,   account value and expense information in     To do so, compare this 5% hypothetical
2007 and held through August 31, 2007. The   the example is not based upon a six month    example with the 5% hypothetical examples
hypothetical ending account value and        period, the ending account value and         that appear in the shareholder reports of
expenses in the below example are based on   expense information may not provide a        the other funds.
an investment of $1,000 invested at the      meaningful comparison to mutual funds that
beginning of the period and held for the     provide such information for a full six         Please note that the expenses shown in
entire six month period March 1, 2007,       month period.                                the table are meant to highlight your
through August 31, 2007.                                                                  ongoing costs only. Therefore, the
                                             HYPOTHETICAL EXAMPLE FOR COMPARISON          hypothetical information is useful in
ACTUAL EXPENSES                              PURPOSES                                     comparing ongoing costs only, and will not
                                                                                          help you determine the relative total
The table below provides information about   The table below also provides information    costs of owning different funds.
actual account values and actual expenses.   about hypothetical account values and
You may use the information in this table,   hypothetical expenses based on the Fund's
together with the amount you invested, to    actual
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS         (3/1/07)(1)            (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(3)           RATIO
Institutional      $1,000.00               $944.90                $4.10        $1,020.72             $4.53             0.89%

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 12, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period March 1, 2007, through August 31, 2007.

(2)  Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 173 (March 12, 2007, through August 31, 2007)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3)  Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional class shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIMINVESTMENTS.COM   SREI-INS-1   A I M Distributors, Inc.

AIM Select Real Estate Income Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     responsibility of the Senior Officer is to   are competent and able to continue to
Counselor Series Trust is required under     manage the process by which the AIM Funds'   carry out their responsibilities under the
the Investment Company Act of 1940 to        proposed management fees are negotiated      Fund's advisory agreement.
approve annually the renewal of the AIM      during the annual contract renewal process
Select Real Estate Income Fund (the Fund)    to ensure that they are negotiated in a         In determining whether to continue the
investment advisory agreement with A I M     manner which is at arms' length and          Fund's advisory agreement, the Board
Advisors, Inc. (AIM). During contract        reasonable. Accordingly, the Senior          considered the prior relationship between
renewal meetings held on June 25-27, 2007,   Officer must either supervise a              AIM and the Fund, as well as the Board's
the Board as a whole and the disinterested   competitive bidding process or prepare an    knowledge of AIM's operations, and
or "independent" Trustees, voting            independent written evaluation. The Senior   concluded that it was beneficial to
separately, approved the continuance of      Officer has recommended that an              maintain the current relationship, in
the Fund's investment advisory agreement     independent written evaluation be provided   part, because of such knowledge. The Board
for another year, effective July 1, 2007.    and, upon the direction of the Board, has    also considered the steps that AIM and its
In doing so, the Board determined that the   prepared an independent written              affiliates have taken over the last
Fund's advisory agreement is in the best     evaluation.                                  several years to improve the quality and
interests of the Fund and its shareholders                                                efficiency of the services they provide to
and that the compensation to AIM under the      During the annual contract renewal        the Funds in the areas of investment
Fund's advisory agreement is fair and        process, the Board considered the factors    performance, product line diversification,
reasonable.                                  discussed below under the heading "Factors   distribution, fund operations, shareholder
                                             and Conclusions and Summary of Independent   services and compliance. The Board
   The independent Trustees met separately   Written Fee Evaluation" in evaluating the    concluded that the quality and efficiency
during their evaluation of the Fund's        fairness and reasonableness of the Fund's    of the services AIM and its affiliates
investment advisory agreement with           advisory agreement at the contract renewal   provide to the AIM Funds in each of these
independent legal counsel from whom they     meetings and at their meetings throughout    areas have generally improved, and support
received independent legal advice, and the   the year as part of their ongoing            the Board's approval of the continuance of
independent Trustees also received           oversight of the Fund. The Fund's advisory   the Fund's advisory agreement.
assistance during their deliberations from   agreement was considered separately,
the independent Senior Officer, a            although the Board also considered the       B. FUND PERFORMANCE
full-time officer of the AIM Funds who       common interests of all of the AIM Funds
reports directly to the independent          in their deliberations. The Board            The Board compared the Fund's performance
Trustees. The following discussion more      comprehensively considered all of the        during the past one and three calendar
fully describes the process employed by      information provided to them and did not     years to the performance of funds in the
the Board to evaluate the performance of     identify any particular factor that was      Fund's Lipper peer group that are not
the AIM Funds (including the Fund)           controlling. Furthermore, each Trustee may   managed by AIM, and against the
throughout the year and, more                have evaluated the information provided      performance of all funds in the Lipper
specifically, during the annual contract     differently from one another and             Real Estate Funds Index. The Board also
renewal meetings.                            attributed different weight to the various   reviewed the methodology used by Lipper to
                                             factors. The Trustees recognized that the    identify the Fund's peers. The Board noted
THE BOARD'S FUND EVALUATION PROCESS          advisory arrangements and resulting          that the Fund's performance was below the
                                             advisory fees for the Fund and the other     median performance of its peers for the
The Board's Investments Committee has        AIM Funds are the result of years of         one and three year periods. The Board
established three Sub-Committees which are   review and negotiation between the           noted that the Fund's performance was
responsible for overseeing the management    Trustees and AIM, that the Trustees may      below the performance of the Index for the
of a number of the series portfolios of      focus to a greater extent on certain         one and three year periods. The Board also
the AIM Funds. This Sub-Committee            aspects of these arrangements in some        noted that the Fund was reorganized from a
structure permits the Trustees to focus on   years than others, and that the Trustees'    closed-end fund to an open-end fund on
the performance of the AIM Funds that have   deliberations and conclusions in a           March 12, 2007 and that the comparative
been assigned to them. The Sub-Committees    particular year may be based in part on      performance data that they reviewed was
meet throughout the year to review the       their deliberations and conclusions of       that of the open-end fund. The Board also
performance of their assigned funds, and     these same arrangements throughout the       considered the steps AIM has taken over
the Sub-Committees review monthly and        year and in prior years.                     the last several years to improve the
quarterly comparative performance                                                         quality and efficiency of the services
information and periodic asset flow data     FACTORS AND CONCLUSIONS AND SUMMARY OF       that AIM provides to the AIM Funds. The
for their assigned funds. These materials    INDEPENDENT WRITTEN FEE EVALUATION           Board concluded that AIM continues to be
are prepared under the direction and                                                      responsive to the Board's focus on fund
supervision of the independent Senior        The discussion below serves as a summary     performance. However, due to the Fund's
Officer. Over the course of each year, the   of the Senior Officer's independent          under-performance, the Board also
Sub-Committees meet with portfolio           written evaluation, as well as               concluded that it would be appropriate for
managers for their assigned funds and        a discussion of the material factors and     the Board to continue to closely monitor
other members of management and review       related conclusions that formed the basis    and review the performance of the Fund.
with these individuals the performance,      for the Board's approval of the Fund's       Although the independent written
investment objective(s), policies,           advisory agreement and sub-advisory          evaluation of the Fund's Senior Officer
strategies and limitations of these funds.   agreement. Unless otherwise stated,          (discussed below) only considered Fund
                                             information set forth below is as of June    performance through the most recent
   In addition to their meetings             27, 2007 and does not reflect any changes    calendar year, the Board also reviewed
throughout the year, the Sub-Committees      that may have occurred since that date,      more recent Fund performance and this
meet at designated contract renewal          including but not limited to changes to      review did not change their conclusions.
meetings each year to conduct an in-depth    the Fund's performance, advisory fees,
review of the performance, fees and          expense limitations and/or fee waivers.      C. ADVISORY FEES AND FEE WAIVERS
expenses of their assigned funds. During
the contract renewal process, the Trustees   I  INVESTMENT ADVISORY AGREEMENT             The Board compared the Fund's contractual
receive comparative performance and fee                                                   advisory fee rate to the contractual
data regarding all the AIM Funds prepared    A. NATURE, EXTENT AND QUALITY OF SERVICES    advisory fee rates of funds in the Fund's
by an independent company, Lipper, Inc.,        PROVIDED BY AIM                           Lipper peer group that are not managed by
under the direction and supervision of the                                                AIM, at a common asset level and as of the
independent Senior Officer who also          The Board reviewed the advisory services     end of the past calendar year. The Board
prepares a separate analysis of this         provided to the Fund by AIM under the        noted that the Fund's advisory fee rate
information for the Trustees. Each           Fund's advisory agreement, the               was comparable to the median advisory fee
Sub-Committee then makes recommendations     performance of AIM in providing these        rate of its peers. The Board also reviewed
to the Investments Committee regarding the   services, and the credentials and            the methodology used by Lipper and noted
performance, fees and expenses of their      experience of the officers and employees     that the contractual fee rates shown by
assigned funds. The Investments Committee    of AIM who provide these services. The       Lipper include any applicable long-term
considers each SubCommittee's                Board's review of the qualifications of      contractual fee waivers. The Board also
recommendations and makes its own            AIM to provide these services included the   compared the Fund's contractual advisory
recommendations regarding the performance,   Board's consideration of AIM's portfolio     fee rate to the contractual advisory fee
fees and expenses of the AIM Funds to the    and product review process, various back     rates of other clients of AIM and its
full Board. Moreover, the Investments        office support functions provided by AIM,    affiliates with investment strategies
Committee considers each SubCommittee's      and AIM's equity and fixed income trading    comparable to those of the Fund, including
recommendations in making its annual         operations. The Board concluded that the     three mutual funds advised by AIM, one
recommendation to the Board whether to       nature, extent and quality of the advisory   mutual fund sub-advised by an AIM
approve the continuance of each AIM Fund's   services provided to the Fund by AIM were    affiliate, and three offshore funds
investment advisory agreement and            appropriate and that AIM currently is        advised and sub-advised by AIM affiliates.
sub-advisory agreement, if applicable        providing satisfactory advisory services     The Board noted that the Fund's rate was:
(advisory agreements), for another year.     in accordance with the terms of the Fund's   (i) below the rates for two of the mutual
                                             advisory agreement. In addition, based on    funds and comparable to the rate for the
   The independent Trustees, as mentioned    their ongoing meetings throughout the year   third mutual fund; (ii) above the
above, are assisted in their annual          with the Fund's portfolio managers, the      sub-advisory fee rate for the sub-advised
evaluation of the advisory agreements by     Board concluded that these individuals       mutual fund, although the advisory fee
the independent Senior Officer. One                                                       rate for such sub-advised mutual fund

                                                                                                                         (continued)

AIM SELECT REAL ESTATE INCOME FUND

was above the Fund's; and (iii) below the    AIM's affiliates, had prepared an            agreement. In addition, based on their
advisory fee rates for two of the three      independent written evaluation to assist     ongoing meetings throughout the year with
offshore funds and comparable to the         the Board in determining the                 the Fund's portfolio managers, the Board
advisory fee rate for the third such         reasonableness of the proposed management    concluded that these individuals are
offshore fund.                               fees of the AIM Funds, including the Fund.   competent and able to continue to carry
                                             The Board noted that they had relied upon    out their responsibilities under the
   Additionally, the Board compared the      the Senior Officer's written evaluation      Fund's sub-advisory agreement.
Fund's contractual advisory fee rate to      instead of a competitive bidding process.
the total advisory fees paid by numerous     In determining whether to continue the       B. FUND PERFORMANCE
separately managed accounts/wrap accounts    Fund's advisory agreement, the Board
advised by an AIM affiliate. The Board       considered the Senior Officer's written      The Board compared the Fund's performance
noted that the Fund's rate was generally     evaluation.                                  during the past one and three calendar
above the rates for the separately managed                                                years to the performance of funds in the
accounts/wrap accounts. The Board            G. COLLATERAL BENEFITS TO AIM AND ITS        Fund's Lipper peer group that are not
considered that management of the            AFFILIATES                                   managed by AIM, and against the
separately managed accounts/wrap accounts                                                 performance of all funds in the Lipper
by the AIM affiliate involves different      The Board considered various other           Real Estate Funds Index. The Board also
levels of services and different             benefits received by AIM and its             reviewed the methodology used by Lipper to
operational and regulatory requirements      affiliates resulting from AIM's              identify the Fund's peers. The Board noted
than AIM's management of the Fund. The       relationship with the Fund, including the    that the Fund's performance was below the
Board concluded that these differences are   fees received by AIM and its affiliates      median performance of its peers for the
appropriately reflected in the fee           for their provision of administrative,       one and three year periods. The Board
structure for the Fund and the separately    transfer agency and distribution services    noted that the Fund's performance was
managed accounts/wrap accounts.              to the Fund. The Board considered the        below the performance of the Index for the
                                             performance of AIM and its affiliates in     one and three year periods. The Board also
   The Board noted that AIM has not          providing these services and the             noted that the Fund was reorganized from a
proposed any advisory fee waivers or         organizational structure employed by AIM     closed-end fund to an open-end fund on
expense limitations for the Fund. The        and its affiliates to provide these          March 12, 2007 and that the comparative
Board concluded that it was not necessary    services. The Board also considered that     performance data that they reviewed was
at this time to discuss with AIM whether     these services are provided to the Fund      that of the open-end fund. The Board also
to implement any such waivers or expense     pursuant to written contracts which are      considered the steps AIM has taken over
limitations because the Fund's overall       reviewed and approved on an annual basis     the last several years to improve the
expense ratio was comparable to the median   by the Board. The Board concluded that AIM   quality and efficiency of the services
expense ratio of the funds in the Fund's     and its affiliates were providing these      that AIM provides to the AIM Funds. The
Lipper peer group that are not managed by    services in a satisfactory manner and in     Board concluded that AIM continues to be
AIM.                                         accordance with the terms of their           responsive to the Board's focus on fund
                                             contracts, and were qualified to continue    performance. However, due to the Fund's
   After taking account of the Fund's        to provide these services to the Fund.       underperformance, the Board also concluded
contractual advisory fee rate, as well as                                                 that it would be appropriate for the Board
the comparative advisory fee information        The Board considered the benefits         to continue to closely monitor and review
discussed above, the Board concluded that    realized by AIM as a result of portfolio     the performance of the Fund. Although the
the Fund's advisory fees were fair and       brokerage transactions executed through      independent written evaluation of the
reasonable.                                  "soft dollar" arrangements. Under these      Fund's Senior Officer (discussed below)
                                             arrangements, portfolio brokerage            only considered Fund performance through
D. ECONOMIES OF SCALE AND BREAKPOINTS        commissions paid by the Fund and/or other    the most recent calendar year, the Board
                                             funds advised by AIM are used to pay for     also reviewed more recent Fund performance
The Board considered the extent to which     research and execution services. The Board   and this review did not change their
there are economies of scale in AIM's        noted that soft dollar arrangements shift    conclusions.
provision of advisory services to the        the payment obligation for the research
Fund. The Board also considered whether      and executions services from AIM to the      C. SUB-ADVISORY FEES
the Fund benefits from such economies of     funds and therefore may reduce AIM's
scale through contractual breakpoints in     expenses. The Board also noted that          The Board compared the Fund's contractual
the Fund's advisory fee schedule or          research obtained through soft dollar        sub-advisory fee rate to the sub-advisory
through advisory fee waivers or expense      arrangements may be used by AIM in making    fees paid by other sub-advisory clients of
limitations. The Board noted that the        investment decisions for the Fund and may    the Sub-Advisor with investment strategies
Fund's contractual advisory fee schedule     therefore benefit Fund shareholders. The     comparable to those of the Fund, including
includes seven breakpoints and that the      Board concluded that AIM's soft dollar       three mutual funds sub-advised by the
level of the Fund's advisory fees, as a      arrangements were appropriate. The Board     Sub-Advisor and three offshore funds
percentage of the Fund's net assets, had     also concluded that, based on their review   sub-advised by the Sub-Advisor. The Board
decreased as net assets increased because    and representations made by AIM, these       noted that the Fund's sub-advisory fee
of the breakpoints. Based on this            arrangements were consistent with            rate was: (i) above the sub-advisory fee
information, the Board concluded that the    regulatory requirements.                     rates for the three mutual funds; (ii)
Fund's advisory fees appropriately reflect                                                below the sub-advisory fee rates for two
economies of scale at current asset             The Board considered the fact that the    of the offshore funds and above the
levels. The Board also noted that the Fund   Fund's uninvested cash and cash collateral   sub-advisory fee rate for the third
shares directly in economies of scale        from any securities lending arrangements     offshore fund. Additionally, the Board
through lower fees charged by third party    may be invested in money market funds        compared the Fund's contractual
service providers based on the combined      advised by AIM pursuant to procedures        sub-advisory fee rate to the total
size of all of the AIM Funds and             approved by the Board. The Board noted       advisory fees paid by numerous separately
affiliates.                                  that AIM will receive advisory fees from     managed accounts/wrap accounts sub-advised
                                             these affiliated money market funds          by the Sub-Advisor with investment
E. PROFITABILITY AND FINANCIAL RESOURCES     attributable to such investments, although   strategies comparable to those of the
OF AIM                                       AIM has contractually agreed to waive the    Fund. The Board noted that the Fund's
                                             advisory fees payable by the Fund with       sub-advisory fee rate was generally
The Board reviewed information from AIM      respect to its investment of uninvested      comparable to the rates for the separately
concerning the costs of the advisory and     cash in these affiliated money market        managed accounts/wrap accounts. The Board
other services that AIM and its affiliates   funds through at least June 30, 2008. The    considered the services to be provided by
provide to the Fund and the profitability    Board considered the contractual nature of   the Sub-Advisor pursuant to the Fund's
of AIM and its affiliates in providing       this fee waiver and noted that it remains    sub-advisory agreement and the services to
these services. The Board also reviewed      in effect until at least June 30, 2008.      be provided by AIM pursuant to the Fund's
information concerning the financial         The Board concluded that the Fund's          advisory agreement, as well as the
condition of AIM and its affiliates. The     investment of uninvested cash and cash       allocation of fees between AIM and the
Board also reviewed with AIM the             collateral from any securities lending       Sub-Advisor pursuant to the sub-advisory
methodology used to prepare the              arrangements in the affiliated money         agreement. The Board noted that the
profitability information. The Board         market funds is in the best interests of     sub-advisory fees have no direct effect on
considered the overall profitability of      the Fund and its shareholders.               the Fund or its shareholders, as they are
AIM, as well as the profitability of AIM                                                  paid by AIM to the Sub-Advisor, and that
in connection with managing the Fund. The    II SUB-ADVISORY AGREEMENT                    AIM AND THE SUB-ADVISOR ARE AFFILIATES.
BOARD NOTED THAT AIM CONTINUES TO OPERATE                                                 AFTER TAKING ACCOUNT OF THE FUND'S
AT A NET PROFIT, ALTHOUGH INCREASED          A. NATURE, EXTENT AND QUALITY OF SERVICES    contractual sub-advisory fee rate, as well
expenses in recent years have reduced the       PROVIDED BY THE SUB-ADVISOR               as the comparative sub-advisory fee
profitability of AIM and its affiliates.                                                  information, the Board concluded that the
The Board concluded that the Fund's          The Board reviewed the services provided     Fund's sub-advisory fees were fair and
advisory fees were fair and reasonable,      by INVESCO Institutional (N.A.), Inc. (the   reasonable.
and that the level of profits realized by    Sub-Advisor) under the Fund's sub-advisory
AIM and its affiliates from providing        agreement, the performance of the            D. FINANCIAL RESOURCES OF THE SUB-ADVISOR
services to the Fund was not excessive in    Sub-Advisor in providing these services,
light of the nature, quality and extent of   and the credentials and experience of the    The Board considered whether the
the services provided. The Board             officers and employees of the Sub-Advisor    Sub-Advisor is financially sound and has
considered whether AIM is financially        who provide these services. The Board        the resources necessary to perform its
sound and has the resources necessary to     concluded that the nature, extent and        obligations under the Fund's sub-advisory
perform its obligations under the Fund's     quality of the services provided by the      agreement, and concluded that the
advisory agreement, and concluded that AIM   Sub-Advisor were appropriate and that the    Sub-Advisor has the financial resources
has the financial resources necessary to     Sub-Advisor currently is providing           necessary to fulfill these obligations.
fulfill these obligations.                   satisfactory services in accordance with
                                             the terms of the Fund's sub-advisory
F. INDEPENDENT WRITTEN EVALUATION OF THE
FUND'S SENIOR OFFICER

The Board noted that, upon their
direction, the Senior Officer of the Fund, who is independent of AIM and

AIM Select Real Estate Income Fund

AIM SELECT REAL ESTATE INCOME FUND

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for the period January 1, 2007 to August 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Long-Term Capital Gain Dividends                              $40,654,438
         Qualified Dividend Income*                                           2.36%
         Corporate Dividends Received Deduction*                                 0%

       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended February 28, 2007, May 31, 2007 and August 31, 2007 were 2.15%, 1.69%, and 3.10%, respectively.

AIM Select Real Estate Income Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.
  Principal                                  (financial services holding company),
  Executive Officer                          AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       2003       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            1983       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2003       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2000       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          2003       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         2003       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      2003       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        2003       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              1997       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Select Real Estate Income Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2003       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      International
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    (N.A.), Inc.
                              Houston, TX 77046-1173   Suite 100                Suite 2900               INVESCO
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Realty
                                                                                                         Advisors
                                                                                                         Division
                                                                                                         Three
                                                                                                         Galleria
                                                                                                         Tower
                                                                                                         Suite
                                                                                                         500
                                                                                                         13155
                                                                                                         Noel
                                                                                                         Road
                                                                                                         Dallas,
                                                                                                         TX
                                                                                                         75340-5042

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                            [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-21048 and
   postage.                                         333-84256.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:          If used after January 20, 2008, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
1. Log in to your account.                          recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                        SREI-AR-1                       A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                            AIM STRUCTURED CORE FUND
                 Annual Report to Shareholders o August 31, 2007

                               [COVER GLOBE IMAGE]

DOMESTIC EQUITY

Large-Cap Blend

Table of Contents

Letters to Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule of Investments ..................    9
Financial Statements .....................   12
Notes to Financial Statements ............   15
Financial Highlights .....................   21
Auditor's Report .........................   25
Fund Expenses ............................   26
Approval of Advisory Agreement ...........   27
Tax Information ..........................   29
Trustees and Officers ....................   30

[AIM INVESTMENT SOLUTIONS]

        [GRAPHIC]   [GRAPHIC]
        [DOMESTIC     [FIXED
         EQUITY]     INCOME]

[GRAPHIC]   [GRAPHIC]     [GRAPHIC]
 [TARGET     [TARGET    [DIVERSIFIED
  RISK]     MATURITY]    PORTFOLIOS]

     [GRAPHIC]       [GRAPHIC]
      [SECTOR     [INTERNATIONAL/
      EQUITY]      GLOBAL EQUITY]


[AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM Structured Core Fund

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review, and what factors affected its
   [TAYLOR                                   performance. The following pages contain important information that answers questions
    PHOTO]                                   you may have about your investment.

                                                Despite a significant, albeit short-lived, stock market sell-off in late February and early March--and a more severe stock market decline that began in July--major stock
Philip Taylor                                market indexes in the United States and abroad generally performed well for the 12 months ended August 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on
                                             Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations, thereby slowing the economy.

                                                In an effort to ensure that the weak housing market and tight credit markets did not affect the U.S. economy more generally, the U.S. Federal Reserve Board in September cut its key federal funds target rate for the first time in more than four years.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o  Domestic, global and international equity funds

                                             o  Taxable and tax-exempt fixed-income funds

                                             o  Allocation portfolios, with risk/return characteristics to match your needs

                                             o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and
                                                PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             In conclusion

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming
                                             AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at
                                             800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in
                                             us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Structured Core Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO,
     [CROCKETT                               AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments
        PHOTO]                               --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have
Bruce L. Crockett                            seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of August 31, 2007).

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                             would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Structured Core Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
=======================================================================================   and relative valuation. The sum of the
PERFORMANCE SUMMARY                                                                       scores from these four factors makes up
                                                                                          our alpha (excess return) forecast,
For the fiscal year ended August 31, 2007, AIM Structured Core Fund underperformed its    relative to the average stock in the
broad market and style-specific benchmark, the S&P 500 Index. @Underperformance was       universe. Stocks are also evaluated on a
primarily the result of our decision to not own certain stocks that were large            multitude of other factors to develop a
contributors to the index's return.                                                       stock-specific risk forecast and
                                                                                          transaction cost forecast.
   Your Fund's long-term performance appears later in this report.
                                                                                             We then incorporate the alpha forecast,
FUND VS. INDEXES                                                                          risk forecast and transaction cost
                                                                                          forecast-- using an optimizer (a
Total returns, 8/31/06-8/31/07, excluding applicable sales charges. If sales charges      proprietary software system)--to build a
were included, returns would be lower.                                                    portfolio that we believe is an optimal
                                                                                          balance of the stocks' potential return
Class A Shares                                                                   11.60%   and risk. This portfolio is constructed
Class B Shares                                                                   10.74    according to certain constraints to
Class C Shares                                                                   10.74    increase the probability that the Fund's
Class R Shares                                                                   11.33    relative performance and volatility remain
S&P 500 Index@ (Broad Market/Style-Specific Index)                               15.13    within the Fund strategy's guidelines. The
Lipper Large-Cap Core Funds Index@ (Peer Group Index)                            14.65    portfolio is continually monitored by the
                                                                                          Fund management team. The overall
SOURCE:  @LIPPER INC.                                                                     investment process is repeated on a
                                                                                          monthly basis to determine which companies
How we invest                                o  Universe Development                      should be bought or sold.

We manage your Fund to provide exposure to   o  Stock Rankings                            Market Conditions and Your Fund
large cap core equity stocks. We seek to
outperform the S&P 500 Index while           o  Risk Assessment                           Over the fiscal year ended August 31,
minimizing the amount of additional risk                                                  2007, the U.S. stock market delivered
relative to the benchmark. The Fund can be   o  Portfolio Construction                    strong double-digit returns despite
used as a long-term allocation to large                                                   concerns about subprime mortgages and a
cap stocks that compliments other            o  Trading                                   weakening housing market. As the reporting
style-specific strategies within a                                                        period drew to a close, we saw a series of
diversified asset allocation strategy.          While the companies included within the   generally positive economic developments
                                             S&P 500 Index are used as a general guide    and were encouraged by signs of continued
   The investment process integrates the     for developing the Fund's investable         economic strength and positive
following key steps:                         universe, non-benchmark stocks may also be
                                             considered. Each stock in the universe is
                                             evaluated on four factors: company
                                             earnings momentum, price trend, management
                                             action

                                                                                                                         (continued)

==========================================   ==========================================   ==========================================
   PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Integrated Oil & Gas               8.1%   1.  Exxon Mobil Corp.                 5.4%
Financials                           20.1%   2. Pharmaceuticals                    7.0    2.  Microsoft Corp.                   3.3
Information Technology               20.1    3. Computer Hardware                  6.8    3.  Cisco Systems, Inc.               3.2
Energy                               10.3    4. Other Diversified                         4.  Hewlett-Packard Co.               2.8
Consumer Discretionary               10.2       Financial Services                 6.7    5.  Apple Inc.                        2.7
Health Care                           9.5    5. Communications                            6.  Pfizer Inc.                       2.7
Industrials                           9.4       Equipment                                 7.  JPMorgan Chase & Co.              2.7
Consumer Staples                      8.8    Total Net Assets             $5.05 million   8.  Altria Group, Inc                 2.6
Telecommunication Services            4.6    Total Number of Holdings*              96    9.  Merck & Co. Inc.                  2.4
Materials                             4.2                                                 10. General Electric Co.              2.4
Utilities                             2.0
Money Market Funds Plus Other
Assets Less Liabilities               0.8

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*  Excluding money market fund holdings.

==========================================   ==========================================   ==========================================

AIM Structured Core Fund

performance across most market                  Stock selection within the portfolio      JEREMY S. LEFKOWITZ
capitalizations and sectors.                 was weak for the fiscal year primarily as
                                             the result of the optimization process.      Portfolio manager, is lead manager of AIM
   Gross domestic product (GDP), a measure   The largest detractor from relative          Structured Core Fund. He began his
of economic growth, increased at a healthy   performance came from not owning certain     investments career in 1968 and has been
annualized rate of 3.8% in the second        benchmark stocks which performed well        associated with INVESCO Institutional
quarter of 2007.(1) This was a significant   during the fiscal year. These stocks         and/or its affiliates since 1982. Mr.
increase over the first quarter of 2007      included Amgen, Starbucks and Advanced       Lefkowitz earned a B.S. in industrial
when GDP grew at an annualized rate of       Micro Devices. Stocks we overweighted,       engineering and an M.B.A. in finance from
just 0.6%.(1) Much of the growth in the      such as TESORO, Apple Computer and MEMC      Columbia University.
second quarter was driven by an increase     Electronic Materials, contributed
in net exports and higher defense            positively to Fund performance. Our          MAUREEN DONNELLAN
spending.                                    strategy emphasized stocks we believed
                                             possessed strong earnings growth, positive   Portfolio manager, is manager of AIM
   Inflation, as measured by the Consumer    price trends and reasonable valuations.      Structured Core Fund. She has been
Price Index, rose at an annualized rate of                                                associated with INVESCO Institutional
4.5% during the first seven months of 2007      In terms of risk management, we seek to   and/or its affiliates since 1974.
compared to 2.5% for all of 2006.(2) This    minimize any style biases in the
increase was largely due to energy costs,    portfolio. Active managers typically add     W. LAWSON MCWHORTER
which rose by an annualized rate of 21.3%    value in one of or a combination of four
during the first seven months of 2007.(2)    areas: beta bias (relative volatility),      Portfolio manager, is manager of AIM
This was a reversal from 2006, when energy   style bias, sector/industry over/under       Structured Core Fund. He has been
costs actually declined during the second    weight and stock selection. We attempt to    associated with INVESCO Institutional
half of the year and were up only 2.9% for   add value through our stock selection        and/or its affiliates since 2005. Mr.
all of 2006.(2)                              decisions. Consequently, our risk            McWhorter earned a B.A. with cum laude
                                             management process seeks to neutralize the   honors from Davidson College. He is a
   It is important to understand our         Fund's exposure relative to the benchmark    Chartered Market Technician.
investment process to better evaluate the    with regard to beta, style and
drivers of our relative performance versus   sector/industry exposures.                   WILLIAM E. MERSON
the benchmark. We generally evaluate
performance based on the impact of our          We thank you for your continued           Portfolio manager, is manager of AIM
stock selection and risk management.         investment in AIM Structured Core Fund.      Structured Core Fund. He has been
                                                                                          associated with INVESCO Institutional
   Our stock selection model, based on the   Sources: (1) Bureau of Economic Analysis,    and/or its affiliates since 1984. Mr.
four factors (company earnings momentum,     (2) Bureau of Labor Statistics               Merson earned a B.B.A. from Manhattan
price trend, management action and                                                        College and an M.B.A. from New York
relative value) making up our alpha          The views and opinions expressed in          University.
(excess return) forecast for stocks in our   management's discussion of fund
investment universe, was a positive          performance are those of A I M Advisors,     DANIEL TSAI
contributor to Fund performance.             Inc. These views and opinions are subject
                                             to change at any time based on factors       Chartered Financial Analyst, portfolio
   In selecting holdings for the Fund, we    such as market and economic conditions.      manager, is manager of AIM Structured
also take into account our risk and          These views and opinions may not be relied   Core Fund. He has been associated with
transaction cost forecasts. We use our       upon as investment advice or                 INVESCO Institutional and/or its
software system optimizer to assist in       recommendations, or as an offer for a        affiliates since 2000. Mr. Tsai earned a
making investment decisions, based on risk   particular security. The information is      B.S. in mechanical engineering from
and transaction cost forecasts as well as    not a complete analysis of every aspect of   National Taiwan University and a M.S. in
our alpha forecast. Consequently, while      any market, country, industry, security or   mechanical engineering from the University
our stock selection model may identify a     the fund. Statements of fact are from        of Michigan. He also earned a M.S. in
stock with an attractive alpha forecast,     sources considered reliable, but A I M       computer science at Wayne State
the optimizer may indicate that its          Advisors, Inc. makes no representation or    University.
transaction costs are too high and/or its    warranty as to their completeness or
risk level is unacceptable. Placing more     accuracy. Although historical performance    ANNE M. UNFLAT
of an emphasis on transaction costs and      is no guarantee of future results, these
potential risk in making stock selections    insights may help you understand our         Portfolio manager, is manager of AIM
can benefit or detract from Fund             investment management philosophy.            Structured Core Fund. She has been
performance. For the fiscal year, it                                                      associated with INVESCO Institutional
detracted from our results.                     See important Fund and index              and/or its affiliates since 1988. Ms.
                                             disclosures later in this report.            Unflat graduated magna cum laude from
                                                                                          Queens College with a B.A. in economics.
                                                                                          She earned her M.B.A. degree in finance
                                                                                          from St. John's University.

                                                                                          Assisted by the U.S. Structured Products
                                                                                          Group Research Team

AIM Structured Core Fund

YOUR FUND'S LONG-TERM PERFORMANCE

====================================================================================================================================
                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND AND INDEX DATA FROM 3/31/06

                                                                                                                          LIPPER
                                                                                                                         LARGE-CAP
             AIM STRUCTURED CORE   AIM STRUCTURED CORE   AIM STRUCTURED CORE   AIM STRUCTURED CORE                      CORE FUNDS
     DATE    FUND-CLASS A SHARES   FUND-CLASS B SHARES   FUND-CLASS C SHARES   FUND-CLASS R SHARES   S&P 500 INDEX(1)    INDEX(1)
   3/31/06          $ 9450                $10000                $10000                $10000              $10000          $10000
      4/06            9554                 10100                 10100                 10100               10134           10104
      5/06            9261                  9790                  9790                  9800                9843            9798
      6/06            9337                  9859                  9859                  9870                9856            9806
      7/06            9412                  9939                  9939                  9959                9917            9772
      8/06            9630                 10159                 10159                 10180               10152           10015
      9/06            9866                 10399                 10399                 10430               10414           10226
     10/06           10272                 10819                 10819                 10860               10753           10567
     11/06           10423                 10969                 10969                 11010               10957           10774
     12/06           10487                 11028                 11028                 11070               11111           10883
      1/07           10697                 11250                 11250                 11304               11279           11059
      2/07           10419                 10947                 10947                 11000               11059           10868
      3/07           10583                 11109                 11109                 11162               11182           10977
      4/07           10986                 11524                 11524                 11589               11677           11434
      5/07           11361                 11918                 11918                 11994               12084           11824
      6/07           11063                 11595                 11595                 11669               11884           11681
      7/07           10583                 11089                 11089                 11162               11516           11352
      8/07           10748                 10851                 11251                 11334               11688           11482
====================================================================================================================================
                                                                                                             SOURCES: (1)LIPPER INC.

Past performance cannot guarantee            charges. Index results include reinvested
comparable future results.                   dividends, but they do not reflect sales
                                             charges. Performance of an index of funds
   The data shown in the chart include       reflects fund expenses and management
reinvested distributions, applicable sales   fees; performance of a market index does
charges, Fund expenses and management        not. Performance shown in the chart and
fees. Results for Class B shares are         table(s) does not reflect deduction of
calculated as if a hypothetical              taxes a shareholder would pay on Fund
shareholder had liquidated his entire        distributions or sale of Fund shares.
investment in the Fund at the close of the   Performance of the indexes does not
reporting period and paid the applicable     reflect the effects of taxes.
contingent deferred sales

AIM Structured Core Fund

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 8/31/07, including applicable sales    As of 6/30/07, the most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (3/31/06)                  5.22%   CLASS A SHARES
   1 Year                            5.49    Inception (3/31/06)                  8.44%
                                                1 Year                           11.92
CLASS B SHARES
Inception (3/31/06)                  5.92%   CLASS B SHARES
   1 Year                            5.74    Inception (3/31/06)                  9.45%
                                                1 Year                           12.59
CLASS C SHARES
Inception (3/31/06)                  8.66%   CLASS C SHARES
   1 Year                            9.74    Inception (3/31/06)                 12.57%
                                                1 Year                           16.59
CLASS R SHARES
Inception (3/31/06)                  9.22%   CLASS R SHARES
   1 Year                           11.33    Inception (3/31/06)                 13.15%
                                                1 Year                           18.22
==========================================   ==========================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST      CLASS A SHARE PERFORMANCE REFLECTS THE
PERFORMANCE AND CANNOT GUARANTEE             MAXIMUM 5.50% SALES CHARGE, AND CLASS B
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CONTINGENT DEFERRED SALES
VISIT AIMINVESTMENTS.COM FOR THE MOST        CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
RECENT MONTH-END PERFORMANCE. PERFORMANCE    CDSC ON CLASS B SHARES DECLINES FROM 5%
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CHANGES IN NET ASSET VALUE AND THE EFFECT    THE BEGINNING OF THE SEVENTH YEAR. THE
OF THE MAXIMUM SALES CHARGE UNLESS           CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
OTHERWISE STATED. INVESTMENT RETURN AND      YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   HAVE A FRONT-END SALES CHARGE; RETURNS
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        SHOWN ARE AT NET ASSET VALUE AND DO NOT
SHARES.                                      REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                             ON A TOTAL REDEMPTION OF RETIREMENT PLAN
   THE NET ANNUAL FUND OPERATING EXPENSE     ASSETS WITHIN THE FIRST YEAR.
RATIO SET FORTH IN THE MOST RECENT FUND
PROSPECTUS AS OF THE DATE OF THIS REPORT        THE PERFORMANCE OF THE FUND'S SHARE
FOR CLASS A, CLASS B, CLASS C AND CLASS R    CLASSES WILL DIFFER PRIMARILY DUE TO
SHARES WAS 1.00%, 1.75%, 1.75% AND 1.25%,    DIFFERENT SALES CHARGE STRUCTURES AND
RESPECTIVELY.(1) THE TOTAL ANNUAL FUND       CLASS EXPENSES.
OPERATING EXPENSE RATIO SET FORTH IN THE
MOST RECENT FUND PROSPECTUS AS OF THE DATE      HAD THE ADVISOR NOT WAIVED FEES AND/OR
OF THIS REPORT FOR CLASS A, CLASS B, CLASS   REIMBURSED EXPENSES, PERFORMANCE WOULD
C AND CLASS R SHARES WAS 1.90%, 2.65%,       HAVE BEEN LOWER.
2.65% AND 2.15%, RESPECTIVELY. THE EXPENSE
RATIOS PRESENTED ABOVE MAY VARY FROM THE     (1) Total annual operating expenses less
EXPENSE RATIOS PRESENTED IN OTHER SECTIONS       any contractual fee waivers and/or
OF THIS REPORT THAT ARE BASED ON EXPENSES        expense reimbursements by the advisor
INCURRED DURING THE PERIOD COVERED BY THIS       in effect through at least June 30,
REPORT.                                          2008. See current prospectus for more
                                                 information.

                                                                                          ==========================================
                                                                                          FOR A DISCUSSION OF THE RISKS OF
                                                                                          INVESTING IN YOUR FUND AND INDEXES USED
                                                                                          IN THIS REPORT, PLEASE TURN THE PAGE.
                                                                                          ==========================================

AIM Structured Core Fund

AIM STRUCTURED CORE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of August 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          derivatives. Leveraging entails risks such   OTHER INFORMATION
                                             as magnifying changes in the value of the
o  Class B shares are not available as an    portfolio's securities. Derivatives are      o  The returns shown in the management's
   investment for retirement plans           subject to counterparty risk--the risk          discussion of Fund performance are
   maintained pursuant to Section 401 of     that the other party will not complete the      based on net asset values calculated
   the Internal Revenue Code, including      transaction with the Fund.                      for shareholder transactions.
   401(k) plans, money purchase pension                                                      Generally accepted accounting
   plans and profit sharing plans, except    o  There is no guarantee that the               principles require adjustments to be
   for plans that have existing accounts        investment techniques and risk analyses      made to the net assets of the Fund at
   invested in Class B shares.                  used by the Fund's portfolio managers        period end for financial reporting
                                                will produce the desired results.            purposes, and as such, the net asset
o  Class R shares are available only to                                                      values for shareholder transactions
   certain retirement plans. Please see      o  The prices of securities held by the         and the returns based on those net
   the prospectus for more information.         Fund may decline in response to market       asset values may differ from the net
                                                risks.                                       asset values and returns reported in
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                     the Financial Highlights.
                                             ABOUT INDEXES USED IN THIS REPORT
o  Credit risk is the risk of loss on an                                                  o  Industry classifications used in this
   investment due to the deterioration of    o  The S&P 500 --REGISTERED TRADEMARK-o         report are generally according to the
   an issuer's financial health. Such a         Index is a market                            Global Industry Classification
   deterioration of financial health may        capitalization-weighted index covering       Standard, which was developed by and
   result in a reduction of the credit          all major areas of the U.S. economy. It      is the exclusive property and a
   rating of the issuer's securities and        is not the 500 largest companies, but        service mark of Morgan Stanley Capital
   may lead to the issuer's inability to        rather the most widely held 500              International Inc. and Standard &
   honor its contractual obligations,           companies chosen with respect to market      Poor's.
   including making timely payment of           size, liquidity, and their industry.
   interest and principal.                                                                o  The Chartered Financial Analyst
                                             o  THE LIPPER LARGE-CAP CORE FUNDS INDEX        --REGISTERED TRADEMARK-- (CFA
o  Prices of equity securities change in        is an equally weighted representation        --REGISTERED TRADEMARK--) designation
   response to many factors including the       of the largest funds in the Lipper           is a globally recognized standard for
   historical and prospective earnings of       Large-Cap Core Funds category. These         measuring the competence and integrity
   the issuer, the value of its assets,         funds typically have an average              of investment professionals.
   general economic conditions, interest        price-to-earnings ratio, price-to-book
   rates, investor perceptions and market       ratio, and three-year sales-per-share
   liquidity.                                   growth value, compared to the S&P 500
                                                Index.
o  Foreign securities have additional
   risks, including exchange rate changes,   o  The Fund is not managed to track the
   political and economic upheaval, the         performance of any particular index,
   relative lack of information,                including the indexes defined here, and
   relatively low market liquidity, and         consequently, the performance of the
   the potential lack of strict financial       Fund may deviate significantly from the
   and accounting controls and standards.       performance of the index.

o  Interest rate risk refers to the risk     o  A direct investment cannot be made in
   that bond prices generally fall as           an index. Unless otherwise indicated,
   interest rates rise; conversely, bond        index results include reinvested
   prices generally rise as interest rates      dividends, and they do not reflect
   fall.                                        sales charges. Performance of an index
                                                of funds reflects fund expenses;
o  The Fund may use enhanced investment         performance of a market index does not.
   techniques such as leveraging and

=======================================================================================   ==========================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                      SCAUX
                                                                                          Class B Shares                      SBCUX
=======================================================================================   Class C Shares                      SCCUX
                                                                                          Class R Shares                      SCRUX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
                                                                                          ==========================================
AIMINVESTMENTS.COM

AIM Structured Core Fund

SCHEDULE OF INVESTMENTS(A)

August 31, 2007

                                               SHARES     VALUE
------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.17%

ADVERTISING-0.20%

Omnicom Group Inc.                                200   $   10,186
==================================================================

AEROSPACE & DEFENSE-1.93%

Honeywell International Inc.                      500       28,075
------------------------------------------------------------------
Lockheed Martin Corp.                             700       69,398
==================================================================
                                                            97,473
==================================================================

APPLICATION SOFTWARE-0.12%

Compuware Corp.(b)                                750        6,083
==================================================================

AUTO PARTS & EQUIPMENT-0.13%

WABCO Holdings Inc.                               150        6,789
==================================================================

AUTOMOBILE MANUFACTURERS-0.52%

General Motors Corp.                              850       26,129
==================================================================

AUTOMOTIVE RETAIL-0.72%

AutoZone, Inc.(b)                                 300       36,387
==================================================================

BIOTECHNOLOGY-0.70%

Biogen Idec Inc.(b)                               550       35,101
==================================================================

BROADCASTING & CABLE TV-0.16%

CBS Corp.-Class B                                 250        7,878
==================================================================

COMMUNICATIONS EQUIPMENT-5.33%

Cisco Systems, Inc.(b)                          5,000      159,600
------------------------------------------------------------------
Juniper Networks, Inc.(b)                       2,150       70,778
------------------------------------------------------------------
Research In Motion Ltd. (Canada)(b)               450       38,434
==================================================================
                                                           268,812
==================================================================

COMPUTER & ELECTRONICS RETAIL-1.48%

RadioShack Corp.                                3,150       74,875
==================================================================

COMPUTER HARDWARE-6.80%

Apple Inc.(b)                                   1,000      138,480
------------------------------------------------------------------
Hewlett-Packard Co.                             2,850      140,647
------------------------------------------------------------------
International Business Machines Corp.             550       64,180
==================================================================
                                                           343,307
==================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.35%

Terex Corp.(b)                                    850       67,898
==================================================================

CONSUMER FINANCE-0.23%

Discover Financial Services(b)                    500       11,570
==================================================================

                                               SHARES     VALUE
------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES-1.28%

Broadridge Financial Solutions Inc.               350   $    6,360
------------------------------------------------------------------
Electronic Data Systems Corp.                   1,050       24,035
------------------------------------------------------------------
MasterCard, Inc.-Class A                          250       34,247
==================================================================
                                                            64,642
==================================================================

DEPARTMENT STORES-1.29%

Kohl's Corp.(b)                                 1,100       65,230
==================================================================

DIVERSIFIED CHEMICALS-0.91%

Dow Chemical Co. (The)                            450       19,184
------------------------------------------------------------------
E. I. du Pont de Nemours and Co.                  550       26,812
==================================================================
                                                            45,996
==================================================================

DIVERSIFIED METALS & MINING-0.83%

Southern Copper Corp.                             400       42,100
==================================================================

ELECTRIC UTILITIES-0.35%

American Electric Power Co., Inc.                 200        8,896
------------------------------------------------------------------
Reliant Energy Inc.(b)                            350        8,929
==================================================================
                                                            17,825
==================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.46%

Emerson Electric Co.                            1,500       73,845
==================================================================

ELECTRONIC MANUFACTURING SERVICES-0.28%

Tyco Electronics Ltd.(b)                          400       13,948
==================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.21%

Mosaic Co. (The)(b)                               250       10,505
==================================================================

FOOD RETAIL-1.58%

Kroger Co. (The)                                2,400       63,792
------------------------------------------------------------------
Safeway Inc.                                      500       15,865
==================================================================
                                                            79,657
==================================================================

FOOTWEAR-0.78%

NIKE, Inc.-Class B                                700       39,438
==================================================================

GENERAL MERCHANDISE STORES-1.30%

Big Lots, Inc.(b)                               2,200       65,494
==================================================================

HEALTH CARE DISTRIBUTORS-1.50%

AmerisourceBergen Corp.                         1,300       62,205
------------------------------------------------------------------
McKesson Corp.                                    100        5,721
------------------------------------------------------------------
PharMerica Corp.(b)                               450        7,985
==================================================================
                                                            75,911
==================================================================

HEALTH CARE EQUIPMENT-0.28%

Covidien Ltd.(b)                                  350       13,941
==================================================================

AIM Structured Core Fund

                                               SHARES     VALUE
------------------------------------------------------------------

HOUSEHOLD PRODUCTS-0.52%

Colgate-Palmolive Co.                             300   $   19,896
------------------------------------------------------------------
Procter & Gamble Co. (The)                        100        6,531
==================================================================
                                                            26,427
==================================================================

HOUSEWARES & SPECIALTIES-0.28%

Newell Rubbermaid Inc.                            550       14,185
==================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.42%

Dynegy Inc.-Class A(b)                          2,650       21,439
==================================================================

INDUSTRIAL CONGLOMERATES-2.43%

General Electric Co.                            3,150      122,440
==================================================================

INDUSTRIAL MACHINERY-1.47%

Illinois Tool Works Inc.                        1,200       69,804
------------------------------------------------------------------
SPX Corp.                                          50        4,503
==================================================================
                                                            74,307
==================================================================

INDUSTRIAL REIT'S-0.42%

ProLogis                                          350       21,056
==================================================================

INTEGRATED OIL & GAS-8.08%

Chevron Corp.                                     600       52,656
------------------------------------------------------------------
Exxon Mobil Corp.                               3,200      274,336
------------------------------------------------------------------
Marathon Oil Corp.                              1,500       80,835
==================================================================
                                                           407,827
==================================================================

INTEGRATED TELECOMMUNICATION SERVICES-4.59%

AT&T Inc.                                         700       27,909
------------------------------------------------------------------
Qwest Communications International Inc.(b)      9,450       84,577
------------------------------------------------------------------
Verizon Communications Inc.                     2,850      119,358
==================================================================
                                                           231,844
==================================================================

INTERNET RETAIL-0.62%

Amazon.com, Inc.(b)                               150       11,987
------------------------------------------------------------------
IAC/InterActiveCorp(b)                            700       19,453
==================================================================
                                                            31,440
==================================================================

INVESTMENT BANKING & BROKERAGE-4.09%

Goldman Sachs Group, Inc. (The)                   500       88,005
------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         550       40,535
------------------------------------------------------------------
Morgan Stanley                                  1,250       77,962
==================================================================
                                                           206,502
==================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-0.58%

S&P 500 Depositary Receipts Trust-Series 1        200       29,518
==================================================================

                                               SHARES     VALUE
------------------------------------------------------------------

LEISURE PRODUCTS-2.04%

Hasbro, Inc.                                    1,050   $   29,620
------------------------------------------------------------------
Mattel, Inc.                                    3,400       73,542
==================================================================
                                                           103,162
==================================================================

METAL & GLASS CONTAINERS-0.57%

Owens-Illinois, Inc.(b)                           600       24,132
------------------------------------------------------------------
Pactiv Corp.(b)                                   150        4,388
==================================================================
                                                            28,520
==================================================================

MOTORCYCLE MANUFACTURERS-0.64%

Harley-Davidson, Inc.                             600       32,274
==================================================================

MULTI-LINE INSURANCE-3.40%

American International Group, Inc.              1,850      122,100
------------------------------------------------------------------
Loews Corp.                                     1,050       49,360
==================================================================
                                                           171,460
==================================================================

MULTI-UTILITIES-1.28%

PG&E Corp.                                        800       35,600
------------------------------------------------------------------
Xcel Energy, Inc.                               1,400       28,854
==================================================================
                                                            64,454
==================================================================

OFFICE ELECTRONICS-0.58%

Xerox Corp.                                     1,700       29,121
==================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.14%

Devon Energy Corp.                                300       22,593
------------------------------------------------------------------
Encana Corp (Canada)                              600       35,100
==================================================================
                                                            57,693
==================================================================

OIL & GAS REFINING & MARKETING-1.05%

Tesoro Corp.                                    1,000       49,330
------------------------------------------------------------------
Valero Energy Corp.                                50        3,426
==================================================================
                                                            52,756
==================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.68%

Bank of America Corp.                           2,350      119,098
------------------------------------------------------------------
Citigroup Inc.                                  1,800       84,384
------------------------------------------------------------------
JPMorgan Chase & Co.                            3,000      133,560
==================================================================
                                                           337,042
==================================================================

PHARMACEUTICALS-7.05%

Forest Laboratories, Inc.(b)                    1,850       69,615
------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)                   1,850       27,806
------------------------------------------------------------------
Merck & Co. Inc.                                2,450      122,916
------------------------------------------------------------------
Pfizer Inc.                                     5,450      135,378
==================================================================
                                                           355,715
==================================================================

AIM Structured Core Fund

                                               SHARES     VALUE
------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-1.57%

ACE Ltd.                                          100   $    5,776
------------------------------------------------------------------
Allstate Corp. (The)                              600       32,850
------------------------------------------------------------------
Travelers Cos., Inc. (The)                        800       40,432
==================================================================
                                                            79,058
==================================================================

RETAIL REIT'S-2.35%

Kimco Realty Corp.                              1,000       42,820
------------------------------------------------------------------
Simon Property Group, Inc.                        800       75,936
==================================================================
                                                           118,756
==================================================================

SEMICONDUCTORS-2.08%

NVIDIA Corp.(b)                                 2,050      104,878
==================================================================

SOFT DRINKS-3.35%

Coca-Cola Co. (The)                             2,200      118,316
------------------------------------------------------------------
PepsiCo, Inc.                                     750       51,022
==================================================================
                                                           169,338
==================================================================

STEEL-1.68%

United States Steel Corp.                         900       85,032
==================================================================

SYSTEMS SOFTWARE-4.40%

BMC Software, Inc.(b)                           1,050       32,151
------------------------------------------------------------------
McAfee Inc.(b)                                    650       23,237
------------------------------------------------------------------
Microsoft Corp.                                 5,800      166,634
==================================================================
                                                           222,022
==================================================================

                                               SHARES     VALUE
------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-0.76%

Fannie Mae                                        350   $   22,963
------------------------------------------------------------------
Freddie Mac                                       250       15,403
==================================================================
                                                            38,366
==================================================================

TOBACCO-3.33%

Altria Group, Inc.                              1,900      131,879
------------------------------------------------------------------
Loews Corp-Carolina Group                         150       11,418
------------------------------------------------------------------
UST Inc.                                          500       24,640
==================================================================
                                                           167,937
==================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $4,629,379)                        5,005,589
==================================================================

MONEY MARKET FUNDS-1.24%

Liquid Assets Portfolio-Institutional
  Class(c)                                     31,329       31,329
------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       31,329       31,329
==================================================================
    Total Money Market Funds (Cost $62,658)                 62,658
==================================================================
TOTAL INVESTMENTS-100.41% (Cost $4,692,037)              5,068,247
==================================================================
OTHER ASSETS LESS LIABILITIES-(0.41)%                      (20,485)
==================================================================
NET ASSETS-100.00%                                      $5,047,762
__________________________________________________________________
==================================================================

Investment Abbreviations:

REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Core Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

ASSETS:

Investments, at value (Cost $4,629,379)          $5,005,589
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $62,658)                                     62,658
===========================================================
Total investments (Cost $4,692,037)               5,068,247
===========================================================
Receivables for:
  Fund shares sold                                      200
-----------------------------------------------------------
  Dividends                                           7,212
-----------------------------------------------------------
  Fund expenses absorbed                             21,849
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                3,823
-----------------------------------------------------------
Other assets                                         13,895
===========================================================
    Total assets                                  5,115,226
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              2,000
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             3,823
-----------------------------------------------------------
Accrued distribution fees                            10,625
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,619
-----------------------------------------------------------
Accrued transfer agent fees                             485
-----------------------------------------------------------
Accrued operating expenses                           47,912
===========================================================
    Total liabilities                                67,464
===========================================================
Net assets applicable to shares outstanding      $5,047,762
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $4,603,929
-----------------------------------------------------------
Undistributed net investment income                  13,050
-----------------------------------------------------------
Undistributed net realized gain                      54,573
-----------------------------------------------------------
Unrealized appreciation                             376,210
===========================================================
                                                 $5,047,762
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $1,531,541
___________________________________________________________
===========================================================
Class B                                          $  846,826
___________________________________________________________
===========================================================
Class C                                          $1,043,377
___________________________________________________________
===========================================================
Class R                                          $  683,903
___________________________________________________________
===========================================================
Institutional Class                              $  942,115
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             136,853
___________________________________________________________
===========================================================
Class B                                              75,999
___________________________________________________________
===========================================================
Class C                                              93,667
___________________________________________________________
===========================================================
Class R                                              61,242
___________________________________________________________
===========================================================
Institutional Class                                  84,013
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    11.19
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $11.19 divided by
      94.50%)                                    $    11.84
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    11.14
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    11.14
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    11.17
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    11.21
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Core Fund

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $15)           $  71,627
-----------------------------------------------------------------------
Dividends from affiliated money market funds                      2,161
=======================================================================
    Total investment income                                      73,788
=======================================================================

EXPENSES:

Advisory fees                                                    26,135
-----------------------------------------------------------------------
Administrative services fees                                     50,000
-----------------------------------------------------------------------
Custodian fees                                                    5,351
-----------------------------------------------------------------------
Distribution fees:
  Class A                                                         3,308
-----------------------------------------------------------------------
  Class B                                                         7,735
-----------------------------------------------------------------------
  Class C                                                         8,078
-----------------------------------------------------------------------
  Class R                                                         3,377
-----------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              3,285
-----------------------------------------------------------------------
Transfer agent fees -- Institutional                                 31
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                        16,417
-----------------------------------------------------------------------
Registration and filing fees                                     91,412
-----------------------------------------------------------------------
Reports to shareholders                                          17,272
-----------------------------------------------------------------------
Professional services fees                                       70,118
-----------------------------------------------------------------------
Other                                                             8,272
=======================================================================
    Total expenses                                              310,791
=======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                               (255,653)
=======================================================================
    Net expenses                                                 55,138
=======================================================================
Net investment income                                            18,650
=======================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from investment securities                    100,642
=======================================================================
Change in net unrealized appreciation of investment
  securities                                                    272,805
=======================================================================
Net realized and unrealized gain                                373,447
=======================================================================
Net increase in net assets resulting from operations          $ 392,097
_______________________________________________________________________
=======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Core Fund

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 2007 and the period March 31, 2006 (commencement date) through August 31, 2006

                                                                 2007          2006
--------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   18,650    $    9,240
--------------------------------------------------------------------------------------
  Net realized gain (loss)                                       100,642       (46,069)
--------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          272,805       103,405
======================================================================================
    Net increase in net assets resulting from operations         392,097        66,576
======================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (20,605)           --
--------------------------------------------------------------------------------------
  Class B                                                         (7,234)           --
--------------------------------------------------------------------------------------
  Class C                                                         (6,815)           --
--------------------------------------------------------------------------------------
  Class R                                                         (9,690)           --
--------------------------------------------------------------------------------------
  Institutional Class                                            (11,700)           --
======================================================================================
    Decrease in net assets resulting from distributions          (56,044)           --
======================================================================================
Share transactions-net:
  Class A                                                        446,057       960,946
--------------------------------------------------------------------------------------
  Class B                                                        143,523       630,331
--------------------------------------------------------------------------------------
  Class C                                                        364,389       615,597
--------------------------------------------------------------------------------------
  Class R                                                         13,698       600,010
--------------------------------------------------------------------------------------
  Institutional Class                                            270,572       600,010
======================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,238,239     3,406,894
======================================================================================
    Net increase in net assets                                 1,574,292     3,473,470
======================================================================================

NET ASSETS:

  Beginning of year                                            3,473,470            --
======================================================================================
  End of year (including undistributed net investment income
    of $13,050 and $50,421, respectively)                     $5,047,762    $3,473,470
______________________________________________________________________________________
======================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Core Fund

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Core Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Structured Core Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.60%
--------------------------------------------------------------------
Next $250 million                                             0.575%
--------------------------------------------------------------------
Next $500 million                                             0.55%
--------------------------------------------------------------------
Next $1.5 billion                                             0.525%
--------------------------------------------------------------------
Next $2.5 billion                                             0.50%
--------------------------------------------------------------------
Next $2.5 billion                                             0.475%
--------------------------------------------------------------------
Next $2.5 billion                                             0.45%
--------------------------------------------------------------------
Over $10 billion                                              0.425%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., AIM pays INVESCO Institutional (N.A.), Inc. 40% of the amount of AIM's compensation on the sub-advised assets.

AIM Structured Core Fund


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended August 31, 2007, AIM waived advisory fees and reimbursed expenses of $251,470 and reimbursed class level expenses of $1,173, $686, $716, $599, and $31 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, INVESCO agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended August 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2007, ADI advised the Fund that it retained $1,291 in front-end sales commissions from the sale of Class A shares and $0, $50, $32 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the year ended August 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               08/31/06          AT COST          FROM SALES         08/31/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $   --           $408,108          $(376,779)         $31,329        $1,083
-------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class                 --            408,108           (376,779)          31,329         1,078
=================================================================================================
  Total
    Investments
    in
    Affiliates      $   --           $816,216          $(753,558)         $62,658        $2,161
_________________________________________________________________________________________________
=================================================================================================

AIM Structured Core Fund

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended August 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $978.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2007, the Fund paid legal fees of $4,631 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended August 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended August 31, 2007 and the period March 31, 2006 (commencement date) through August 31, 2006 was as follows:

                                                               2007      2006
-----------------------------------------------------------------------------
Distributions paid from Ordinary income:                      $56,044     $--
_____________________________________________________________________________
=============================================================================

AIM Structured Core Fund

TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                                                   2007
--------------------------------------------------------------------------
Undistributed ordinary income                                   $   15,969
--------------------------------------------------------------------------
Undistributed long-term gain                                        55,275
--------------------------------------------------------------------------
Net unrealized appreciation -- investments                         375,508
--------------------------------------------------------------------------
Temporary book/tax differences                                      (2,919)
--------------------------------------------------------------------------
Shares of beneficial interest                                    4,603,929
==========================================================================
  Total net assets                                              $5,047,762
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation.

    The Fund utilized $43,754 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund does not have a capital loss carryforward as of August 31, 2007.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2007 was $4,564,916 and $3,373,673, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $   543,303
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (167,795)
===============================================================================
Net unrealized appreciation of investment securities              $   375,508
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $4,692,739.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of excise taxes on August 31, 2007, undistributed net investment income was increased by $23 and shares of beneficial interest decreased by $23. This reclassification had no effect on the net assets of the Fund.

AIM Structured Core Fund


NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                                               MARCH 31, 2006
                                                                                                (COMMENCEMENT
                                                                    YEAR ENDED                  DATE) THROUGH
                                                                AUGUST 31, 2007(a)             AUGUST 31, 2006
                                                              -----------------------      -----------------------
                                                              SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     44,275       $  491,285      98,774       $  981,684
------------------------------------------------------------------------------------------------------------------
  Class B                                                     16,451          183,040      66,127          660,015
------------------------------------------------------------------------------------------------------------------
  Class C                                                     32,644          369,797      61,527          615,597
------------------------------------------------------------------------------------------------------------------
  Class R                                                        361            4,008      60,001          600,010
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         22,949          258,872      60,001          600,010
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,872           20,605          --               --
------------------------------------------------------------------------------------------------------------------
  Class B                                                        656            7,234          --               --
------------------------------------------------------------------------------------------------------------------
  Class C                                                        618            6,815          --               --
------------------------------------------------------------------------------------------------------------------
  Class R                                                        880            9,690          --               --
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          1,063           11,700          --               --
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        223            2,548          --               --
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (223)          (2,548)         --               --
==================================================================================================================
Reacquired:
  Class A                                                     (6,193)         (68,381)     (2,098)         (20,738)
------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,915)         (44,203)     (3,097)         (29,684)
------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,122)         (12,223)         --               --
==================================================================================================================
                                                              110,539      $1,238,239      341,235      $3,406,894
__________________________________________________________________________________________________________________
==================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 5% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

      In addition, 67% of the outstanding shares of the Fund are owned by AIM.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

AIM Structured Core Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                                              -----------------------------------
                                                                                 MARCH 31, 2006
                                                                 YEAR            (COMMENCEMENT
                                                                ENDED            DATE) THROUGH
                                                              AUGUST 31,           AUGUST 31,
                                                                 2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.19              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.08(a)              0.04
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.10                 0.15
=================================================================================================
    Total from investment operations                              1.18                 0.19
=================================================================================================
Less dividends from net investment income                        (0.18)                  --
=================================================================================================
Net asset value, end of period                                 $ 11.19              $ 10.19
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                  11.60%                1.90%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 1,532              $   985
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.02%(c)             1.06%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               6.88%(c)            10.44%(d)
=================================================================================================
Ratio of net investment income to average net assets              0.67%(c)             0.95%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                          79%                  25%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,323,329
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                            CLASS B
                                                              -----------------------------------
                                                                                 MARCH 31, 2006
                                                                                 (COMMENCEMENT
                                                              YEAR ENDED         DATE) THROUGH
                                                              AUGUST 31,           AUGUST 31,
                                                                 2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.16              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)             0.01
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.10                 0.15
=================================================================================================
    Total from investment operations                              1.09                 0.16
=================================================================================================
Less dividends from net investment income                        (0.11)                  --
=================================================================================================
Net asset value, end of period                                 $ 11.14              $ 10.16
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                  10.74%                1.60%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $   847              $   640
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.77%(c)             1.81%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               7.63%(c)            11.19%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets      (0.08)%(c)            0.20%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                          79%                  25%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $773,468.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Core Fund

                                                                            CLASS C
                                                              -----------------------------------
                                                                                 MARCH 31, 2006
                                                                                 (COMMENCEMENT
                                                              YEAR ENDED         DATE) THROUGH
                                                              AUGUST 31,           AUGUST 31,
                                                                 2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.16              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)             0.01
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.10                 0.15
=================================================================================================
    Total from investment operations                              1.09                 0.16
=================================================================================================
Less dividends from net investment income                        (0.11)                  --
=================================================================================================
Net asset value, end of period                                 $ 11.14              $ 10.16
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                  10.74%                1.60%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 1,043              $   625
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.77%(c)             1.81%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               7.63%(c)            11.19%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets      (0.08)%(c)            0.20%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                          79%                  25%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $807,840.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                            CLASS R
                                                              -----------------------------------
                                                                                 MARCH 31, 2006
                                                                                 (COMMENCEMENT
                                                              YEAR ENDED         DATE) THROUGH
                                                              AUGUST 31,           AUGUST 31,
                                                                 2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.18              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.05(a)              0.03
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.10                 0.15
=================================================================================================
    Total from investment operations                              1.15                 0.18
=================================================================================================
Less dividends from net investment income                        (0.16)                  --
=================================================================================================
Net asset value, end of period                                 $ 11.17              $ 10.18
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                  11.33%                1.80%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $   684              $   611
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.27%(c)             1.31%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               7.13%(c)            10.69%(d)
=================================================================================================
Ratio of net investment income to average net assets              0.42%(c)             0.70%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                          79%                  25%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $675,367.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Core Fund

                                                                      INSTITUTIONAL CLASS
                                                              -----------------------------------
                                                                                 MARCH 31, 2006
                                                                                 (COMMENCEMENT
                                                              YEAR ENDED         DATE) THROUGH
                                                              AUGUST 31,           AUGUST 31,
                                                                 2007                 2006
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.20              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.10(a)              0.05
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.10                 0.15
=================================================================================================
    Total from investment operations                              1.20                 0.20
=================================================================================================
Less dividends from net investment income                        (0.19)                  --
=================================================================================================
Net asset value, end of period                                 $ 11.21              $ 10.20
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                  11.85%                2.00%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $   942              $   612
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.77%(c)             0.80%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               6.55%(c)            10.14%(d)
=================================================================================================
Ratio of net investment income to average net assets              0.92%(c)             1.21%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                          79%                  25%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $775,848.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing; and

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated

AIM Structured Core Fund

Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Structured Core Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Structured Core Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Structured Core Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period March 31, 2006 (commencement date) through August 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

AIM Structured Core Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    use this information to compare the
                                             estimate the expenses that you paid over     ongoing costs of investing in the Fund
As a shareholder of the Fund, you incur      the period. Simply divide your account       and other funds. To do so, compare this
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      5% hypothetical example with the 5%
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
purchase payments or contingent deferred     then multiply the result by the number in    shareholder reports of the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions,
the Fund and to compare these costs with                                                  and redemption fees, if any. Therefore,
ongoing costs of investing in other mutual   The table below also provides information    the hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    not help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period March 1, 2007, through         of return of 5% per year before expenses,    addition, if these transaction costs were
August 31, 2007.                             which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may
You may use the information in this table,

===================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (3/01/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,031.30               $5.07        $1,020.21              $5.04            0.99%
   B                1,000.00               1,027.70                8.89         1,016.43               8.84            1.74
   C                1,000.00               1,027.70                8.89         1,016.43               8.84            1.74
   R                1,000.00               1,030.40                6.35         1,018.95               6.31            1.24

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

===================================================================================================================================

Supplement to Annual Report dated 8/31/07

AIM STRUCTURED CORE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 8/31/07                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (3/31/06)                 9.73%    REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional     1 Year                            11.85     INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to                                                   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   AVERAGE ANNUAL TOTAL RETURNS                 MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         For periods ended 6/30/07,                   ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    most recent calendar quarter-end             INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             Inception (3/31/06)                13.74%    MORE INFORMATION. FOR THE MOST CURRENT
                                              1 Year                            18.75     MONTH-END PERFORMANCE, PLEASE CALL
                                             ==========================================   800-451-4246 OR VISIT AIMINVESTMENTS.COM.

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES        HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     REIMBURSED EXPENSES, PERFORMANCE WOULD
                                             ASSET VALUE (NAV). PERFORMANCE OF            HAVE BEEN LOWER.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.
==========================================
NASDAQ SYMBOL   SCIUX
==========================================

Over for information on your Fund's
expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                               [AIM INVESTMENTS LOGO]
AIMINVESTMENTS.COM   SCOR-INS-1   A I M Distributors, Inc.    --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical
ongoing costs of investing in other mutual   during this period.                          examples that appear in the shareholder
funds. The example is based on an                                                         reports of the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period March 1, 2007, through                                                      the table are meant to highlight your
August 31, 2007.                             The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the           comparing ongoing costs only, and will not
                                             Fund's actual expense ratio and an assumed   help you determine the relative total
The table below provides information about   rate of return of 5% per year before         costs of owning different funds.
actual account values and actual expenses.   expenses, which is not the Fund's actual
You may use the information in this          return.
table, together with the amount you
invested, to estimate the

====================================================================================================================================
                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (3/1/07)              (8/31/07)(1)           PERIOD(2)     (8/31/07)            PERIOD(2)           RATIO
Institutional      $1,000.00              $1,032.20               $3.79      $1,021.48               $3.77             0.74%

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   SCOR-INS-1   A I M Distributors, Inc.

AIM Structured Core Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     recommendation to the Board whether to       these services included the Board's
Counselor Series Trust is required under     approve the continuance of each AIM Fund's   consideration of AIM's portfolio and
the Investment Company Act of 1940 to        investment advisory agreement and            product review process, various back
approve annually the renewal of the AIM      sub-advisory agreement, if applicable        office support functions provided by AIM,
Structured Core Fund (the Fund) investment   (advisory agreements), for another year.     and AIM's equity and fixed income trading
advisory agreement with A I M Advisors,                                                   operations. The Board concluded that the
Inc. (AIM). During contract renewal             The independent Trustees, as mentioned    nature, extent and quality of the
meetings held on June 25-27, 2007, the       above, are assisted in their annual          advisory services provided to the Fund by
Board as a whole and the disinterested or    evaluation of the advisory agreements by     AIM were appropriate and that AIM
"independent" Trustees, voting separately,   the independent Senior Officer. One          currently is providing satisfactory
approved the continuance of the Fund's       responsibility of the Senior Officer is to   advisory services in accordance with the
investment advisory agreement for another    manage the process by which the AIM Funds'   terms of the Fund's advisory agreement.
year, effective July 1, 2007. In doing so,   proposed management fees are negotiated      In addition, based on their ongoing
the Board determined that the Fund's         during the annual contract renewal process   meetings throughout the year with the
advisory agreement is in the best            to ensure that they are negotiated in a      Fund's portfolio managers, the Board con-
interests of the Fund and its shareholders   manner which is at arms' length and          cluded that these individuals are
and that the compensation to AIM under the   reasonable. Accordingly, the Senior          competent and able to continue to carry
Fund's advisory agreement is fair and        Officer must either supervise a              out their responsibilities under the
reasonable.                                  competitive bidding process or prepare an    Fund's advisory agreement.
                                             independent written evaluation. The Senior
   The independent Trustees met separately   Officer has recommended that an                 In determining whether to continue the
during their evaluation of the Fund's        independent written evaluation be provided   Fund's advisory agreement, the Board
investment advisory agreement with           and, upon the direction of the Board, has    considered the prior relationship between
independent legal counsel from whom they     prepared an independent written              AIM and the Fund, as well as the Board's
received independent legal advice, and the   evaluation.                                  knowledge of AIM's operations, and
independent Trustees also received                                                        concluded that it was beneficial to
assistance during their deliberations from      During the annual contract renewal        maintain the current relationship, in
the independent Senior Officer, a            process, the Board considered the factors    part, because of such knowledge. The
full-time officer of the AIM Funds who       discussed below under the heading "Factors   Board also considered the steps that AIM
reports directly to the independent          and Conclusions and Summary of Independent   and its affiliates have taken over the
Trustees. The following discussion more      Written Fee Evaluation" in evaluating the    last several years to improve the quality
fully describes the process employed by      fairness and reasonableness of the Fund's    and efficiency of the services they
the Board to evaluate the performance of     advisory agreement at the contract renewal   provide to the Funds in the areas of
the AIM Funds (including the Fund)           meetings and at their meetings throughout    investment performance, product line
throughout the year and, more                the year as part of their ongoing            diversification, distribution, fund
specifically, during the annual contract     oversight of the Fund. The Fund's advisory   operations, shareholder services and
renewal meetings.                            agreement was considered separately,         compliance. The Board concluded that the
                                             although the Board also considered the       quality and efficiency of the services
THE BOARD'S FUND EVALUATION PROCESS          common interests of all of the AIM Funds     AIM and its affiliates provide to the AIM
                                             in their deliberations. The Board            Funds in each of these areas generally
The Board's Investments Committee has        comprehensively considered all of the        have improved, and support the Board's
established three Sub-Committees which are   information provided to them and did not     approval of the continuance of the Fund's
responsible for overseeing the management    identify any particular factor that was      advisory agreement.
of a number of the series portfolios of      controlling. Furthermore, each Trustee may
the AIM Funds. This Sub-Committee            have evaluated the information provided      B. FUND PERFORMANCE
structure permits the Trustees to focus on   differently from one another and
the performance of the AIM Funds that have   attributed different weight to the various   The Board noted that the Fund has not
been assigned to them. The Sub-Committees    factors. The Trustees recognized that the    been in operation for a full calendar
meet throughout the year to review the       advisory arrangements and resulting          year. The Board also considered the
performance of their assigned funds, and     advisory fees for the Fund and the other     steps AIM has taken over the last several
the Sub-Committees review monthly and        AIM Funds are the result of years of         years to improve the quality and
quarterly comparative performance            review and negotiation between the           efficiency of the services that AIM
information and periodic asset flow data     Trustees and AIM, that the Trustees may      provides to the AIM Funds. The Board con-
for their assigned funds. These materials    focus to a greater extent on certain         cluded that AIM continues to be
are prepared under the direction and         aspects of these arrangements in some        responsive to the Board's focus on fund
supervision of the independent Senior        years than others, and that the Trustees'    performance.
Officer. Over the course of each year, the   deliberations and conclusions in a
Sub-Committees meet with portfolio           particular year may be based in part on      C. ADVISORY FEES AND FEE WAIVERS
managers for their assigned funds and        their deliberations and conclusions of
other members of management and review       these same arrangements throughout the       The Board noted that AIM had set the
with these individuals the performance,      year and in prior years.                     contractual advisory fee schedule in the
investment objective(s), policies,                                                        Fund's advisory agreement based upon the
strategies and limitations of these funds.   FACTORS AND CONCLUSIONS AND SUMMARY OF       median effective management fee rate
                                             INDEPENDENT WRITTEN FEE EVALUATION           (comprised of advisory fees plus, in some
   In addition to their meetings                                                          cases, administrative fees) at various
throughout the year, the Sub-Committees      The discussion below serves as a summary     asset levels of competitor funds with
meet at designated contract renewal          of the Senior Officer's independent          investment strategies comparable to those
meetings each year to conduct an in-depth    written evaluation, as well as a             of the Fund. In addition, the Board noted
review of the performance, fees and          discussion of the material factors and       that the Fund's contractual advisory fee
expenses of their assigned funds. During     related conclusions that formed the basis    schedule is the same as the uniform fee
the contract renewal process, the Trustees   for the Board's approval of the Fund's       schedule that applies to other funds
receive comparative performance and fee      advisory agreement and sub-advisory          advised by AIM with investment strategies
data regarding all the AIM Funds prepared    agreement. Unless otherwise stated,          comparable to those of the Fund, which
by an independent company, Lipper, Inc.,     information set forth below is as of June    uniform fee schedule includes
under the direction and supervision of the   27, 2007 and does not reflect any changes    breakpoints and is based on net asset
independent Senior Officer who also          that may have occurred since that date,      levels. The Board also compared the
prepares a separate analysis of this         including but not limited to changes to      Fund's contractual advisory fee rate to
information for the Trustees. Each           the Fund's performance, advisory fees,       the contractual advisory fee rates of
Sub-Committee then makes recommendations     expense limitations and/or fee waivers.      other clients of AIM and its affiliates
to the Investments Committee regarding the                                                with investment strategies comparable
performance, fees and expenses of their      I  INVESTMENT ADVISORY AGREEMENT             to those of the Fund, including three
assigned funds. The Investments Committee                                                 mutual funds advised by AIM and one
considers each Sub-Committee's               A. NATURE, EXTENT AND QUALITY OF SERVICES    mutual fund sub-advised by an AIM
recommendations and makes its own               PROVIDED BY AIM                           affiliate. The Board noted that the
recommendations regarding the performance,                                                Fund's rate was: (i) above the rate for
fees and expenses of the AIM Funds to the    The Board reviewed the advisory services     one of the mutual funds and comparable to
full Board. Moreover, the Investments        provided to the Fund by AIM under the        the rates for the other two mutual funds;
Committee considers each Sub-Committee's     Fund's advisory agreement, the performance   and (ii) comparable to the sub-advisory
recommendations in making its annual         of AIM in providing these services, and      fee rate for the sub-advised mutual
                                             the credentials and experience of the        fund.
                                             officers and employees of AIM who provide
                                             these services. The Board's review of the       Additionally, the Board compared the
                                             qualifications of AIM to provide             Fund's contractual advisory fee rate to
                                                                                          the total advisory fees paid by numerous
                                                                                          separately managed accounts/wrap accounts
                                                                                          advised by an AIM affiliate. The Board
                                                                                          noted
                                                                                                                         (continued)

AIM Structured Core Fund

that the Fund's rate was generally above     extent of the services provided. The Board   2008. The Board concluded that the Fund's
the rates for the separately managed         considered whether AIM is financially        investment of uninvested cash and cash
accounts/wrap accounts. The Board            sound and has the resources necessary to     collateral from any securities lending
considered that management of the            perform its obligations under the Fund's     arrangements in the affiliated money
separately managed accounts/wrap accounts    advisory agreement, and concluded that AIM   market funds is in the best interests of
by the AIM affiliate involves different      has the financial resources necessary to     the Fund and its shareholders.
levels of services and different             fulfill these obligations.
operational and regulatory requirements                                                   II SUB-ADVISORY AGREEMENT
than AIM's management of the Fund. The       F. INDEPENDENT WRITTEN EVALUATION OF THE
Board concluded that these differences are      FUND'S SENIOR OFFICER                     A. NATURE, EXTENT AND QUALITY OF SERVICES
appropriately reflected in the fee                                                           PROVIDED BY THE SUB-ADVISOR
structure for the Fund and the separately    The Board noted that, upon their
managed accounts/wrap accounts.              direction, the Senior Officer of the Fund,   The Board reviewed the services provided
                                             who is independent of AIM and AIM's          by INVESCO Institutional (N.A.), Inc.
   The Board noted that AIM has              affiliates, had prepared an independent      (the Sub-Advisor) under the Fund's
contractually agreed to waive fees and/or    written evaluation to assist the Board in    sub-advisory agreement, the performance
limit expenses of the Fund through at        determining the reasonableness of the        of the Sub-Advisor in providing these
least June 30, 2008 in an amount necessary   proposed management fees of the AIM Funds,   services, and the credentials and
to limit total annual operating expenses     including the Fund. The Board noted that     experience of the officers and employees
to a specified percentage of average daily   they had relied upon the Senior Officer's    of the Sub-Advisor who provide these
net assets for each class of the Fund. The   written evaluation instead of a              services. The Board concluded that the
Board considered the contractual nature of   competitive bidding process. In              nature, extent and quality of the
this fee waiver and noted that it remains    determining whether to continue the Fund's   services provided by the Sub-Advisor were
in effect until at least June 30, 2008.      advisory agreement, the Board considered     appropriate and that the Sub-Advisor
The Board reviewed the Fund's effective      the Senior Officer's written evaluation.     currently is providing satisfactory
advisory fee rate, after taking account of                                                services in accordance with the terms of
this expense limitation, and considered      G. COLLATERAL BENEFITS TO AIM AND ITS        the Fund's sub-advisory agreement. In
the effect this expense limitation would        AFFILIATES                                addition, based on their ongoing meetings
have on the Fund's estimated total                                                        throughout the year with the Fund's
expenses. The Board concluded that the       The Board considered various other           portfolio managers, the Board concluded
levels of fee waivers/expense limitations    benefits received by AIM and its             that these individuals are competent and
for the Fund were fair and reasonable.       affiliates resulting from AIM's              able to continue to carry out their
                                             relationship with the Fund, including the    responsibilities under the Fund's
   After taking account of the Fund's        fees received by AIM and its affiliates      sub-advisory agreement.
contractual advisory fee rate, as well as    for their provision of administrative,
the comparative advisory fee information     transfer agency and distribution services    B. FUND PERFORMANCE
and the expense limitation discussed         to the Fund. The Board considered the
above, the Board concluded that the Fund's   performance of AIM and its affiliates in     The Board noted that the Fund has not
advisory fees were fair and reasonable.      providing these services and the             been in operation for a full calendar
                                             organizational structure employed by AIM     year. The Board also considered the steps
D. ECONOMIES OF SCALE AND BREAKPOINTS        and its affiliates to provide these          AIM has taken over the last several years
                                             services. The Board also considered that     to improve the quality and efficiency of
The Board considered the extent to which     these services are provided to the Fund      the services that AIM provides to the AIM
there are economies of scale in AIM's        pursuant to written contracts which are      Funds. The Board concluded that AIM
provision of advisory services to the        reviewed and approved on an annual basis     continues to be responsive to the Board's
Fund. The Board also considered whether      by the Board. The Board concluded that AIM   focus on fund performance.
the Fund benefits from such economies of     and its affiliates were providing these
scale through contractual breakpoints in     services in a satisfactory manner and in     C. SUB-ADVISORY FEES
the Fund's advisory fee schedule or          accordance with the terms of their
through advisory fee waivers or expense      contracts, and were qualified to continue    The Board compared the Fund's contractual
limitations. The Board noted that the        to provide these services to the Fund.       sub-advisory fee rate to the total
Fund's contractual advisory fee schedule                                                  advisory fees paid by numerous separately
includes seven breakpoints but that, due        The Board considered the benefits         managed accounts/wrap accounts
to the Fund's asset level at the end of      realized by AIM as a result of portfolio     sub-advised by the Sub-Advisor with
the past calendar year and the way in        brokerage transactions executed through      investment strategies comparable to those
which the breakpoints have been              "soft dollar" arrangements. Under these      of the Fund. The Board noted that the
structured, the Fund has yet to benefit      arrangements, portfolio brokerage            Fund's sub-advisory fee rate was
from the breakpoints. Based on this          commissions paid by the Fund and/or other    generally comparable to or below the
information, the Board concluded that the    funds advised by AIM are used to pay for     rates for the separately managed
Fund's advisory fees would reflect           research and execution services. The Board   accounts/wrap accounts. The Board
economies of scale at higher asset levels.   noted that soft dollar arrangements shift    considered the services to be provided by
The Board also noted that the Fund shares    the payment obligation for the research      the Sub-Advisor pursuant to the Fund's
directly in economies of scale through       and executions services from AIM to the      sub-advisory agreement and the services
lower fees charged by third party service    funds and therefore may reduce AIM's         to be provided by AIM pursuant to the
providers based on the combined size of      expenses. The Board also noted that          Fund's advisory agreement, as well as the
all of the AIM Funds and affiliates.         research obtained through soft dollar        allocation of fees between AIM and the
                                             arrangements may be used by AIM in making    Sub-Advisor pursuant to the sub-advisory
E. PROFITABILITY AND FINANCIAL RESOURCES     investment decisions for the Fund and may    agreement. The Board noted that the
   OF AIM                                    therefore benefit Fund shareholders. The     sub-advisory fees have no direct effect
                                             Board concluded that AIM's soft dollar       on the Fund or its shareholders, as they
The Board reviewed information from AIM      arrangements were appropriate. The Board     are paid by AIM to the Sub-Advisor, and
concerning the costs of the advisory and     also concluded that, based on their review   that AIM and the Sub-Advisor are
other services that AIM and its affiliates   and representations made by AIM, these       affiliates. After taking account of the
provide to the Fund and the profitability    arrangements were consistent with            Fund's contractual sub-advisory fee rate,
of AIM and its affiliates in providing       regulatory requirements.                     as well as the comparative fee
these services. The Board also reviewed                                                   information and the expense limitation
information concerning the financial            The Board considered the fact that the    discussed above, the Board concluded that
condition of AIM and its affiliates. The     Fund's uninvested cash and cash collateral   the Fund's sub-advisory fees were fair
Board also reviewed with AIM the             from any securities lending arrangements     and reasonable.
methodology used to prepare the              may be invested in money market funds
profitability information. The Board         advised by AIM pursuant to procedures        D. FINANCIAL RESOURCES OF THE SUB-ADVISOR
considered the overall profitability of      approved by the Board. The Board noted
AIM, as well as the profitability of AIM     that AIM will receive advisory fees from     The Board considered whether the
in connection with managing the Fund. The    these affiliated money market funds          Sub-Advisor is financially sound and has
Board noted that AIM continues to operate    attributable to such investments, although   the resources necessary to perform its
at a net profit, although increased          AIM has contractually agreed to waive the    obligations under the Fund's sub-advisory
expenses in recent years have reduced the    advisory fees payable by the Fund with       agreement, and concluded that the
profitability of AIM and its affiliates.     respect to its investment of uninvested      Sub-Advisor has the financial resources
The Board concluded that the Fund's          cash in these affiliated money market        necessary to fulfill these obligations.
advisory fees were fair and reasonable,      funds through at least June 30, 2008. The
and that the level of profits realized by    Board considered the contractual nature of
AIM and its affiliates from providing        this fee waiver and noted that it remains
services to the Fund was not excessive in    in effect until at least June 30,
light of the nature, quality and

AIM Structured Core Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Qualified Dividend Income*                                                    50%
         Corporate Dividends Received Deduction*                                    50.38%

       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Interest Income**                                                16.62%

       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2006, February 28, 2007, May 31, 2007 and August 31, 2007 were 1.13%, 2.36%, 3.28%, and 2.68%, respectively.

AIM Structured Core Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.
  Principal                                  (financial services holding company),
  Executive Officer                          AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       2003       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            1983       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2003       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2000       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          2003       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         2003       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      2003       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        2003       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              1997       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Structured Core Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2003       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      Institutional
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    (N.A.), Inc.
                              Houston, TX 77046-1173   Suite 100                Suite 2900               One
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Midtown
                                                                                                         Plaza
                                                                                                         1360
                                                                                                         Peachtree
                                                                                                         Street,
                                                                                                         N.E.
                                                                                                         Suite
                                                                                                         100
                                                                                                         Atlanta,
                                                                                                         GA
                                                                                                         30309-3262

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and
   postage.                                         333-36074.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIM investments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:          If used after January 20, 2008, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
1. Log in to your account.                          recent quarter-end. Mutual funds and exchange-traded funds distributed by AIM
                                                    Distributors, Inc.
2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This Aim service is provided by Aim Investment
Services, Inc.

                                    SCOR-AR-1            A I M Distributors,Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                           AIM Structured Growth Fund
                 Annual Report to Shareholders o August 31, 2007

                               [COVER GLOBE IMAGE]

DOMESTIC EQUITY

Large-Cap Growth

Table of Contents

Letters to Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule of Investments ..................    9
Financial Statements .....................   12
Notes to Financial Statements ............   15
Financial Highlights .....................   22
Auditor's Report .........................   27
Fund Expenses ............................   28
Approval of Advisory Agreement ...........   29
Tax Information ..........................   31
Trustees and Officers ....................   32

[AIM INVESTMENT SOLUTIONS]

        [GRAPHIC]   [GRAPHIC]
        [DOMESTIC     [FIXED
         EQUITY]     INCOME]

[GRAPHIC]   [GRAPHIC]     [GRAPHIC]
 [TARGET     [TARGET    [DIVERSIFIED
  RISK]     MATURITY]    PORTFOLIOS]

     [GRAPHIC]      [GRAPHIC]
      [SECTOR    [INTERNATIONAL/
      EQUITY]     GLOBAL EQUITY]

[AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM Structured Growth Fund

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review, and what factors affected its performance. The following pages contain important information that answers
     [TAYLOR                                 questions you may have about your investment.
      PHOTO]
                                                Despite a significant, albeit short-lived, stock market sell-off in late
                                             February and early March--and a more severe stock market decline that began in
  Philip Taylor                              July--major stock market indexes in the United States and abroad generally performed well for the 12 months ended August 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas;
                                             strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations, thereby slowing the economy.

                                                In an effort to ensure that the weak housing market and tight credit markets did not affect the U.S. economy more generally, the U.S. Federal Reserve Board in September cut its key federal funds target rate for the first time in more than four years.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o  Domestic, global and international equity funds

                                             o  Taxable and tax-exempt fixed-income funds

                                             o  Allocation portfolios, with risk/return characteristics to match your needs

                                             o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             In conclusion

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals.
                                             We work every day to earn your trust, and we're grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded
                                             Fund Trust.

AIM Structured Growth Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your
                                             Board of Trustees of the AIM Funds continues to focus on improved investment performance, reduced shareholder costs, and high ethical standards.

                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of
                                             INVESCO, AIM's parent company, and Phil Taylor, who was named CEO of AIM
                                             Investments --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given
    [CROCKETT                                more than 30 years of leadership to the company and the mutual fund industry
      PHOTO]                                 since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we
Bruce L. Crockett                            have seen persistent investment discipline and more consistently good results.
                                             While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as
                                             well as Director of AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of August 31, 2007).

                                                In other news, your Board took a more active role in preparing for "proxy season," the period when fund managers must vote the shares held by their funds
                                             "for" or "against" various proposals on the ballots of the issuing companies.
                                             Beginning in the 2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM
                                             Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against
                                             "poison pill" and "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to
                                             AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and
                                             "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the
                                             "Products and Performance" tab and go to "Investment Advisory Agreement
                                             Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email
                                             (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.) would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

AIM Structured Growth Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
=======================================================================================   investable universe, nonbenchmark stocks
PERFORMANCE SUMMARY                                                                       may also be considered. In our stock
                                                                                          selection model, each stock in the
For the fiscal year ended August 31, 2007, Class A shares of AIM Structured Growth        universe is evaluated on four factors:
Fund, excluding applicable sales charges, outperformed the Fund's broad market index      company earnings momentum, price trend,
but underperformed the Fund's style-specific index. @Underperformance was primarily       management action and relative value. The
the result of our decision to not own certain stocks that were large contributors to      sum of the scores from these four factors
the index's return.                                                                       makes up our alpha (excess return)
                                                                                          forecast, relative to the average stock in
Your Fund's long-term performance appears later in this report.                           the universe. Stocks are also evaluated on
                                                                                          a multitude of other factors to develop a
FUND VS. INDEXES                                                                          stock-specific risk forecast and
                                                                                          transaction cost forecast.
Total returns, 8/31/06-8/31/07, excluding applicable sales charges. If sales charges
were included, returns would be lower.                                                       We then incorporate the alpha forecast,
                                                                                          risk forecast and transaction cost
Class A Shares                                                                   15.63%   forecast-- using an optimizer (a software
Class B Shares                                                                   14.76    system)-- to construct a portfolio that we
Class C Shares                                                                   14.76    believe is an optimal balance of the
Class R Shares                                                                   15.46    stocks' potential return and risk. This
S&P 500 Index@ (Broad Market Index)                                              15.13    portfolio is constructed according to
Russell 1000 Growth Index@ (Style-Specific Index)                                17.70    certain constraints to increase the
Lipper Large-Cap Growth Funds Index@ (Peer Group Index)                          16.90    probability that the Fund's relative
                                                                                          performance and volatility remain within
SOURCE:  LIPPER INC.                                                                      the Fund strategy's guidelines. The
                                                                                          portfolio is continually monitored by the
=======================================================================================   Fund management team. The overall
                                                                                          investment process is repeated on a
HOW WE INVEST                                   The investment process integrates the     monthly basis to determine which companies
                                             following key steps:                         should be bought or sold.
We manage your Fund to provide exposure to
large cap growth stocks. We seek to          o  Universe Development                      MARKET CONDITIONS AND YOUR FUND
outperform the Russell 1000 Growth Index
while minimizing the amount of additional    o  Stock Rankings                            Over the fiscal year ended August 31,
risk relative to the benchmark. The Fund                                                  2007, the U.S. stock market delivered
can be used as a long-term allocation to     o  Risk Assessment                           strong double-digit returns despite
large cap stocks that compliments other                                                   concerns about subprime
style-specific strategies within a           o  Portfolio Construction
diversified asset allocation strategy.                                                                                   (continued)
                                             o  Trading

                                                While the companies included within the
                                             Russell 1000 Growth Index are used as a
                                             general guide for developing the Fund's

==========================================   ==========================================   ==========================================

   PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Computer Hardware                 11.0%    1. Microsoft Corp.                   5.6%
Information Technology               34.1%   2. Pharmaceuticals                    7.2     2. Apple Inc.                        5.0
Industrials                          14.2    3. Systems Software                   6.6     3. Cisco Systems, Inc.               4.8
Consumer Discretionary               12.6    4. Soft Drinks                        5.6     4. Hewlett-Packard Co.               4.2
Health Care                          11.6    5. Communications                             5. Merck & Co. Inc.                  3.9
Consumer Staples                     10.8       Equipment                          5.6     6. General Electric Co.              3.6
Energy                                5.3    Total Net Assets          $173.34 million     7. Altria Group, Inc.                3.6
Financials                            4.4    Total Number of                               8. NVIDIA Corp.                      3.4
Materials                             4.1    Holdings*                               76    9. Coca-Cola Co. (The)               3.2
Telecommunication Services            1.0                                                 10. Tesoro Corp.                      2.8
Money Market Funds, U.S. Treasury
Bills, Plus Other Assets Less
Liabilities                           1.9

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.

==========================================   ==========================================   ==========================================

AIM Structured Growth Fund

mortgages and a weakening housing market.    potential risk in making stock selections    JEREMY S. LEFKOWITZ
However, as the reporting period drew to a   can benefit or detract from Fund
close, we saw a series of generally          performance. For the fiscal year, it         Portfolio manager, is lead manager of AIM
positive economic developments and were      detracted from our results.                  Structured Growth Fund. He began his
encouraged by signs of continued economic                                                 investment career in 1968 and has been
strength and positive performance across        Stock selection within the portfolio      associated with INVESCO Institutional
most market capitalizations and sectors.     was weak for the fiscal year primarily as    and/or its affiliates since 1982. Mr.
                                             a result of the optimization process. The    Lefkowitz earned a B.S. in industrial
   Gross domestic product (GDP), a measure   largest detractor from relative              engineering and an M.B.A. in finance from
of economic growth, increased at a healthy   performance came from not owning certain     Columbia University.
annualized rate of 3.8% in the second        benchmark stocks which performed well
quarter of 2007.(1) This was a significant   during the fiscal year. These stocks         DANIEL A. KOSTYK
increase over the first quarter of 2007      included Amgen, Starbucks and McGraw Hill.
when GDP grew at an annualized rate of       Stocks we overweighted, such as 3M,          Chartered Financial Analyst, portfolio
just 0.6%.(1) Much of the growth in the      Frontier Oil and MEMC Electronic             manager, is manager of AIM Structured
second quarter was driven by an increase     Materials, contributed positively to Fund    Growth Fund. He has been associated with
in net exports and higher defense            performance. Our strategy emphasized         INVESCO Institutional and/or its
spending.                                    stocks we believed possessed strong          affiliates since 1995. Mr. Kostyk earned a
                                             earnings growth, positive price trends and   B.S. in mechanical engineering from
   Inflation, as measured by the Consumer    reasonable valuations.                       Northwestern University in Chicago.
Price Index, rose at an annualized rate of
4.5% during the first seven months of 2007      In terms of risk management, we seek to   ANTHONY J. MUNCHAK
compared to 2.5% for all of 2006.(2) This    minimize any style biases in the
increase was largely due to energy costs,    portfolio. Active managers typically add     Chartered Financial Analyst, portfolio
which rose by an annualized rate of 21.3%    value in one of or a combination of four     manager, is manager of AIM Structured
during the first seven months of 2007.(2)    areas: beta bias (relative volatility),      Growth Fund. He has been associated with
This was a reversal from 2006, when energy   style bias, sector/industry over/under       INVESCO Institutional and/or its
costs actually declined during the second    weight and stock selection. We attempt to    affiliates since 2000. Mr. Munchak earned
half of the year and were up only 2.9% for   add value through our stock selection        a B.S. and an M.S. from Boston College. He
all of 2006.(2)                              decisions. Consequently, our risk            also earned an M.B.A from Bentley College.
                                             management process seeks to neutralize the
   It is important to understand our         Fund's exposure relative to the benchmark    GLEN E. MURPHY
investment process to better evaluate the    with regard to beta, style and
drivers of our relative performance versus   sector/industry exposures.                   Chartered Financial Analyst, portfolio
the style-specific benchmark. We                                                          manager, is manager of AIM Structured
generally evaluate performance based on         We thank you for your continued           Growth Fund. He has been associated with
the impact of our stock selection and risk   investment in AIM Structured Growth Fund.    INVESCO Institutional and/or its
management processes.                                                                     affiliates since 1995. Mr. Murphy earned a
                                             Sources: (1) Bureau of Economic Analysis,    B.B.A. from the University of
   Our stock selection model, based on the   (2) Bureau of Labor Statistics               Massachusetts and an M.S. in finance from
four factors (company earnings momentum,                                                  Boston College.
price trend, management action and           The views and opinions expressed in
relative value) making up our alpha          management's discussion of Fund              FRANCIS M. ORLANDO
(excess return) forecast for stocks in our   performance are those of A I M Advisors,
investment universe, was a positive          Inc. These views and opinions are subject    Chartered Financial Analyst, portfolio
contributor to Fund performance.             to change at any time based on factors       manager, is manager of AIM Structured
                                             such as market and economic conditions.      Growth Fund. He has been associated with
   In selecting holdings for the Fund, we    These views and opinions may not be relied   INVESCO Institutional and/or its
also take into account our risk and          upon as investment advice or                 affiliates since 1987. Mr. Orlando earned
transaction cost forecasts. We use our       recommendations, or as an offer for a        a B.B.A. from Merrimack College and an
software system optimizer to assist in       particular security. The information is      M.B.A. from Boston College.
making investment decisions, based on risk   not a complete analysis of every aspect of
and transaction cost forecasts as well as    any market, country, industry, security or   Assisted by the U.S. Structured Products
our alpha forecast. Consequently, while      the Fund. Statements of fact are from        Group Research Team
our stock selection model may identify a     sources considered reliable, but A I M
stock with an attractive alpha forecast,     Advisors, Inc. makes no representation or
the optimizer may indicate that its          warranty as to their completeness or
transaction costs are too high and/or its    accuracy. Although historical performance
risk level is unacceptable. Placing more     is no guarantee of future results, these
of an emphasis on transaction costs and      insights may help you understand our
                                             investment management philosophy.

                                                    See important Fund and index
                                                  disclosures later in this report.

AIM Structured Growth Fund

YOUR FUND'S LONG-TERM PERFORMANCE

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND AND INDEX DATA FROM 3/31/06

           AIM STRUCTURED    AIM STRUCTURED    AIM STRUCTURED    AIM STRUCTURED                                   LIPPER LARGE-CAP
            GROWTH FUND-      GROWTH FUND-      GROWTH FUND-      GROWTH FUND-      RUSSELL 1000       S&P 500      GROWTH FUNDS
  DATE     CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS R SHARES    GROWTH INDEX(1)    INDEX(1)        INDEX(1)
3/31/06        $ 9450            $10000            $10000            $10000             $10000         $10000          $10000
   4/06          9488             10030             10030             10030               9986          10134            9984
   5/06          9204              9720              9720              9730               9648           9843            9519
   6/06          9299              9820              9820              9830               9610           9856            9487
   7/06          9167              9680              9680              9691               9427           9917            9244
   8/06          9384              9899              9899              9920               9721          10152            9458
   9/06          9668             10190             10190             10220               9988          10414            9662
  10/06         10103             10649             10649             10680              10339          10753            9953
  11/06         10301             10849             10849             10880              10544          10957           10180
  12/06         10262             10800             10800             10843              10580          11111           10234
   1/07         10594             11141             11141             11183              10852          11279           10498
   2/07         10300             10830             10830             10882              10648          11059           10261
   3/07         10490             11020             11020             11073              10706          11182           10339
   4/07         10822             11361             11361             11423              11210          11677           10758
   5/07         11295             11852             11852             11923              11613          12084           11123
   6/07         11021             11561             11552             11633              11440          11884           11018
   7/07         10755             11271             11271             11353              11262          11516           10878
   8/07         10852             10961             11361             11454              11442          11688           11057

                                                                                                            SOURCES: (1) LIPPER INC.

Past performance cannot guarantee            charges. Index results include reinvested
comparable future results.                   dividends, but they do not reflect sales
                                             charges. Performance of an index of funds
   The data shown in the chart include       reflects fund expenses and management
reinvested distributions, applicable sales   fees; performance of a market index does
charges, Fund expenses and management        not. Performance shown in the chart and
fees. Results for Class B shares are         table(s) does not reflect deduction of
calculated as if a hypothetical              taxes a shareholder would pay on Fund
shareholder had liquidated his entire        distributions or sale of Fund shares.
investment in the Fund at the close of the   Performance of the indexes does not
reporting period and paid the applicable     reflect the effects of taxes.
contingent deferred sales

AIM Structured Growth Fund

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 8/31/07, including applicable sales    As of 6/30/07, the most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (3/31/06)                  5.93%   CLASS A SHARES
 1 Year                              9.25    Inception (3/31/06)                  8.11%
                                              1 Year                             12.03
CLASS B SHARES
Inception (3/31/06)                  6.68%   CLASS B SHARES
 1 Year                              9.76    Inception (3/31/06)                  9.19%
                                              1 Year                             12.73
CLASS C SHARES
Inception (3/31/06)                  9.41%   CLASS C SHARES
 1 Year                             13.76    Inception (3/31/06)                 12.24%
                                              1 Year                             16.63
CLASS R SHARES
Inception (3/31/06)                 10.04%   CLASS R SHARES
 1 Year                             15.46    Inception (3/31/06)                 12.88%
==========================================    1 Year                             18.35
                                             ==========================================
THE PERFORMANCE DATA QUOTED REPRESENT PAST
PERFORMANCE AND CANNOT GUARANTEE             CONTINGENT DEFERRED SALES CHARGE (CDSC)
COMPARABLE FUTURE RESULTS; CURRENT           FOR THE PERIOD INVOLVED. THE CDSC ON CLASS
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   B SHARES DECLINES FROM 5% BEGINNING AT THE
VISIT AIMINVESTMENTS.COM FOR THE MOST        TIME OF PURCHASE TO 0% AT THE BEGINNING OF
RECENT MONTH-END PERFORMANCE. PERFORMANCE    THE SEVENTH YEAR. THE CDSC ON CLASS C
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    SHARES IS 1% FOR THE FIRST YEAR AFTER
CHANGES IN NET ASSET VALUE AND THE EFFECT    PURCHASE. CLASS R SHARES DO NOT HAVE A
OF THE MAXIMUM SALES CHARGE UNLESS           FRONT-END SALES CHARGE; RETURNS SHOWN ARE
OTHERWISE STATED. INVESTMENT RETURN AND      AT NET ASSET VALUE AND DO NOT REFLECT A
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        REDEMPTION OF RETIREMENT PLAN ASSETS
SHARES.                                      WITHIN THE FIRST YEAR.

   THE NET ANNUAL FUND OPERATING EXPENSE        THE PERFORMANCE OF THE FUND'S SHARE
RATIO SET FORTH IN THE MOST RECENT FUND      CLASSES WILL DIFFER PRIMARILY DUE TO
PROSPECTUS AS OF THE DATE OF THIS REPORT     DIFFERENT SALES CHARGE STRUCTURES AND
FOR CLASS A, CLASS B, CLASS C AND CLASS R    CLASS EXPENSES.
SHARES WAS 1.00%, 1.75%, 1.75% AND 1.25%,
RESPECTIVELY.(1) THE TOTAL ANNUAL FUND          HAD THE ADVISOR NOT WAIVED FEES AND/OR
OPERATING EXPENSE RATIO SET FORTH IN THE     REIMBURSED EXPENSES, PERFORMANCE WOULD
MOST RECENT FUND PROSPECTUS AS OF THE DATE   HAVE BEEN LOWER.
OF THIS REPORT FOR CLASS A, CLASS B, CLASS
C AND CLASS R SHARES WAS 1.90%, 2.65%,       (1)  Total annual operating expenses less
2.65% AND 2.15%, RESPECTIVELY. THE EXPENSE        any contractual fee waivers and/or
RATIOS PRESENTED ABOVE MAY VARY FROM THE          expense reimbursements by the advisor
EXPENSE RATIOS PRESENTED IN OTHER SECTIONS        in effect through at least June 30,
OF THIS REPORT THAT ARE BASED ON EXPENSES         2008. See current prospectus for more
INCURRED DURING THE PERIOD COVERED BY THIS        information.
REPORT.
                                                                                          ==========================================
   CLASS A SHARE PERFORMANCE REFLECTS THE                                                 FOR A DISCUSSION OF THE RISKS OF INVESTING
MAXIMUM 5.50% SALES CHARGE, AND CLASS B                                                   IN YOUR FUND AND INDEXES USED IN THIS
AND CLASS C SHARE PERFORMANCE REFLECTS THE                                                REPORT, PLEASE TURN THE PAGE.
APPLICABLE                                                                                ==========================================

AIM Structured Growth Fund

AIM STRUCTURED GROWTH FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF
CAPITAL.

o Unless otherwise stated, information presented in this report is as of August 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES

o  Class B shares are not available as an       magnifying changes in the value of the    o  The Fund is not managed to track the
   investment for retirement plans              portfolio's securities. Derivatives          performance of any particular index,
   maintained pursuant to Section 401 of        are subject to counterparty risk--the        including the indexes defined here, and
   the Internal Revenue Code, including         risk that the other party will not           consequently, the performance of the
   401(k) plans, money purchase pension         complete the transaction with the Fund.      Fund may deviate significantly from the
   plans and profit sharing plans, except                                                    performance of the index.
   for plans that have existing accounts     o  There is no guarantee that the
   invested in Class B shares.                  investment techniques and risk analyses   o  A direct investment cannot be made in
                                                used by the Fund's portfolio managers        an index. Unless otherwise indicated,
o  Class R shares are available only to         will produce the desired results.            index results include reinvested
   certain retirement plans. Please see                                                      dividends, and they do not reflect
   the prospectus for more information.      o  The prices of securities held by the         sales charges. Performance of an index
                                                Fund may decline in response to market       of funds reflects fund expenses;
PRINCIPAL RISKS OF INVESTING IN THE FUND        risks.                                       performance of a market index does not.

o  Credit risk is the risk of loss on an     o  The Fund invests in "growth" stocks,      OTHER INFORMATION
   investment due to the deterioration of       which may be more volatile than other
   an issuer's financial health. Such a         investment styles because growth stocks   o  The returns shown in the management's
   deterioration of financial health may        are more sensitive to investor               discussion of Fund performance are
   result in a reduction of the credit          perceptions of an issuing company's          based on net asset values calculated
   rating of the issuer's securities and        growth potential.                            for shareholder transactions. Generally
   may lead to the issuer's inability to                                                     accepted accounting principles require
   honor its contractual obligations,        ABOUT INDEXES USED IN THIS REPORT               adjustments to be made to the net
   including making timely payment of                                                        assets of the Fund at period end for
   interest and principal.                   o  The S&P 500--REGISTERED TRADEMARK-o          financial reporting purposes, and as
                                                Index is a market                            such, the net asset values for
o  Prices of equity securities change in        capitalization-weighted index covering       shareholder transactions and the
   response to many factors including the       all major areas of the U.S. economy. It      returns based on those net asset values
   historical and prospective earnings of       is not the 500 largest companies, but        may differ from the net asset values
   the issuer, the value of its assets,         rather the most widely held 500              and returns reported in the Financial
   general economic conditions, interest        companies chosen with respect to market      Highlights.
   rates, investor perceptions and market       size, liquidity, and their industry.
   liquidity.                                                                             o  Industry classifications used in this
                                             o  The Russell 1000--REGISTERED                 report are generally according to the
o  Foreign securities have additional           TRADEMARK-- Growth Index measures the        Global Industry Classification
   risks, including exchange rate changes,      performance of those Russell 1000            Standard, which was developed by and is
   political and economic upheaval, the         companies with higher price-to-book          the exclusive property and a service
   relative lack of information,                ratios and higher forecasted growth          mark of Morgan Stanley Capital
   relatively low market liquidity, and         values. The Russell 1000--REGISTERED         International Inc. and Standard &
   the potential lack of strict financial       TRADEMARK-- Growth Index is a                Poor's.
   and accounting controls and standards.       trademark/ service mark of the Frank
                                                Russell Company. Russell--REGISTERED      o  The Chartered Financial
o  Interest rate risk refers to the risk        TRADEMARK-- is a trademark of the Frank      Analyst--REGISTERED TRADEMARK--
   that bond prices generally fall as           Russell Company.                             (CFA--REGISTERED TRADEMARK--)
   interest rates rise; conversely, bond                                                     designation is a globally recognized
   prices generally rise as interest rates   o  The Lipper Large-Cap Growth Funds Index      standard for measuring the competence
   fall.                                        is an equally weighted representation        and integrity of investment
                                                of the largest funds in the Lipper           professionals.
o  The Fund may use enhanced investment         Large-Cap Growth Funds category. These
   techniques such as leveraging and            funds typically have an above-average
   derivatives. Leveraging entails risks        price-to-earnings ratio, price-to-book
   such as                                      ratio, and three-year sales-per-share
                                                growth value, compared to the S&P 500
                                                Index.
=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares        AASGX
=======================================================================================   Class B Shares        BASGX
                                                                                          Class C Shares        CASGX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class R Shares        RASGX
AIMINVESTMENTS.COM                                                                        ==========================================

AIM Structured Growth Fund

SCHEDULE OF INVESTMENTS(a)

August 31, 2007

                                                 SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.13%

AEROSPACE & DEFENSE-3.45%

Honeywell International Inc.                        65,400   $  3,672,210
-------------------------------------------------------------------------
Lockheed Martin Corp.                               23,300      2,309,962
=========================================================================
                                                                5,982,172
=========================================================================

APPAREL RETAIL-2.08%

Aeropostale, Inc.(b)                                48,150        996,705
-------------------------------------------------------------------------
American Eagle Outfitters, Inc.                    101,300      2,616,579
=========================================================================
                                                                3,613,284
=========================================================================

AUTOMOBILE MANUFACTURERS-0.66%

General Motors Corp.                                37,200      1,143,528
=========================================================================

AUTOMOTIVE RETAIL-0.20%

AutoZone, Inc.(b)                                    2,800        339,612
=========================================================================

BIOTECHNOLOGY-0.73%

Biogen Idec Inc.(b)                                 19,700      1,257,254
=========================================================================

COMMERCIAL PRINTING-0.47%

Deluxe Corp.                                        21,200        806,024
=========================================================================

COMMUNICATIONS EQUIPMENT-5.60%

Cisco Systems, Inc.(b)                             259,200      8,273,664
-------------------------------------------------------------------------
Juniper Networks, Inc.(b)                           43,300      1,425,436
=========================================================================
                                                                9,699,100
=========================================================================

COMPUTER & ELECTRONICS RETAIL-2.42%

RadioShack Corp.(c)                                176,200      4,188,274
=========================================================================

COMPUTER HARDWARE-11.04%

Apple Inc.(b)                                       62,400      8,641,152
-------------------------------------------------------------------------
Hewlett-Packard Co.                                148,000      7,303,800
-------------------------------------------------------------------------
International Business Machines Corp.(c)            27,400      3,197,306
=========================================================================
                                                               19,142,258
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.38%

Emulex Corp.(b)(c)                                  33,900        662,406
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.58%

AGCO Corp.(b)(c)                                    44,900      1,939,680
-------------------------------------------------------------------------
Terex Corp.(b)                                      31,700      2,532,196
=========================================================================
                                                                4,471,876
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------

CONSUMER FINANCE-0.65%

Discover Financial Services(b)                      18,700   $    432,718
-------------------------------------------------------------------------
First Marblehead Corp. (The)(c)                     20,700        693,243
=========================================================================
                                                                1,125,961
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.17%

Broadridge Financial Solutions Inc.                 28,500        517,845
-------------------------------------------------------------------------
Electronic Data Systems Corp.                       42,100        963,669
-------------------------------------------------------------------------
MasterCard, Inc.-Class A(c)                         29,300      4,013,807
=========================================================================
                                                                5,495,321
=========================================================================

DEPARTMENT STORES-2.32%

JCPenney Co., Inc.                                  23,000      1,581,480
-------------------------------------------------------------------------
Kohl's Corp.(b)                                     41,000      2,431,300
=========================================================================
                                                                4,012,780
=========================================================================

DIVERSIFIED CHEMICALS-0.75%

E. I. du Pont de Nemours and Co.                    26,800      1,306,500
=========================================================================

DIVERSIFIED METALS & MINING-1.20%

Southern Copper Corp.(c)                            19,800      2,083,950
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-4.08%

Emerson Electric Co.                                47,200      2,323,656
-------------------------------------------------------------------------
First Solar, Inc.(b)(c)                             45,800      4,751,292
=========================================================================
                                                                7,074,948
=========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.24%

Mosaic Co. (The)(b)                                 10,100        424,402
=========================================================================

FOOD RETAIL-0.23%

Safeway Inc.                                        12,600        399,798
=========================================================================

GENERAL MERCHANDISE STORES-0.93%

Big Lots, Inc.(b)(c)                                54,100      1,610,557
=========================================================================

HEALTH CARE DISTRIBUTORS-0.74%

AmerisourceBergen Corp.                             16,700        799,095
-------------------------------------------------------------------------
PharMerica Corp.(b)(c)                              26,900        476,942
=========================================================================
                                                                1,276,037
=========================================================================

HEALTH CARE EQUIPMENT-0.31%

Intuitive Surgical, Inc.(b)                          2,400        531,072
=========================================================================

HEALTH CARE TECHNOLOGY-0.35%

Hlth Corp.(b)(c)                                    41,500        613,370
=========================================================================

HOME FURNISHINGS-0.66%

Tempur-Pedic International Inc.(c)                  39,600      1,144,440
=========================================================================

AIM Structured Growth Fund

                                                 SHARES         VALUE
-------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES-3.65%

General Electric Co.                               162,700   $  6,324,149
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.99%

Qwest Communications International Inc.(b)         144,200      1,290,590
-------------------------------------------------------------------------
Verizon Communications Inc.                         10,300        431,364
=========================================================================
                                                                1,721,954
=========================================================================

INTERNET SOFTWARE & SERVICES-0.74%

eBay Inc.(b)                                        37,800      1,288,980
=========================================================================

INVESTMENT BANKING & BROKERAGE-2.49%

Goldman Sachs Group, Inc. (The)                      1,550        272,815
-------------------------------------------------------------------------
Morgan Stanley                                      64,900      4,047,813
=========================================================================
                                                                4,320,628
=========================================================================

LEISURE PRODUCTS-2.19%

Hasbro, Inc.                                        42,400      1,196,104
-------------------------------------------------------------------------
Mattel, Inc.(c)                                    120,200      2,599,926
=========================================================================
                                                                3,796,030
=========================================================================

MANAGED HEALTH CARE-2.26%

Magellan Health Services, Inc.(b)                    8,300        336,980
-------------------------------------------------------------------------
WellCare Health Plans Inc.(a)(b)                    36,300      3,582,810
=========================================================================
                                                                3,919,790
=========================================================================

MOVIES & ENTERTAINMENT-1.16%

Marvel Entertainment, Inc.(b)(c)                    32,600        736,760
-------------------------------------------------------------------------
Walt Disney Co. (The)                               38,000      1,276,800
=========================================================================
                                                                2,013,560
=========================================================================

OFFICE ELECTRONICS-0.58%

Xerox Corp.(b)                                      59,000      1,010,670
=========================================================================

OIL & GAS REFINING & MARKETING-5.23%

Frontier Oil Corp.                                  50,700      2,080,221
-------------------------------------------------------------------------
Holly Corp.                                         23,400      1,559,610
-------------------------------------------------------------------------
Tesoro Corp.                                        97,400      4,804,742
-------------------------------------------------------------------------
Western Refining, Inc.(c)                           11,900        616,896
=========================================================================
                                                                9,061,469
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.61%

JPMorgan Chase & Co.                                23,700      1,055,124
=========================================================================

PERSONAL PRODUCTS-0.53%

NBTY, Inc.(b)                                       25,000        917,500
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------

PHARMACEUTICALS-7.23%

Forest Laboratories, Inc.(b)(c)                    101,300   $  3,811,919
-------------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)(c)                    61,200        919,836
-------------------------------------------------------------------------
Merck & Co. Inc.                                   133,000      6,672,610
-------------------------------------------------------------------------
Pfizer Inc.                                         45,400      1,127,736
=========================================================================
                                                               12,532,101
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.45%

Travelers Cos., Inc. (The)                          15,400        778,316
=========================================================================

SEMICONDUCTOR EQUIPMENT-2.26%

Lam Research Corp.(b)                                6,200        332,506
-------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(b)                  40,900      2,512,078
-------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(b)(c)                                        19,200      1,068,096
=========================================================================
                                                                3,912,680
=========================================================================

SEMICONDUCTORS-3.78%

National Semiconductor Corp.                        22,600        594,832
-------------------------------------------------------------------------
NVIDIA Corp.(b)                                    116,600      5,965,256
=========================================================================
                                                                6,560,088
=========================================================================

SOFT DRINKS-5.60%

Coca-Cola Co. (The)                                103,800      5,582,364
-------------------------------------------------------------------------
PepsiCo, Inc.                                       60,600      4,122,618
=========================================================================
                                                                9,704,982
=========================================================================

STEEL-1.91%

AK Steel Holding Corp.(b)                           82,900      3,316,000
=========================================================================

SYSTEMS SOFTWARE-6.56%

BMC Software, Inc.(b)                               43,400      1,328,908
-------------------------------------------------------------------------
McAfee Inc.(b)                                      10,500        375,375
-------------------------------------------------------------------------
Microsoft Corp.                                    336,600      9,670,518
=========================================================================
                                                               11,374,801
=========================================================================

THRIFTS & MORTGAGE FINANCE-0.20%

Freddie Mac                                          5,700        351,177
=========================================================================

TOBACCO-4.47%

Altria Group, Inc.                                  91,000      6,316,310
-------------------------------------------------------------------------
Loews Corp-Carolina Group                            7,700        586,124
-------------------------------------------------------------------------
UST Inc.                                            17,000        837,760
=========================================================================
                                                                7,740,194
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $159,170,823)                           170,105,117
=========================================================================

AIM Structured Growth Fund


                                                PRINCIPAL
                                                 AMOUNT         VALUE
-------------------------------------------------------------------------
U.S. TREASURY SECURITIES-0.15%

U.S. TREASURY BILLS-0.15%

4.58%, 09/20/07 (Cost $249,396)(d)             $   250,000(e)      249,396
=========================================================================

                                                 SHARES
MONEY MARKET FUNDS-1.48%

Liquid Assets Portfolio-Institutional
  Class(f)                                       1,284,795      1,284,795
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)         1,284,795      1,284,795
=========================================================================
    Total Money Market Funds (Cost
      $2,569,590)                                               2,569,590
=========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.76% (Cost
  $161,989,809)                                               172,924,103
=========================================================================

-------------------------------------------------------------------------
                                                 SHARES         VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-6.29%

Liquid Assets Portfolio-Institutional
  Class(f)(g)                                   10,906,405   $ 10,906,405
=========================================================================
    Total Investments Purchased with Cash
      Collateral from Securities on Loan
      (Cost $10,906,405)                                       10,906,405
=========================================================================
TOTAL INVESTMENTS-106.05% (Cost $172,896,214)                 183,830,508
=========================================================================
OTHER ASSETS LESS LIABILITIES-(6.05)%                         (10,487,127)
=========================================================================
NET ASSETS-100.00%                                           $173,343,381
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:
(a) Industry classification used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b) Non-income producing security.
(c) All or a portion of this security was out on loan at August 31, 2007.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 8.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Growth Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

ASSETS:

Investments, at value (Cost $159,420,219)*     $170,354,513
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $13,475,995)                             13,475,995
===========================================================
    Total investments (Cost $172,896,214)       183,830,508
===========================================================
Receivables for:
  Variation margin                                   22,520
-----------------------------------------------------------
  Fund shares sold                                  349,262
-----------------------------------------------------------
  Dividends                                         148,894
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                4,091
-----------------------------------------------------------
Other assets                                         21,003
===========================================================
    Total assets                                184,376,278
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             41,172
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  5,175
-----------------------------------------------------------
  Collateral upon return of securities loaned    10,906,405
-----------------------------------------------------------
  Fund expenses advanced                             21,380
-----------------------------------------------------------
Accrued distribution fees                             3,478
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,990
-----------------------------------------------------------
Accrued transfer agent fees                           2,518
-----------------------------------------------------------
Accrued operating expenses                           49,779
===========================================================
    Total liabilities                            11,032,897
===========================================================
Net assets applicable to shares outstanding    $173,343,381
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $156,938,575
-----------------------------------------------------------
Undistributed net investment income                 368,757
-----------------------------------------------------------
Undistributed net realized gain                   5,082,610
-----------------------------------------------------------
Unrealized appreciation                          10,953,439
===========================================================
                                               $173,343,381
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $  7,480,898
___________________________________________________________
===========================================================
Class B                                        $    472,087
___________________________________________________________
===========================================================
Class C                                        $  2,064,899
___________________________________________________________
===========================================================
Class R                                        $     12,735
___________________________________________________________
===========================================================
Institutional Class                            $163,312,762
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                             653,319
___________________________________________________________
===========================================================
Class B                                              41,586
___________________________________________________________
===========================================================
Class C                                             181,894
___________________________________________________________
===========================================================
Class R                                               1,113
___________________________________________________________
===========================================================
Institutional Class                              14,222,034
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.45
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $11.45 divided by
      94.50%)                                  $      12.12
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.35
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.35
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      11.44
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      11.48
___________________________________________________________
===========================================================

* At August 31, 2007, securities with an aggregate value of $10,841,105 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Growth Fund

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

INVESTMENT INCOME:

Dividends                                                     $ 1,407,273
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $4,404)                            164,017
-------------------------------------------------------------------------
Interest                                                           17,078
=========================================================================
    Total investment income                                     1,588,368
=========================================================================

EXPENSES:

Advisory fees                                                     812,402
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     12,683
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          11,770
-------------------------------------------------------------------------
  Class B                                                           8,512
-------------------------------------------------------------------------
  Class C                                                          12,609
-------------------------------------------------------------------------
  Class R                                                           2,589
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                               11,097
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                3,682
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          19,272
-------------------------------------------------------------------------
Registration and filing fees                                      202,585
-------------------------------------------------------------------------
Professional services fees                                         74,136
-------------------------------------------------------------------------
Other                                                              26,475
=========================================================================
    Total expenses                                              1,247,812
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                 (198,752)
=========================================================================
    Net expenses                                                1,049,060
=========================================================================
Net investment income                                             539,308
=========================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from:
  Investment securities                                         5,098,739
-------------------------------------------------------------------------
  Futures contracts                                               164,417
=========================================================================
                                                                5,263,156
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        10,508,797
-------------------------------------------------------------------------
  Futures contracts                                                14,663
=========================================================================
                                                               10,523,460
=========================================================================
Net realized and unrealized gain                               15,786,616
=========================================================================
Net increase in net assets resulting from operations          $16,325,924
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the year ended August 31, 2007 and the period March 31, 2006 (commencement date) through August 31, 2006

                                                                  2007           2006
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    539,308    $    83,231
-----------------------------------------------------------------------------------------
  Net realized gain (loss)                                       5,263,156        (73,391)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         10,523,460        429,979
=========================================================================================
    Net increase in net assets resulting from operations        16,325,924        439,819
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (3,871)            --
-----------------------------------------------------------------------------------------
  Class R                                                             (150)            --
-----------------------------------------------------------------------------------------
  Institutional Class                                             (290,942)            --
=========================================================================================
    Total distributions from net investment income                (294,963)            --
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                           (2,112)            --
-----------------------------------------------------------------------------------------
  Class B                                                             (835)            --
-----------------------------------------------------------------------------------------
  Class C                                                             (875)            --
-----------------------------------------------------------------------------------------
  Class R                                                             (648)            --
-----------------------------------------------------------------------------------------
  Institutional Class                                             (102,685)            --
=========================================================================================
    Total distributions from net realized gains                   (107,155)            --
=========================================================================================
    Decrease in net assets resulting from distributions           (402,118)            --
=========================================================================================
Share transactions-net:
  Class A                                                        6,290,642        865,449
-----------------------------------------------------------------------------------------
  Class B                                                         (309,428)       666,910
-----------------------------------------------------------------------------------------
  Class C                                                        1,359,341        605,418
-----------------------------------------------------------------------------------------
  Class R                                                         (679,209)       600,010
-----------------------------------------------------------------------------------------
  Institutional Class                                           61,142,130     86,438,493
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                               67,803,476     89,176,280
=========================================================================================
    Net increase in net assets                                  83,727,282     89,616,099
=========================================================================================

NET ASSETS:

  Beginning of year                                             89,616,099             --
=========================================================================================
  End of year (including undistributed net investment income
    of $368,757 and $124,412, respectively)                   $173,343,381    $89,616,099
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Growth Fund

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Growth Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Structured Growth Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Structured Growth Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.60%
--------------------------------------------------------------------
Next $250 million                                             0.575%
--------------------------------------------------------------------
Next $500 million                                             0.55%
--------------------------------------------------------------------
Next $1.5 billion                                             0.525%
--------------------------------------------------------------------
Next $2.5 billion                                             0.50%
--------------------------------------------------------------------
Next $2.5 billion                                             0.475%
--------------------------------------------------------------------
Next $2.5 billion                                             0.45%
--------------------------------------------------------------------
Over $10 billion                                              0.425%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., AIM pays INVESCO Institutional (N.A.), Inc. 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended August 31, 2007, AIM waived advisory fees of $181,927 and reimbursed class level expenses of $6,873, $1,242, $1,841, $756, and $3,682 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended August 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are

AIM Structured Growth Fund

deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2007, ADI advised the Fund that it retained $3,879 in front-end sales commissions from the sale of Class A shares and $0, $123, $1,033 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the year ended August 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               08/31/06          AT COST          FROM SALES         08/31/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $   --         $ 35,971,800      $ (34,687,005)     $ 1,284,795     $ 79,991
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                 --           35,971,800        (34,687,005)       1,284,795       79,622
=================================================================================================
  Subtotal          $   --         $ 71,943,600      $ (69,374,010)     $ 2,569,590     $159,613
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               08/31/06          AT COST          FROM SALES         08/31/07        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $   --         $ 67,466,909      $ (56,560,504)     $10,906,405     $  4,404
=================================================================================================
  Total
    Investments
    in
    Affiliates      $   --         $139,410,509      $(125,934,514)     $13,475,995     $164,017
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended August 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,431.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2007, the Fund paid legal fees of $5,024 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to

AIM Structured Growth Fund

the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended August 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At August 31, 2007, securities with an aggregate value of $10,841,105 were on loan to brokers. The loans were secured by cash collateral of $10,906,405 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended August 31, 2007, the Fund received dividends on cash collateral investments of $4,404 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--FUTURES CONTRACTS

On August 31, 2007, $250,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF       MONTH/            VALUE         UNREALIZED
CONTRACT                                                      CONTRACTS     COMMITMENT        08/31/07       APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                             32        Sept.-07/Long     $2,362,720        $19,145
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the year ended August 31, 2007 and the period March 31, 2006 (commencement date) through August 31, 2006 was as follows:

                                                                2007       2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                             $346,557    $   --
--------------------------------------------------------------------------------
  Long-term capital gain                                        55,561        --
================================================================================
    Total distributions                                       $402,118    $   --
________________________________________________________________________________
================================================================================


TAX COMPONENTS OF NET ASSETS:

As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  5,245,220
----------------------------------------------------------------------------
Undistributed long-term gain                                         273,923
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                        10,889,870
----------------------------------------------------------------------------
Temporary book/tax differences                                        (4,207)
----------------------------------------------------------------------------
Shares of beneficial interest                                    156,938,575
============================================================================
    Total net assets                                            $173,343,381
____________________________________________________________________________
============================================================================

AIM Structured Growth Fund


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales and the realization for tax purposes of unrealized gains on futures contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund utilized $44,065 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund does not have a capital loss carryforward as of August 31, 2007.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2007 was $186,167,882 and $119,651,231, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $17,497,442
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (6,607,572)
===============================================================================
Net unrealized appreciation of investment securities              $10,889,870
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $172,940,638.

AIM Structured Growth Fund

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                                               MARCH 31, 2006
                                                                                               (COMMENCEMENT
                                                                     YEAR ENDED                DATE) THROUGH
                                                                 AUGUST 31, 2007(A)           AUGUST 31, 2006
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       754,832    $ 8,442,717       89,400    $   891,029
------------------------------------------------------------------------------------------------------------------
  Class B                                                        52,116        576,888       66,886        667,410
------------------------------------------------------------------------------------------------------------------
  Class C                                                       201,234      2,271,388       60,554        605,418
------------------------------------------------------------------------------------------------------------------
  Class R                                                           797          8,993       60,001        600,010
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         5,931,247     66,326,390    8,742,481     86,471,025
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           511          5,619           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                            75            824           --             --
------------------------------------------------------------------------------------------------------------------
  Class C                                                            80            875           --             --
------------------------------------------------------------------------------------------------------------------
  Class R                                                            72            798           --             --
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            35,784        393,627           --             --
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         2,709         31,228           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                        (2,728)       (31,228)          --             --
==================================================================================================================
Reacquired:
  Class A                                                      (191,553)    (2,188,922)      (2,580)       (25,580)
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (74,712)      (855,912)         (51)          (500)
------------------------------------------------------------------------------------------------------------------
  Class C                                                       (79,974)      (912,922)          --             --
------------------------------------------------------------------------------------------------------------------
  Class R                                                       (59,757)      (689,000)          --             --
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (484,204)    (5,577,887)      (3,274)       (32,532)
==================================================================================================================
                                                              6,086,529    $67,803,476    9,013,417    $89,176,280
__________________________________________________________________________________________________________________
==================================================================================================================

(a) 89% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

AIM Structured Growth Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                                                (COMMENCEMENT
                                                              YEAR ENDED           DATE) TO
                                                              AUGUST 31,          AUGUST 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.93              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.02                0.11
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.53               (0.18)
===============================================================================================
    Total from investment operations                              1.55               (0.07)
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.02)                 --
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                 --
===============================================================================================
    Total distributions                                          (0.03)                 --
===============================================================================================
Net asset value, end of period                                  $11.45              $ 9.93
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  15.63%              (0.70)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $7,481              $  862
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.01%(c)            1.03%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.29%(c)            5.52%(d)
===============================================================================================
Ratio of net investment income to average net assets              0.17%(c)            2.57%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          91%                  7%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $4,708,137.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Growth Fund

                                                                           CLASS B
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                                                (COMMENCEMENT
                                                              YEAR ENDED           DATE) TO
                                                              AUGUST 31,          AUGUST 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.90              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.07)               0.08
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.53               (0.18)
===============================================================================================
    Total from investment operations                              1.46               (0.10)
===============================================================================================
  Less distributions from net realized gains                     (0.01)                 --
===============================================================================================
Net asset value, end of period                                  $11.35              $ 9.90
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  14.76%              (1.00)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  472              $  662
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.76%(c)            1.78%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.04%(c)            6.27%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.58)%(c)           1.82%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          91%                  7%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $851,148.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           CLASS C
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                                                (COMMENCEMENT
                                                              YEAR ENDED           DATE) TO
                                                              AUGUST 31,          AUGUST 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.90              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.07)               0.08
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.53               (0.18)
===============================================================================================
    Total from investment operations                              1.46               (0.10)
===============================================================================================
  Less distributions from net realized gains                     (0.01)                 --
===============================================================================================
Net asset value, end of period                                  $11.35              $ 9.90
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  14.76%              (1.00)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,065              $  599
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.76%(c)            1.78%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.04%(c)            6.27%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.58)%(c)           1.82%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          91%                  7%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,260,933.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Growth Fund

                                                                           CLASS R
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                                                (COMMENCEMENT
                                                              YEAR ENDED           DATE) TO
                                                              AUGUST 31,          AUGUST 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.92              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.01)               0.10
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.54               (0.18)
===============================================================================================
    Total from investment operations                              1.53               (0.08)
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.00)                 --
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                 --
===============================================================================================
    Total distributions                                          (0.01)                 --
===============================================================================================
Net asset value, end of period                                  $11.44              $ 9.92
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  15.46%              (0.80)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   13              $  595
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.26%(c)            1.28%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.54%(c)            5.77%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.08)%(c)           2.32%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          91%                  7%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $517,867.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Growth Fund

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                                                (COMMENCEMENT
                                                              YEAR ENDED           DATE) TO
                                                              AUGUST 31,          AUGUST 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   9.94            $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.05               0.12
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.53              (0.18)
===============================================================================================
    Total from investment operations                               1.58              (0.06)
===============================================================================================
Less distributions:
  Dividends from net investment income                            (0.03)                --
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)                --
===============================================================================================
    Total distributions                                           (0.04)                --
===============================================================================================
Net asset value, end of period                                 $  11.48            $  9.94
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   15.93%             (0.60)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $163,313            $86,898
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.75%(c)           0.77%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.89%(c)           5.20%(d)
===============================================================================================
Ratio of net investment income to average net assets               0.43%(c)           2.83%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                           91%                 7%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $128,062,298.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

AIM Structured Growth Fund

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Structured Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Structured Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Structured Growth Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period March 31, 2006 (commencement date) through August 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

AIM Structured Growth Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    use this information to compare the
                                             estimate the expenses that you paid over     ongoing costs of investing in the Fund
As a shareholder of the Fund, you incur      the period. Simply divide your account       and other funds. To do so, compare this
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      5% hypothetical example with the 5%
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
purchase payments or contingent deferred     then multiply the result by the number in    shareholder reports of the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions,
the Fund and to compare these costs with                                                  and redemption fees, if any. Therefore,
ongoing costs of investing in other mutual   The table below also provides information    the hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    not help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period March 1, 2007, through         of return of 5% per year before expenses,    addition, if these transaction costs were
August 31, 2007.                             which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (3/1/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,053.40               $5.18        $1,020.16             $5.09             1.00%
   B                1,000.00               1,049.00                9.04         1,016.38              8.89             1.75
   C                1,000.00               1,049.00                9.04         1,016.38              8.89             1.75
   R                1,000.00               1,052.40                6.47         1,018.90              6.36             1.25

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 8/31/07

AIM STRUCTURED GROWTH FUND

Institutional Class Shares                   ==========================================      PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 8/31/07                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (3/31/06)                 10.51%   REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional       1 Year                           15.93    INVESTMENT RETURN AND PRINCIPAL VALUE
Class shares are offered exclusively to                                                   WILL FLUCTUATE SO YOUR SHARES, WHEN
institutional investors, including defined   AVERAGE ANNUAL TOTAL RETURNS                 REDEEMED, MAY BE WORTH MORE OR LESS THAN
contribution plans that meet certain         For periods ended 6/30/07, most recent       THEIR ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    calendar quarter-end                         INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             Inception (3/31/06)                 13.42%   MORE INFORMATION. FOR THE MOST CURRENT
                                                1 Year                           18.94    MONTH-END PERFORMANCE, PLEASE CALL
                                             ==========================================   800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET        HAD THE ADVISOR NOT WAIVED FEES
                                             ASSET VALUE (NAV). PERFORMANCE OF            AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER       WOULD HAVE BEEN LOWER.
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.
==========================================
NASDAQ SYMBOL                       IASGX
==========================================

Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                               [AIM INVESTMENTS LOGO]
AIMINVESTMENTS.COM   SCOR-INS-1   A I M Distributors, Inc.    --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period March 1, 2007, through                                                      the table are meant to highlight your
August 31, 2007.                             The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the           comparing ongoing costs only, and will
                                             Fund's actual expense ratio and an assumed   not help you determine the relative total
The table below provides information about   rate of return of 5% per year before         costs of owning different funds.
actual account values and actual expenses.   expenses, which is not the Fund's actual
You may use the information in this table,   return.
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS           (3/1/07)             (8/31/07)(1)           PERIOD(2)      (8/31/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,054.20               $3.88        $1,021.42             $3.82             0.75%

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   SGRO-INS-1   A I M Distributors, Inc.

AIM Structured Growth Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the Board) of AIM     ment advisory agreement and sub-advisory     back office support functions provided by
Counselor Series Trust is required under     agreement, if applicable (advisory           AIM, and AIM's equity and fixed income
the Investment Company Act of 1940 to        agreements), for another year.               trading operations. The Board concluded
approve annually the renewal of the AIM                                                   that the nature, extent and quality of
Structured Growth Fund (the Fund)               The independent Trustees, as mentioned    the advisory services provided to the
investment advisory agreement with A I M     above, are assisted in their annual          Fund by AIM were appropriate and that AIM
Advisors, Inc. (AIM). During contract        evaluation of the advisory agreements by     currently is providing satisfactory
renewal meetings held on June 25-27, 2007,   the independent Senior Officer. One          advisory services in accordance with the
the Board as a whole and the disinterested   responsibility of the Senior Officer is to   terms of the Fund's advisory agreement.
or "independent" Trustees, voting            manage the process by which the AIM Funds'   In addition, based on their ongoing
separately, approved the continuance of      proposed management fees are negotiated      meetings throughout the year with the
the Fund's investment advisory agreement     during the annual contract renewal process   Fund's portfolio managers, the Board
for another year, effective July 1, 2007.    to ensure that they are negotiated in a      concluded that these individuals are
In doing so, the Board determined that the   manner which is at arms' length and          competent and able to continue to carry
Fund's advisory agreement is in the best     reasonable. Accordingly, the Senior          out their responsibilities under the
interests of the Fund and its shareholders   Officer must either supervise a              Fund's advisory agreement.
and that the compensation to AIM under the   competitive bidding process or prepare an
Fund's advisory agreement is fair and        independent written evaluation. The Senior      In determining whether to continue the
reasonable.                                  Officer has recommended that an              Fund's advisory agreement, the Board
                                             independent written evaluation be provided   considered the prior relationship between
   The independent Trustees met separately   and, upon the direction of the Board, has    AIM and the Fund, as well as the Board's
during their evaluation of the Fund's        prepared an independent written              knowledge of AIM's operations, and
investment advisory agreement with           evaluation.                                  concluded that it was beneficial to
independent legal counsel from whom they                                                  maintain the current relationship, in
received independent legal advice, and the      During the annual contract renewal        part, because of such knowledge. The
independent Trustees also received           process, the Board considered the factors    Board also considered the steps that AIM
assistance during their deliberations from   discussed below under the heading "Factors   and its affiliates have taken over the
the independent Senior Officer, a            and Conclusions and Summary of Independent   last several years to improve the quality
full-time officer of the AIM Funds who       Written Fee Evaluation" in evaluating the    and efficiency of the services they
reports directly to the independent          fairness and reasonableness of the Fund's    provide to the Funds in the areas of
Trustees. The following discussion more      advisory agreement at the contract renewal   investment performance, product line
fully describes the process employed by      meetings and at their meetings throughout    diversification, distribution, fund
the Board to evaluate the performance of     the year as part of their ongoing            operations, shareholder services and
the AIM Funds (including the Fund)           oversight of the Fund. The Fund's advisory   compliance. The Board concluded that the
throughout the year and, more                agreement was considered separately,         quality and efficiency of the services
specifically, during the annual contract     although the Board also considered the       AIM and its affiliates provide to the AIM
renewal meetings.                            common interests of all of the AIM Funds     Funds in each of these areas generally
                                             in their deliberations. The Board            have improved, and support the Board's
THE BOARD'S FUND EVALUATION PROCESS          comprehensively considered all of the        approval of the continuance of the Fund's
                                             information provided to them and did not     advisory agreement.
The Board's Investments Committee has        identify any particular factor that was
established three Sub-Committees which are   controlling. Furthermore, each Trustee may   B. FUND PERFORMANCE
responsible for overseeing the management    have evaluated the information provided
of a number of the series portfolios of      differently from one another and             The Board noted that the Fund has not
the AIM Funds. This Sub-Committee            attributed different weight to the various   been in operation for a full calendar
structure permits the Trustees to focus on   factors. The Trustees recognized that the    year. The Board also considered the steps
the performance of the AIM Funds that have   advisory arrangements and resulting          AIM has taken over the last several years
been assigned to them. The Sub-Committees    advisory fees for the Fund and the other     to improve the quality and efficiency of
meet throughout the year to review the       AIM Funds are the result of years of         the services that AIM provides to the AIM
performance of their assigned funds, and     review and negotiation between the           Funds. The Board concluded that AIM
the Sub-Committees review monthly and        Trustees and AIM, that the Trustees may      continues to be responsive to the Board's
quarterly comparative performance            focus to a greater extent on certain         focus on fund performance.
information and periodic asset flow data     aspects of these arrangements in some
for their assigned funds. These materials    years than others, and that the Trustees'    C. ADVISORY FEES AND FEE WAIVERS
are prepared under the direction and         deliberations and conclusions in a
supervision of the independent Senior        particular year may be based in part on      The Board noted that AIM had set the
Officer. Over the course of each year, the   their deliberations and conclusions of       contractual advisory fee schedule in the
Sub-Committees meet with portfolio           these same arrangements throughout the       Fund's advisory agreement based upon the
managers for their assigned funds and        year and in prior years.                     median effective management fee rate
other members of management and review                                                    (comprised of advisory fees plus, in some
with these individuals the performance,      FACTORS AND CONCLUSIONS AND SUMMARY OF       cases, administrative fees) at various
investment objective(s), policies,           INDEPENDENT WRITTEN FEE EVALUATION           asset levels of competitor funds with
strategies and limitations of these funds.                                                investment strategies comparable to those
                                             The discussion below serves as a summary     of the Fund. In addition, the Board noted
   In addition to their meetings             of the Senior Officer's independent          that the Fund's contractual advisory fee
throughout the year, the Sub-Committees      written evaluation, as well as a             schedule is the same as the uniform fee
meet at designated contract renewal          discussion of the material factors and       schedule that applies to other funds
meetings each year to conduct an in-depth    related conclusions that formed the basis    advised by AIM with investment strategies
review of the performance, fees and          for the Board's approval of the Fund's       comparable to those of the Fund, which
expenses of their assigned funds. During     advisory agreement and sub-advisory          uniform fee schedule includes breakpoints
the contract renewal process, the Trustees   agreement. Unless otherwise stated,          and is based on net asset levels. The
receive comparative performance and fee      information set forth below is as of June    Board also compared the Fund's
data regarding all the AIM Funds prepared    27, 2007 and does not reflect any changes    contractual advisory fee rate to the
by an independent company, Lipper, Inc.,     that may have occurred since that date,      contractual advisory fee rates of other
under the direction and supervision of the   including but not limited to changes to      clients of AIM and its affiliates with
independent Senior Officer who also          the Fund's performance, advisory fees,       investment strategies comparable to those
prepares a separate analysis of this         expense limitations and/or fee waivers.      of the Fund, including two mutual funds
information for the Trustees. Each                                                        advised by AIM and two mutual funds
Sub-Committee then makes recommendations     I  INVESTMENT ADVISORY AGREEMENT             sub-advised by an AIM affiliate. The
to the Investments Committee regarding the                                                Board noted that the Fund's rate was: (i)
performance, fees and expenses of their      A. NATURE, EXTENT AND QUALITY OF SERVICES    comparable to the rate for one mutual
assigned funds. The Investments Committee       PROVIDED BY AIM                           fund and below the rate for the second
considers each Sub-Committee's                                                            mutual fund; and (ii) above the
recommendations and makes its own            The Board reviewed the advisory services     sub-advisory fee rates for the two
recommendations regarding the performance,   provided to the Fund by AIM under the        sub-advised mutual funds, although the
fees and expenses of the AIM Funds to the    Fund's advisory agreement, the performance   advisory fee rates for such sub-advised
full Board. Moreover, the Investments        of AIM in providing these services, and      funds were above the Fund's.
Committee considers each Sub-Committee's     the credentials and experience of the
recommendations in making its annual         officers and employees of AIM who provide       Additionally, the Board compared the
recommendation to the Board whether to       these services. The Board's review of the    Fund's contractual advisory fee rate to
approve the continuance of each AIM Fund's   qualifications of AIM to provide these       the total advisory fees paid by numerous
invest-                                      services included the Board's                separately managed accounts/wrap accounts
                                             consideration of AIM's portfolio and         advised by an AIM affiliate. The Board
                                             product review process, various              noted that the Fund's rate generally was
                                                                                          above the rates for
                                                                                                                       (continued)

AIM Structured Growth Fund

the separately managed accounts/wrap         whether AIM is financially sound and has     ment of uninvested cash and cash
accounts. The Board considered that          the resources necessary to perform its       collateral from any securities lending
management of the separately managed         obligations under the Fund's advisory        arrangements in the affiliated money
accounts/wrap accounts by the AIM            agreement, and concluded that AIM has the    market funds is in the best interests of
affiliate involves different levels of       financial resources necessary to fulfill     the Fund and its shareholders.
services and different operational and       these obligations.
regulatory requirements than AIM's                                                        II SUB-ADVISORY AGREEMENT
management of the Fund. The Board            F. INDEPENDENT WRITTEN EVALUATION OF THE
concluded that these differences are            FUND'S SENIOR OFFICER                     A. NATURE, EXTENT AND QUALITY OF SERVICES
appropriately reflected in the fee                                                           PROVIDED BY THE SUB-ADVISOR
structure for the Fund and the separately    The Board noted that, upon their
managed accounts/wrap accounts.              direction, the Senior Officer of the Fund,   The Board reviewed the services provided
                                             who is independent of AIM and AIM's          by INVESCO Institutional (N.A.). Inc.
   The Board noted that AIM has              affiliates, had prepared an independent      (the Sub-Advisor) under the Fund's
contractually agreed to waive fees and/or    written evaluation to assist the Board in    sub-advisory agreement, the performance
limit expenses of the Fund through at        determining the reasonableness of the        of the Sub-Advisor in providing these
least June 30, 2008 in an amount necessary   proposed management fees of the AIM Funds,   services, and the credentials and
to limit total annual operating expenses     including the Fund. The Board noted that     experience of the officers and employees
to a specified percentage of average daily   they had relied upon the Senior Officer's    of the Sub-Advisor who provide these
net assets for each class of the Fund. The   written evaluation instead of a              services. The Board concluded that the
Board considered the contractual nature of   competitive bidding process. In              nature, extent and quality of the
this fee waiver and noted that it remains    determining whether to continue the Fund's   services provided by the Sub-Advisor were
in effect until at least June 30, 2008.      advisory agreement, the Board considered     appropriate and that the Sub-Advisor
The Board reviewed the Fund's effective      the Senior Officer's written evaluation.     currently is providing satisfactory
advisory fee rate, after taking account of                                                services in accordance with the terms of
this expense limitation, and considered      G. COLLATERAL BENEFITS TO AIM AND ITS        the Fund's sub-advisory agreement. In
the effect this expense limitation would        AFFILIATES                                addition, based on their ongoing meetings
have on the Fund's estimated total                                                        throughout the year with the Fund's
expenses. The Board concluded that the       The Board considered various other           portfolio managers, the Board concluded
levels of fee waivers/expense limitations    benefits received by AIM and its             that these individuals are competent and
for the Fund were fair and reasonable.       affiliates resulting from AIM's              able to continue to carry out their
                                             relationship with the Fund, including the    responsibilities under the Fund's
   After taking account of the Fund's        fees received by AIM and its affiliates      sub-advisory agreement.
contractual advisory fee rate, as well as    for their provision of administrative,
the comparative advisory fee information     transfer agency and distribution services    B. FUND PERFORMANCE
and the expense limitation discussed         to the Fund. The Board considered the
above, the Board concluded that the Fund's   performance of AIM and its affiliates in     The Board noted that the Fund has not
advisory fees were fair and reasonable.      providing these services and the             been in operation for a full calendar
                                             organizational structure employed by AIM     year. The Board also considered the steps
D. ECONOMIES OF SCALE AND BREAKPOINTS        and its affiliates to provide these          AIM has taken over the last several years
                                             services. The Board also considered that     to improve the quality and efficiency of
The Board considered the extent to which     these services are provided to the Fund      the services that AIM provides to the AIM
there are economies of scale in AIM's        pursuant to written contracts which are      Funds. The Board concluded that AIM
provision of advisory services to the        reviewed and approved on an annual basis     continues to be responsive to the Board's
Fund. The Board also considered whether      by the Board. The Board concluded that AIM   focus on fund performance.
the Fund benefits from such economies of     and its affiliates were providing these
scale through contractual breakpoints in     services in a satisfactory manner and in     C. SUB-ADVISORY FEES
the Fund's advisory fee schedule or          accordance with the terms of their
through advisory fee waivers or expense      contracts, and were qualified to continue    The Board compared the Fund's contractual
limitations. The Board noted that the        to provide these services to the Fund.       sub-advisory fee rate to the total
Fund's contractual advisory fee schedule                                                  advisory fees paid by numerous separately
includes seven breakpoints but that, due        The Board considered the benefits         managed accounts/wrap accounts
to the Fund's asset level at the end of      realized by AIM as a result of portfolio     sub-advised by the Sub-Advisor with
the past calendar year and the way in        brokerage transactions executed through      investment strategies comparable to those
which the breakpoints have been              "soft dollar" arrangements. Under these      of the Fund. The Board noted that the
structured, the Fund has yet to benefit      arrangements, portfolio brokerage            Fund's sub-advisory fee rate was
from the breakpoints. Based on this          commissions paid by the Fund and/or other    generally comparable to or below the
information, the Board concluded that the    funds advised by AIM are used to pay for     rates for the separately managed
Fund's advisory fees would reflect           research and execution services. The Board   accounts/wrap accounts. The Board
economies of scale at higher asset levels.   noted that soft dollar arrangements shift    considered the services to be provided by
The Board also noted that the Fund shares    the payment obligation for the research      the Sub-Advisor pursuant to the Fund's
directly in economies of scale through       and executions services from AIM to the      sub-advisory agreement and the services
lower fees charged by third party service    funds and therefore may reduce AIM's         to be provided by AIM pursuant to the
providers based on the combined size of      expenses. The Board also noted that          Fund's advisory agreement, as well as the
all of the AIM Funds and affiliates.         research obtained through soft dollar        allocation of fees between AIM and the
                                             arrangements may be used by AIM in making    Sub-Advisor pursuant to the sub-advisory
E. PROFITABILITY AND FINANCIAL RESOURCES     investment decisions for the Fund and may    agreement. The Board noted that the
   OF AIM                                    therefore benefit Fund shareholders. The     sub-advisory fees have no direct effect
                                             Board concluded that AIM's soft dollar       on the Fund or its shareholders, as they
The Board reviewed information from AIM      arrangements were appropriate. The Board     are paid by AIM to the Sub-Advisor, and
concerning the costs of the advisory and     also concluded that, based on their review   that AIM and the Sub-Advisor are
other services that AIM and its affiliates   and representations made by AIM, these       affiliates. After taking account of the
provide to the Fund and the profitability    arrangements were consistent with            Fund's contractual sub-advisory fee rate,
of AIM and its affiliates in providing       regulatory requirements.                     as well as the comparative fee
these services. The Board also reviewed                                                   information and the expense limitation
information concerning the financial            The Board considered the fact that the    discussed above, the Board concluded that
condition of AIM and its affiliates. The     Fund's uninvested cash and cash collateral   the Fund's sub-advisory fees were fair
Board also reviewed with AIM the             from any securities lending arrangements     and reasonable.
methodology used to prepare the              may be invested in money market funds
profitability information. The Board         advised by AIM pursuant to procedures        D. FINANCIAL RESOURCES OF THE SUB-ADVISOR
considered the overall profitability of      approved by the Board. The Board noted
AIM, as well as the profitability of AIM     that AIM will receive advisory fees from     The Board considered whether the
in connection with managing the Fund. The    these affiliated money market funds          Sub-Advisor is financially sound and has
Board noted that AIM continues to operate    attributable to such investments, although   the resources necessary to perform its
at a net profit, although increased          AIM has contractually agreed to waive the    obligations under the Fund's sub-advisory
expenses in recent years have reduced the    advisory fees payable by the Fund with       agreement, and concluded that the
profitability of AIM and its affiliates.     respect to its investment of uninvested      Sub-Advisor has the financial resources
The Board concluded that the Fund's          cash in these affiliated money market        necessary to fulfill these obligations.
advisory fees were fair and reasonable,      funds through at least June 30, 2008. The
and that the level of profits realized by    Board considered the contractual nature of
AIM and its affiliates from providing        this fee waiver and noted that it remains
services to the Fund was not excessive in    in effect until at least June 30, 2008.
light of the nature, quality and extent of   The Board concluded that the Fund's
the services provided. The Board             invest-
considered

AIM Structured Growth Fund

TAX INFORMATION

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Long-Term Capital Gain Dividends                                      $55,561
         Qualified Dividend Income*                                              20.16%
         Corporate Dividends Received Deduction*                                 20.08%
         U.S. Treasury Obligations*                                               0.70%

       * The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

       NON-RESIDENT ALIEN SHAREHOLDERS

         Qualified Short-Term Gains                                            $51,594
         Qualified Interest Income**                                             22.08%

       ** The above percentage is based on income dividends paid to shareholders during the Fund's fiscal year.

ADDITIONAL NON-RESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2006, February 28, 2007, May 31, 2007 and August 31, 2007 were 2.68%, 3.98%, 1.72%, and 1.63%, respectively.

DISTRIBUTION INFORMATION

Shareholders were sent a notice from the Fund that set forth an estimate of the source or sources from which the distribution was paid in December of 2006. Subsequently, this estimate has been corrected in part. Listed below is a written statement of the sources of this distribution, as corrected, on a book basis.

                                                         GAIN FROM SALE   RETURN OF      TOTAL
                                            NET INCOME   OF SECURITIES    PRINCIPAL   DISTRIBUTION
                                            ----------   --------------   ---------   ------------
12/15/06                     Class A         $0.0206        $0.0000       $ 0.0100    $  0.0306
12/15/06                     Class B         $ 0.000        $0.0000       $ 0.0108    $  0.0108
12/15/06                     Class C         $ 0.000        $0.0000       $ 0.0108    $  0.0108
12/15/06                     Class R         $0.0033        $0.0000       $ 0.0100    $  0.0133
12/15/06               Institutional Class   $0.0313        $0.0000       $ 0.0101    $  0.4140


Please note that the information in the preceding chart is for book purposes only. Shareholders should be aware that the tax treatment of distributions may differ from their book treatment. The tax treatment of distributions was set forth in a Form 1099-DIV for the 2006 calendar year. This information is being provided to comply with certain SEC requirements.

AIM Structured Growth Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.
  Principal                                  (financial services holding company),
  Executive Officer                          AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       2003       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            1983       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2003       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2000       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          2003       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         2003       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      2003       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        2003       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              1997       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Structured Growth Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2003       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND     INVESTMENT ADVISOR     DISTRIBUTOR            AUDITORS               SUB-ADVISOR
11 Greenway Plaza      A I M Advisors, Inc.   A I M Distributors,    PricewaterhouseCoopers INVESCO Institutional
Suite 100              11 Greenway Plaza      Inc.                   LLP                    (N.A.), Inc.
Houston, TX            Suite 100              11 Greenway Plaza      1201 Louisiana Street  One Midtown Plaza
77046-1173             Houston, TX            Suite 100              Suite 2900             1360 Peachtree Street,
                       77046-1173             Houston, TX            Houston, TX            N.E.
                                              77046-1173             77002-5678             Suite 100
                                                                                            Atlanta, GA 30309-3262

COUNSEL TO THE FUND    COUNSEL TO THE         TRANSFER AGENT         CUSTODIAN
Ballard Spahr          INDEPENDENT TRUSTEES   AIM Investment         State Street Bank and
Andrews & Ingersoll,   Kramer, Levin,         Services, Inc.         Trust
LLP                    Naftalis & Frankel     P.O. Box 4739          Company
1735 Market Street,    LLP                    Houston, TX            225 Franklin Street
51st Floor             1177 Avenue of the     77210-4739             Boston, MA 02110-2801
Philadelphia, PA       Americas
19103-7599             New York, NY
                       10036-2714

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and
   postage.                                         333-36074.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the
   waiting for the mail.                            AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:          If used after January 20, 2008, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
1. Log in to your account.                          recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    SGRO-AR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                            AIM Structured Value Fund
                 Annual Report to Shareholders o August 31, 2007

                               [COVER GLOBE IMAGE]

DOMESTIC EQUITY

Large-Cap Value

Table of Contents

Letters to Shareholders ..................    2
Performance Summary ......................    4
Management Discussion ....................    4
Long-term Fund Performance ...............    6
Supplemental Information .................    8
Schedule of Investments ..................    9
Financial Statements .....................   12
Notes to Financial Statements ............   15
Financial Highlights .....................   22
Auditor's Report .........................   27
Fund Expenses ............................   28
Approval of Advisory Agreement ...........   29
Tax Information ..........................   31
Trustees and Officers ....................   32

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC     [FIXED
  EQUITY]     INCOME]

[GRAPHIC]   [GRAPHIC]     [GRAPHIC]
 [TARGET     [TARGET    [DIVERSIFIED
  RISK]     MATURITY]    PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM Structured Value Fund

                                             Dear Shareholders of the AIM Family of Funds:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
    [TAYLOR                                  Fund was managed during the period under review, and what factors affected its
     PHOTO]                                  performance. The following pages contain important information that answers questions you may have about your investment.
  Philip Taylor
                                                Despite a significant, albeit short-lived, stock market sell-off in late February and early March--and a more severe stock market decline that began in July--major stock market indexes in the United States and abroad generally performed well for the 12 months ended August 31, 2007. Reasons for their favorable performance included positive economic growth, particularly overseas; strong corporate profits; and strong merger-and-acquisition activity, among other factors.

                                                In July, institutional investors on Wall Street as well as individual investors on
                                             Main Street became concerned about growing delinquencies in the subprime mortgage market. They worried that such delinquencies, together with higher interest rates, might lead to a "credit crunch" that could reduce the availability of credit or increase borrowing costs for individuals and corporations, thereby slowing the economy.

                                                In an effort to ensure that the weak housing market and tight credit markets did not affect the U.S. economy more generally, the U.S. Federal Reserve Board in September cut its key federal funds target rate for the first time in more than four years.

                                                At AIM Investments --REGISTERED TRADEMARK--, we know that market conditions change--often suddenly and sometimes dramatically. We can help you deal with market volatility by offering a broad range of mutual funds, including:

                                             o  Domestic, global and international equity funds

                                             o  Taxable and tax-exempt fixed-income funds

                                             o  Allocation portfolios, with risk/return characteristics to match your needs

                                             o  AIM Independence Funds--target-maturity funds that combine retail mutual funds and
                                                PowerShares --REGISTERED TRADEMARK-- exchange-traded funds--with risk/return characteristics that change as your target retirement date nears

                                                We believe in the value of working with a trusted financial advisor. Your financial advisor can recommend various AIM funds that, together, can create a portfolio that's appropriate for your long-term investment goals and risk tolerance regardless of prevailing short-term market conditions.

                                             In conclusion

                                             Bob Graham, my friend and colleague, recently announced his decision to step down as vice chair of the AIM Funds board of directors. In 1976, Bob was one of three men who co-founded AIM. In the three decades since, he has been instrumental in transforming
                                             AIM from a small investment management firm into one of America's most respected mutual fund companies--and, in 1997, into a global independent retail and institutional investment manager.

                                                In May, with shareholder approval, AIM Investments' parent company changed its name from AMVESCAP PLC to INVESCO PLC, uniting our worldwide operations and global expertise under one new name. While the name of our parent company may be new to you, I can assure you that our commitment to excellent customer service remains unchanged. Our highly trained, courteous client service representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at
                                             800-959-4246.

                                                All of us at AIM are committed to helping you achieve your financial goals. We work every day to earn your trust, and we're grateful for the confidence you've placed in
                                             us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Structured Value Fund

                                             Dear Fellow Shareholders:

                                             In overseeing the management of the AIM family of funds on your behalf, your Board of
                                             Trustees of the AIM Funds continues to focus on improved investment performance,
    [CROCKETT                                reduced shareholder costs, and high ethical standards.
      PHOTO]
                                                Your Board welcomes two new members: Marty Flanagan, President and CEO of INVESCO,
Bruce L. Crockett                            AIM's parent company, and Phil Taylor, who was named CEO of AIM Investments
                                             --REGISTERED TRADEMARK-- in April 2006. Robert Graham, who has given more than 30 years of leadership to the company and the mutual fund industry since founding AIM in 1976, has retired, stepping down in the process from his most recent role as vice chairman of the Board. We thank Bob for his many contributions and wish him a long and happy future.

                                                Our review of fund performance has shown healthy progress, but the process is necessarily one of continuous improvement. In general, as of June 30, 2007, we have seen persistent investment discipline and more consistently good results. While this statement may not apply to every AIM Fund all the time, as I write this letter, the overall trend in fund management and performance has been positive.

                                                The investment management talent at AIM has recently been enhanced by the promotion of Karen Dunn Kelley to Head of INVESCO's Worldwide Fixed Income as well as Director of
                                             AIM Global and Cash Management, with responsibility for all fixed income and money market funds that serve both institutional and individual investors. Under Karen's direction, AIM's cash management organization grew to one of the world's largest and most respected, with top-tier performance. The operations now combined under her charge represent more than $160 billion in assets, 120 investment professionals, and products that span the entire yield curve (as of August 31, 2007).

                                                In other news, your Board took a more active role in preparing for "proxy season,"
                                             the period when fund managers must vote the shares held by their funds "for" or
                                             "against" various proposals on the ballots of the issuing companies. Beginning in the
                                             2007 proxy season, AIM implemented new proxy voting policies, developed by management in conjunction with an ad hoc Board committee, which provided a solid framework for properly evaluating and executing the many decisions the AIM Funds are required to make to vote shares.

                                                In general, the AIM Funds voted for proposals that would allow shareholders a greater role in election of directors, proxy access and "say for pay." The AIM Funds voted against directors who AIM believed failed to govern well in cases of corporate mismanagement, such as the backdating of options grants, and against "poison pill" and
                                             "take under" proposals that would favor the financial interests of managers at the expense of investors in the case of a merger or acquisition. You can view the proxy votes cast for your fund by going to AIMinvestments.com. Click the "About Us" tab, then go to "Required Notices" and "Proxy Voting Activity."

                                                Additionally, your Board raised the amount its members are recommended to invest in the AIM Funds within three years of joining the Board, with the goal of aligning our interests even more closely with yours.

                                                Furthermore, at our June meeting we renewed the investment advisory contracts between the AIM Funds and AIM for another year, applying the same rigorous evaluation process that was enhanced and formalized in 2005. For more information on this process, please visit AIMinvestments.com. Click on the "Products and Performance" tab and go to
                                             "Investment Advisory Agreement Renewals."

                                                Your Board's ability to best represent your interests depends on our knowledge of your opinions and concerns. Please send me an email (bruce@brucecrockett.com) with your thoughts on the following:

                                                1) How important is it to you to hear about your Board's decisions and activities in these letters?

                                                2) What other information (on overall performance, specific funds, managers, etc.)
                                                   would make the letters more meaningful to you?

                                                3) Would you prefer that communication from your Board continue to be delivered in paper form by regular mail or be sent electronically by email?

                                                If you would prefer to communicate through a quick online survey, please go to
                                             AIMinvestments.com and provide your responses there.

                                                We need to hear from you to do our best job, and I look forward to your responses.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board of Directors

                                             October 17, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

AIM Structured Value Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
=======================================================================================   momentum, price trend, management action
PERFORMANCE SUMMARY                                                                       and relative valuation. The sum of the
                                                                                          scores from these four factors makes up
For the fiscal year ended August 31, 2007, AIM Structured Value Fund                      our alpha (excess return) forecast,
underperformed its broad market and style-specific benchmarks.@ Underperformance          relative to the average stock in the
was primarily the result of our decision to not own certain stocks that were              universe. Stocks are also evaluated on a
large contributors to the index's return.                                                 multitude of other factors to develop a
                                                                                          stock-specific risk forecast and
     Your Fund's long-term performance appears later in this report.                      transaction cost forecast.

FUND VS. INDEXES                                                                               We then incorporate the alpha
                                                                                          forecast, risk forecast and transaction
Total returns, 8/31/06-8/31/07, excluding applicable sales charges. If sales              cost forecast-- using an optimizer (a
charges were included, returns would be lower.                                            software system)-- to build a portfolio
                                                                                          that we believe is an optimal balance of
Class A Shares                                                                    9.80%   the stocks' potential return and risk.
Class B Shares                                                                    9.11    This portfolio is constructed according to
Class C Shares                                                                    9.01    certain constraints to increase the
Class R Shares                                                                    9.65    probability that the Fund's relative
S&P 500 Index@ (Broad Market Index)                                              15.13    performance and volatility remain within
Russell 1000 Value Index@ (Style-Specific Index)                                 12.85    the Fund strategy's guidelines. The
Lipper Large-Cap Value Funds Index@ (Peer Group Index)                           14.09    portfolio is continually monitored by the
                                                                                          Fund management team. The overall
SOURCE: @LIPPER INC.                                                                      investment process is repeated on a
                                                                                          monthly basis to determine which companies
=======================================================================================   should be bought or sold.

How we invest                                o Universe Development                       Market conditions and your Fund

We manage your Fund to provide exposure to   o Stock Rankings                             Over the fiscal year ended August 31,
large cap value stocks. We seek to                                                        2007, the U.S. stock market delivered
outperform the Russell 1000 Value Index      o Risk Assessment                            strong double-digit returns despite
while minimizing the amount of additional                                                 concerns about subprime mortgages and a
risk relative to the benchmark. The Fund     o Portfolio Construction                     weakening housing market. However, as the
can be used as a long-term allocation to                                                  reporting period drew to a close, we saw a
large cap stocks that compliments other      o Trading                                    series of generally positive economic
style-specific strategies within a                                                        developments and were encouraged by signs
diversified asset allocation strategy.            While the companies included within     of continued economic strength and
                                             the Russell 1000 Value Index are used as a
     The investment process integrates the   general guide for developing the Fund's                                     (continued)
following key steps:                         investable universe, non-benchmark stocks
                                             may also be considered. In our stock
                                             selection model, each stock in the
                                             universe is evaluated on four factors:
                                             company earnings

==========================================   ==========================================   ==========================================

   PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Other Diversified                          1. Exxon Mobil Corp.                 7.1%
Financials                           34.2%      Financial Services                11.2%    2. General Electric Co.              4.7
Energy                               15.1    2. Integrated Oil & Gas              10.0     3. Bank of America Corp.             3.9
Health Care                           8.6    3. Integrated                                 4. Citigroup Inc.                    3.8
Consumer Discretionary                8.3       Telecommunication                          5. JPMorgan Chase & Co.              3.5
Industrials                           7.2       Services                           6.8     6. Pfizer Inc.                       3.4
Telecommunication Services            6.8    4. Pharmaceuticals                    6.6     7. American International
Consumer Staples                      6.0    5. Investment Banking &                          Group, Inc.                       3.2
Information Technology                4.6       Brokerage                          5.9     8. Verizon Communications Inc.       3.2
Utilities                             3.8    Total Net Assets          $137.83 million     9. Altria Group, Inc.                2.3
Materials                             3.7    Total Number of Holdings*             109    10. Morgan Stanley                    2.2
U.S. Treasury Bill,
Money Market Funds
Plus Other Assets Less
Liabilities                           1.7

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*    Excluding money market fund holdings.

==========================================   ==========================================   ==========================================
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                                        4

AIM Structured Value Fund

positive performance across most market      detractor from relative performance came     Jeremy S. Lefkowitz
capitalizations and sectors.                 from not owning certain benchmark stocks
                                             which performed well during the fiscal       Portfolio manager, is lead manager of AIM
     Gross domestic product (GDP), a         year. These stocks included Wachovia, US     Structured Value Fund. He began his
measure of economic growth, increased at a   Bancorp and TimeWarner. Stocks we            investment career in 1968 and has been
healthy annualized rate of 3.8% in the       overweighted, such as FRONTIER OIL, TESORO   associated with INVESCO Institutional
second quarter of 2007.(1) This was a        and U.S. STEEL, contributed positively to    and/or its affiliates since 1982. Mr.
significant increase over the first          Fund performance. Our strategy emphasized    Lefkowitz earned a B.S. in industrial
quarter of 2007 when GDP grew at an          stocks we believed possessed strong          engineering and an M.B.A. in finance from
annualized rate of just 0.6%.(1) Much of     earnings growth, positive price trends and   Columbia University.
the growth in the second quarter was         reasonable valuations.
driven by an increase in net exports and                                                  Daniel A. Kostyk
higher defense spending.                          In terms of risk management, we seek
                                             to minimize any style biases in the          Chartered Financial Analyst, portfolio
     Inflation, as measured by the           portfolio. Active managers typically add     manager, is manager of AIM Structured
Consumer Price Index, rose at an             value in one of or a combination of four     Value Fund. He has been associated with
annualized rate of 4.5% during the first     areas: beta bias (relative volatility),      INVESCO Institutional and/or its
seven months of 2007 compared to 2.5% for    style bias, sector/industry over/under       affiliates since 1995. Mr. Kostyk earned a
all of 2006.(2) This increase was largely    weight and stock selection. We attempt to    B.S. in mechanical engineering from
due to energy costs, which rose by an        add value through our stock selection        Northwestern University in Chicago.
annualized rate of 21.3% during the first    decisions. Consequently, our risk
seven months of 2007.(2) This was a          management process seeks to neutralize the   Anthony J. Munchak
reversal from 2006, when energy costs        Fund's exposure relative to the benchmark
actually declined during the second half     with regard to beta, style and               Chartered Financial Analyst, portfolio
of the year and were up only 2.9% for all    sector/industry exposures.                   manager, is manager of AIM Structured
of 2006.(2)                                                                               Value Fund. He has been associated with
                                                  We thank you for your continued         INVESCO Institutional and/or its
     It is important to understand our       investment in AIM Structured Value Fund.     affiliates since 2000. Mr. Munchak earned
investment process to better evaluate the                                                 a B.S. and an M.S. from Boston College. He
drivers of our relative performance versus   Sources: (1)Bureau of Economic Analysis,     also earned an M.B.A from Bentley College.
the style-specific benchmark. We generally   (2)Bureau of Labor Statistics
evaluate performance based on the impact                                                  Glen E. Murphy
of our stock selection and risk management   THE VIEWS AND OPINIONS EXPRESSED IN
processes.                                   MANAGEMENT'S DISCUSSION OF FUND              Chartered Financial Analyst, portfolio
                                             PERFORMANCE ARE THOSE OF A I M ADVISORS,     manager, is manager of AIM Structured
     Our stock selection model, based on     INC. THESE VIEWS AND OPINIONS ARE SUBJECT    Value Fund. He has been associated with
the four factors (company earnings           TO CHANGE AT ANY TIME BASED ON FACTORS       INVESCO Institutional and/or its
momentum, price trend, management action     SUCH AS MARKET AND ECONOMIC CONDITIONS.      affiliates since 1995. Mr. Murphy earned a
and relative value) making up our alpha      THESE VIEWS AND OPINIONS MAY NOT BE RELIED   B.B.A. from the University of
(excess return) forecast for stocks in our   UPON AS INVESTMENT ADVICE OR                 Massachusetts and an M.S. in finance from
investment universe, was a positive          RECOMMENDATIONS, OR AS AN OFFER FOR A        Boston College.
contributor to Fund performance.             PARTICULAR SECURITY. THE INFORMATION IS
                                             NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF   Francis M. Orlando
     In selecting holdings for the Fund,     ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
we also take into account our risk and       THE FUND. STATEMENTS OF FACT ARE FROM        Chartered Financial Analyst, portfolio
transaction cost forecasts. We use our       SOURCES CONSIDERED RELIABLE, BUT A I M       manager, is manager of AIM Structured
software system optimizer to assist in       ADVISORS, INC. MAKES NO REPRESENTATION OR    Value Fund. He has been associated with
making investment decisions, based on risk   WARRANTY AS TO THEIR COMPLETENESS OR         INVESCO Institutional and/or its
and transaction cost forecasts as well as    ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE    affiliates since 1987. Mr. Orlando earned
our alpha forecast. Consequently, while      IS NO GUARANTEE OF FUTURE RESULTS, THESE     a B.B.A. from Merrimack College and an
our stock selection model may identify a     INSIGHTS MAY HELP YOU UNDERSTAND OUR         M.B.A. from Boston College.
stock with an attractive alpha forecast,     INVESTMENT MANAGEMENT PHILOSOPHY.
The optimizer may indicate that its                                                       Assisted by the U.S. Structured Products
transaction costs are too high and/or its    See important Fund and index disclosures     Group Research Team
risk level is unacceptable. Placing more     later in this report.
of an emphasis on transaction costs and
potential risk in making stock selections
can benefit or detract from Fund
performance. For the fiscal year, it
detracted from our results.

     Stock selection within the portfolio
was weak for the fiscal year primarily as the result of the optimization process.
The largest


AIM Structured Value Fund

YOUR FUND'S LONG-TERM PERFORMANCE

                                                          [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
FUND AND INDEX DATA FROM 3/31/06

           AIM STRUCTURED    AIM STRUCTURED    AIM STRUCTURED    AIM STRUCTURED
          VALUE FUND-CLASS  VALUE FUND-CLASS  VALUE FUND-CLASS  VALUE FUND-CLASS   RUSSELL 1000        S&P        LIPPER LARGE-CAP
 DATE         A SHARES          B SHARES          C SHARES          R SHARES      VALUE INDEX(1)  500 INDEX(1)  VALUE FUNDS INDEX(1)
 3/31/06       $ 9450            $10000            $10000             $10000          $10000         $10000            $10000
    4/06         9639             10190             10190              10200           10254          10134             10249
    5/06         9318              9850              9850               9860            9995           9843              9998
    6/06         9441              9970              9970               9981           10059           9856             10005
    7/06         9724             10260             10260              10281           10304           9917             10158
    8/06         9866             10399             10399              10421           10476          10152             10346
    9/06        10027             10569             10569              10601           10685          10414             10586
   10/06        10377             10929             10929              10971           11035          10753             10902
   11/06        10614             11180             11180              11221           11286          10957             11090
   12/06        10748             11307             11307              11347           11540          11111             11329
    1/07        11015             11588             11577              11628           11687          11279             11475
    2/07        10740             11287             11287              11338           11505          11059             11270
    3/07        10987             11538             11537              11598           11683          11182             11414
    4/07        11385             11949             11948              12010           12115          11677             11903
    5/07        11746             12319             12318              12392           12552          12084             12341
    6/07        11338             11889             11879              11961           12258          11884             12153
    7/07        10711             11219             11218              11298           11692          11516             11665
    8/07        10835             10947             11337              11425           11823          11688             11803

                                                                                                            SOURCES: (1) LIPPER INC.

Past performance cannot guarantee            charges. Index results include reinvested
comparable future results.                   dividends, but they do not reflect sales
                                             charges. Performance of an index of funds
   The data shown in the chart include       reflects fund expenses and management
reinvested distributions, applicable sales   fees; performance of a market index does
charges, Fund expenses and management        not. Performance shown in the chart and
fees. Results for Class B shares are         table(s) does not reflect deduction of
calculated as if a hypothetical              taxes a shareholder would pay on Fund
shareholder had liquidated his entire        distributions or sale of Fund shares.
investment in the Fund at the close of the   Performance of the indexes does not
reporting period and paid the applicable     reflect the effects of taxes.
contingent deferred sales

AIM Structured Value Fund

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 8/31/07, including applicable sales    As of 6/30/07, the most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (3/31/06)                  5.81%   CLASS A SHARES
 1 Year                              3.74    Inception (3/31/06)                 10.58%
                                              1 Year                             13.49
CLASS B SHARES
Inception (3/31/06)                  6.58%   CLASS B SHARES
 1 Year                              4.11    Inception (3/31/06)                 11.74%
                                              1 Year                             14.23
CLASS C SHARES
Inception (3/31/06)                  9.25%   CLASS C SHARES
 1 Year                              8.01    Inception (3/31/06)                 14.77%
                                              1 Year                             18.13
CLASS R SHARES
Inception (3/31/06)                  9.84%   CLASS R SHARES
 1 Year                              9.65    Inception (3/31/06)                 15.38%
==========================================    1 Year                             19.82
                                             ==========================================
THE PERFORMANCE DATA QUOTED REPRESENT PAST
PERFORMANCE AND CANNOT GUARANTEE             CONTINGENT DEFERRED SALES CHARGE (CDSC)
COMPARABLE FUTURE RESULTS; CURRENT           FOR THE PERIOD INVOLVED. THE CDSC ON CLASS
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   B SHARES DECLINES FROM 5% BEGINNING AT THE
VISIT AIMINVESTMENTS.COM FOR THE MOST        TIME OF PURCHASE TO 0% AT THE BEGINNING OF
RECENT MONTH-END PERFORMANCE. PERFORMANCE    THE SEVENTH YEAR. THE CDSC ON CLASS C
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    SHARES IS 1% FOR THE FIRST YEAR AFTER
CHANGES IN NET ASSET VALUE AND THE EFFECT    PURCHASE. CLASS R SHARES DO NOT HAVE A
OF THE MAXIMUM SALES CHARGE UNLESS           FRONT-END SALES CHARGE; RETURNS SHOWN ARE
OTHERWISE STATED. INVESTMENT RETURN AND      AT NET ASSET VALUE AND DO NOT REFLECT A
PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU   0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
MAY HAVE A GAIN OR LOSS WHEN YOU SELL        REDEMPTION OF RETIREMENT PLAN ASSETS
SHARES.                                      WITHIN THE FIRST YEAR.

   THE NET ANNUAL FUND OPERATING EXPENSE        THE PERFORMANCE OF THE FUND'S SHARE
RATIO SET FORTH IN THE MOST RECENT FUND      CLASSES WILL DIFFER PRIMARILY DUE TO
PROSPECTUS AS OF THE DATE OF THIS REPORT     DIFFERENT SALES CHARGE STRUCTURES AND
FOR CLASS A, CLASS B, CLASS C AND CLASS R    CLASS EXPENSES.
SHARES WAS 1.00%, 1.75%, 1.75% AND 1.25%,
RESPECTIVELY.(1) THE TOTAL ANNUAL FUND          HAD THE ADVISOR NOT WAIVED FEES AND/OR
OPERATING EXPENSE RATIO SET FORTH IN THE     REIMBURSED EXPENSES, PERFORMANCE WOULD
MOST RECENT FUND PROSPECTUS AS OF THE DATE   HAVE BEEN LOWER.
OF THIS REPORT FOR CLASS A, CLASS B, CLASS
C AND CLASS R SHARES WAS 1.90%, 2.65%,       (1) Total annual operating expenses less
2.65% AND 2.15%, RESPECTIVELY. THE EXPENSE       any contractual fee waivers and/or
RATIOS PRESENTED ABOVE MAY VARY FROM THE         expense reimbursements by the advisor
EXPENSE RATIOS PRESENTED IN OTHER SECTIONS       in effect through at least June 30,
OF THIS REPORT THAT ARE BASED ON EXPENSES        2008. See current prospectus for more
INCURRED DURING THE PERIOD COVERED BY THIS       information.
REPORT.
                                                                                          ==========================================
   CLASS A SHARE PERFORMANCE REFLECTS THE                                                 FOR A DISCUSSION OF THE RISKS OF INVESTING
MAXIMUM 5.50% SALES CHARGE, AND CLASS B                                                   IN YOUR FUND AND INDEXES USED IN THIS
AND CLASS C SHARE PERFORMANCE REFLECTS THE                                                REPORT, PLEASE TURN THE PAGE.
APPLICABLE                                                                                ==========================================
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                                       7


AIM Structured Value Fund

AIM STRUCTURED VALUE FUND'S INVESTMENT OBJECTIVE IS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of August 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

About share classes                          o The Fund may use enhanced investment       o The Fund is not managed to track the
                                             techniques such as leveraging and            performance of any particular index,
o Class B shares are not available as an     derivatives. Leveraging entails risks such   including the indexes defined here, and
investment for retirement plans maintained   as magnifying changes in the value of the    consequently, the performance of the Fund
pursuant to Section 401 of the Internal      portfolio's securities. Derivatives are      may deviate significantly from the
Revenue Code, including 401(k) plans,        subject to counterparty risk--the risk       performance of the index.
money purchase pension plans and profit      that the other party will not complete the
sharing plans, except for plans that have    transaction with the Fund.                   o A direct investment cannot be made in an
existing accounts invested in Class B                                                     index. Unless otherwise indicated, index
shares.                                      o There is no guarantee that the             results include reinvested dividends, and
                                             investment techniques and risk analyses      they do not reflect sales charges.
o Class R shares are available only to       used by the Fund's portfolio managers will   Performance of an index of funds reflects
certain retirement plans. Please see the     produce the desired results.                 fund expenses; performance of a market
prospectus for more information.                                                          index does not.
                                             o The prices of securities held by the
Principal risks of investing in the Fund     Fund may decline in response to market       Other information
                                             risks.
o Credit risk is the risk of loss on an                                                   o The returns shown in the management's
investment due to the deterioration of an    o The Fund invests in "value" stocks,        discussion of Fund performance are based
issuer's financial health. Such a            which can continue to be inexpensive for     on net asset values calculated for
deterioration of financial health may        long periods of time and may never realize   shareholder transactions. Generally
result in a reduction of the credit rating   their full value.                            accepted accounting principles require
of the issuer's securities and may lead to                                                adjustments to be made to the net assets
the issuer's inability to honor its          About indexes used in this report            of the Fund at period end for financial
contractual obligations, including making                                                 reporting purposes, and as such, the net
timely payment of interest and principal.    o The S&P 500--REGISTERED TRADEMARK--        asset values for shareholder transactions
                                             Index is a market capitalization-weighted    and the returns based on those net asset
o Prices of equity securities change in      index covering all major areas of the U.S.   values may differ from the net asset
response to many factors including the       economy. It is not the 500 largest           values and returns reported in the
historical and prospective earnings of the   companies, but rather the most widely held   Financial Highlights.
issuer, the value of its assets, general     500 companies chosen with respect to
economic conditions, interest rates,         market size, liquidity, and their            o Industry classifications used in this
investor perceptions and market liquidity.   industry.                                    report are generally according to the
                                                                                          Global Industry Classification Standard,
o Foreign securities have additional         o The Russell 1000--REGISTERED TRADEMARK--   which was developed by and is the
risks, including exchange rate changes,      Value Index measures the performance of      exclusive property and a service mark of
political and economic upheaval, the         those Russell 1000 companies with lower      Morgan Stanley Capital International Inc.
relative lack of information, relatively     price-to-book ratios and lower forecasted    and Standard & Poor's.
low market liquidity, and the potential      growth values. The Russell
lack of strict financial and accounting      1000--REGISTERED TRADEMARK-- Value Index     o The Chartered Financial
controls and standards.                      is a trademark/ service mark of the Frank    Analyst--REGISTERED TRADEMARK--
                                             Russell Company. Russell--REGISTERED         (CFA--REGISTERED TRADEMARK--) designation
o Interest rate risk refers to the risk      TRADEMARK-- is a trademark of the Frank      is a globally recognized standard for
that bond prices generally fall as           Russell Company.                             measuring the competence and integrity of
interest rates rise; conversely, bond                                                     investment professionals.
prices generally rise as interest rates      o The Lipper Large-Cap Value Funds Index
fall.                                        is an equally weighted representation of
                                             the largest funds in the Lipper Large-Cap
                                             Value Funds category. These funds
                                             typically have a below-average
                                             price-to-earnings ratio, price-to-book
                                             ratio, and three-year sales-per-share
                                             growth value, compared to the S&P 500
                                             Index.

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                       ASAVX
================================================================================          Class B Shares                       ASBVX
                                                                                          Class C Shares                       SBCVX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class R Shares                       ASRVX
AIMINVESTMENTS.COM                                                                        ==========================================

AIM Structured Value Fund

SCHEDULE OF INVESTMENTS(A)

August 31, 2007


                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.21%

ADVERTISING-0.14%

Omnicom Group Inc.                                  3,800   $    193,534
========================================================================

APPAREL RETAIL-0.37%

American Eagle Outfitters, Inc.                    20,000        516,600
========================================================================

APPLICATION SOFTWARE-0.08%

Compuware Corp.(b)                                 13,500        109,485
========================================================================

AUTOMOBILE MANUFACTURERS-0.45%

General Motors Corp.                               20,300        624,022
========================================================================

AUTOMOTIVE RETAIL-0.35%

AutoZone, Inc.(b)(c)                                4,000        485,160
========================================================================

BROADCASTING & CABLE TV-0.27%

CBS Corp.-Class B                                  11,900        374,969
========================================================================

COMMERCIAL PRINTING-0.39%

Deluxe Corp.                                       14,000        532,280
========================================================================

COMMUNICATIONS EQUIPMENT-0.56%

Juniper Networks, Inc.(b)                          23,400        770,328
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.47%

RadioShack Corp.(c)                                85,500      2,032,335
========================================================================

COMPUTER HARDWARE-1.82%

Hewlett-Packard Co.                                50,800      2,506,980
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.35%

Emulex Corp.(b)                                    24,800        484,592
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.97%

AGCO Corp.(b)                                      32,500      1,404,000
------------------------------------------------------------------------
Terex Corp.(b)                                     16,400      1,310,032
========================================================================
                                                               2,714,032
========================================================================

CONSUMER FINANCE-0.56%

Discover Financial Services(b)                     17,500        404,950
------------------------------------------------------------------------
First Marblehead Corp. (The)(c)                    10,800        361,692
========================================================================
                                                                 766,642
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.54%

Broadridge Financial Solutions Inc.                10,400        188,968
------------------------------------------------------------------------
CSG Systems International, Inc.(b)                  3,600         83,232
------------------------------------------------------------------------
Electronic Data Systems Corp.                      20,900        478,401
========================================================================
                                                                 750,601
========================================================================

DEPARTMENT STORES-0.34%

Kohl's Corp.(b)                                     7,800        462,540
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


DIVERSIFIED BANKS-0.75%

Wells Fargo & Co.                                  28,400   $  1,037,736
========================================================================

DIVERSIFIED METALS & MINING-0.44%

Southern Copper Corp.(c)                            5,800        610,450
========================================================================

EDUCATION SERVICES-0.05%

ITT Educational Services, Inc.(b)                     600         65,880
========================================================================

ELECTRIC UTILITIES-1.54%

American Electric Power Co., Inc.                  39,400      1,752,512
------------------------------------------------------------------------
Progress Energy, Inc.                               3,000        137,640
------------------------------------------------------------------------
Reliant Energy Inc.(b)                              9,000        229,590
========================================================================
                                                               2,119,742
========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.36%

Tyco Electronics Ltd.(b)                           14,400        502,128
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.28%

Mosaic Co. (The)(b)                                 9,100        382,382
========================================================================

FOOD RETAIL-0.13%

Safeway Inc.                                        5,600        177,688
========================================================================

FOOTWEAR-0.37%

NIKE, Inc.-Class B                                  9,100        512,694
========================================================================

GENERAL MERCHANDISE STORES-0.50%

Big Lots, Inc.(b)(c)                               20,400        607,308
------------------------------------------------------------------------
Dollar Tree Stores, Inc.(b)                         2,000         86,900
========================================================================
                                                                 694,208
========================================================================

HEALTH CARE DISTRIBUTORS-0.94%

AmerisourceBergen Corp.                            22,500      1,076,625
------------------------------------------------------------------------
PharMerica Corp.(b)                                12,200        216,314
========================================================================
                                                               1,292,939
========================================================================

HEALTH CARE EQUIPMENT-0.41%

Covidien Ltd.(b)                                   14,100        561,603
========================================================================

HOME FURNISHINGS-0.36%

Tempur-Pedic International Inc.(c)                 17,200        497,080
========================================================================

HOUSEHOLD PRODUCTS-0.18%

Procter & Gamble Co. (The)                          3,700        241,647
========================================================================

HOUSEWARES & SPECIALTIES-0.76%

Newell Rubbermaid Inc.                             40,400      1,041,916
========================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.04%

Dynegy Inc.-Class A(b)                              7,400         59,866
========================================================================

INDUSTRIAL CONGLOMERATES-4.75%

General Electric Co.                              168,400      6,545,708
========================================================================

AIM Structured Value Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

INDUSTRIAL MACHINERY-0.08%

SPX Corp.                                           1,200   $    108,060
========================================================================

INDUSTRIAL REIT'S-1.10%

ProLogis                                           25,100      1,510,016
========================================================================

INTEGRATED OIL & GAS-9.99%

Chevron Corp.                                      17,600      1,544,576
------------------------------------------------------------------------
ConocoPhillips                                      4,300        352,127
------------------------------------------------------------------------
ExxonMobil Corp.                                  113,800      9,756,074
------------------------------------------------------------------------
Marathon Oil Corp.                                 39,200      2,112,488
========================================================================
                                                              13,765,265
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.77%

AT&T Inc.                                          65,500      2,611,485
------------------------------------------------------------------------
Qwest Communications International Inc.(c)        260,400      2,330,580
------------------------------------------------------------------------
Verizon Communications Inc.                       104,700      4,384,836
========================================================================
                                                               9,326,901
========================================================================

INTERNET RETAIL-0.09%

IAC/InterActiveCorp(b)                              4,400        122,276
========================================================================

INVESTMENT BANKING & BROKERAGE-5.85%

Goldman Sachs Group, Inc. (The)                    13,400      2,358,534
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          36,800      2,712,160
------------------------------------------------------------------------
Morgan Stanley                                     48,000      2,993,760
========================================================================
                                                               8,064,454
========================================================================

LEISURE PRODUCTS-2.22%

Hasbro, Inc.                                       40,200      1,134,042
------------------------------------------------------------------------
Mattel, Inc.                                       89,200      1,929,396
========================================================================
                                                               3,063,438
========================================================================

MANAGED HEALTH CARE-0.67%

Magellan Health Services, Inc.(b)(c)                7,400        300,440
------------------------------------------------------------------------
WellCare Health Plans Inc.(b)                       6,300        621,810
========================================================================
                                                                 922,250
========================================================================

METAL & GLASS CONTAINERS-0.31%

Pactiv Corp.(b)                                    14,600        427,050
========================================================================

MOVIES & ENTERTAINMENT-0.58%

Marvel Entertainment, Inc.(b)(c)                   17,400        393,240
------------------------------------------------------------------------
Walt Disney Co. (The)                              12,000        403,200
========================================================================
                                                                 796,440
========================================================================

MULTI-LINE INSURANCE-4.23%

American International Group, Inc.                 67,600      4,461,600
------------------------------------------------------------------------
Loews Corp.                                        29,100      1,367,991
========================================================================
                                                               5,829,591
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


MULTI-UTILITIES-2.19%

CenterPoint Energy, Inc.                           14,000   $    227,080
------------------------------------------------------------------------
PG&E Corp.(c)                                      30,700      1,366,150
------------------------------------------------------------------------
Xcel Energy, Inc.                                  69,300      1,428,273
========================================================================
                                                               3,021,503
========================================================================

OFFICE ELECTRONICS-0.45%

Xerox Corp.                                        36,600        626,958
========================================================================

OFFICE REIT'S-0.08%

Duke Realty Corp.(c)                                3,300        111,507
========================================================================

OIL & GAS REFINING & MARKETING-5.15%

Frontier Oil Corp.                                 60,700      2,490,521
------------------------------------------------------------------------
Holly Corp.                                         8,800        586,520
------------------------------------------------------------------------
Tesoro Corp.                                       44,900      2,214,917
------------------------------------------------------------------------
Western Refining, Inc.(c)                          34,800      1,804,032
========================================================================
                                                               7,095,990
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-11.16%

Bank of America Corp.                             105,200      5,331,536
------------------------------------------------------------------------
Citigroup Inc.                                    112,700      5,283,376
------------------------------------------------------------------------
JPMorgan Chase & Co.                              107,200      4,772,544
========================================================================
                                                              15,387,456
========================================================================

PACKAGED FOODS & MEATS-0.06%

General Mills, Inc.                                 1,400         78,232
========================================================================

PAPER PRODUCTS-0.07%

International Paper Co.(c)                          2,700         94,797
========================================================================

PERSONAL PRODUCTS-0.27%

NBTY, Inc.(b)                                      10,200        374,340
========================================================================

PHARMACEUTICALS-6.59%

Forest Laboratories, Inc.(b)                       11,700        440,271
------------------------------------------------------------------------
Johnson & Johnson                                   1,100         67,969
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(b)                      62,400        937,872
------------------------------------------------------------------------
Merck & Co. Inc.                                   59,100      2,965,047
------------------------------------------------------------------------
Pfizer Inc.                                       187,800      4,664,952
========================================================================
                                                               9,076,111
========================================================================

PROPERTY & CASUALTY INSURANCE-5.60%

Allstate Corp. (The)                               45,400      2,485,650
------------------------------------------------------------------------
Chubb Corp. (The)                                  23,200      1,186,216
------------------------------------------------------------------------
CNA Financial Corp.                                 2,900        121,684
------------------------------------------------------------------------
SAFECO Corp.                                       15,800        916,716
------------------------------------------------------------------------
Travelers Cos., Inc. (The)                         51,800      2,617,972
------------------------------------------------------------------------
XL Capital Ltd.-Class A                             5,200        396,240
========================================================================
                                                               7,724,478
========================================================================

REINSURANCE-0.10%

Odyssey Re Holdings Corp.(c)                        3,700        134,014
========================================================================

AIM Structured Value Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

RETAIL REIT'S-3.50%

General Growth Properties, Inc.(c)                 12,200   $    606,462
------------------------------------------------------------------------
Kimco Realty Corp.(c)                              40,400      1,729,928
------------------------------------------------------------------------
Realty Income Corp.                                 2,300         62,100
------------------------------------------------------------------------
Regency Centers Corp.(c)                            1,400         97,258
------------------------------------------------------------------------
Simon Property Group, Inc.                         24,600      2,335,032
========================================================================
                                                               4,830,780
========================================================================

SEMICONDUCTOR EQUIPMENT-0.15%

Varian Semiconductor Equipment Associates,
  Inc.(b)                                           3,600        200,268
========================================================================

SOFT DRINKS-1.13%

Coca-Cola Co. (The)                                22,600      1,215,428
------------------------------------------------------------------------
PepsiCo, Inc.                                       5,000        340,150
========================================================================
                                                               1,555,578
========================================================================

SPECIALIZED REIT'S-0.07%

Nationwide Health Properties, Inc.                  3,600         99,900
========================================================================

STEEL-2.58%

Cleveland-Cliffs Inc.(c)                            4,100        312,707
------------------------------------------------------------------------
Nucor Corp.                                         6,000        317,400
------------------------------------------------------------------------
Steel Dynamics, Inc.                               15,100        655,038
------------------------------------------------------------------------
United States Steel Corp.                          24,100      2,276,968
========================================================================
                                                               3,562,113
========================================================================

SYSTEMS SOFTWARE-0.25%

BMC Software, Inc.(b)                               6,300        192,906
------------------------------------------------------------------------
Microsoft Corp.                                     5,500        158,015
========================================================================
                                                                 350,921
========================================================================

THRIFTS & MORTGAGE FINANCE-1.17%

Fannie Mae                                         17,800      1,167,858
------------------------------------------------------------------------
Freddie Mac                                         7,200        443,592
========================================================================
                                                               1,611,450
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


TOBACCO-4.23%

Altria Group, Inc.                                 45,700   $  3,172,037
------------------------------------------------------------------------
Loews Corp-Carolina Group                          18,000      1,370,160
------------------------------------------------------------------------
UST Inc.                                           26,000      1,281,280
========================================================================
                                                               5,823,477
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $132,478,915)                          135,363,381
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.13%

4.58%, 09/20/07 (Cost $174,577)(d)             $  175,000(e)      174,577
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-1.40%

Liquid Assets Portfolio-Institutional
  Class(f)                                        965,479        965,479
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(f)          965,479        965,479
========================================================================
    Total Money Market Funds (Cost
      $1,930,958)                                              1,930,958
========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.74% (Cost
  $134,584,450)                                              137,468,916
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-4.46%

Liquid Assets Portfolio (Cost
  $6,141,616)(f)(g)                             6,141,616      6,141,616
========================================================================
TOTAL INVESTMENTS-104.20% (Cost $140,726,066)                143,610,532
========================================================================
OTHER ASSETS LESS LIABILITIES-(4.20)%                         (5,784,595)
========================================================================
NET ASSETS-100.00%                                          $137,825,937
________________________________________________________________________
========================================================================

Investment Abbreviations:

REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(b)  Non-income producing security.
(c)  All or a portion of this security was out on loan at August 31, 2007.
(d) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e) All of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 8.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Value Fund

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2007

ASSETS:

Investments, at value (Cost $132,653,492)*     $135,537,958
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $8,072,574)                               8,072,574
===========================================================
    Total investments (Cost $140,726,066)       143,610,532
===========================================================
Receivables for:
  Variation margin                                   18,120
-----------------------------------------------------------
  Fund shares sold                                  162,951
-----------------------------------------------------------
  Dividends                                         225,084
-----------------------------------------------------------
  Fund expenses absorbed                              3,953
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                4,043
-----------------------------------------------------------
Other assets                                         17,255
===========================================================
    Total assets                                144,041,938
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             13,219
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  4,944
-----------------------------------------------------------
  Collateral upon return of securities loaned     6,141,616
-----------------------------------------------------------
Accrued distribution fees                             1,168
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,798
-----------------------------------------------------------
Accrued transfer agent fees                           1,411
-----------------------------------------------------------
Accrued operating expenses                           50,845
===========================================================
    Total liabilities                             6,216,001
===========================================================
Net assets applicable to shares outstanding    $137,825,937
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $131,076,688
-----------------------------------------------------------
Undistributed net investment income               1,197,469
-----------------------------------------------------------
Undistributed net realized gain                   2,656,636
-----------------------------------------------------------
Unrealized appreciation                           2,895,144
===========================================================
                                               $137,825,937
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $  2,011,212
___________________________________________________________
===========================================================
Class B                                        $    717,817
___________________________________________________________
===========================================================
Class C                                        $    156,135
___________________________________________________________
===========================================================
Class R                                        $     10,067
___________________________________________________________
===========================================================
Institutional Class                            $134,930,706
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                             176,364
___________________________________________________________
===========================================================
Class B                                              63,269
___________________________________________________________
===========================================================
Class C                                              13,779
___________________________________________________________
===========================================================
Class R                                                 885
___________________________________________________________
===========================================================
Institutional Class                              11,807,885
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.40
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $11.40 divided by
    94.50%)                                    $      12.06
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.35
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.33
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      11.38
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      11.43
___________________________________________________________
===========================================================

* At August 31, 2007, securities with an aggregate value of $6,102,815 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Value Fund

STATEMENT OF OPERATIONS

For the year ended August 31, 2007

INVESTMENT INCOME:

Dividends                                                     $2,273,990
------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $1,309)                           141,867
------------------------------------------------------------------------
Interest                                                          13,674
========================================================================
    Total investment income                                    2,429,531
========================================================================

EXPENSES:

Advisory fees                                                    668,450
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    14,971
------------------------------------------------------------------------
Distribution fees:
  Class A                                                          4,190
------------------------------------------------------------------------
  Class B                                                         10,003
------------------------------------------------------------------------
  Class C                                                          6,175
------------------------------------------------------------------------
  Class R                                                          2,685
------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                               6,566
------------------------------------------------------------------------
Transfer agent fees -- Institutional                               3,694
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         18,652
------------------------------------------------------------------------
Registration and filing fees                                     185,730
------------------------------------------------------------------------
Professional services fees                                        73,132
------------------------------------------------------------------------
Other                                                             33,180
========================================================================
    Total expenses                                             1,077,428
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement(s)                                                (220,170)
========================================================================
    Net expenses                                                 857,258
========================================================================
Net investment income                                          1,572,273
========================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from:
  Investment securities                                        2,562,606
------------------------------------------------------------------------
  Futures contracts                                              162,498
========================================================================
                                                               2,725,104
========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        2,819,084
------------------------------------------------------------------------
  Futures contracts                                                6,680
========================================================================
                                                               2,825,764
========================================================================
Net realized and unrealized gain                               5,550,868
========================================================================
Net increase in net assets resulting from operations          $7,123,141
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Value Fund

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2007 and the period March 31, 2006
(commencement date) to August 31, 2006

                                                                  2007           2006
-----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,572,273    $   134,455
-----------------------------------------------------------------------------------------
  Net realized gain (loss)                                       2,725,104        (11,024)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation                          2,825,764         69,380
=========================================================================================
    Net increase in net assets resulting from operations         7,123,141        192,811
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (6,110)            --
-----------------------------------------------------------------------------------------
  Class R                                                           (2,292)            --
-----------------------------------------------------------------------------------------
  Institutional Class                                             (542,391)            --
=========================================================================================
    Total distributions from net investment income                (550,793)            --
=========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                             (786)            --
-----------------------------------------------------------------------------------------
  Class B                                                             (625)            --
-----------------------------------------------------------------------------------------
  Class C                                                             (443)            --
-----------------------------------------------------------------------------------------
  Class R                                                             (432)            --
-----------------------------------------------------------------------------------------
  Institutional Class                                              (55,158)            --
=========================================================================================
    Total distributions from net realized gains                    (57,444)            --
=========================================================================================
    Decrease in net assets resulting from distributions           (608,237)            --
=========================================================================================
Share transactions-net:
  Class A                                                        1,107,095        823,210
-----------------------------------------------------------------------------------------
  Class B                                                         (169,271)       762,235
-----------------------------------------------------------------------------------------
  Class C                                                         (557,889)       607,944
-----------------------------------------------------------------------------------------
  Class R                                                         (707,324)       600,010
-----------------------------------------------------------------------------------------
  Institutional Class                                           55,246,248     73,405,964
=========================================================================================
    Net increase in net assets resulting from share
     transactions                                               54,918,859     76,199,363
=========================================================================================
    Net increase in net assets                                  61,433,763     76,392,174
=========================================================================================

NET ASSETS:

  Beginning of year                                             76,392,174             --
=========================================================================================
  End of year (including undistributed net investment income
    of $1,197,469 and $175,989, respectively)                 $137,825,937    $76,392,174
_________________________________________________________________________________________
=========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Structured Value Fund

NOTES TO FINANCIAL STATEMENTS

August 31, 2007

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Structured Value Fund (the "Fund") is a series portfolio of AIM Counselor Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Structured Value Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM Structured Value Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.60%
--------------------------------------------------------------------
Next $250 million                                             0.575%
--------------------------------------------------------------------
Next $500 million                                             0.55%
--------------------------------------------------------------------
Next $1.5 billion                                             0.525%
--------------------------------------------------------------------
Next $2.5 billion                                             0.50%
--------------------------------------------------------------------
Next $2.5 billion                                             0.475%
--------------------------------------------------------------------
Next $2.5 billion                                             0.45%
--------------------------------------------------------------------
Over $10 billion                                              0.425%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc., AIM pays INVESCO Institutional (N.A.), Inc. 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively, through at least June 30, 2008. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit used to offset custodian expenses. These credits are used to pay certain expenses incurred by the Fund.

    Further, effective July 1, 2007, AIM has contractually agreed, through at least June 30, 2008, to waive 100% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). Prior to July 1, 2007, AIM had voluntarily agreed to waive 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds.

    For the year ended August 31, 2007, AIM waived advisory fees of $207,623 and reimbursed class level expenses of $2,748, $1,640, $1,013, $881 and $3,694 for Class A, Class B, Class C, Class R and Institutional Class shares respectively.

    At the request of the Trustees of the Trust, INVESCO PLC ("INVESCO") (formerly "AMVESCAP PLC") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended August 31, 2007, INVESCO did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the year ended August 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Financial Industry Regulatory Authority ("FINRA"), formerly known as National Association of Securities Dealers, rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the year ended August 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

AIM Structured Value Fund


    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended August 31, 2007, ADI advised the Fund that it retained $3,216 in front-end sales commissions from the sale of Class A shares and $0, $51, $6 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended August 31, 2007. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               08/31/06          AT COST          FROM SALES         08/31/07        INCOME
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $   --         $29,819,122       $(28,853,643)      $  965,479      $ 70,441
-------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                 --          29,819,122        (28,853,643)         965,479        70,117
=================================================================================================
  Total
    Investments
    in
    Affiliates      $   --         $59,638,244       $(57,707,286)      $1,930,958      $140,558
=================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                     VALUE          PURCHASES          PROCEEDS            VALUE        DIVIDEND
FUND               08/31/06          AT COST          FROM SALES         08/31/07        INCOME*
-------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $   --         $ 70,333,086      $ (64,191,470)     $6,141,616      $  1,309
=================================================================================================
  Total
    Investments
    in
    Affiliates      $   --         $129,971,330      $(121,898,756)     $8,072,574      $141,867
_________________________________________________________________________________________________
=================================================================================================

* Net of compensation to counterparties.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit used to offset custodian fees. For the year ended August 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,571.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended August 31, 2007, the Fund paid legal fees of $4,953 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

AIM Structured Value Fund


    The Fund is a party to an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended August 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At August 31, 2007, securities with an aggregate value of $6,102,815 were on loan to brokers. The loans were secured by cash collateral of $6,141,616 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended August 31, 2007, the Fund received dividends on cash collateral investments of $1,309 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--FUTURES CONTRACTS

On August 31, 2007, $175,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF       MONTH/            VALUE         UNREALIZED
CONTRACT                                                      CONTRACTS     COMMITMENT        08/31/07       APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
S&P 500 E-Mini Index Future                                      24        Sept.-07/Long     $1,772,040        $10,678
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:


The tax character of distributions paid during the years August 31, 2007 and March 31, 2006 (commencement date) through August 31, 2006 was as follows:

                                                                2007       2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $562,760    $   --
--------------------------------------------------------------------------------
Long-term capital gain                                          45,477        --
================================================================================
  Total distributions                                         $608,237    $   --
________________________________________________________________________________
================================================================================

AIM Structured Value Fund


TAX COMPONENTS OF NET ASSETS:


As of August 31, 2007, the components of net assets on a tax basis were as follows:

                                                                    2007
----------------------------------------------------------------------------
Undistributed ordinary income                                   $  3,524,858
----------------------------------------------------------------------------
Undistributed long-term gain                                         349,417
----------------------------------------------------------------------------
Net unrealized appreciation -- investments                         2,878,961
----------------------------------------------------------------------------
Temporary book/tax differences                                        (3,987)
----------------------------------------------------------------------------
Shares of beneficial interest                                    131,076,688
============================================================================
  Total net assets                                              $137,825,937
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized appreciation difference is attributable primarily to losses on wash sales and the realization for tax purposes of unrealized gains on futures contracts.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    The Fund does not have a capital loss carryforward as of August 31, 2007.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended August 31, 2007 was $122,026,317 and $66,923,443, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 8,083,008
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (5,204,047)
===============================================================================
Net unrealized appreciation of investment securities              $ 2,878,961
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $140,731,571.

AIM Structured Value Fund

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                                               MARCH 31, 2006
                                                                                               (COMMENCEMENT
                                                                     YEAR ENDED                   DATE) TO
                                                                 AUGUST 31, 2007(A)           AUGUST 31, 2006
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       198,849    $ 2,334,302       83,321    $   836,451
------------------------------------------------------------------------------------------------------------------
  Class B                                                        67,041        772,625       76,011        762,735
------------------------------------------------------------------------------------------------------------------
  Class C                                                        26,613        319,489       60,787        607,944
------------------------------------------------------------------------------------------------------------------
  Class R                                                           761          8,952       60,001        600,010
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         5,067,304     58,701,761    7,036,482     73,435,376
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                           607          6,896           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                            55            619           --             --
------------------------------------------------------------------------------------------------------------------
  Class C                                                            38            439           --             --
------------------------------------------------------------------------------------------------------------------
  Class R                                                           240          2,724           --             --
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            52,555        597,549           --             --
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         6,602         76,276           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                        (6,621)       (76,276)          --             --
==================================================================================================================
Reacquired:
  Class A                                                      (111,705)    (1,310,379)      (1,310)       (13,241)
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (73,167)      (866,239)         (50)          (500)
------------------------------------------------------------------------------------------------------------------
  Class C                                                       (73,659)      (877,817)          --             --
------------------------------------------------------------------------------------------------------------------
  Class R                                                       (60,117)      (719,000)          --             --
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (345,649)    (4,053,062)      (2,807)       (29,412)
==================================================================================================================
                                                              4,749,747    $54,918,859    7,312,435    $76,199,363
__________________________________________________________________________________________________________________
==================================================================================================================

(a) 91% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management has assessed the application of FIN 48 to the Fund and has determined that the adopting of FIN 48 is not expected to have a material impact on the Fund. Management intends for the Fund to adopt FIN 48 provisions during the fiscal year ending August 31, 2008 as required.

AIM Structured Value Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                          CLASS A
                                                              -------------------------------
                                                                               MARCH 31, 2006
                                                                               (COMMENCEMENT
                                                              YEAR ENDED          DATE) TO
                                                              AUGUST 31,         AUGUST 31,
                                                                 2007               2006
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.44             $10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.14               0.20
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.89               0.24
=============================================================================================
    Total from investment operations                              1.03               0.44
=============================================================================================
Less distributions:
  Dividends from net investment income                           (0.06)                --
---------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                --
=============================================================================================
    Total distributions                                          (0.07)                --
=============================================================================================
Net asset value, end of period                                  $11.40             $10.44
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   9.80%              4.40%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,011             $  856
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.01%(c)           1.03%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.36%(c)           5.80%(d)
=============================================================================================
Ratio of net investment income to average net assets              1.17%(c)           4.59%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          62%                 5%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,676,030.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Value Fund

                                                                          CLASS B
                                                              -------------------------------
                                                                               MARCH 31, 2006
                                                                               (COMMENCEMENT
                                                              YEAR ENDED          DATE) TO
                                                              AUGUST 31,         AUGUST 31,
                                                                 2007               2006
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.40             $10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.05               0.16
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.91               0.24
=============================================================================================
    Total from investment operations                              0.96               0.40
=============================================================================================
Less distributions from net realized gains                       (0.01)                --
=============================================================================================
Net asset value, end of period                                  $11.35             $10.40
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   9.20%              4.00%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  718             $  790
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.76%(c)           1.78%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.11%(c)           6.55%(d)
=============================================================================================
Ratio of net investment income to average net assets              0.42%(c)           3.84%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          62%                 5%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,000,342.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                          CLASS C
                                                              -------------------------------
                                                                               MARCH 31, 2006
                                                                               (COMMENCEMENT
                                                              YEAR ENDED          DATE) TO
                                                              AUGUST 31,         AUGUST 31,
                                                                 2007               2006
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.40             $10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.05               0.16
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.89               0.24
=============================================================================================
    Total from investment operations                              0.94               0.40
=============================================================================================
Less distributions from net realized gains                       (0.01)                --
=============================================================================================
Net asset value, end of period                                  $11.33             $10.40
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   9.01%              4.00%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  156             $  632
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.76%(c)           1.78%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.11%(c)           6.55%(d)
=============================================================================================
Ratio of net investment income to average net assets              0.42%(c)           3.84%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          62%                 5%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $617,485.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Value Fund

                                                                          CLASS R
                                                              -------------------------------
                                                                               MARCH 31, 2006
                                                                               (COMMENCEMENT
                                                              YEAR ENDED          DATE) TO
                                                              AUGUST 31,         AUGUST 31,
                                                                 2007               2006
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.42             $10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.11               0.18
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.90               0.24
=============================================================================================
    Total from investment operations                              1.01               0.42
=============================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)                --
---------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.01)                --
=============================================================================================
    Total distributions                                          (0.05)                --
=============================================================================================
Net asset value, end of period                                  $11.38             $10.42
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   9.65%              4.20%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   10             $  625
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.26%(c)           1.28%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.61%(c)           6.05%(d)
=============================================================================================
Ratio of net investment income to average net assets              0.92%(c)           4.34%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          62%                 5%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $537,067.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Structured Value Fund

                                                                    INSTITUTIONAL CLASS
                                                              -------------------------------
                                                                               MARCH 31, 2006
                                                                               (COMMENCEMENT
                                                              YEAR ENDED          DATE) TO
                                                              AUGUST 31,         AUGUST 31,
                                                                 2007               2006
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.45           $ 10.00
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                         0.17              0.21
---------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.89              0.24
=============================================================================================
    Total from investment operations                               1.06              0.45
=============================================================================================
Less distributions:
  Dividends from net investment income                            (0.07)               --
---------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.01)               --
=============================================================================================
    Total distributions                                           (0.08)               --
=============================================================================================
Net asset value, end of period                                 $  11.43           $ 10.45
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                   10.13%             4.50%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $134,931           $73,488
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.75%(c)          0.77%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.94%(c)          5.50%(d)
=============================================================================================
Ratio of net investment income to average net assets               1.43%(c)          4.85%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                           62%                5%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $107,577,391.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State Auditor Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to A I M Advisors, Inc. ("AIM") and A I M Distributors, Inc. ("ADI") (Order No. 051318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds; and

    - that certain AIM Funds inadequately employed fair value pricing.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pretrial purposes into three amended complaints against various AIM and IFG related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and

AIM Structured Value Fund
fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in INVESCO PLC's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the INVESCO defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Structured Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Counselor Series Trust and Shareholders of AIM Structured Value Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Structured Value Fund (one of the funds constituting AIM Counselor Series Trust, hereafter referred to as the "Fund") at August 31, 2007, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period March 31, 2006 (commencement date) through August 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 19, 2007
Houston, Texas

AIM Structured Value Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    use this information to compare the
                                             estimate the expenses that you paid over     ongoing costs of investing in the Fund and
As a shareholder of the Fund, you incur      the period. Simply divide your account       other funds. To do so, compare this 5%
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      hypothetical example with the 5%
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      hypothetical examples that appear in the
purchase payments or contingent deferred     then multiply the result by the number in    shareholder reports of the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds.
entire period March 1, 2007, through         of return of 5% per year before expenses,
August 31, 2007.                             which is not the Fund's actual return.       In addition, if these transaction costs
                                                                                          were included, your costs would have been
ACTUAL EXPENSES                                 The hypothetical account values and       higher.
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (3/1/07)             (8/31/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,008.90               $5.11        $1,020.11              $5.14             1.01%
   B                1,000.00               1,005.30                8.90         1,016.33               8.94             1.76
   C                1,000.00               1,004.40                8.89         1,016.33               8.94             1.76
   R                1,000.00               1,008.00                6.38         1,018.85               6.41             1.26

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Annual Report dated 8/31/07

AIM STRUCTURED VALUE FUND

                                             ==========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 8/31/07                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (3/31/06)             10.41%       REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional     1 Year                         10.13        INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to                                                   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   AVERAGE ANNUAL TOTAL RETURNS                 MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         For periods ended 6/30/07,                   ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                    most recent calendar                         INFORMATION ON COMPARATIVE BENCHMARKS.
                                             quarter-end                                  PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             Inception (3/31/06)             15.96%       MONTH-END PERFORMANCE, PLEASE CALL
                                              1 Year                         20.32        800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             ==========================================
                                                                                             HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     REIMBURSED EXPENSES, PERFORMANCE WOULD
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     HAVE BEEN LOWER.
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

==========================================
NASDAQ SYMBOL   ASIVX
==========================================

Over for information on your Fund's expenses.

======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                              [AIM INVESTMENTS LOGO]
AIMINVESTMENTS.COM   SVAL-INS-1   A I M Distributors, Inc.   --REGISTERED TRADEMARK--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.         The hypothetical account values and
                                             Simply divide your account value by $1,000   expenses may not be used to estimate the
As a shareholder of the Fund, you incur      (for example, an $8,600 account value        actual ending account balance or expenses
ongoing costs, including management fees     divided by $1,000 = 8.6), then multiply      you paid for the period. You may use this
and other Fund expenses. This example is     the result by the number in the table        information to compare the ongoing costs
intended to help you understand your         under the heading entitled "Actual           of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   Expenses Paid During Period" to estimate     To do so, compare this 5% hypothetical
the Fund and to compare these costs with     the expenses you paid on your account        example with the 5% hypothetical examples
ongoing costs of investing in other mutual   during this period.                          that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period March 1, 2007, through                                                      the table are meant to highlight your
August 31, 2007.                             The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to
estimate the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING              EXPENSES        ANNUALIZED
     SHARE       ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
     CLASS         (3/1/07)             (8/31/07)(1)            PERIOD(2)     (8/31/07)            PERIOD(2)          RATIO
Institutional      $1,000.00              $1,009.70               $3.80        $1,021.42             $3.82             0.75%

(1)  The actual ending account value is based on the actual total return of the Fund for the period March 1, 2007, through August
     31, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the annualized expense ratio as indicated Fund's above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMINVESTMENTS.COM   SVAL-INS-1   A I M Distributors, Inc.

AIM Structured Value Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT    if applicable (advisory agreements), for     AIM's equity and fixed income trading
                                             another year.                                operations. The Board concluded that the
The Board of Trustees (the Board) of AIM                                                  nature, extent and quality of the advisory
Counselor Series Trust is required under        The independent Trustees, as mentioned    services provided to the Fund by AIM were
the Investment Company Act of 1940 to        above, are assisted in their annual          appropriate and that AIM currently is
approve annually the renewal of the AIM      evaluation of the advisory agreements by     providing satisfactory advisory services
Structured Value Fund (the Fund)             the independent Senior Officer. One          in accordance with the terms of the Fund's
investment advisory agreement with A I M     responsibility of the Senior Officer is to   advisory agreement. In addition, based on
Advisors, Inc. (AIM). During contract        manage the process by which the AIM Funds'   their ongoing meetings throughout the year
renewal meetings held on June 25-27, 2007,   proposed management fees are negotiated      with the Fund's portfolio managers, the
the Board as a whole and the disinterested   during the annual contract renewal process   Board concluded that these individuals are
or "independent" Trustees, voting            to ensure that they are negotiated in a      competent and able to continue to carry
separately, approved the continuance of      manner which is at arms' length and          out their responsibilities under the
the Fund's investment advisory agreement     reasonable. Accordingly, the Senior          Fund's advisory agreement.
for another year, effective July 1, 2007.    Officer must either supervise a
In doing so, the Board determined that the   competitive bidding process or prepare an       In determining whether to continue the
Fund's advisory agreement is in the best     independent written evaluation. The Senior   Fund's advisory agreement, the Board
interests of the Fund and its shareholders   Officer has recommended that an              considered the prior relationship between
and that the compensation to AIM under the   independent written evaluation be provided   AIM and the Fund, as well as the Board's
Fund's advisory agreement is fair and        and, upon the direction of the Board, has    knowledge of AIM's operations, and
reasonable.                                  prepared an independent written              concluded that it was beneficial to
                                             evaluation.                                  maintain the current relationship, in
   The independent Trustees met separately                                                part, because of such knowledge. The Board
during their evaluation of the Fund's           During the annual contract renewal        also considered the steps that AIM and its
investment advisory agreement with           process, the Board considered the factors    affiliates have taken over the last
independent legal counsel from whom they     discussed below under the heading "Factors   several years to improve the quality and
received independent legal advice, and the   and Conclusions and Summary of Independent   efficiency of the services they provide to
independent Trustees also received           Written Fee Evaluation" in evaluating the    the Funds in the areas of investment
assistance during their deliberations from   fairness and reasonableness of the Fund's    performance, product line diversification,
the independent Senior Officer, a            advisory agreement at the contract renewal   distribution, fund operations, shareholder
full-time officer of the AIM Funds who       meetings and at their meetings throughout    services and compliance. The Board
reports directly to the independent          the year as part of their ongoing            concluded that the quality and efficiency
Trustees. The following discussion more      oversight of the Fund. The Fund's advisory   of the services AIM and its affiliates
fully describes the process employed by      agreement was considered separately,         provide to the AIM Funds in each of these
the Board to evaluate the performance of     although the Board also considered the       areas generally have improved, and support
the AIM Funds (including the Fund)           common interests of all of the AIM Funds     the Board's approval of the continuance of
throughout the year and, more                in their deliberations. The Board            the Fund's advisory agreement.
specifically, during the annual contract     comprehensively considered all of the
renewal meetings.                            information provided to them and did not     B. FUND PERFORMANCE
                                             identify any particular factor that was
THE BOARD'S FUND EVALUATION PROCESS          controlling. Furthermore, each Trustee may   The Board noted that the Fund has not been
                                             have evaluated the information provided      in operation for a full calendar year. The
The Board's Investments Committee has        differently from one another and             Board also considered the steps AIM has
established three Sub-Committees which are   attributed different weight to the various   taken over the last several years to
responsible for overseeing the management    factors. The Trustees recognized that the    improve the quality and efficiency of the
of a number of the series portfolios of      advisory arrangements and resulting          services that AIM provides to the AIM
the AIM Funds. This Sub-Committee            advisory fees for the Fund and the other     Funds. The Board concluded that AIM
structure permits the Trustees to focus on   AIM Funds are the result of years of         continues to be responsive to the Board's
the performance of the AIM Funds that have   review and negotiation between the           focus on fund performance.
been assigned to them. The Sub-Committees    Trustees and AIM, that the Trustees may
meet throughout the year to review the       focus to a greater extent on certain         C. ADVISORY FEES AND FEE WAIVERS
performance of their assigned funds, and     aspects of these arrangements in some
the Sub-Committees review monthly and        years than others, and that the Trustees'    The Board noted that AIM had set the
quarterly comparative performance            deliberations and conclusions in a           contractual advisory fee schedule in the
information and periodic asset flow data     particular year may be based in part on      Fund's advisory agreement based upon the
for their assigned funds. These materials    their deliberations and conclusions of       median effective management fee rate
are prepared under the direction and         these same arrangements throughout the       (comprised of advisory fees plus, in some
supervision of the independent Senior        year and in prior years.                     cases, administrative fees) at various
Officer. Over the course of each year, the                                                asset levels of competitor funds with
Sub-Committees meet with portfolio           FACTORS AND CONCLUSIONS AND SUMMARY OF       investment strategies comparable to those
managers for their assigned funds and        INDEPENDENT WRITTEN FEE EVALUATION           of the Fund. In addition, the Board noted
other members of management and review                                                    that the Fund's contractual advisory fee
with these individuals the performance,      The discussion below serves as a summary     schedule is the same as the uniform fee
investment objective(s), policies,           of the Senior Officer's independent          schedule that applies to other funds
strategies and limitations of these funds.   written evaluation, as well as a             advised by AIM with investment strategies
                                             discussion of the material factors and       comparable to those of the Fund, which
   In addition to their meetings             related conclusions that formed the basis    uniform fee schedule includes breakpoints
throughout the year, the Sub-Committees      for the Board's approval of the Fund's       and is based on net asset levels. The
meet at designated contract renewal          advisory agreement and sub-advisory          Board also compared the Fund's contractual
meetings each year to conduct an in-depth    agreement. Unless otherwise stated,          advisory fee rate to the contractual
review of the performance, fees and          information set forth below is as of June    advisory fee rates of other clients of AIM
expenses of their assigned funds. During     27, 2007 and does not reflect any changes    and its affiliates with investment
the contract renewal process, the Trustees   that may have occurred since that date,      strategies comparable to those of the
receive comparative performance and fee      including but not limited to changes to      Fund, including three mutual funds advised
data regarding all the AIM Funds prepared    the Fund's performance, advisory fees,       by AIM, one mutual fund sub-advised by an
by an independent company, Lipper, Inc.,     expense limitations and/or fee waivers.      AIM affiliate, and one offshore fund
under the direction and supervision of the                                                advised and sub-advised by AIM affiliates.
independent Senior Officer who also          I INVESTMENT ADVISORY AGREEMENT              The Board noted that the Fund's rate was:
prepares a separate analysis of this                                                      (i) the same as the rate for one of the
information for the Trustees. Each           A. NATURE, EXTENT AND QUALITY OF SERVICES    mutual funds and below the rates for two
Sub-Committee then makes recommendations        PROVIDED BY AIM                           of the mutual funds; (ii) above the
to the Investments Committee regarding the                                                sub-advisory fee rate for the sub-advised
performance, fees and expenses of their      The Board reviewed the advisory services     mutual fund, although the advisory fee
assigned funds. The Investments Committee    provided to the Fund by AIM under the        rate for such sub-advised fund was above
considers each Sub-Committee's               Fund's advisory agreement, the performance   the Fund's; and (iii) below the advisory
recommendations and makes its own            of AIM in providing these services, and      fee rate for the offshore fund.
recommendations regarding the performance,   the credentials and experience of the
fees and expenses of the AIM Funds to the    officers and employees of AIM who provide       Additionally, the Board compared the
full Board. Moreover, the Investments        these services. The Board's review of the    Fund's contractual advisory fee rate to
Committee considers each Sub-Committee's     qualifications of AIM to provide these       the total advisory fees paid by numerous
recommendations in making its annual         services included the Board's                separately managed accounts/wrap accounts
recommendation to the Board whether to       consideration of AIM's portfolio and         advised by an AIM affiliate. The Board
approve the continuance of each AIM Fund's   product review process, various back         noted
investment advisory agreement and            office support functions provided by AIM,
sub-advisory agreement,                      and                                                                         (continued)

AIM Structured Value Fund

that the Fund's rate was generally above     Board considered whether AIM is              of uninvested cash and cash collateral
the rates for the separately managed         financially sound and has the resources      from any securities lending arrangements
accounts/wrap accounts. The Board            necessary to perform its obligations under   in the affiliated money market funds is in
considered that management of the            the Fund's advisory agreement, and           the best interests of the Fund and its
separately managed accounts/wrap accounts    concluded that AIM has the financial         shareholders.
by the AIM affiliate involves different      resources necessary to fulfill these
levels of services and different             obligations.                                 II SUB-ADVISORY AGREEMENT
operational and regulatory requirements
than AIM's management of the Fund. The       F. INDEPENDENT WRITTEN EVALUATION OF THE     A. NATURE, EXTENT AND QUALITY OF SERVICES
Board concluded that these differences are      FUND'S SENIOR OFFICER                        PROVIDED BY THE SUB-ADVISOR
appropriately reflected in the fee
structure for the Fund and the separately    The Board noted that, upon their             The Board reviewed the services provided
managed accounts/wrap accounts.              direction, the Senior Officer of the Fund,   by INVESCO Institutional (N.A.), Inc. (the
                                             who is independent of AIM and AIM's          Sub-Advisor) under the Fund's sub-advisory
   The Board noted that AIM has              affiliates, had prepared an independent      agreement, the performance of the
contractually agreed to waive fees and/or    written evaluation to assist the Board in    Sub-Advisor in providing these services,
limit expenses of the Fund through at        determining the reasonableness of the        and the credentials and experience of the
least June 30, 2008 in an amount necessary   proposed management fees of the AIM Funds,   officers and employees of the Sub-Advisor
to limit total annual operating expenses     including the Fund. The Board noted that     who provide these services. The Board
to a specified percentage of average daily   they had relied upon the Senior Officer's    concluded that the nature, extent and
net assets for each class of the Fund. The   written evaluation instead of a              quality of the services provided by the
Board considered the contractual nature of   competitive bidding process. In              Sub-Advisor were appropriate and that the
this fee waiver and noted that it remains    determining whether to continue the Fund's   Sub-Advisor currently is providing
in effect until at least June 30, 2008.      advisory agreement, the Board considered     satisfactory services in accordance with
The Board reviewed the Fund's effective      the Senior Officer's written evaluation.     the terms of the Fund's sub-advisory
advisory fee rate, after taking account of                                                agreement. In addition, based on their
this expense limitation, and considered      G. COLLATERAL BENEFITS TO AIM AND ITS        ongoing meetings throughout the year with
the effect this expense limitation would        AFFILIATES                                the Fund's portfolio managers, the Board
have on the Fund's estimated total                                                        concluded that these individuals are
expenses. The Board concluded that the       The Board considered various other           competent and able to continue to carry
levels of fee waivers/expense limitations    benefits received by AIM and its             out their responsibilities under the
for the Fund were fair and reasonable.       affiliates resulting from AIM's              Fund's sub-advisory agreement.
                                             relationship with the Fund, including the
   After taking account of the Fund's        fees received by AIM and its affiliates      B. FUND PERFORMANCE
contractual advisory fee rate, as well as    for their provision of administrative,
the comparative advisory fee information     transfer agency and distribution services    The Board noted that the Fund has not been
and the expense limitation discussed         to the Fund. The Board considered the        in operation for a full calendar year. The
above, the Board concluded that the Fund's   performance of AIM and its affiliates in     Board also considered the steps AIM has
advisory fees were fair and reasonable.      providing these services and the             taken over the last several years to
                                             organizational structure employed by AIM     improve the quality and efficiency of the
D. ECONOMIES OF SCALE AND BREAKPOINTS        and its affiliates to provide these          services that AIM provides to the AIM
                                             services. The Board also considered that     Funds. The Board concluded that AIM
The Board considered the extent to which     these services are provided to the Fund      continues to be responsive to the Board's
there are economies of scale in AIM's        pursuant to written contracts which are      focus on fund performance.
provision of advisory services to the        reviewed and approved on an annual basis
Fund. The Board also considered whether      by the Board. The Board concluded that AIM   C. SUB-ADVISORY FEES
the Fund benefits from such economies of     and its affiliates were providing these
scale through contractual breakpoints in     services in a satisfactory manner and in     The Board compared the Fund's contractual
the Fund's advisory fee schedule or          accordance with the terms of their           sub-advisory fee rate to the total
through advisory fee waivers or expense      contracts, and were qualified to continue    advisory fees paid by numerous separately
limitations. The Board noted that the        to provide these services to the Fund.       managed accounts/wrap accounts sub-advised
Fund's contractual advisory fee schedule                                                  by the Sub-Advisor with investment
includes seven breakpoints but that, due        The Board considered the benefits         strategies comparable to those of the
to the Fund's asset level at the end of      realized by AIM as a result of portfolio     Fund. The Board noted that the Fund's
the past calendar year and the way in        brokerage transactions executed through      sub-advisory fee rate was generally
which the breakpoints have been              "soft dollar" arrangements. Under these      comparable to or below the rates for the
structured, the Fund has yet to benefit      arrangements, portfolio brokerage            separately managed accounts/wrap accounts.
from the breakpoints. Based on this          commissions paid by the Fund and/or other    The Board considered the services to be
information, the Board concluded that the    funds advised by AIM are used to pay for     provided by the Sub-Advisor pursuant to
Fund's advisory fees would reflect           research and execution services. The Board   the Fund's sub-advisory agreement and the
economies of scale at higher asset levels.   noted that soft dollar arrangements shift    services to be provided by AIM pursuant to
The Board also noted that the Fund shares    the payment obligation for the research      the Fund's advisory agreement, as well as
directly in economies of scale through       and executions services from AIM to the      the allocation of fees between AIM and the
lower fees charged by third party service    funds and therefore may reduce AIM's         Sub-Advisor pursuant to the sub-advisory
providers based on the combined size of      expenses. The Board also noted that          agreement. The Board noted that the
all of the AIM Funds and affiliates.         research obtained through soft dollar        sub-advisory fees have no direct effect on
                                             arrangements may be used by AIM in making    the Fund or its shareholders, as they are
E. PROFITABILITY AND FINANCIAL RESOURCES     investment decisions for the Fund and may    paid by AIM to the Sub-Advisor, and that
   OF AIM                                    therefore benefit Fund shareholders. The     AIM and the Sub-Advisor are affiliates.
                                             Board concluded that AIM's soft dollar       After taking account of the Fund's
The Board reviewed information from AIM      arrangements were appropriate. The Board     contractual sub-advisory fee rate, as well
concerning the costs of the advisory and     also concluded that, based on their review   as the comparative fee information and the
other services that AIM and its affiliates   and representations made by AIM, these       expense limitation discussed above, the
provide to the Fund and the profitability    arrangements were consistent with            Board concluded that the Fund's
of AIM and its affiliates in providing       regulatory requirements.                     sub-advisory fees were fair and
these services. The Board also reviewed                                                   reasonable.
information concerning the financial            The Board considered the fact that the
condition of AIM and its affiliates. The     Fund's uninvested cash and cash collateral   D. FINANCIAL RESOURCES OF THE SUB-ADVISOR
Board also reviewed with AIM the             from any securities lending arrangements
methodology used to prepare the              may be invested in money market funds        The Board considered whether the
profitability information. The Board         advised by AIM pursuant to procedures        Sub-Advisor is financially sound and has
considered the overall profitability of      approved by the Board. The Board noted       the resources necessary to perform its
AIM, as well as the profitability of AIM     that AIM will receive advisory fees from     obligations under the Fund's sub-advisory
in connection with managing the Fund. The    these affiliated money market funds          agreement, and concluded that the
Board noted that AIM continues to operate    attributable to such investments, although   Sub-Advisor has the financial resources
at a net profit, although increased          AIM has contractually agreed to waive the    necessary to fulfill these obligations.
expenses in recent years have reduced the    advisory fees payable by the Fund with
profitability of AIM and its affiliates.     respect to its investment of uninvested
The Board concluded that the Fund's          cash in these affiliated money market
advisory fees were fair and reasonable,      funds through at least June 30, 2008. The
and that the level of profits realized by    Board considered the contractual nature of
AIM and its affiliates from providing        this fee waiver and noted that it remains
services to the Fund was not excessive in    in effect until at least June 30, 2008.
light of the nature, quality and extent of   The Board concluded that the Fund's
the services provided. The                   investment

AIM Structured Value Fund

TAX INFORMATION

Form 1099DIV, Form 1042S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

  The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

  The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2007:

       FEDERAL AND STATE INCOME TAX

         Long-Term Capital Gain Dividends                                      $45,477
         Qualified Dividend Income*                                              40.06%
         Corporate Dividends Received Deduction*                                 40.09%
         U.S. Treasury Obligations*                                               0.13%

       * The above percentages are based on ordinary income dividends paid to shareholders during the fund's fiscal year.

       NONRESIDENT ALIEN SHAREHOLDERS

         Qualified ShortTerm Gains                                             $11,968
         Qualified Interest Income**                                             11.41%

       ** The above percentage is based on income dividends paid to shareholders during the fund's fiscal year.

ADDITIONAL NONRESIDENT ALIEN SHAREHOLDER INFORMATION

The percentages of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended November 30, 2006, February 28, 2007, May 31, 2007 and August 31, 2007 were 2.77%, 3.20%, 2.19%, and 1.53%, respectively.

AIM Structured Value Fund

TRUSTEES AND OFFICERS



The address of each trustee and officer of AIM Counselor Series Trust (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY
TRUST                             SINCE      DURING PAST 5 YEARS                       TRUSTEE/ DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Interested Persons
-------------------------------------------------------------------------------------------------------------------------

  Martin L. Flanagan(1) -- 1960   2007       Director, Chief Executive Officer and     None
  Trustee                                    President, INVESCO PLC (parent of AIM
                                             and a global investment management
                                             firm); Chairman, A I M Advisors, Inc.
                                             (registered investment advisor);
                                             Director, Chairman, Chief Executive
                                             Officer and President, IVZ Inc. (holding
                                             company); INVESCO North American
                                             Holdings, Inc. (holding company);
                                             Chairman and President, INVESCO Group
                                             Services, Inc. (service provider);
                                             Trustee, The AIM Family of Funds(R);
                                             Chairman, Investment Company Institute;
                                             and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: President, Co-Chief Executive
                                             Officer, Co-President, Chief Operating
                                             Officer and Chief Financial Officer,
                                             Franklin Resources, Inc. (global
                                             investment management organization)
-------------------------------------------------------------------------------------------------------------------------

  Philip A. Taylor(2) -- 1954     2006       Director, Chief Executive Officer and     None
  Trustee, President and                     President, A I M Management Group Inc.
  Principal                                  (financial services holding company),
  Executive Officer                          AIM Mutual Fund Dealer Inc. (registered
                                             broker dealer), A I M Advisors, Inc.,
                                             AIM Funds Management Inc. d/b/a INVESCO
                                             Enterprise Services (registered
                                             investment advisor and registered
                                             transfer agent) and 1371 Preferred Inc.
                                             (holding company); Director, Chairman,
                                             Chief Executive Officer and President,
                                             A I M Capital Management, Inc.
                                             (registered investment advisor);
                                             Director and President, INVESCO Funds
                                             Group, Inc. (registered investment
                                             advisor and register transfer agent) and
                                             AIM GP Canada Inc. (general partner for
                                             a limited partnership); Director, A I M
                                             Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM
                                             Investment Services, Inc. (registered
                                             transfer agent), Fund Management Company
                                             (registered broker dealer) and INVESCO
                                             Distributors, Inc. (registered broker
                                             dealer); Director, President and
                                             Chairman, IVZ Callco Inc. (holding
                                             company); INVESCO Inc. (holding company)
                                             and AIM Canada Holdings Inc. (holding
                                             company); Director and Chief Executive
                                             Officer, AIM Trimark Corporate Class
                                             Inc. (formerly AIM Trimark Global Fund
                                             Inc.) (corporate mutual fund company)
                                             and AIM Trimark Canada Fund Inc.
                                             (corporate mutual fund company);
                                             Trustee, President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); Trustee and
                                             Executive Vice President, The AIM Family
                                             of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); and Manager,
                                             Powershares Capital Management LLC

                                             Formerly: President and Principal
                                             Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only); Chairman, AIM
                                             Canada Holdings, Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and Director, Trimark
                                             Trust (federally regulated Canadian
                                             Trust Company)
-------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
-------------------------------------------------------------------------------------------------------------------------

  Bruce L. Crockett -- 1944       2003       Chairman, Crockett Technology Associates  ACE Limited (insurance company);
  Trustee and Chair                          (technology consulting company)           and Captaris, Inc. (unified
                                                                                       messaging provider)
-------------------------------------------------------------------------------------------------------------------------

  Bob R. Baker -- 1936            1983       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Frank S. Bayley -- 1939         2003       Retired                                   Badgley Funds, Inc. (registered
  Trustee                                                                              investment company) (2 portfolios)
                                             Formerly: Partner, law firm of Baker &
                                             McKenzie
-------------------------------------------------------------------------------------------------------------------------

  James T. Bunch -- 1942          2000       Founder, Green, Manning & Bunch Ltd.,     None
  Trustee                                    (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder
                                             Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------

  Albert R. Dowden -- 1941        2003       Director of a number of public and        None
  Trustee                                    private business corporations, including
                                             the Boss Group Ltd. (private investment
                                             and management); Reich & Tang Funds
                                             (Chairman) (registered investment
                                             company) (7 portfolios); Daily Income
                                             Fund (4 portfolios), California Daily
                                             Tax Free Income Fund, Inc., Connecticut
                                             Daily Tax Free Income Fund, Inc. and New
                                             Jersey Daily Municipal Fund, Inc.,
                                             Annuity and Life Re (Holdings), Ltd.
                                             (insurance company); and Homeowners of
                                             America Holding Corporation (property
                                             casualty company)

                                             Formerly: Director, CompuDyne
                                             Corporation (provider of product and
                                             services to the public security market);
                                             Director, President and Chief Executive
                                             Officer, Volvo Group North America,
                                             Inc.; Senior Vice President, AB Volvo;
                                             Director of various affiliated Volvo
                                             companies; and Director, Magellan
                                             Insurance Company
-------------------------------------------------------------------------------------------------------------------------

  Jack M. Fields -- 1952          2003       Chief Executive Officer, Twenty First     Administaff
  Trustee                                    Century Group, Inc. (government affairs
                                             company); and Owner and Chief Executive
                                             Officer, Dos Angelos Ranch, L.P.
                                             (cattle, hunting, corporate
                                             entertainment); and Discovery Global
                                             Education Fund (non-profit)
                                             Formerly: Chief Executive Officer,
                                             Texana Timber LP (sustainable forestry
                                             company)

-------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937         2003       Partner, law firm of Kramer Levin         Director, Reich & Tang Funds) (7
  Trustee                                    Naftalis and Frankel LLP                  portfolios)
-------------------------------------------------------------------------------------------------------------------------

  Prema Mathai-Davis -- 1950      2003       Formerly: Chief Executive Officer, YWCA   None
  Trustee                                    of the USA
-------------------------------------------------------------------------------------------------------------------------

  Lewis F. Pennock -- 1942        2003       Partner, law firm of Pennock & Cooper     None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Ruth H. Quigley -- 1935         2003       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Larry Soll -- 1942              1997       Retired                                   None
  Trustee
-------------------------------------------------------------------------------------------------------------------------

  Raymond Stickel, Jr. -- 1944    2005       Retired                                   None
  Trustee                                    Formerly: Partner, Deloitte & Touche;
                                             and Director, Mainstay VP Series Funds,
                                             Inc. (25 portfolios)
-------------------------------------------------------------------------------------------------------------------------

(1) Mr. Flanagan was appointed as Trustee of the Trust on February 24, 2007. Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of INVESCO PLC, parent of the advisor to the Trust.
(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM Structured Value Fund

                                                                                       OTHER
                                  TRUSTEE                                              TRUSTEESHIP(S)/
NAME, YEAR OF BIRTH AND           AND/OR                                               DIRECTORSHIP(S)
POSITION(S) HELD WITH THE         OFFICER    PRINCIPAL OCCUPATION(S)                   HELD BY TRUSTEE/
TRUST                             SINCE      DURING PAST 5 YEARS                       DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 Other Officers
-------------------------------------------------------------------------------------------------------------------------

  Russell C. Burk -- 1958         2005       Senior Vice President and Senior Officer  N/A
  Senior Vice President and                  of The AIM Family of Funds--Registered
  Senior Officer                             Trademark--
                                             Formerly: Director of Compliance and
                                             Assistant General Counsel, ICON
                                             Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; General Counsel and
                                             Director of Compliance, ALPS Mutual
                                             Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------

  John M. Zerr -- 1962            2006       Director, Senior Vice President,          N/A
  Senior Vice President, Chief               Secretary and General Counsel, A I M
  Legal Officer and Secretary                Management Group Inc., A I M Advisors,
                                             Inc. and A I M Capital Management, Inc.;
                                             Director, Vice President and Secretary,
                                             INVESCO Distributors, Inc.; Vice
                                             President and Secretary, AIM Investment
                                             Services, Inc. and Fund Management
                                             Company; Senior Vice President and
                                             Secretary, A I M Distributors, Inc.;
                                             Director and Vice President, INVESCO
                                             Funds Group Inc.; Senior Vice President,
                                             Chief Legal Officer and Secretary of The
                                             AIM Family of Funds--Registered
                                             Trademark--; and Manager, Powershares
                                             Capital Management LLC

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Chief Operating
                                             Officer, Senior Vice President, General
                                             Counsel, and Secretary, Liberty Ridge
                                             Capital, Inc. (an investment adviser);
                                             Vice President and Secretary, PBHG Funds
                                             (an investment company); Vice President
                                             and Secretary, PBHG Insurance Series
                                             Fund (an investment company); General
                                             Counsel and Secretary, Pilgrim Baxter
                                             Value Investors (an investment adviser);
                                             Chief Operating Officer, General Counsel
                                             and Secretary, Old Mutual Investment
                                             Partners (a broker-dealer); General
                                             Counsel and Secretary, Old Mutual Fund
                                             Services (an administrator); General
                                             Counsel and Secretary, Old Mutual
                                             Shareholder Services (a shareholder
                                             servicing center); Executive Vice
                                             President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an
                                             investment adviser); and Vice President
                                             and Secretary, Old Mutual Advisors Funds
                                             (an investment company)
-------------------------------------------------------------------------------------------------------------------------

  Lisa O. Brinkley -- 1959        2004       Global Compliance Director, INVESCO PLC;  N/A
  Vice President                             and Vice President of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Senior Vice President, A I M
                                             Management Group Inc. (financial
                                             services holding company); Senior Vice
                                             President and Chief Compliance Officer,
                                             A I M Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice
                                             President and Chief Compliance Officer,
                                             A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Vice President, AIM
                                             Investment Services, Inc. and Fund
                                             Management Company; Senior Vice
                                             President and Chief Compliance Officer
                                             of The AIM Family of Funds--Registered
                                             Trademark--; and Senior Vice President
                                             and Compliance Director, Delaware
                                             Investments Family of Funds
-------------------------------------------------------------------------------------------------------------------------

  Kevin M. Carome -- 1956         2003       Senior Vice President and General
  Vice President                             Counsel, INVESCO PLC; Director, INVESCO
                                             Funds Group, Inc.; and Vice President of
                                             The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Director, Senior Vice           N/A
                                             President, Secretary and General
                                             Counsel, A I M Management Group Inc. and
                                             A I M Advisors, Inc.; Senior Vice
                                             President, A I M Distributors, Inc.;
                                             Director, General Counsel and Vice
                                             President, Fund Management Company; Vice
                                             President, A I M Capital Management,
                                             Inc. and AIM Investment Services, Inc.;
                                             Senior Vice President, Chief Legal
                                             Officer and Secretary of The AIM Family
                                             of Funds--Registered Trademark--;
                                             Director and Vice President, INVESCO
                                             Distributors, Inc.; Chief Executive
                                             Officer and President, INVESCO Funds
                                             Group, Inc.; and Senior Vice President
                                             and General Counsel, Liberty Financial
                                             Companies, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Sidney M. Dilgren -- 1961       2004       Vice President, A I M Advisors, Inc. and  N/A
  Vice President, Principal                  A I M Capital Management, Inc.; and Vice
  Financial Officer and                      President, Treasurer and Principal
  Treasurer                                  Financial Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Fund Treasurer, A I M
                                             Advisors, Inc.; Senior Vice President,
                                             AIM Investment Services, Inc.; and Vice
                                             President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Karen Dunn Kelley -- 1960       2003       Head of INVESCO's World Wide Fixed        N/A
  Vice President                             Income and Cash Management Group;
                                             Director of Cash Management and Senior
                                             Vice President, A I M Advisors, Inc. and
                                             A I M Capital Management, Inc; Director
                                             and President, Fund Management Company;
                                             Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust,
                                             Short-Term Investments Trust and
                                             Tax-Free Investments Trust); and
                                             President and Principal Executive
                                             Officer, The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
                                             Formerly: Chief Cash Management Officer
                                             and Managing Director, A I M Capital
                                             Management, Inc.; Vice President, A I M
                                             Advisors, Inc. and The AIM Family of
                                             Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free
                                             Investments Trust only)
-------------------------------------------------------------------------------------------------------------------------

  Lance A. Rejsek -- 1967         2005       Anti-Money Laundering Compliance          N/A
  Anti-Money Laundering                      Officer, A I M Advisors, Inc., A I M
  Compliance Officer                         Capital Management, Inc., A I M
                                             Distributors, Inc., AIM Investment
                                             Services, Inc., AIM Private Asset
                                             Management, Inc., Fund Management
                                             Company and The AIM Family of
                                             Funds--Registered Trademark--
                                             Formerly: Manager of the Fraud
                                             Prevention Department, AIM Investment
                                             Services, Inc.
-------------------------------------------------------------------------------------------------------------------------

  Todd L. Spillane -- 1958        2006       Senior Vice President, A I M Management   N/A
  Chief Compliance Officer                   Group Inc.; Senior Vice President and
                                             Chief Compliance Officer, A I M
                                             Advisors, Inc. and A I M Capital
                                             Management, Inc.; Chief Compliance
                                             Officer of The AIM Family of
                                             Funds--Registered Trademark--, INVESCO
                                             Global Asset Management (N.A.), Inc.,
                                             (registered investment advisor), INVESCO
                                             Institutional (N.A.), Inc., (registered
                                             investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding
                                             company), INVESCO Private Capital, Inc.
                                             (registered investment advisor) and
                                             INVESCO Senior Secured Management, Inc.
                                             (registered investment advisor); and
                                             Vice President, A I M Distributors,
                                             Inc., AIM Investment Services, Inc. and
                                             Fund Management Company

                                             Formerly: Vice President, A I M Capital
                                             Management, Inc.; Global Head of Product
                                             Development, AIG-Global Investment
                                             Group, Inc.; and Chief Compliance
                                             Officer and Deputy General Counsel,
                                             AIG-SunAmerica Asset Management
-------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS                 SUB-ADVISOR
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers   INVESCO
Suite 100                     11 Greenway Plaza        Inc.                     LLP                      Institutional
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street    (N.A.), Inc.
                              Houston, TX 77046-1173   Suite 100                Suite 2900               One
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678   Midtown
                                                                                                         Plaza
                                                                                                         1360
                                                                                                         Peachtree
                                                                                                         Street,
                                                                                                         N.E.
                                                                                                         Suite
                                                                                                         100
                                                                                                         Atlanta,
                                                                                                         GA
                                                                                                         30309-3262

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust
1735 Market Street, 51st      & Frankel LLP            P.O. Box 4739            Company
Floor                         1177 Avenue of the       Houston, TX 77210-4739   225 Franklin Street
Philadelphia, PA 19103-7599   Americas                                          Boston, MA 02110-2801
                              New York, NY 10036-2714

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and
   postage.                                         333-36074.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2007, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:          If used after January 20, 2008, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
1. Log in to your account.                          recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
                                                    Distributors, Inc.
2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    SVAL-AR-1            A I M Distributors,Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

ITEM 2. CODE OF ETHICS.

          As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

FEES BILLED BY PWC RELATED TO THE REGISTRANT

     PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                            Percentage of Fees
                                            Billed Applicable                            Percentage of Fees
                                               to Non-Audit                             Billed Applicable to
                                            Services Provided                            Non-Audit Services
                       Fees Billed for     for fiscal year end                           Provided for fiscal
                      Services Rendered      2007 Pursuant to       Fees Billed for         year end 2006
                      to the Registrant         Waiver of        Services Rendered to    Pursuant to Waiver
                     for fiscal year end       Pre-Approval       the Registrant for       of Pre-Approval
                             2007             Requirement(1)     fiscal year end 2006      Requirement(1)
                     -------------------   -------------------   --------------------   --------------------
Audit Fees                $272,969                 N/A                 $220,075                 N/A
Audit-Related Fees        $      0                   0%                $      0                   0%
Tax Fees(2)               $ 57,896                   0%                $ 41,929                   0%
All Other Fees            $      0                   0%                $      0                   0%
                          --------                                     --------
Total Fees                $330,865                   0%                $262,004                   0%

PWC billed the Registrant aggregate non-audit fees of $57,896 for the fiscal year ended 2007, and $41,929 for the fiscal year ended 2006, for non-audit services rendered to the Registrant.

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Tax fees for the fiscal year end August 31, 2007 includes fees billed for reviewing tax returns. Tax fees for fiscal year end August 31, 2006 includes fees billed for reviewing tax returns and consultation services.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

     PWC billed A I M Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                        Fees Billed for                               Fees Billed for
                      Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                      Rendered to AIM and   Billed Applicable to    Rendered to AIM and    Billed Applicable to
                      AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                     fiscal year end 2007    Provided for fiscal   fiscal year end 2006    Provided for fiscal
                      That Were Required        year end 2007       That Were Required        year end 2006
                      to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                     by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                        Audit Committee        Requirement(1)         Audit Committee         Requirement(1)
                     --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees            $0                     0%                     $0                      0%
Tax Fees                      $0                     0%                     $0                      0%
All Other Fees                $0                     0%                     $0                      0%
                             ---                                           ---
Total Fees(2)                 $0                     0%                     $0                      0%

----------
(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant's Audit Committee and approved by the Registrant's Audit Committee prior to the completion of the audit.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2007, and $0 for the fiscal year ended 2006, for non-audit services rendered to AIM and AIM Affiliates.

     The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence.

                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 18, 2006

STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Trustees (the "Board") are responsible for the appointment, compensation and oversight of the work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

NON-AUDIT SERVICES

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

     1. Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

               a. The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

               b. Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

     2. Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

     3.   Document the substance of its discussion with the Audit Committees.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor's independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

     - Bookkeeping or other services related to the accounting records or financial statements of the audit client

     -    Financial information systems design and implementation

     - Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

     -    Actuarial services

     -    Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

     -    Management functions

     -    Human resources

     -    Broker-dealer, investment adviser, or investment banking services

     -    Legal services

     -    Expert services unrelated to the audit

     -    Any service or product provided for a contingent fee or a commission

     - Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

     - Tax services for persons in financial reporting oversight roles at the Fund

     - Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 9, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ PHILIP A. TAYLOR
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: November 9, 2007


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: November 9, 2007

                                  EXHIBIT INDEX

12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.